UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-5270

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	04/30/2006

The following N-CSR relates only to the Registrant's series listed below and does not affect Dreyfus Premier Core Equity Fund, a series of the Registrant with a fiscal year end of August 31. A separate N-CSR will be filed for that series as appropriate.

Dreyfus Bond Market Index Fund
Dreyfus Premier Midcap Stock Fund
Dreyfus Disciplined Stock Fund
Dreyfus Premier Large Company Stock Fund
Dreyfus Institutional Government Money Market Fund
Dreyfus Institutional Prime Money Market Fund
Dreyfus Institutional U.S. Treasury Money Market Fund
Dreyfus Money Market Reserves
Dreyfus Municipal Reserves
Dreyfus Premier Tax Managed Growth Fund
Dreyfus BASIC S&P 500 Stock Index Fund
Dreyfus U.S. Treasury Reserves
Dreyfus Premier Balanced Fund
Dreyfus Premier Limited Term Income Fund
Dreyfus Premier Small Cap Value Fund

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus BASIC S&P 500 Stock Index Fund

SEMIANNUAL REPORT April 30, 2006

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund's Expenses
6	Comparing Your Fund's Expenses
With Those of Other Funds
7	Statement of Investments
23	Statement of Financial Futures
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statement of Changes in Net Assets
27	Financial Highlights
28	Notes to Financial Statements
34	Information About the Review
and Approval of the Fund's
Investment Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus BASIC S&P 500 Stock Index Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus BASIC S&P 500 Stock Index Fund, covering the six-month period from November 1, 2005, through April 30, 2006.

Since June 2004, the Federal Reserve Board has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. Recently, Fed Chairman Ben Bernanke suggested that the Fed may soon pause to assess current economic data and evaluate the impact of its credit tightening campaign. In our view, the Fed's efforts so far have largely been successful: the economy has grown at a moderate pace, the unemployment rate has dropped to multi-year lows, corporate profits have risen, and inflation has remained low despite volatile energy prices.

However, the financial markets are more likely to be influenced not by what the Fed already has accomplished, but by investors' expectations of what is to come, including the Fed's decision to increase rates further, maintain them at current levels or reduce them to stimulate future growth.We believe that this decision will depend largely on the outlook for core inflation in 2007.The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures build in an expanding economy, the Fed may choose to resume tightening later this year.As always, we urge you to discuss with your financial advisor the potential implications of these possibilities on your investments.

For information about how the fund performed, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund's portfolio manager.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter Chairman and Chief Executive Officer The Dreyfus Corporation May 15, 2006

2

DISCUSSION OF FUND PERFORMANCE

Tom Durante, CFA, Portfolio Manager

How did Dreyfus BASIC S&P 500 Stock Index Fund perform relative to its benchmark?

For the six-month period ended April 30, 2006, the fund produced a total return of 9.55% .1 The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"), the fund's benchmark, produced a 9.64% return for the same period.2,3

We attribute the market's performance to continued U.S. economic growth and strong corporate profits. These factors handily offset the negative influences of rising interest rates and volatile energy prices. The difference in returns between the fund and the S&P 500 Index was primarily the result of transaction costs and other operating expenses that are not reflected by the S&P 500 Index.

What is the fund's investment approach?

The fund seeks to match the total return of the S&P 500 Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 Index in proportion to their weighting in the S&P 500 Index. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks across 10 economic sectors.The S&P 500 Index is dominated by large-cap, blue-chip stocks that comprise nearly 75% of total U.S. market capitalization.

However, it is important to note that the S&P 500 Index is not composed of the 500 largest companies; rather, it is designed to reflect the industries of the U.S. economy. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones. The fund may also use stock index futures as a substitute for the sale or purchase of stocks.

As an index fund, the fund uses a passive management approach; all investment decisions are made based on the composition of the S&P 500 Index.The fund does not attempt to manage market volatility.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

What other factors influenced the fund's performance?

When the reporting period began, many investors had become concerned that higher short-term interest rates and rising energy prices might erode consumer spending and reduce the rate of U.S. economic growth. However, higher fuel and borrowing costs have so far failed to dampen consumer confidence. Instead, business investment has accelerated, inflationary pressures have remained subdued and corporate earnings have risen, helping to support higher stock prices. What's more, many large-cap companies have benefited from significant overseas operations in the growing global economy.

Among the greatest contributors to the S&P 500 Index for the reporting period were banks and asset management firms within the financials sector. Banks were buoyed by a healthy economy and low default loan rates, while brokerage firms benefited from a higher volume of U.S. stock market trading, increased mergers-and-acquisitions activity and well-diversified international businesses.

Other positive contributors to the S&P 500 Index's performance included the producer goods area, which consists of a variety of metals and mining, industrial parts, chemicals, heavy machinery and defense companies. Stocks in these areas flourished as the global economy continued to expand and demand intensified for the raw materials and other industrial goods required to build the industrial infrastructures of a number of developing nations. Similarly, the S&P 500 Index received strong contributions from the energy sector, as increased demand from China, India and other emerging markets for a limited supply of crude oil and natural gas helped propel energy stock prices higher. Integrated energy producers and oil services providers fared especially well, followed by oil refiners and exploration and production companies. A wave of mergers-and-acquisitions activity also benefited several integrated energy producers.

4

On the other hand, some Internet companies in the information technology area produced generally disappointing results, largely due to increased competition and aggressive spending on the latest software, services and products needed to attract customers to their websites. In the health care sector, HMOs also detracted from the S&P 500 Index's returns. While these stocks as a group have enjoyed favorable returns for some time now, they were hurt during the reporting period by enrollment delays related to the new Medicare prescription drug program. Finally, in the consumer cyclicals area, automobile manufacturers continued to suffer from "legacy costs," including high wages for labor, steep health care expenditures and generous pensions.

What is the fund's current strategy?

As an index fund, our strategy is to attempt to replicate the returns of the S&P 500 Index. Accordingly, the percentage of the fund's assets invested in each industry group closely approximated its representation in the S&P 500 Index. In our view, an investment in a broadly diversified index fund, such as Dreyfus BASIC S&P 500 Stock Index Fund, may help investors in their efforts to manage stock market risk by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding.

May 15, 2006

[1] Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends daily and, where applicable, capital gain distributions.The Standard & Poor's 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.
[3] "Standard & Poor's®,""S&P®,""Standard & Poor's 500" and "S&P 500®" are trademarks of
The McGraw-Hill Companies, Inc., and have been licensed for use by the fund.The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

The Fund 5

UNDERSTANDING YOUR FUND'S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial adviser.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC S&P 500 Stock Index Fund from November 1, 2005 to April 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2006

Expenses paid per $1,000 †	$ 1.04
Ending value (after expenses)	$1,095.50

COMPARING YOUR FUND'S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2006

Expenses paid per $1,000 †	$ 1.00
Ending value (after expenses)	$1,023.80

† Expenses are equal to the fund's annualized expense ratio of .20%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS April 30, 2006 (Unaudited)
Common Stocks—97.0%	Shares	Value ($)

Consumer Cyclical—7.9%
Albertson's	46,886	1,187,622
Autonation	18,600 [a]	418,872
AutoZone	7,000 [a]	655,270
Bed Bath & Beyond	35,700 [a]	1,369,095
Best Buy	51,650	2,926,489
Big Lots	14,600 [a,b]	210,970
Brunswick	12,050	472,601
Circuit City Stores	19,386	557,347
Coach	48,700 [a]	1,608,074
Cooper Tire & Rubber	7,853	99,733
Costco Wholesale	60,200	3,276,686
CVS	103,936	3,088,978
Darden Restaurants	16,750	663,300
Dillard's, Cl. A	7,800	203,424
Dollar General	40,246 [b]	702,695
Eastman Kodak	36,550 [b]	985,388
Family Dollar Stores	19,700	492,500
Federated Department Stores	34,630	2,695,945
Ford Motor	237,011 [b]	1,647,226
Gap	72,950	1,319,665
General Motors	71,850 [b]	1,643,928
Genuine Parts	22,000	960,300
Goodyear Tire & Rubber	22,500 [a,b]	315,000
Harley-Davidson	34,650	1,761,606
Harman International Industries	8,300	730,317
Harrah's Entertainment	23,394	1,909,886
Hasbro	22,675	446,924
Hilton Hotels	41,850	1,127,439
Home Depot	270,100	10,785,093
International Game Technology	42,900	1,627,197
JC Penney	29,550	1,934,343
Johnson Controls	24,656	2,010,697
Jones Apparel Group	14,500	498,075
Kohl's	43,800 [a]	2,445,792

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Consumer Cyclical (continued)
Kroger	92,200	1,867,972
Limited Brands	44,300	1,135,852
Liz Claiborne	13,400	523,270
Lowe's Cos.	99,400	6,267,170
Marriott International, Cl. A	20,650	1,508,895
Mattel	49,450	800,101
McDonald's	159,800	5,524,286
Navistar International	7,800 [a]	205,764
Nike, Cl. B	24,050	1,968,252
Nordstrom	27,800	1,065,574
Office Depot	37,550 [a]	1,523,779
OfficeMax	9,014	348,842
Paccar	21,474	1,544,625
RadioShack	17,252 [b]	293,284
Safeway	57,150	1,436,179
Sears Holdings	12,641 [a]	1,816,385
Southwest Airlines	89,993	1,459,686
Staples	92,600	2,445,566
Starbucks	97,000 [a]	3,615,190
Starwood Hotels & Resorts	27,450	1,575,081
Supervalu	17,300 [b]	501,873
Target	111,750	5,933,925
Tiffany & Co.	18,100	631,509
TJX Cos.	58,550	1,412,811
VF	11,250	688,387
Wal-Mart Stores	317,600	14,301,528
Walgreen	128,700	5,396,391
Wendy's International	14,497	895,625
Whirlpool	9,881 [b]	886,820
Whole Foods Market	17,700 [b]	1,086,426
Yum! Brands	35,060	1,811,901
		123,251,426
Consumer Staples—7.1%
Alberto-Culver	9,616	432,431
Altria Group	265,300	19,409,348
Anheuser-Busch Cos.	98,700	4,400,046

8

Common Stocks (continued)	Shares		Value ($)

Consumer Staples (continued)
Archer-Daniels-Midland	83,135		3,021,126
Avon Products	57,272		1,867,640
Brown-Forman, Cl. B	10,600		789,700
Campbell Soup	23,450		753,683
Clorox	19,050		1,222,629
Coca-Cola	261,900		10,989,324
Coca-Cola Enterprises	38,550		752,881
Colgate-Palmolive	65,500		3,872,360
ConAgra Foods	65,982		1,496,472
Constellation Brands, Cl. A	25,100	[a]	619,970
Dean Foods	17,300	[a]	685,253
Estee Lauder Cos., Cl. A	15,100		560,512
Fortune Brands	18,621		1,495,266
General Mills	45,300		2,235,102
Hershey	22,800		1,216,152
HJ Heinz	42,550		1,766,250
Kellogg	31,950		1,479,604
Kimberly-Clark	58,600		3,429,858
McCormick & Co.	16,900		588,627
Molson Coors Brewing, Cl. B	7,265	[b]	536,593
Newell Rubbermaid	34,878	[b]	956,355
Pactiv	18,250	[a]	444,205
Pepsi Bottling Group	17,200		552,120
PepsiCo	210,620		12,266,509
Procter & Gamble	418,177		24,342,083
Reynolds American	10,850	[b]	1,189,702
Sara Lee	96,600		1,726,242
Sysco	78,708		2,352,582
Tyson Foods, Cl. A	32,000		467,200
UST	20,800	[b]	913,744
WM Wrigley, Jr.	28,188		1,326,786
			110,158,355
Energy—9.9%
Amerada Hess	10,150		1,454,190
Anadarko Petroleum	29,275		3,068,605
Apache	42,026		2,985,527

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Energy (continued)
Baker Hughes	43,470	3,513,680
BJ Services	41,200	1,567,660
Centerpoint Energy	39,444 [b]	474,117
Chesapeake Energy	47,500	1,504,800
Chevron	283,064	17,272,565
ConocoPhillips	209,981	14,047,729
Devon Energy	56,200	3,378,182
El Paso	83,836	1,082,323
EOG Resources	30,800	2,163,084
Exxon Mobil	776,356	48,972,536
Halliburton	65,600	5,126,640
Hugoton Royalty Trust	2,751	76,079
Kerr-McGee	14,739	1,471,837
KeySpan	22,200	896,436
Kinder Morgan	13,400	1,179,468
Marathon Oil	46,585	3,696,986
Murphy Oil	21,000	1,053,780
Nabors Industries	40,200 [a]	1,500,666
National Oilwell Varco	22,200 [a]	1,531,134
Nicor	5,650 [b]	223,796
NiSource	34,650 [b]	731,461
Noble	17,450	1,377,503
Occidental Petroleum	54,800	5,630,152
Peoples Energy	4,920 [b]	178,744
Rowan Cos.	13,860	614,414
Schlumberger	150,200	10,384,828
Sempra Energy	32,842	1,511,389
Sunoco	16,936	1,372,493
Transocean	41,450 [a]	3,360,351
Valero Energy	79,100	5,120,934
Weatherford International	44,300 [a]	2,344,799
Williams Cos.	75,600	1,657,908
XTO Energy	46,166	1,955,130
		154,481,926

10

Common Stocks (continued)	Shares	Value ($)

Health Care—11.7%
Abbott Laboratories	195,650	8,362,081
Aetna	72,108	2,776,158
Allergan	19,250	1,977,360
AmerisourceBergen	26,600	1,147,790
Amgen	148,566 [a]	10,057,918
Applera—Applied Biosystems Group	23,300	671,972
Barr Pharmaceuticals	13,400 [a]	811,370
Bausch & Lomb	6,914 [b]	338,440
Baxter International	82,400	3,106,480
Becton, Dickinson & Co.	31,400	1,979,456
Biogen Idec	43,740 [a]	1,961,739
Biomet	31,475 [b]	1,170,241
Boston Scientific	147,604 [a]	3,430,310
Bristol-Myers Squibb	249,100	6,322,158
Cardinal Health	53,650	3,613,327
Caremark Rx	57,000	2,596,350
Cigna	15,400	1,647,800
Coventry Health Care	20,400 [a]	1,013,268
CR Bard	13,200	982,872
Eli Lilly & Co.	143,650	7,601,958
Express Scripts	18,600 [a]	1,453,404
Fisher Scientific International	15,700 [a]	1,107,635
Forest Laboratories	41,400 [a]	1,671,732
Genzyme	33,050 [a]	2,021,338
Gilead Sciences	58,800 [a]	3,381,000
HCA	51,850 [b]	2,275,696
Health Management Associates, Cl. A	30,550	632,690
Hospira	20,445 [a]	788,155
Humana	20,750 [a]	937,485
Johnson & Johnson	378,396	22,177,790
King Pharmaceuticals	30,750 [a]	534,743
Laboratory Corp. of America Holdings	15,900 [a]	907,890
Manor Care	10,050	440,692
McKesson	38,904	1,890,345

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Medco Health Solutions	38,669 [a]	2,058,351
Medimmune	32,450 [a]	1,021,201
Medtronic	153,500	7,693,420
Merck & Co.	278,050	9,570,481
Millipore	6,650 [a]	490,637
Mylan Laboratories	27,800	607,152
Patterson Cos.	17,600 [a,b]	573,408
PerkinElmer	16,582	355,518
Pfizer	935,440	23,694,695
Quest Diagnostics	20,700	1,153,611
Schering-Plough	188,100	3,634,092
St. Jude Medical	46,600 [a]	1,839,768
Stryker	37,100	1,623,125
Tenet Healthcare	59,750 [a]	497,120
Thermo Electron	20,600 [a]	793,924
UnitedHealth Group	172,400	8,575,176
Waters	13,400 [a]	607,288
Watson Pharmaceuticals	12,950 [a]	368,298
WellPoint	83,900 [a]	5,956,900
Wyeth	170,850	8,315,269
Zimmer Holdings	31,520 [a]	1,982,608
		183,201,685
Interest Sensitive—24.0%
ACE	41,000	2,277,140
Aflac	63,300	3,009,282
Allstate	81,950	4,629,355
AMBAC Financial Group	13,400	1,103,624
American Express	157,300	8,464,313
American International Group	329,996	21,532,239
Ameriprise Financial	31,880	1,563,395
AmSouth Bancorp	43,950	1,271,913
AON	40,950	1,716,214
Apartment Investment & Management, Cl. A	12,300	549,687
Archstone-Smith Trust	27,100	1,324,648
Bank of America	590,484	29,476,961
Bank of New York	98,028	3,445,684

12

Common Stocks (continued)	Shares		Value ($)

Interest Sensitive (continued)
BB & T	68,100	[b]	2,924,214
Bear Stearns Cos.	15,198		2,165,867
Boston Properties	11,400		1,006,278
Capital One Financial	38,300		3,318,312
Charles Schwab	131,150		2,347,585
Chubb	50,800		2,618,232
Cincinnati Financial	22,137		943,922
CIT Group	25,400		1,371,854
Citigroup	634,526		31,694,574
Comerica	20,700		1,177,209
Compass Bancshares	15,700		862,872
Countrywide Financial	76,698		3,118,541
E*Trade Financial	53,100	[a]	1,321,128
Equity Office Properties Trust	47,200	[b]	1,524,560
Equity Residential	36,950	[b]	1,657,946
Fannie Mae	123,050		6,226,330
Federated Investors, Cl. B	10,750		377,325
Fifth Third Bancorp	70,591	[b]	2,853,288
First Horizon National	16,000	[b]	678,720
Franklin Resources	19,400		1,806,528
Freddie Mac	87,850		5,364,121
General Electric	1,325,150		45,836,938
Genworth Financial, Cl. A	47,900		1,590,280
Golden West Financial	32,600		2,342,962
Goldman Sachs Group	55,450		8,888,080
H & R Block	41,700	[b]	952,011
Hartford Financial Services Group	38,500		3,539,305
Huntington Bancshares/OH	31,576		762,560
Janus Capital Group	27,300		531,258
JPMorgan Chase & Co.	443,148		20,110,056
Keycorp	51,550		1,970,241
Kimco Realty	27,100		1,006,223
Legg Mason	15,700		1,860,136
Lehman Brothers Holdings	34,350		5,192,002
Lincoln National	36,250		2,105,400
Loews	17,300		1,836,395

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Interest Sensitive (continued)
M&T Bank	10,100	1,205,940
Marsh & McLennan Cos.	69,500	2,131,565
Marshall & Ilsley	28,150	1,287,018
MBIA	17,000 [b]	1,013,710
Mellon Financial	52,700	1,983,101
Merrill Lynch & Co.	116,750	8,903,355
MetLife	96,400 [b]	5,022,440
MGIC Investment	11,150	788,305
Morgan Stanley	136,560	8,780,808
National City	69,600	2,568,240
North Fork Bancorporation	60,425	1,820,605
Northern Trust	23,550	1,386,859
Plum Creek Timber	23,400	849,420
PNC Financial Services Group	37,150	2,655,110
Principal Financial Group	35,550	1,824,070
Progressive	25,000	2,713,250
Prologis	31,000	1,556,820
Prudential Financial	62,950	4,918,283
Public Storage	10,500 [b]	807,240
Regions Financial	57,986	2,117,069
Safeco	15,700	814,830
Simon Property Group	23,250 [b]	1,903,710
SLM	53,050	2,805,284
Sovereign Bancorp	45,400 [b]	1,006,518
St. Paul Travelers Cos.	88,427	3,893,441
State Street	42,300	2,763,036
SunTrust Banks	47,100	3,642,243
Synovus Financial	39,800	1,114,400
T Rowe Price Group	16,750	1,410,182
Torchmark	13,216	794,414
UnumProvident	37,972 [b]	771,211
US Bancorp	228,957	7,198,408
Vornado Realty Trust	15,100	1,444,164
Wachovia	206,290	12,346,456
Washington Mutual	126,044 [b]	5,679,543

14

Common Stocks (continued)	Shares	Value ($)

Interest Sensitive (continued)
Wells Fargo & Co.	213,080	14,636,465
XL Capital, Cl. A	22,200	1,462,758
Zions Bancorporation	13,250 [b]	1,100,147
		373,368,126
Producer Goods—10.8%
3M	96,000	8,201,280
Air Products & Chemicals	28,350	1,942,542
Alcoa	110,838	3,744,108
Allegheny Technologies	11,033	765,028
American Power Conversion	21,850	485,944
American Standard Cos.	22,650 [b]	985,955
Ashland	9,100	598,962
Avery Dennison	14,092	880,750
Ball	13,300	531,734
Bemis	13,400	421,564
Black & Decker	9,850	922,059
Boeing	101,744	8,490,537
Burlington Northern Santa Fe	47,417	3,771,074
Caterpillar	85,300	6,460,622
Centex	15,628	868,917
Cooper Industries, Cl. A	11,700	1,069,965
CSX	27,850	1,907,447
Cummins	5,947	621,462
Deere & Co.	30,100 [b]	2,642,178
Dover	25,800	1,283,550
Dow Chemical	123,013	4,995,558
DR Horton	34,600	1,038,692
Eastman Chemical	10,426	566,653
Eaton	18,942	1,451,904
Ecolab	23,150	875,070
EI Du Pont de Nemours & Co.	116,994	5,159,435
Emerson Electric	52,300	4,442,885
Engelhard	15,700	603,037
FedEx	38,592	4,443,097
Fluor	11,039	1,025,633

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Producer Goods (continued)
Freeport-McMoRan Copper & Gold, Cl. B	23,400	1,511,172
General Dynamics	50,900	3,340,058
Goodrich	15,700	698,650
Hercules	14,450 [a]	205,335
Honeywell International	105,600	4,488,000
Illinois Tool Works	26,050	2,675,335
Ingersoll-Rand, Cl. A	41,600	1,820,000
International Flavors & Fragrances	10,000	353,300
International Paper	62,638	2,276,891
ITT Industries	23,500	1,321,405
KB Home	9,800 [b]	603,386
L-3 Communications Holdings	15,400	1,258,180
Leggett & Platt	23,200	615,496
Lennar, Cl. A	17,400	955,782
Lockheed Martin	45,550	3,457,245
Louisiana-Pacific	13,500	372,330
Masco	52,918	1,688,084
MeadWestvaco	23,046	657,041
Molex	18,125	672,800
Monsanto	34,288	2,859,619
Newmont Mining	56,824	3,316,249
Norfolk Southern	52,400	2,829,600
Northrop Grumman	44,612	2,984,543
Nucor	19,800	2,154,636
Pall	15,953 [b]	481,462
Parker Hannifin	15,190	1,231,150
Phelps Dodge	25,850	2,228,012
PPG Industries	21,021 [b]	1,410,930
Praxair	41,000	2,301,330
Pulte Homes	27,192	1,015,621
Raytheon	56,700	2,510,109
Rockwell Automation	22,500	1,630,350
Rockwell Collins	21,900	1,252,680
Rohm & Haas	18,355	928,763
Sealed Air	10,381	559,017

16

Common Stocks (continued)	Shares		Value ($)

Producer Goods (continued)
Sherwin-Williams	14,200		723,348
Sigma-Aldrich	8,500		583,185
Snap-On	7,450	[b]	309,175
Stanley Works	9,177		479,498
Temple-Inland	14,200		659,448
Textron	16,850		1,515,658
Tyco International	256,182		6,750,396
Union Pacific	33,650		3,069,217
United Parcel Service, Cl. B	138,850		11,256,570
United States Steel	13,850	[b]	948,725
United Technologies	129,056		8,106,007
Vulcan Materials	12,750		1,083,240
Weyerhaeuser	30,900		2,177,523
WW Grainger	9,700		746,124
			168,270,317
Services—6.0%
Affiliated Computer Services, Cl. A	14,900	[a]	830,824
Allied Waste Industries	30,800	[a]	436,128
Alltel	49,350		3,176,660
Apollo Group, Cl. A	17,900	[a]	978,056
Automatic Data Processing	73,650		3,246,492
Carnival	55,200		2,584,464
CBS, Cl. B	98,200		2,501,154
Cendant	128,186		2,234,282
Cintas	17,500		734,650
Clear Channel Communications	65,750		1,875,848
Comcast, Cl. A	271,896	[a]	8,415,181
Computer Sciences	23,750	[a]	1,390,563
Convergys	17,750	[a]	345,593
Dow Jones & Co.	7,550	[b]	279,124
Electronic Data Systems	65,450		1,772,386
Equifax	16,450		633,983
EW Scripps, Cl. A	10,800		497,664
First Data	97,572		4,653,209
Fiserv	23,450	[a]	1,057,126

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Services (continued)
Gannett	30,250	1,663,750
IMS Health	25,300 [b]	687,654
Interpublic Group of Cos.	54,700 [a,b]	524,026
Knight-Ridder	8,550 [b]	530,100
McGraw-Hill Cos.	46,700	2,599,322
Meredith	5,360	265,856
Monster Worldwide	16,050 [a]	921,270
Moody's	30,900	1,916,109
New York Times, Cl. A	18,486 [b]	458,268
News, Cl. A	305,200	5,237,232
Omnicom Group	22,750	2,047,728
Paychex	42,475	1,715,565
Robert Half International	21,850	923,600
RR Donnelley & Sons	27,600	929,844
Ryder System	7,750	404,163
Sabre Holdings, Cl. A	16,726	386,203
Sprint Nextel	377,203	9,354,634
Time Warner	572,800	9,966,720
Tribune	33,241	958,338
Unisys	43,500 [a]	271,440
Univision Communications, Cl. A	28,450 [a,b]	1,015,381
Viacom, Cl. B	98,200 [a]	3,911,306
Walt Disney	244,800	6,844,608
Waste Management	70,242	2,631,265
		93,807,769
Technology—14.5%
ADC Telecommunications	14,850 [a,b]	332,492
Adobe Systems	76,300	2,990,960
Advanced Micro Devices	61,100 [a]	1,976,585
Agilent Technologies	54,508 [a]	2,094,197
Altera	45,700 [a]	998,088
Amazon.Com	39,200 [a]	1,380,232
Analog Devices	46,500	1,763,280
Andrew	20,400 [a,b]	215,832
Apple Computer	108,300 [a]	7,623,237
Applied Materials	201,750	3,621,413

18

Common Stocks (continued)	Shares	Value ($)

Technology (continued)
Applied Micro Circuits	37,700 [a]	138,359
Autodesk	29,300 [a,b]	1,231,772
Avaya	53,068 [a]	636,816
BMC Software	27,050 [a,b]	582,657
Broadcom, Cl. A	55,975 [a]	2,301,132
CA	58,049	1,472,123
Ciena	74,000 [a,b]	302,660
Cisco Systems	781,950 [a]	16,381,853
Citrix Systems	22,650 [a]	904,188
Compuware	48,650 [a]	373,632
Comverse Technology	25,650 [a]	580,973
Corning	196,500 [a]	5,429,295
Danaher	30,200	1,936,122
Dell	299,200 [a]	7,839,040
eBay	146,600 [a]	5,044,506
Electronic Arts	38,600 [a]	2,192,480
EMC/Massachusetts	302,200 [a]	4,082,722
Freescale Semiconductor, Cl. B	52,213 [a]	1,653,586
Gateway	33,900 [a]	74,580
Google, Cl. A	25,800 [a]	10,782,852
Hewlett-Packard	359,565	11,675,076
Intel	747,900	14,943,042
International Business Machines	199,300	16,410,362
Intuit	22,450 [a]	1,216,117
Jabil Circuit	22,200 [a]	865,578
JDS Uniphase	213,100 [a,b]	743,719
KLA-Tencor	25,400	1,223,264
Lexmark International, Cl. A	13,800 [a]	672,060
Linear Technology	38,900 [b]	1,380,950
LSI Logic	49,832 [a]	530,711
Lucent Technologies	568,171 [a,b]	1,585,197
Maxim Integrated Products	40,750	1,436,845
Micron Technology	85,450 [a,b]	1,450,087
Microsoft	1,129,750	27,283,463
Motorola	317,806	6,785,158
National Semiconductor	42,900	1,286,142

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Technology (continued)
NCR	23,100 [a]	910,140
Network Appliance	47,550 [a]	1,762,679
Novell	49,500 [a]	406,890
Novellus Systems	16,950 [a,b]	418,665
Nvidia	43,600 [a]	1,273,992
Oracle	479,050 [a]	6,989,340
Parametric Technology	14,240 [a]	212,746
Pitney Bowes	28,856	1,207,624
PMC-Sierra	23,750 [a]	295,213
QLogic	20,500 [a]	426,605
Qualcomm	210,600	10,812,204
SanDisk	23,400 [a]	1,493,622
Sanmina-SCI	68,150 [a]	353,699
Solectron	116,250 [a]	465,000
Sun Microsystems	440,000 [a,b]	2,200,000
Symantec	132,666 [a]	2,173,069
Symbol Technologies	32,154	342,440
Tektronix	10,368	366,198
Tellabs	57,250 [a]	907,413
Teradyne	25,150 [a]	424,029
Texas Instruments	203,500	7,063,485
VeriSign	31,100 [a]	731,472
Xerox	118,398 [a]	1,662,308
Xilinx	43,800	1,211,946
Yahoo!	160,400 [a]	5,257,912
		225,794,126
Utilities—5.1%
AES	83,400 [a]	1,415,298
Allegheny Energy	20,700 [a]	737,541
Ameren	26,050	1,312,139
American Electric Power	50,090	1,676,011
AT & T	493,244	12,927,925
BellSouth	228,600	7,722,108
CenturyTel	14,700	554,190
Citizens Communications	41,800 [b]	555,104

20

Common Stocks (continued)	Shares	Value ($)

Utilities (continued)
CMS Energy	28,050 [a]	373,626
Consolidated Edison	31,200 [b]	1,345,344
Constellation Energy Group	22,650	1,243,938
Dominion Resources/VA	44,134	3,304,313
DTE Energy	22,600 [b]	921,628
Duke Energy	157,880 [b]	4,597,466
Dynegy, Cl. A	38,550 [a,b]	191,594
Edison International	41,400	1,672,974
Entergy	26,450	1,849,913
Exelon	84,874	4,583,196
FirstEnergy	41,931	2,126,321
FPL Group	51,300 [b]	2,031,480
PG & E	43,900	1,748,976
Pinnacle West Capital	12,600	505,260
PPL	48,300	1,402,632
Progress Energy	32,024	1,370,627
Public Service Enterprise Group	31,850	1,996,995
Qwest Communications International	197,174 [a]	1,323,038
Southern	94,250	3,037,678
TECO Energy	26,500	423,470
TXU	58,840	2,920,229
Verizon Communications	372,092	12,290,199
Xcel Energy	51,380 [b]	967,999
		79,129,212
Total Common Stocks
(cost $1,078,912,940)		1,511,462,942

	Principal
Short-Term Investments—.2%	Amount ($)	Value ($)

U.S. Treasury Bills:
4.48%, 6/15/06	200,000 [c]	198,870
4.53%, 5/11/06	300,000 [c]	299,634
4.53%, 6/8/06	200,000 [c]	199,050
4.57%, 7/20/06	2,050,000 [c]	2,029,172
Total Short-Term Investments
(cost $2,726,728)		2,726,726

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—2.7%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $41,447,000)	41,447,000 [d]	41,447,000

Investment of Cash Collateral
for Securities Loaned—3.0%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $47,436,427)	47,436,427 [d]	47,436,427

Total Investments (cost $1,170,523,095)	102.9%	1,603,073,095
Liabilities, Less Cash and Receivables	(2.9%)	(45,563,382)
Net Assets	100.0%	1,557,509,713

[a] Non-income producing security.
[b] All or a portion of these securities are on loan. At April 30, 2006, the total market value of the fund's securities on loan is $47,441,553 and the total market value of the collateral held by the fund is $49,158,362, consisting of cash collateral of $47,436,427 and U.S. Government and agency securities valued at $1,721,935.
[c] Partially held by a broker as collateral for open financial futures positions.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Interest Sensitive	24.0	Services	6.0
Technology	14.5	Short-Term/Money
Health Care	11.7	Market Investments	5.9
Producer Goods	10.8	Utilities	5.1
Energy	9.9	Financial Futures	.0
Consumer Cyclical	7.9
Consumer Staples	7.1		102.9

† Based on net assets. See notes to financial statements.

22

STATEMENT OF FINANCIAL FUTURES April 30, 2006 (Unaudited)

See notes to financial statements.

The Fund 23

STATEMENT OF ASSETS AND LIABILITIES April 30, 2006 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement
of Investments (including securities on loan,
valued at $47,441,553)—Note 1(b):
Unaffiliated issuers	1,081,639,668	1,514,189,668
Affiliated issuers	88,883,427	88,883,427
Cash		539,230
Dividends and interest receivable		1,977,801
Receivable for shares of Capital Stock subscribed		261,975
Receivable for futures variation margin—Note 4		26,735
		1,605,878,836

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(a)		253,430
Liability for securities loaned—Note 1(b)		47,436,427
Payable for shares of Capital Stock redeemed		679,266
		48,369,123

Net Assets ($)		1,557,509,713

Composition of Net Assets ($):
Paid-in capital		1,298,657,704
Accumulated undistributed investment income—net		7,876,726
Accumulated net realized gain (loss) on investments		(182,105,967)
Accumulated net unrealized appreciation
(depreciation) on investments (including $531,250
net unrealized appreciation on financial futures)		433,081,250

Net Assets ($)		1,557,509,713

Shares Outstanding
(150 million shares of $.001 par value Capital Stock authorized)		56,959,191
Net Asset Value, offering and redemption price per share ($)		27.34

See notes to financial statements.

24

STATEMENT OF OPERATIONS Six Months Ended April 30, 2006 (Unaudited)
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	14,487,449
Affiliated issuers	168,593
Interest	366,475
Income from securities lending	52,034
Total Income	15,074,551
Expenses:
Management fee—Note 3(a)	1,486,026
Loan commitment fees—Note 2	8,806
Total Expenses	1,494,832
Investment Income—Net	13,579,719

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	33,245,822
Net realized gain (loss) on financial futures	1,383,710
Net Realized Gain (Loss)	34,629,532
Net unrealized appreciation (depreciation)
on investments (including $728,425 net
unrealized appreciation on financial futures)	85,250,482
Net Realized and Unrealized Gain (Loss) on Investments	119,880,014
Net Increase in Net Assets Resulting from Operations	133,459,733

See notes to financial statements.

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS

See notes to financial statements.

26

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

[a] Based on average shares outstanding at each month end. [b] Not annualized. See notes to financial statements.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC S&P 500 Stock Index Fund (the "fund") is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering sixteen series including the fund.The fund's investment objective is to replicate the total return of the Standard & Poor's 500 Composite Stock Price Index primarily through investments in equity securities.The Dreyfus Corporation (the "Manager" or "Dreyfus") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial"). Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

The fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by

28

events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR's and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments is recognized on the accrual basis.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions. It is the fund's policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund's holding period.This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period.The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counter party default, the fund has the right to use the collateral to offset losses incurred. There is potential loss to the fund in the event the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights. The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as "affiliated" in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

30

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $184,622,702 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2005. If not applied, $32,219,795 of the carryover expires in fiscal 2009, $62,001,872 expires in fiscal 2010, $45,030,585 expires in fiscal 2011 and $45,370,450 expires in fiscal 2012.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2005 was as follows: ordinary income $27,305,892. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the "Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended April 30, 2006, the fund did not borrow under the Facility.

NOTE 3—Investment Management Fee And Other Transactions with Affiliates:

(a) Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third and/or affiliated parties to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .20% of the value of the fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, commitment fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Directors (including counsel fees). Each Director receives $45,000 per year, plus $6,000 for each joint Board meeting of the Company, The Dreyfus/Laurel Tax-Free Municipal Funds, and The Dreyfus/Laurel Funds Trust (collectively, the "Dreyfus/Laurel Funds") attended, $2,000 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled board meeting and $1,500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses.With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). With respect to compensation committee meetings, the Chair of the compensation committee receives $900 per meeting and, with respect to audit committee meetings, the Chair of the audit committee receives $1,350 per meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund, the $2,000 or $1,500 fee, as applicable, will be allocated between the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Directors.

32

The component of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $253,430.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 2006, amounted to $47,685,502 and $72,381,719, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at April 30, 2006, are set forth in the Statement of Financial Futures.

At April 30, 2006, accumulated net unrealized appreciation on investments was $432,550,000, consisting of $529,735,606 gross unrealized appreciation and $97,185,606 gross unrealized depreciation.

At April 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 33

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund's Board of Directors held on February 1 and

2, 2006, the Board considered the re-approval for an annual period of the fund's Investment Management Agreement ("Management Agreement"), pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager's representatives reviewed the fund's distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager's representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager's corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund's distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund's asset size.

The Board members also considered the Manager's research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager's extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund's Performance and Management Fee and Expense Ratio. The Board members reviewed the fund's performance and placed significant emphasis on comparisons to a group of funds that are passively managed and commit by prospectus language to replicate the Standard and Poor's(r) Composite 500 Stock Index, includ-

34

ing reinvested dividends ("S&P 500 Index funds") (the "Performance Group") and to a larger universe of funds, consisting of all retail and institutional S&P 500 Index funds (the "Performance Universe") selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons for various periods ended November 30, 2005, and noted that the fund's total return performance was higher than the Performance Group and Performance Universe medians for each of the periods.The Manager also provided the Board with the fund's total return performance and the quartile, percentile and rank of the fund's total return within its Lipper category (as provided by Lipper) for periods ended December 31, 2005, and noted that they were generally consistent with the November 30, 2005 relative total returns.

The Board members also discussed the fund's management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the "Expense Group") and a broader group of funds (the "Expense Universe"), each selected and provided by Lipper. Noting the fund's "unitary fee structure", the Board members noted that the fund's management fee and expense ratio were lower than their respective Expense Group and Expense Universe medians.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund's Lipper category (the "Similar Funds"), and by other accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund (collectively with the Similar Funds, the "Similar Accounts").The Manager's representatives explained the nature of the Similar Accounts and the differences, from the Manager's perspective, in providing services to such Similar Accounts as compared to managing and providing services to the

The Fund 35

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

fund. The Manager's representatives also reviewed the costs associated with distribution through intermediaries.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the Manager's performance and the services provided, noting the fund's "unitary fee"structure.The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund's management fee.The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. The Manager's representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager's approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors. The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund's portfolio.

It was noted that the Board members should consider the Manager's profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund's

36

assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund's Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund's performance.
  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative perfor- mance, expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund's Management Agreement was in the best interests of the fund and its shareholders and that the Management Agreement would be renewed through April 4, 2007.

The Fund 37

For More Information

Telephone 1-800-645-6561
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation 0713SA0406

Dreyfus Bond Market Index Fund

SEMIANNUAL REPORT April 30, 2006

Save time. Save paper. View your next shareholder report online as soon as it's available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It's simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund's Expenses
6	Comparing Your Fund's Expenses
With Those of Other Funds
7	Statement of Investments
28	Statement of Assets and Liabilities
29	Statement of Operations
30	Statement of Changes in Net Assets
32	Financial Highlights
34	Notes to Financial Statements
40	Information About the Review
and Approval of the Fund's
Investment Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Bond Market Index Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Bond Market Index Fund, covering the six-month period from November 1, 2005, through April 30, 2006.

Since June 2004, the Federal Reserve Board (the "Fed") has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. Recently, Fed Chairman Ben Bernanke suggested that the Fed may soon pause to assess current economic data and evaluate the impact of its credit tightening campaign. In our view, the Fed's efforts so far have largely been successful: the economy has grown at a moderate pace, the unemployment rate has dropped to multi-year lows, corporate profits have risen, and inflation has remained low despite volatile energy prices.

However, the bond market is more likely to be influenced not by what the Fed already has accomplished, but by investors' expectations of what is to come, including the Fed's decision to increase interest rates further, maintain them at current levels or reduce them to stimulate future growth.We believe that this decision will depend largely on the outlook for core inflation in 2007.The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures build in an expanding economy, the Fed may choose to resume tightening later this year. As always, we urge you to discuss with your financial advisor the potential implications of these possibilities on your investments.

For information about how the fund performed, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund's portfolio manager.

Thank you for your continued confidence and support.

Stephen E. Canter Chairman and Chief Executive Officer The Dreyfus Corporation May 15, 2006

2

DISCUSSION OF FUND PERFORMANCE

Laurie Carroll, Portfolio Manager

How did Dreyfus Bond Market Index Fund perform relative to its benchmark?

For the six-month period ended April 30, 2006, the fund achieved total returns of 0.31% for its Investor shares and 0.44% for its BASIC shares.1 The fund's benchmark, the Lehman Brothers U.S.Aggregate Index (the "Index"), achieved a total return of 0.56% for the same period.2

During the reporting period, most sectors of the U.S. bond market were challenged by strong economic growth, rising interest rates and renewed inflation concerns. However, these factors were partly offset by the positive effects of robust overseas demand for U.S. government securities, low volatility in the mortgage-backed securities market and a generally favorable business environment for corporate bond issuers. We attribute the difference between the fund's and benchmark's returns to fees and expenses that are not reflected in the Index.

What is the fund's investment approach?

The fund seeks to match the total return of the Index.To pursue this goal, the fund normally invests at least 80% of its assets in bonds that are included in the Index. To maintain liquidity, the fund may invest up to 20% of its assets in various short-term, fixed-income securities and money market instruments.

While the fund seeks to mirror the returns of the Index, it does not hold the same number of bonds. Instead, the fund holds approximately 350 securities as compared to 6,500 securities in the Index. The fund's average duration — a measure of sensitivity to changing interest rates — generally remains neutral to the Index.As of April 30, 2006, the average duration of the fund was approximately 4.73 years.

What other factors influenced the fund's performance?

The bond market's performance was influenced during the reporting period by sustained economic expansion, rising short-term interest

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

rates and strong corporate earnings. While GDP growth during the fourth quarter of 2005 proved to be somewhat sluggish, the economy rebounded sharply in the first quarter of 2006, fueled largely by a rebound in corporate spending, employment gains and rising consumer confidence. Because fixed-income investors grew concerned that a strong economy might cause the Federal Reserve Board (the "Fed") to raise short-term interest rates more than previously expected, they grew more cautious, and bond prices fell. Indeed, the Fed raised the overnight federal funds rate during each of four meetings of the Federal Open Market Committee over the reporting period, driving it from 3.75% to 4.75% .The Fed acted again soon after the end of the reporting period, implementing its sixteenth consecutive increase since June 2004, hiking the federal funds rate to 5%.

In addition, while most measures of inflation generally have remained low, investors appeared to become more concerned about a possible reacceleration of inflation when energy and other commodity prices soared to new highs in the spring of 2006. As a result, longer-term bond yields began to rise faster than shorter-term bond yields, eroding prices at the longer end of the market's maturity range. U.S. government securities and other interest rate-sensitive areas of the bond market were particularly vulnerable to these adverse influences. However, robust demand from overseas investors helped limit price declines, and higher yields among U.S. government agency securities helped them outperform U.S.Treasury securities.

Mortgage-backed securities, which comprise approximately one-third of the Index, produced some of the overall bond market's better returns due to persistently low levels of market volatility. An orderly slowdown in the U.S. housing market, lower mortgage refinancing volumes and robust demand from banks and overseas investors helped contain market volatility in the rising interest-rate environment. Commercial mortgage-backed securities also performed well, primarily due to low default rates, strong corporate earnings and sound business fundamentals in most industries. Rising corporate earnings and

4

low default rates, as well as greater mergers-and-acquisitions activity, also helped support bond prices in the investment-grade corporate bond market, which generally produced higher returns than U.S. Treasury securities.

Another noteworthy development during the reporting period was the reintroduction of the 30-year bond by the U.S. Treasury in February 2006. 30-year Treasury bonds were last issued in 2001, when they were discontinued in light of the then-prevailing federal budget surplus.While the results of early trading have been mixed, the longer-term influence of 30-year securities on the overall bond market has not yet been determined.

What is the fund's current strategy?

As always, we intend to continue to employ our strategy of closely monitoring the Index in an attempt to replicate its return.Accordingly, as of April 30, 2006, approximately 35% of the fund's assets were invested in mortgage-backed securities, 25% were allocated to U.S. Treasury securities, 24% to corporate bonds and asset-backed securities, 10% to U.S. government agency bonds and 6% to securitized assets. In addition, the majority of the fund's corporate securities were BBB-rated as of the reporting period's end, which is closely aligned with the overall credit quality of the Index.

May 15, 2006

[1] Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers U.S. Aggregate Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years.

The Fund 5

UNDERSTANDING YOUR FUND'S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial adviser.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Bond Market Index Fund from November 1, 2005 to April 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2006
	Investor Shares	BASIC Shares

Expenses paid per $1,000 †	$ 1.99	$ .75
Ending value (after expenses)	$1,003.10	$1,004.40

COMPARING YOUR FUND'S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2006
	Investor Shares	BASIC Shares

Expenses paid per $1,000 †	$ 2.01	$ .75
Ending value (after expenses)	$1,022.81	$1,024.05

† Expenses are equal to the fund's annualized expense ratio of .40% for Investor shares and .15% for Basic shares; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS April 30, 2006 (Unaudited)
	Coupon	Maturity	Principal
Bonds and Notes—99.1%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense—.5%
Boeing,
Debs.	7.25	6/15/25	150,000	169,940
Boeing,
Debs.	8.10	11/15/06	25,000	25,363
Northrop Grumman,
Debs.	7.75	3/1/16	540,000	615,673
Raytheon,
Sr. Notes	6.75	8/15/07	550,000	557,383
United Technologies,
Sr. Notes	4.88	5/1/15	500,000	472,125
United Technologies,
Debs.	8.75	3/1/21	50,000	64,013
				1,904,497
Agricultural—.1%
Archer-Daniels-Midland,
Debs.	7.13	3/1/13	300,000	324,568
Airlines—.0%
Continental Airlines,
Pass-Through Certificates,
Ser. 974A	6.90	7/2/19	163,859	165,811
Asset-Backed Ctfs./
Automobile Receivables—.5%
BMW Vehicle Owner Trust,
Ser. 2005-A, Cl. A4	4.28	2/25/10	1,800,000	1,771,117
Honda Auto Receivables Owner
Trust, Ser. 2006-1, Cl. A3	5.07	2/18/10	350,000	349,259
				2,120,376
Asset-Backed Ctfs./Credit Cards—.4%
Bank One Issuance Trust,
Ser. 2004-A1, Cl. A1	3.45	10/17/11	950,000	907,533
Capital One Master Trust,
Ser. 2001-5, Cl. A	5.30	6/15/09	400,000	400,280
Citibank Credit Card Issuance
Trust, Ser. 2005-A4, Cl. A4	4.40	6/20/14	500,000	472,947
				1,780,760

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./
Home Equity Loans—.4%
California Infrastructure PG&E-1,
Ser. 1997-1, Cl. A8	6.48	12/26/09	850,000	862,760
Centex Home Equity,
Ser. 2005-C, Cl. AF5	5.05	6/25/35	200,000	189,204
CPL Transition Funding,
Ser. 2002-1, Cl. A4	5.96	7/15/15	550,000	560,575
Peco Energy Transition Trust,
Ser. 1999-A, Cl. A7	6.13	3/1/09	235,000	238,258
				1,850,797
Auto Manufacturing—.4%
DaimlerChrysler,
Notes	4.05	6/4/08	1,225,000	1,189,620
DaimlerChrysler,
Notes	7.30	1/15/12	400,000	424,358
DaimlerChrysler,
Debs.	7.45	3/1/27	50,000	51,743
				1,665,721
Banking—3.8%
Abbey National,
Sub. Notes	7.95	10/26/29	350,000	418,345
Bank of America,
Bonds	5.13	11/15/14	350,000 [a]	336,210
Bank of America,
Sub. Notes	7.80	2/15/10	1,150,000	1,238,743
Bank of America,
Sub. Notes	7.80	9/15/16	160,000	183,592
Bank of New York,
Sr. Notes	5.20	7/1/07	450,000	449,020
Bank One,
Sub. Notes	5.90	11/15/11	500,000	506,815
Bayerische Landesbank/New York,
Sub. Notes, Ser. G	5.88	12/1/08	300,000	303,752
BB&T,
Sub. Notes	4.75	10/1/12	325,000	311,106
Dresdner Bank-New York,
Sub. Debs.	7.25	9/15/15	145,000	158,379
First Tennessee Bank,
Sub. Notes	5.65	4/1/16	250,000	243,338

8

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Banking (continued)
FleetBoston Financial,
Sub. Notes	7.38	12/1/09	175,000	186,008
HSBC,
Sub. Notes	7.50	7/15/09	200,000	211,614
KeyBank,
Sub. Debs.	6.95	2/1/28	100,000	106,028
KFW International Finance,
Debs.	8.00	2/15/10	35,000	38,020
Korea Development Bank,
Notes	5.50	11/13/12	350,000	347,310
Kreditanstalt fuer Wiederaufbau,
Gov't Gtd. Notes	3.25	7/16/07	500,000	487,820
Kreditanstalt fuer Wiederaufbau,
Gov't Gtd. Notes	3.25	3/30/09	1,250,000	1,187,152
Kreditanstalt fuer Wiederaufbau,
Gov't Gtd. Bonds	4.13	10/15/14	350,000 [a]	323,058
Landwirtschaftliche Rentenbank,
Gov't Gtd. Sr. Notes, Ser. 6	3.88	9/4/08	1,175,000	1,143,562
National City Bank of Cleveland
Ohio, Bonds	4.50	3/15/10	1,275,000	1,231,386
NB Capital Trust IV,
Capital Securities	8.25	4/15/27	55,000	58,312
PNC Funding,
Sub. Notes	5.25	11/15/15	225,000	214,754
Royal Bank of Scotland,
Sub. Notes	6.38	2/1/11	410,000	423,775
Sanwa Finance Aruba,
Bank Gtd. Notes	8.35	7/15/09	150,000	162,099
SouthTrust,
Sub. Notes	5.80	6/15/14	500,000	494,823
Sovereign Bancorp,
Sr. Notes	4.80	9/1/10	500,000 [b]	481,860
State Street Bank & Trust,
Sub. Notes	5.25	10/15/18	200,000	189,448
U.S. Bank,
Sub. Notes	6.38	8/1/11	100,000	103,824
Union Planters,
Sr. Notes	4.38	12/1/10	400,000	381,946

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Banking (continued)
Wachovia Bank,
Sub. Notes	5.00	8/15/15	250,000	234,445
Washington Mutual Bank/Henderson,
Sub. Notes	5.13	1/15/15	400,000	376,896
Wells Fargo & Co.,
Notes	5.25	12/1/07	1,600,000	1,601,186
Wells Fargo & Co.,
Sub. Notes	6.38	8/1/11	420,000 [a]	436,254
Wells Fargo Capital I,
Capital Securities	7.96	12/15/26	30,000	31,516
Westpac Banking,
Sub. Notes	4.63	6/1/18	500,000	443,279
Zions Bancorporation,
Sub. Notes	6.00	9/15/15	250,000	249,731
				15,295,406
Building & Construction—.2%
Masco,
Bonds	4.80	6/15/15	300,000 [a]	273,112
Pulte Homes,
Sr. Notes	5.25	1/15/14	500,000	465,260
				738,372
Chemicals—.3%
Potash Corporation of
Saskatchewan, Notes	7.75	5/31/11	200,000	217,772
Praxair,
Notes	2.75	6/15/08	900,000	854,319
				1,072,091
Commercial &
Professional Services—.3%
Aramark Services,
Notes	5.00	6/1/12	300,000	284,048
Cendant,
Sr. Notes	7.38	1/15/13	200,000	219,039
RR Donnelley & Sons,
Notes	4.95	5/15/10	750,000	723,567
				1,226,654

10

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Commercial Mortgage
Pass-Through Ctfs.—3.9%
Asset Securitization,
Ser. 1997-D4, Cl. A1D	7.49	4/14/29	255,819	259,991
Banc of America Commercial
Mortgage, Ser. 2005-3, Cl. A4	4.67	7/10/43	1,000,000	928,013
Bear Stearns Commercial
Mortgage Securities,
Ser. 1999-WF2, Cl. A2	7.08	7/15/31	250,000	261,018
Chase Commercial Mortgage
Securities, Ser. 2000-3, Cl. A2	7.32	10/15/32	450,000	478,354
Chase Commercial Mortgage
Securities, Ser. 2000-2, Cl. A2	7.63	7/15/32	250,000	270,621
Citigroup/Deutsche Bank
Commercial Mortgage Trust,
Ser. 2005-CD1, Cl. A4	5.40	7/15/44	500,000	485,419
CS First Boston Mortgage
Securities, Ser. 2002-CKP1, Cl. A3	6.44	12/15/35	675,000	704,117
CS First Boston Mortgage
Securities, Ser. 1999-C1, Cl. A2	7.29	9/15/41	1,046,414	1,096,592
GE Capital Commercial Mortgage,
Ser. 2002-1A, Cl. A3	6.27	12/10/35	850,000	880,790
GMAC Commercial Mortgage
Securities, Ser. 1998-C2, Cl. A2	6.42	5/15/35	936,945	954,477
GMAC Commercial Mortgage
Securities, Ser. 1998-C1, Cl. A2	6.70	5/15/30	166,244	169,652
Greenwich Capital Commercial
Funding, Ser. 2005-GG5, Cl. A5	5.22	4/10/37	1,000,000	964,363
GS Mortgage Securities Corp. II,
Ser. 2005-GG4, Cl. A3	4.61	7/10/39	775,000	737,589
Heller Financial Commercial
Mortgage Asset,
Ser. 1999-PH1, Cl. A2	6.85	5/15/31	700,000	722,632
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2004-CB8, Cl. A4	4.40	1/12/39	1,000,000	918,932
LB Commercial Conduit Mortgage
Trust, Ser. 1999-C2, Cl. A2	7.33	10/15/32	200,000	210,361

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Commercial Mortgage
Pass-Through Ctfs. (continued)
LB-UBS Commercial Mortgage Trust,
Ser. 2005-C3, Cl. AJ	4.84	7/15/40	500,000	467,227
LB-UBS Commercial Mortgage Trust,
Ser. 2004-C6, Cl. A6	5.02	8/15/29	275,000	262,872
LB-UBS Commercial Mortgage Trust,
Ser. 2000-C3, Cl. A2	7.95	5/15/25	1,100,000	1,189,122
Merrill Lynch Mortgage Trust,
Ser. 2003-KEY1, Cl. A4	5.24	11/12/35	500,000	486,139
Morgan Stanley Capital I,
Ser. 2004-T13, Cl. A4	4.66	9/13/45	1,000,000	937,837
Morgan Stanley Capital I,
Ser. 2003-HQ2, Cl. A2	4.92	3/12/35	500,000	480,082
Salomon Brothers Mortgage
Securities VII, Ser. 2000-C1, Cl. A2	7.52	12/18/09	300,000	318,660
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C20, Cl. A7	5.12	7/15/42	800,000	764,843
Wachovia Bank Commercial Mortgage
Trust, Ser. 2004-C11, Cl. A5	5.22	1/15/41	800,000	774,718
				15,724,421
Consumer Products—.2%
Avon Products,
Sr. Notes	4.20	7/15/18	250,000	210,576
Procter & Gamble,
Notes	6.88	9/15/09	750,000	787,239
				997,815
Diversified Financial Services—4.7%
Bear Stearns Cos.,
Sr. Notes	4.00	1/31/08	2,500,000	2,446,927
Capital One Bank,
Notes	4.25	12/1/08	275,000	267,463
CIT,
Sr. Notes	5.50	11/30/07	1,350,000	1,352,948
Citigroup,
Sub. Notes	5.00	9/15/14	1,000,000	948,696
Citigroup,
Notes	6.00	2/21/12	750,000	764,998
Citigroup,
Debs.	6.63	1/15/28	100,000	104,365

12

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Diversified Financial Services (continued)
Countrywide Capital I,
Capital Trust Pass-Through
Securities	8.00	12/15/26	200,000	202,439
Countrywide Home Loans,
Notes, Ser. K	5.63	5/15/07	750,000	751,796
Credit Suisse USA,
Notes	5.13	1/15/14	550,000 [a]	526,992
General Electric Capital,
Notes, Ser. A	5.00	6/15/07	650,000	648,493
General Electric Capital,
Sr. Notes, Ser. A	5.00	1/8/16	375,000	355,139
General Electric Capital,
Notes, Ser. A	5.45	1/15/13	650,000	645,696
General Electric Capital,
Notes, Ser. A	6.75	3/15/32	200,000	216,650
General Electric Capital,
Debs.	8.30	9/20/09	15,000	16,324
Goldman Sachs,
Bonds	6.35	2/15/34	350,000	336,808
Goldman Sachs,
Sr. Notes	6.60	1/15/12	1,000,000	1,044,609
Goldman Sachs,
Notes, Ser. B	7.35	10/1/09	100,000	105,870
HSBC Finance,
Notes	4.75	7/15/13	700,000	656,844
HSBC Finance,
Notes	8.00	7/15/10	630,000	685,572
International Lease Finance,
Sr. Notes	5.00	4/15/10	1,200,000	1,174,615
J.P. Morgan Chase & Co.,
Sr. Notes	4.00	2/1/08	1,000,000 [a]	978,299
J.P. Morgan Chase & Co.,
Sub. Notes	6.75	2/1/11	1,000,000	1,047,534
Jefferies,
Sr. Notes	6.25	1/15/36	200,000 [a]	183,300
Lehman Brothers,
Notes	6.63	1/18/12	650,000	681,528
MBNA America Bank,
Sub. Notes	6.75	3/15/08	100,000	102,545

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Diversified Financial Services (continued)
Merrill Lynch & Co.,
Notes, Ser. C	5.45	7/15/14	565,000	552,367
Merrill Lynch & Co.,
Notes	6.88	11/15/18	150,000	162,627
Morgan Stanley,
Notes	7.25	4/1/32	300,000 [a]	333,052
National Rural Utilities
Cooperative Finance, Notes	4.38	10/1/10	600,000	575,506
Residential Capital,
Sr. Notes	6.38	6/30/10	150,000	149,498
SLM,
Notes, Ser. A	5.00	4/15/15	700,000	653,719
Toyota Motor Credit,
Notes	4.35	12/15/10	150,000	144,844
UBS Paine Webber,
Sr. Notes	6.55	4/15/08	150,000	153,379
Unilever Capital,
Sr. Notes	5.90	11/15/32	250,000	239,039
				19,210,481
Diversified Metals & Mining—.2%
Alcan,
Debs.	7.25	3/15/31	350,000	379,153
Alcoa,
Notes	6.00	1/15/12	150,000	153,250
Falconbridge,
Notes	5.50	6/15/17	165,000	152,265
Inco,
Bonds	7.20	9/15/32	100,000	102,807
				787,475
Electric Utilities—1.4%
Cincinnati Gas & Electric,
Notes	5.70	9/15/12	185,000	183,586
Constellation Energy,
Notes	7.60	4/1/32	250,000	281,152
Dominion Resources,
Sr. Notes	6.30	3/15/33	100,000	95,755
Exelon,
Notes	4.90	6/15/15	500,000	460,651

14

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Electric Utilities (continued)
FirstEnergy,
Sr. Notes, Ser. C	7.38	11/15/31	120,000	130,773
Florida Power & Light,
First Mortgage Bonds	5.63	4/1/34	250,000	231,639
Georgia Power,
Sr. Notes, Ser. J	4.88	7/15/07	400,000	397,995
Hydro-Quebec,
Govt. Gtd. Notes, Ser. HH	8.50	12/1/29	200,000	265,120
Hydro-Quebec,
Govt. Gtd. Debs., Ser. HK	9.38	4/15/30	20,000	28,618
MidAmerican Energy,
Sr. Notes	5.88	10/1/12	350,000	350,922
NiSource Finance,
Sr. Notes	5.40	7/15/14	150,000	143,629
Ohio Power,
Sr. Notes, Ser. F	5.50	2/15/13	400,000	391,253
Pacific Gas & Electric,
Notes	6.05	3/1/34	100,000	95,969
PPL Electric Utilities,
Sr. Secured Bonds	6.25	8/15/09	300,000	306,158
Progress Energy,
Sr. Notes	7.10	3/1/11	500,000	528,761
Public Service Company of
Colorado, First Mortgage Bonds	7.88	10/1/12	350,000	390,895
South Carolina Electric & Gas,
First Mortgage Bonds	6.63	2/1/32	200,000	212,712
Southern California Edison,
Notes	6.65	4/1/29	100,000 [a]	102,733
Southern Power,
Sr. Notes, Ser. D	4.88	7/15/15	300,000	276,497
TXU Electric Delivery,
Sr. Secured Notes	7.00	5/1/32	250,000	264,282
Virginia Electric & Power,
Sr. Notes, Ser. A	5.40	1/15/16	500,000	477,990
				5,617,090
Environmental Control—.0%
Waste Management,
Sr. Notes	7.00	7/15/28	150,000	156,116

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Food & Beverages—.7%
Bottling Group,
Notes	4.63	11/15/12	350,000	331,323
Coca-Cola Enterprises,
Debs.	6.70	10/15/36	250,000	260,848
Coca-Cola Enterprises,
Debs.	8.50	2/1/22	100,000	122,690
ConAgra Foods,
Sr. Notes	7.00	10/1/28	350,000	354,133
General Mills,
Notes	6.00	2/15/12	125,000	126,500
H.J. Heinz,
Debs.	6.38	7/15/28	100,000	91,997
Hershey,
Debs.	8.80	2/15/21	30,000	38,343
Kroger,
Sr. Notes	7.25	6/1/09	550,000	574,695
Nabisco,
Debs.	7.55	6/15/15	40,000	44,763
Safeway,
Sr. Notes	5.80	8/15/12	210,000 [a]	207,979
Sara Lee,
Notes	6.25	9/15/11	300,000	302,559
Sysco,
Sr. Notes	5.38	9/21/35	350,000	314,398
				2,770,228
Foreign Government—2.6%
Asian Development Bank,
Sr. Notes	4.50	9/4/12	750,000	720,862
Chile Government International
Bond, Bonds	5.50	1/15/13	350,000	344,925
European Investment Bank,
Notes	4.63	5/15/14	500,000 [a]	477,386
European Investment Bank,
Bonds	4.63	10/20/15	350,000	330,495
Finland Government International
Bond, Bonds	6.95	2/15/26	25,000	28,547
Inter-American Development Bank,
Bonds	5.75	2/26/08	1,600,000	1,618,136

16

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Foreign Government (continued)
International Bank for
Reconstruction &
Development, Notes	7.63	1/19/23	175,000	216,001
Italy Government International
Bond, Notes	5.38	6/15/33	550,000	512,538
Italy Government International
Bond, Debs.	6.88	9/27/23	70,000	77,437
Malaysia Government International
Bond, Notes	8.75	6/1/09	330,000	360,451
Mexico Government International
Bond, Notes, Ser. A	6.75	9/27/34	550,000 [a]	560,175
Mexico Government International
Bond, Notes, Ser. A	9.88	2/1/10	1,525,000	1,735,450
Province of British Columbia
Canada, Bonds, Ser. USD-2	6.50	1/15/26	25,000	27,378
Province of Manitoba Canada,
Debs.	8.80	1/15/20	10,000	12,870
Province of Ontario,
Notes	3.63	10/21/09	1,200,000	1,137,995
Province of Ontario,
Sr. Notes	5.50	10/1/08	500,000	503,310
Province of Quebec Canada,
Notes	4.60	5/26/15	700,000	651,972
Province of Quebec Canada,
Debs.	7.50	7/15/23	200,000	235,701
Republic of Korea,
Notes	8.88	4/15/08	840,000 [a]	902,962
South Africa Government
International Bond, Notes	6.50	6/2/14	170,000	175,525
				10,630,116
Health Care—.6%
Bristol-Myers Squibb,
Notes	5.75	10/1/11	250,000	251,906
Eli Lilly & Co.,
Notes	7.13	6/1/25	200,000	223,101
GlaxoSmithKline Capital,
Notes	4.38	4/15/14	500,000	461,052

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Health Care (continued)
Johnson & Johnson,
Debs.	4.95	5/15/33	170,000	150,078
Merck & Co.,
Debs.	6.40	3/1/28	150,000	149,546
Quest Diagnostics,
Sr. Notes	5.45	11/1/15	500,000	480,137
UnitedHealth,
Sr. Notes	5.00	8/15/14	300,000	284,458
WellPoint,
Bonds	6.80	8/1/12	300,000	317,340
Wyeth,
Bonds	6.50	2/1/34	200,000	203,209
				2,520,827
Lodging & Entertainment—.1%
Harrah's Operating,
Sr. Notes	5.75	10/1/17	250,000	234,752
Machinery—.2%
Deere & Co.,
Sr. Notes	6.95	4/25/14	625,000	671,847
Manufacturing—.1%
Tyco International,
Notes	6.88	1/15/29	235,000	242,377
Media—.7%
CBS,
Sr. Notes	5.50	5/15/33	250,000	207,550
Clear Channel Communications,
Notes	4.25	5/15/09	350,000	335,250
Comcast Cable Communications,
Sr. Notes	6.75	1/30/11	600,000	624,851
Comcast Cable Communications,
Notes	9.46	11/15/22	304,000	379,533
COX Communications,
Bonds	5.50	10/1/15	450,000	421,819
Historic TW,
Debs.	6.95	1/15/28	325,000	325,316
News America,
Notes	6.20	12/15/34	250,000 [a]	231,912
News America,
Sr. Debs.	8.25	8/10/18	150,000	170,580

18

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Media (continued)
Walt Disney,
Sr. Notes	7.00	3/1/32	150,000	162,381
Walt Disney,
Sr. Debs.	7.55	7/15/93	100,000	106,495
				2,965,687
Oil & Gas—1.5%
Amerada Hess,
Bonds	7.88	10/1/29	125,000 [a]	142,792
Anadarko Finance,
Sr. Notes, Ser. B	6.75	5/1/11	300,000	315,048
Atlantic Richfield,
Notes	5.90	4/15/09	850,000	865,605
Canadian Natural Resources,
Notes	4.90	12/1/14	350,000 [a]	326,821
ChevronTexaco Capital,
Notes	3.50	9/17/07	500,000	488,718
ConocoPhillips,
Sr. Notes	5.90	10/15/32	500,000 [a]	487,252
ConocoPhillips,
Notes	8.75	5/25/10	200,000	223,551
Devon Financing,
Debs.	7.88	9/30/31	275,000	325,761
Duke Capital,
Sr. Notes	8.00	10/1/19	225,000	259,354
EnCana,
Bonds	7.20	11/1/31	150,000	164,584
Enterprise Products Operating,
Sr. Notes, Ser. B	5.60	10/15/14	335,000	321,389
Kinder Morgan Finance,
Sr. Notes	6.40	1/5/36	275,000	264,055
Marathon Oil,
Notes	5.38	6/1/07	200,000	200,144
Pemex Project Funding Master
Trust, Sr. Notes	5.75	12/15/15	200,000 [b]	189,850
Pemex Project Funding Master
Trust, Notes	7.38	12/15/14	400,000	425,000
Sempra Energy,
Sr. Notes	7.95	3/1/10	500,000	538,906

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Oil & Gas (continued)
Transocean,
Notes	7.50	4/15/31	150,000	173,007
Valero Energy,
Sr. Notes	7.50	4/15/32	70,000	78,670
XTO Energy,
Sr. Notes	4.90	2/1/14	200,000	187,856
				5,978,363
Paper & Forest Products—.2%
International Paper,
Sr. Notes	6.75	9/1/11	200,000	209,121
International Paper,
Notes	7.63	1/15/07	10,000	10,113
MeadWestvaco,
Notes	6.85	4/1/12	500,000	515,505
Weyerhaeuser,
Debs.	7.38	3/15/32	200,000	209,480
				944,219
Property-Casualty Insurance—1.1%
Allstate,
Sr. Notes	5.55	5/9/35	175,000	156,631
American International,
Notes	2.88	5/15/08	2,000,000	1,909,002
AXA,
Sub. Notes	8.60	12/15/30	165,000	204,398
Berkshire Hathaway Finance,
Sr. Notes	4.85	1/15/15	200,000	187,898
GE Global Insurance,
Notes	7.00	2/15/26	150,000	159,840
Lion Connecticut,
Debs.	7.63	8/15/26	50,000	57,552
Marsh & McLennan Cos.,
Sr. Notes	5.88	8/1/33	200,000	172,225
MetLife,
Sr. Notes	6.13	12/1/11	260,000	267,236
Nationwide Financial Services,
Sr. Notes	6.25	11/15/11	350,000	358,618
Progressive,
Sr. Notes	6.63	3/1/29	100,000	104,016
Prudential Financial,
Notes, Ser. B	4.75	4/1/14	350,000	326,137

20

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Property-Casualty Insurance (continued)
Safeco Capital Trust I,
Capital Securities	8.07	7/15/37	300,000	317,049
Torchmark,
Sr. Debs.	8.25	8/15/09	150,000	160,943
				4,381,545
Real Estate Investment Trusts—.4%
Brandywine Operating Partnership,
Sub. Notes	5.75	4/1/12	130,000	128,561
EOP Operating,
Notes	4.75	3/15/14	300,000	275,656
ERP Operating,
Notes	5.20	4/1/13	600,000 [a]	580,382
iStar Financial,
Sr. Notes, Ser. I	5.88	3/15/16	185,000	178,531
Simon Property,
Notes	6.35	8/28/12	400,000	411,699
				1,574,829
Retail—.4%
Federated Department Stores,
Debs.	7.45	7/15/17	350,000	379,454
JC Penney,
Sr. Notes	8.00	3/1/10	350,000	376,021
May Department Stores,
Notes	6.70	7/15/34	200,000 [a]	198,844
Target,
Sr. Notes	7.00	7/15/31	125,000 [a]	139,731
Wal-Mart Stores,
Bonds	5.25	9/1/35	400,000	352,561
				1,446,611
State Government—.1%
State of Illinois,
Bonds	5.10	6/1/33	450,000	404,095
Technology—.4%
First Data,
Sr. Notes	5.63	11/1/11	250,000	250,464
Hewlett-Packard,
Sr. Notes	5.50	7/1/07	150,000	150,296
IBM,
Debs., Ser. A	7.50	6/15/13	75,000	83,610

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Technology (continued)
IBM,
Debs.	8.38	11/1/19	300,000	366,055
Oracle & Ozark,
Notes	5.00	1/15/11	1,000,000 [b]	975,620
				1,826,045
Telecommunications—2.1%
America Movil,
Notes	6.38	3/1/35	100,000	92,155
AT&T,
Sr. Notes	5.88	8/15/12	775,000	778,997
BellSouth Telecommunications,
Debs.	6.38	6/1/28	550,000	533,201
British Telecommunications,
Bonds	8.88	12/15/30	150,000 [c]	190,140
Cisco Systems,
Notes	5.50	2/22/16	500,000	488,309
Deutsche Telekom International
Finance, Bonds	8.25	6/15/30	300,000 [c]	357,242
France Telecom,
Notes	8.50	3/1/31	220,000 [c]	271,925
Motorola,
Debs.	7.50	5/15/25	150,000	167,649
New Cingular Wireless Services,
Sr. Notes	7.88	3/1/11	475,000	520,379
New Cingular Wireless Services,
Notes	8.13	5/1/12	250,000	280,231
Pacific-Bell,
Debs.	7.13	3/15/26	310,000	321,200
Royal KPN,
Sr. Notes	8.38	10/1/30	250,000	271,632
Sprint Capital,
Sr. Bonds	7.63	1/30/11	1,800,000	1,944,526
360 Communications,
Sr. Notes	7.60	4/1/09	200,000	210,846
Telecom Italia Capital,
Notes	6.38	11/15/33	400,000 [a]	375,653
Telefonica Europe,
Notes	7.75	9/15/10	200,000	214,938
Verizon Global Funding,
Sr. Notes	7.25	12/1/10	500,000	530,460

22

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Telecommunications (continued)
Verizon Global Funding,
Sr. Notes	7.75	12/1/30	200,000	221,241
Verizon New Jersey,
Debs.	8.00	6/1/22	25,000	26,786
Vodafone,
Sr. Notes	7.75	2/15/10	580,000	620,346
				8,417,856
Transportation—.2%
Burlington Northern Santa Fe,
Debs.	7.00	12/15/25	100,000	108,224
Canadian National Railway,
Notes	6.90	7/15/28	100,000	109,777
FedEx,
Notes	9.65	6/15/12	225,000	268,550
Norfolk Southern,
Sr. Notes	5.59	5/17/25	10,000	9,307
Norfolk Southern,
Sr. Notes	7.80	5/15/27	250,000	293,515
Union Pacific,
Debs.	6.63	2/1/29	200,000	207,782
United Parcel Service of America,
Sr. Notes	8.38	4/1/30	10,000 [c]	12,830
				1,009,985
U.S. Government Agencies—10.3%
Federal Farm Credit Bank,
Bonds	2.63	9/17/07	1,500,000	1,451,168
Federal Home Loan Bank System,
Bonds	3.63	1/15/08	1,000,000	975,563
Federal Home Loan Bank System,
Bonds	3.88	1/15/10	1,500,000	1,434,342
Federal Home Loan Bank System,
Bonds	4.38	9/17/10	1,650,000	1,595,055
Federal Home Loan Bank System,
Bonds, Ser. 432	4.50	9/16/13	1,000,000	951,697
Federal Home Loan Bank System,
Bonds	4.63	1/18/08	3,000,000	2,974,920
Federal Home Loan Bank System,
Sr. Notes, Ser. 100	5.80	9/2/08	3,850,000	3,894,914
Federal Home Loan Mortgage Corp.,
Notes	3.50	9/15/07	4,600,000	4,504,513

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government Agencies (continued)
Federal Home Loan Mortgage Corp.,
Notes	3.63	9/15/08	1,000,000	966,782
Federal Home Loan Mortgage Corp.,
Notes	4.00	12/15/09	2,350,000	2,260,242
Federal Home Loan Mortgage Corp.,
Notes	4.38	7/17/15	1,850,000	1,723,534
Federal Home Loan Mortgage Corp.,
Notes	4.75	1/18/11	1,250,000	1,224,179
Federal Home Loan Mortgage Corp.,
Notes	5.13	7/15/12	1,000,000	991,430
Federal Home Loan Mortgage Corp.,
Notes	5.50	9/15/11	500,000	505,225
Federal Home Loan Mortgage Corp.,
Notes	5.50	8/20/19	500,000	485,064
Federal Home Loan Mortgage Corp.,
Sub. Notes	5.88	3/21/11	650,000	661,988
Federal Home Loan Mortgage Corp.,
Notes	6.25	7/15/32	650,000	712,863
Federal National Mortgage
Association, Notes	5.25	1/15/09	5,525,000	5,541,796
Federal National Mortgage
Association, Sub. Notes	5.25	8/1/12	1,000,000	984,889
Federal National Mortgage
Association, Notes	5.38	11/15/11	1,250,000	1,255,846
Federal National Mortgage Association,
Notes	5.50	3/15/11	1,200,000	1,212,272
Federal National Mortgage
Association, Bonds	6.25	5/15/29	1,900,000	2,073,367
Federal National Mortgage
Association, Notes	7.25	1/15/10	1,450,000	1,550,027
Financing,
Bonds	8.60	9/26/19	40,000	51,514
Financing,
Bonds, Ser. E	9.65	11/2/18	510,000	700,062
Tennessee Valley Authority,
Notes, Ser. C	4.75	8/1/13	750,000	723,906
Tennessee Valley Authority,
Bonds, Ser. C	6.00	3/15/13	450,000	468,767
				41,875,925

24

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

U.S. Government Agencies/Mortgage-Backed—35.1%
Federal Home Loan Mortgage Corp.:
4.00%, 9/1/08—9/1/18	1,572,099	1,470,300
4.50%, 5/1/10—9/1/35	8,362,066	7,916,146
5.00%, 11/1/07—12/1/35	19,276,546	18,415,411
5.50%, 9/1/09—2/1/36	15,186,159	14,805,826
6.00%, 12/1/13—3/1/36	6,358,883	6,362,060
6.50%, 3/1/11—11/1/33	2,175,258	2,218,617
7.00%, 9/1/11—7/1/34	768,015	790,199
7.50%, 7/1/10—11/1/33	432,700	451,005
8.00%, 5/1/26—10/1/31	154,527	164,426
8.50%, 6/1/30	5,078	5,469
Federal National Mortgage Association:
5.00%	1,750,000 [d]	1,655,378
5.50%	2,000,000 [d]	1,942,500
4.00%, 9/1/18—10/1/20	2,199,281	2,051,334
4.50%, 4/1/18—8/1/35	6,981,792	6,592,709
5.00%, 5/1/10—2/1/36	22,674,150	21,647,633
5.50%, 1/1/17—4/1/36	25,097,589	24,478,625
6.00%, 6/1/11—2/1/36	9,356,505	9,352,664
6.50%, 1/1/11—1/1/34	3,931,457	4,016,830
7.00%, 8/1/08—5/1/36	1,676,996	1,725,008
7.50%, 8/1/15—3/1/32	410,549	427,804
8.00%, 5/1/27—10/1/30	68,874	73,380
8.50%, 2/1/25	8,974	9,667
9.00%, 10/1/30	8,019	8,779
Government National Mortgage Association I:
6.00%	1,000,000 [d]	1,004,060
4.50%, 6/15/19—8/15/33	1,158,293	1,100,247
5.00%, 3/15/18—9/15/35	3,818,057	3,670,340
5.50%, 2/15/33—1/15/36	5,493,686	5,397,827
6.00%, 4/15/17—10/15/34	2,951,295	2,966,687
6.50%, 9/15/08—11/15/33	1,052,799	1,083,953
7.00%, 10/15/11—8/15/32	439,447	456,184
7.50%, 12/15/26—10/15/32	216,583	227,645
8.00%, 8/15/24—3/15/32	89,981	96,236
8.50%, 10/15/26	20,222	21,789
9.00%, 2/15/22—2/15/23	26,880	29,130
		142,635,868
U.S. Government Securities—25.0%
U.S. Treasury Bonds:
4.50%, 2/15/36	350,000	314,645
5.38%, 2/15/31	1,560,000	1,583,884

The Fund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

U.S. Government Securities (continued)
U.S. Treasury Bonds (continued):
5.50%, 8/15/28	2,750,000	2,820,015
6.25%, 5/15/30	700,000	791,322
7.13%, 2/15/23	5,250,000	6,300,787
7.25%, 5/15/16	2,000,000	2,331,560
7.88%, 2/15/21	3,130,000	3,955,037
8.75%, 5/15/20	1,475,000	1,980,763
8.88%, 8/15/17	4,160,000	5,464,534
9.00%, 11/15/18	650,000	873,895
11.25%, 2/15/15	25,000	35,851
12.00%, 8/15/13	1,445,000	1,666,085
12.50%, 8/15/14	40,000	49,173
14.00%, 11/15/11	30,000	31,461
U.S. Treasury Notes:
3.00%, 11/15/07	7,400,000 [a]	7,195,908
3.25%, 8/15/07	2,000,000 [a]	1,959,520
3.88%, 5/15/10	7,220,000 [a]	6,951,488
4.00%, 2/15/14	9,200,000 [a]	8,597,336
4.00%, 2/15/15	1,750,000 [a]	1,622,033
4.38%, 8/15/12	6,525,000 [a]	6,319,058
4.75%, 11/15/08	5,100,000 [a]	5,086,026
4.75%, 3/31/11	1,800,000 [a]	1,786,360
5.00%, 8/15/11	4,350,000 [a]	4,368,314
5.63%, 5/15/08	6,400,000 [a]	6,493,248
6.00%, 8/15/09	9,275,000 [a]	9,587,289
6.13%, 8/15/07	9,900,000 [a]	10,050,777
6.50%, 2/15/10	3,350,000 [a]	3,533,714
		101,750,083
Total Bonds and Notes
(cost $414,922,834)		402,919,709

Other Investment—1.2%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,735,000)	4,735,000 [e]	4,735,000

26

Investment of Cash Collateral
for Securities Loaned—19.7%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $79,999,413)	79,999,413 [e]	79,999,413

Total Investments (cost $499,657,247)	120.0%	487,654,122
Liabilities, Less Cash and Receivables	(20.0%)	(81,223,884)
Net Assets	100.0%	406,430,238

[a] All or a portion of these securities are on loan. At April 30, 2006, the total market value of the fund's securities on loan is $79,126,045 and the total market value of the collateral held by the fund is $81,564,063, consisting of cash collateral of $79,999,413 and U.S. Government and Agency securities valued at $1,564,650.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities amounted to $1,647,330 or .4% of net assets.
[c] Variable rate security—interest rate subject to periodic change.
[d] Purchased on a forward commitment basis.
[e] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

U.S. Government & Agencies	35.3	Asset/Mortgage-Backed	5.2
U.S. Government Agencies/		Foreign Government	2.6
Mortgage-Backed	35.1	State Government	.1
Money Market Investments	20.9
Corporate Bonds	20.8		120.0

† Based on net assets. See notes to financial statements.

The Fund 27

STATEMENT OF ASSETS AND LIABILITIES April 30, 2006 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement of
Investments (including securities on loan,
valued at $79,126,045)—Note 1(b):
Unaffiliated issuers	414,922,834	402,919,709
Affiliated issuers	84,734,413	84,734,413
Cash		225,859
Receivable for investment securities sold		7,221,176
Dividends and interest receivable		4,179,779
Receivable for shares of Capital Stock subscribed		541,706
		499,822,642

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		93,794
Liability for securities on loan—Note 1(b)		79,999,413
Payable for investment securities purchased		12,907,118
Payable for shares of Capital Stock redeemed		392,079
		93,392,404

Net Assets ($)		406,430,238

Composition of Net Assets ($):
Paid-in capital		420,443,103
Accumulated distributions in excess of investment income—net		(129,720)
Accumulated net realized gain (loss) on investments		(1,880,020)
Accumulated net unrealized appreciation
(depreciation) on investments		(12,003,125)

Net Assets ($)		406,430,238

Net Asset Value Per Share
	Investor Shares	BASIC Shares

Net Assets ($)	216,504,436	189,925,802
Shares Outstanding	22,036,817	19,322,271

Net Asset Value Per Share ($)	9.82	9.83

See notes to financial statements.

28

STATEMENT OF OPERATIONS Six Months Ended April 30, 2006 (Unaudited)
Investment Income ($):
Income:
Interest	9,655,878
Cash dividends;
Affiliated issuers	20,728
Income on securities lending	16,911
Total Income	9,693,517
Expenses:
Management fee—Note 3(a)	301,794
Distribution fee (Investor Shares)—Note 3(b)	267,115
Loan commitment fees—Note 2	2,408
Total Expenses	571,317
Investment Income—Net	9,122,200

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(1,048,432)
Net unrealized appreciation (depreciation) on investments	(6,531,825)
Net Realized and Unrealized Gain (Loss) on Investments	(7,580,257)
Net Increase in Net Assets Resulting from Operations	1,541,943

See notes to financial statements.

The Fund 29

STATEMENT OF CHANGES IN NET ASSETS

30

See notes to financial statements.

The Fund 31

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

[a] As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began accreting discount on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of these changes for the period ended October 31,
2002 was to decrease net investment income per share and increase net realized and unrealized gain (loss) on investments per share by $.01 and decrease the ratio of net investment income to average net assets from 5.11% to
5.04%. Per share data and ratios/supplemental data for periods prior to November 1, 2001 have not been restated
to reflect these changes in presentation.
[b] Based on average shares outstanding at each month end.
[c] Amount represents less than $.01.
[d] Not annualized.
[e] Annualized.

See notes to financial statements.

32

[a] As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began accreting discount on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of these changes for the period ended October 31,
2002 was to decrease net investment income per share and increase net realized and unrealized gain (loss) on investments per share by $.01 and decrease the ratio of net investment income to average net assets from 5.40% to
5.32%. Per share data and ratios/supplemental data for periods prior to November 1, 2001 have not been restated
to reflect these changes in presentation.
[b] Based on average shares outstanding at each month end.
[c] Amount represents less than $.01.
[d] Not annualized.
[e] Annualized.

See notes to financial statements.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Bond Market Index Fund (the "fund") is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering sixteen series, including the fund.The fund's investment objective is to seek to replicate the total return of the Lehman Brothers Aggregate Bond Index. The Dreyfus Corporation (the "Manager" or "Dreyfus") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial").

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares. The fund is authorized to issue 150 million shares of $.001 par value Capital Stock.The fund is currently authorized to issue two classes of shares: Investor (50 million shares authorized) and BASIC (100 million shares authorized). BASIC shares and Investor shares are offered to any investor. Differences between the two classes include the services offered to and the expenses borne by each class, as well as their minimum purchase and account balance requirements. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities (excluding short-term investments other than U.S.Treasury Bills), are valued each business day by an independent pricing service (the "Service") approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices

34

(as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Investments in registered investment companies are valued at their net asset value. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value (such as when an event occurs after the close of the exchange on which the security is principally traded and that is determined by the fund to have changed the value of the security), are valued at fair value as determined in good faith under the direction of the Board of Directors.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Investments in registered investment companies are valued at their net asset value.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, including where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institu-tions.It is the fund's policy,that at origination,all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager.The fund is entitled to receive all income on securities loaned,in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund's holding period.This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period.The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counter party default, the fund has the right to use the collateral to offset losses incurred.There is potential loss to the fund in the event the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights.The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as "affiliated" in the Act.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code").To the extent that net realized capital gain can be offset by capital loss carry-

36

overs, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $953,347 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2005. If not applied, the carryover expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2005 were as follows: ordinary income $17,189,456 and long-term capital gains $469,474.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line Of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the "Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund at rates based on prevailing market rates in effect at the time of borrowing. For the period ended April 30, 2006, the fund did not borrow under the Facility.

NOTE 3—Investment Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Management Agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, cus-

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

tody, fund accounting and transfer agency services to the fund. The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .15% of the value of the fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, service fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Directors (including counsel fees). Each Director receives $45,000 per year, plus $6,000 for each joint Board meeting of the Company, The Dreyfus/Laurel Tax-Free Municipal Funds and The Dreyfus/Laurel Funds Trust (collectively, the "Dreyfus/Laurel Funds") attended, $2,000 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $1,500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses.With respect to the Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). With respect to compensation committee meetings, the Chair of the compensation committee receives $900 per meeting and, with respect to audit committee meetings, the Chair of the audit committee receives $1,350 per meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund, the $2,000 or $1,500 fee, as applicable, will be allocated between the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Directors.

38

(b) Under the fund's Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Investor shares may pay annually up to .25% of the value of the average daily net assets to compensate the Distributor for shareholder servicing activities primarily intended to result in the sale of Investor shares.The BASIC shares bear no distribution fee. During the period ended April 30, 2006, the Investor shares were charged $267,115 pursuant to the Plan.

Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Directors who are not "interested persons" of the Company and who have no direct or indirect financial interest in the operation or in any agreement related to the Plan.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $49,462 and Rule 12b-1 distribution plan fees $44,332.

(c) The Company and the Manager have received an exemptive order from the SEC which, among other things, permits the fund to use cash collateral received in connection with lending the fund's securities and other uninvested cash to purchase shares of one or more registered money markt mutual funds advised by the Manager in excess of the limitations imposed by the Act.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended April 30, 2006, amounted to $91,551,456 and $73,398,775, respectively.

At April 30, 2006, accumulated net unrealized depreciation on investments was $12,003,125, consisting of $978,502 gross unrealized appreciation and $12,981,627 gross unrealized depreciation.

At April 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 39

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund's Board of Directors held on February 1 and 2, 2006, the Board considered the re-approval for an annual period of the fund's Investment Management Agreement ("Management Agreement"), pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager's representatives reviewed the fund's distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager's representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager's corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund's distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund's asset size.

The Board members also considered the Manager's research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager's extensive administrative, accounting and compliance infrastructure.

40

Comparative Analysis of the Fund's Performance and Management Fee and Expense Ratio. The Board members reviewed the fund's performance and placed significant emphasis on comparisons to a group of index funds that are benchmarked against the Lehman Brothers U.S.Aggregate Index (the "Performance Group") and to a larger universe of funds, consisting of all retail and institutional intermediate U.S. government funds (the "Performance Universe") selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons. The Board noted that the fund's yield performance for the past six one-year periods ended November 30th (2000-2005) was higher than the Performance Group and Performance Universe medians, and was below the Performance Group and variously above and below the Performance Universe medians for the prior four one-year periods ended November 30th (1996-1999). The Board members noted that the fund's total return performance for various periods ended November 30, 2005 was higher than the Performance Group and Performance Universe medians for each of the periods. The Manager also provided the Board with the fund's total return performance and the quartile, percentile and rank of the fund's total return within its Lipper category (as provided by Lipper) for periods ended December 31, 2005, which were generally consistent with the November 30, 2005 relative total returns.

The Board members also discussed the fund's management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the "Expense Group") and a broader group of funds (the "Expense Universe"), each

The Fund 41

***********************************
INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE F U N D ' S M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

selected and provided by Lipper. Noting the fund's "unitary fee structure", the Board members noted that the fund's management fee and expense ratio were lower than their respective Expense Group and Expense Universe medians.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund's Lipper category (the "Similar Funds"), and by other accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund (the "Adviser Accounts" and, collectively with the Similar Funds, the "Similar Accounts").The Manager's representatives explained the nature of the Similar Accounts and the differences, from the Manager's perspective, in providing services to such Similar Accounts as compared to managing and providing services to the fund.The Manager's representatives also reviewed the costs associated with distribution through inter-mediaries.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the Manager's performance and the services provided, noting the fund's "unitary fee" structure.The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund's management fee. The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. The Manager's representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager's approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual

42

fund complex.The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors. The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund's portfolio.

It was noted that the Board members should consider the Manager's profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund's assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund's Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.

The Fund 43

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE F U N D ' S M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

  The Board was satisfied with the fund's performance.
  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative perfor- mance, expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund's Management Agreement was in the best interests of the fund and its shareholders and that the Management Agreement would be renewed through April 4, 2007.

44

For More Information

Telephone 1-800-645-6561
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation 0310SA0406

Dreyfus Municipal Reserves

SEMIANNUAL REPORT April 30, 2006

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund's Expenses
6	Comparing Your Fund's Expenses
With Those of Other Funds
7	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
17	Financial Highlights
19	Notes to Financial Statements
24	Information About the Review
and Approval of the Fund's
Investment Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Municipal Reserves

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Municipal Reserves, covering the six-month period from November 1, 2005, through April 30, 2006.

Since June 2004, the Federal Reserve Board (the "Fed") has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. Recently, Fed Chairman Ben Bernanke suggested that the Fed may soon pause to assess current economic data and evaluate the impact of its credit tightening campaign. In our view, the Fed's efforts so far have largely been successful: the economy has grown at a moderate pace, the unemployment rate has dropped to multi-year lows, corporate profits have risen, and inflation has remained low despite volatile energy prices.

However, the financial markets are more likely to be influenced not by what the Fed already has accomplished, but by investors' expectations of what is to come, including the Fed's decision to increase interest rates further, maintain them at current levels or reduce them to stimulate future growth.We believe that this decision will depend largely on the outlook for core inflation in 2007.The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures build in an expanding economy, the Fed may choose to resume tightening later this year.

For information about how the fund performed, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund's portfolio manager.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter Chairman and Chief Executive Officer The Dreyfus Corporation May 15, 2006

2

DISCUSSION OF FUND PERFORMANCE

J. Christopher Nicholl, Portfolio Manager

How did Dreyfus Municipal Reserves perform during the period?

For the six-month period ended April 30, 2006, the fund produced annualized yields of 2.58% for its Class R shares and 2.38% for its Investor shares. Taking into account the effects of compounding, the fund produced annualized effective yields of 2.61% and 2.41% for its Class R shares and Investor shares, respectively. 1

Yields of tax-exempt money market securities continued to rise along with short-term interest rates in a growing U.S. economy during the reporting period.

What is the fund's investment approach?

The fund seeks a high level of current income, consistent with stability of principal, that is exempt from federal income tax.To pursue its goal, the fund invests at least 80% of its assets in tax-exempt municipal obligations, including short-term municipal debt securities. Among these are municipal notes, short-term municipal bonds, tax-exempt commercial paper and municipal leases.The fund reserves the right to invest up to 20% of total assets in taxable money market securities, such as U.S. government obligations, U.S. and foreign bank and corporate obligations and commercial paper.

The fund also may invest in high quality short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

What other factors influenced the fund's performance?

As it has since June 2004, the Federal Reserve Board (the "Fed") continued to raise short-term interest rates throughout the reporting period in an ongoing effort to fight potential inflationary pressures in a growing economy. By the end of the reporting period, the overnight rate was 4.75%, and on May 10, just after the end of the reporting period, the Fed acted again, raising the rate to 5%, marking the sixteenth consecutive rate hike.

The Fund

3

DISCUSSION OF FUND PERFORMANCE (continued)

Although the U.S. economy grew at an unexpectedly weak 1.7% annualized rate during the fourth quarter of 2005, most investors attributed the lethargic showing to temporary factors. Subsequently, investors were encouraged by strong employment data released over the first four months of 2006, including a steady drop in the unemployment rate, which was a 4.7% by the end of the reporting period. In addition, measures of consumer confidence and retail sales improved, more than offsetting concerns regarding a slowing housing market, and U.S. GDP expanded at an estimated 4.8% annualized rate during the first quarter of 2006. These statistics appeared to confirm that rising interest rates and resurgent energy prices apparently have not yet dampened ongoing strength in broad sectors of the economy.

Tax-exempt money market instruments also were affected by supply-and-demand influences.While robust issuance in California caused the supply of municipal money market securities to rise compared to the same period one year earlier, there was less need among most states and municipalities for short-term borrowing to cover budget shortfalls in the recovering economy. At the same time, investor demand remained robust, due to strong demand from individual and corporate investors.

These and other supply-and-demand forces caused yields of shorter-dated money market securities to rise more sharply than longer-dated securities.Yield differences along the tax-exempt money market yield curve narrowed over the reporting period, resulting in little difference in the yields provided by securities with maturities over six months. Therefore, investors continued to focus primarily on instruments maturing in six months or less.

In this environment, we set the fund's weighted average maturity in a range we considered slightly longer than industry averages.We focused primarily on variable-rate demand notes on which yields are reset

4

daily or weekly.To achieve a modestly long weighted average maturity, we complemented these floating-rate holdings with commercial paper and, to a lesser extent, municipal notes and seasoned municipal bonds with maturities between two and four months. Our focus on this maturity range enabled the fund to capture similar yields of those of longer-term money market securities, but with less risk.

What is the fund's current strategy?

When the Fed raised short-term interest rates to 5% on May 10, it indicated in its accompanying statement that the extent and timing of any further moves is likely to depend on incoming economic data.A substantial slowdown in economic growth could preclude further rate increases, but a significant increase in global commodity prices or other inflationary pressures might prompt the Fed to tighten more aggressively.

In this more uncertain environment, we have adopted a more neutral weighted average maturity while continuing to look for opportunities in the lower half of the money market maturity range. In our judgment, this strategy should help the fund earn competitive levels of current income while maintaining the fund's liquidity needs in response to any potential change in then-prevailing market conditions.

May 15, 2006

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1] Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.

The Fund 5

UNDERSTANDING YOUR FUND'S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial adviser.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Municipal Reserves from November 1, 2005 to April 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2006
	Investor Shares	Class R Shares

Expenses paid per $1,000 †	$ 3.54	$ 2.55
Ending value (after expenses)	$1,011.90	$1,012.90

COMPARING YOUR FUND'S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2006
	Investor Shares	Class R Shares

Expenses paid per $1,000 †	$ 3.56	$ 2.56
Ending value (after expenses)	$1,021.27	$1,022.27

† Expenses are equal to the fund's annualized expense ratio of .71% for Investor Shares and .51% for Class R shares; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS April 30, 2006 (Unaudited)
Short-Term	Coupon	Maturity	Principal
Investments—99.8%	Rate (%)	Date	Amount ($)	Value ($)

Alabama—1.9%
Port City Medical Clinic Board,
Health Care Facilities Revenue
(Infirmary Health Systems)
(Insured; AMBAC and Liquidity
Facility: Bank of Nova Scotia
and KBC Bank)	3.78	5/7/06	2,000,000 [a]	2,000,000
Alaska—1.9%
Alaska Industrial Development
Authority, Health Care
Facilities Revenue (Providence
Medical Office Building) (LOC;
KBC Bank)	3.20	5/7/06	1,965,000 [a]	1,965,000
California—3.8%
California Department of Water
Resources, Power Supply
Revenue (LOC; Landesbank
Hessen-Thuringen Girozentrale)	3.66	5/7/06	4,000,000 [a]	4,000,000
Colorado—2.2%
Castlewood Ranch Metropolitan
District, GO Notes, Refunding
(LOC; U.S. Bank NA)	3.45	12/1/06	1,700,000	1,700,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; National
City Bank)	3.81	5/1/06	600,000 [a]	600,000
District of Columbia—.9%
District of Columbia,
CP (Liquidity Facility;
JPMorgan Chase Bank)	3.20	5/2/06	1,000,000	1,000,000
Georgia—3.1%
De Kalb County Development
Authority, Private Schools
Revenue (Marist School Inc.
Project) (LOC; SunTrust Bank)	3.80	5/7/06	3,300,000 [a]	3,300,000
Illinois—20.1%
Cook County,
GO (Putters Program) (Insured;
AMBAC)	3.84	5/7/06	3,000,000 [a]	3,000,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Illinois (continued)
Illinois Educational Facilities
Authority, Recreational
Revenue (Shedd Aquarium
Society) (LOC; Bank One)	3.82	5/7/06	1,100,000 [a]	1,100,000
Illinois Educational Facilities
Authority, Revenue, CP (LOC;
Northern Trust Co.)	3.53	6/13/06	3,000,000	3,000,000
Illinois Health Facilities
Authority, Revenue (Memorial
Medical Center) (LOC; KBC Bank)	3.80	5/7/06	2,400,000 [a]	2,400,000
Illinois Health Facilities
Authority, Revenue (Rush
Presbyterian Saint Luke's
Medical Center) (LOC; Northern
Trust Co.)	3.83	5/7/06	3,800,000 [a]	3,800,000
Illinois Student Assistance
Commission, Student Loan
Revenue (LOC; Bank One)	3.90	5/7/06	2,000,000 [a]	2,000,000
Jackson-Union Counties Regional
Port District, Port Facilities
Revenue, Refunding (Enron
Transportation Services) (LOC;
Wachovia Bank)	3.79	5/7/06	2,400,000 [a]	2,400,000
Regional Transportation Authority,
Refunding (Liquidity Facility; DEPFA
Bank PLC)	3.82	5/7/06	3,600,000 [a]	3,600,000
Indiana—7.2%
Seymour,
EDR (Pedcor Investments
Project) (LOC; FHLB)	3.84	5/7/06	3,835,000 [a]	3,835,000
Wabash,
EDR (Wabash Alloys Project)
(LOC; Bank of America)	3.91	5/7/06	3,750,000 [a]	3,750,000
Louisiana—1.9%
Plaquemines Port Harbor and
Terminal District, Port Facilities
Revenue (International
Marine Terminals Project)
(LOC; KBC Bank)	3.42	3/15/07	2,000,000	2,000,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts—7.4%
Easton,
GO Notes, BAN	3.47	6/9/06	2,000,000	2,000,486
Massachusetts,
GO (Central Artery/Ted
Williams Tunnel Infrastructure
Loan Act) (Liquidity Facility;
Landesbank Baden-Wurttemberg)	3.80	5/1/06	2,300,000 [a]	2,300,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (LOC;
Citizens Bank of Massachusetts)	3.75	5/7/06	3,500,000 [a]	3,500,000
Michigan—.9%
Michigan Building Authority,
Revenue, CP (LOC: State Street
Bank and Trust Co. and The
Bank of New York)	3.48	6/8/06	1,000,000	1,000,000
Mississippi—1.2%
Jackson County,
Port Facility Revenue, Refunding
(Chevron USA. Inc. Project)	3.79	5/1/06	1,300,000 [a]	1,300,000
Nebraska—3.8%
Lancaster County Hospital
Authority Number 1, Health
Facilities Revenue (Immanuel
Health Systems-Williamsburg
Project) (LOC; ABN-AMRO)	3.83	5/1/06	4,000,000 [a]	4,000,000
Nevada—2.9%
Clark County,
Highway Revenue, CP (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	3.62	6/12/06	3,100,000	3,100,000
New Mexico—2.6%
Santa Fe,
Gross Receipts Tax Revenue
(Wastewater Systems) (LOC; BNP
Paribas)	3.84	5/7/06	2,700,000 [a]	2,700,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York—13.4%
New York City,
GO Notes (LOC; Bayerische
Landesbank)	3.77	5/7/06	3,000,000 [a]	3,000,000
New York City,
GO Notes (LOC; State Street
Bank and Trust Co.)	3.77	5/1/06	1,200,000 [a]	1,200,000
New York City,
GO Notes (LOC; Westdeutsche
Landesbank)	3.77	5/1/06	4,000,000 [a]	4,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue (Insured;
FGIC)	3.77	5/1/06	3,100,000 [a]	3,100,000
Triborough Bridge and Tunnel
Authority, Special Obligation
Revenue (Insured; FSA and
Liquidity Facility; JPMorgan
Chase Bank)	3.77	5/7/06	2,800,000 [a]	2,800,000
Ohio—.6%
Hamilton County,
Hospital Facilities Revenue
(Health Alliance) (Insured;
MBIA and Liquidity Facility;
Credit Sussie First Boston)	3.71	5/7/06	600,000 [a]	600,000
Pennsylvania—3.6%
Delaware County Industrial
Development Authority, PCR
(PECO Energy Co. Project)
(LOC; Wachovia Bank)	3.80	5/1/06	3,000,000 [a]	3,000,000
Luzerne County Convention Center
Authority, Hotel Room Rent Tax
Revenue (LOC; Wachovia Bank)	3.80	5/7/06	800,000 [a]	800,000
South Carolina—2.9%
Spartanburg County School District
Number 1, GO Notes, BAN	5.18	11/16/06	3,000,000	3,033,285
Tennessee—3.8%
Tennessee School Bond Authority,
CP	3.65	7/12/06	4,000,000	4,000,000

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Texas—2.9%
Texas,
TRAN	4.50	8/31/06	3,000,000	3,014,600
Washington—4.6%
Washington Housing Finance
Commission, MFMR (Wandering
Creek Project) (Insured; FHLMC
and Liquidity Facility; FHLMC)	3.89	5/7/06	4,000,000 [a]	4,000,000
Washington Housing Finance
Commission, Nonprofit Revenue
(Tacoma Art Museum Project)
(LOC; Northern Trust Co.)	3.79	5/1/06	800,000 [a]	800,000
Washington Public Power Supply
System Project Number 2,
Electric Revenue, Refunding
(Insured; MBIA and Liquidity
Facility; Credit Sussie First
Boston)	3.78	5/7/06	100,000 [a]	100,000
Wisconsin—6.2%
University of Wisconsin Hospitals
and Clinics Authority, Health
Care Facilities Revenue
(Insured; MBIA and Liquidity
Facility; U.S. Bank NA)	3.82	5/7/06	4,000,000 [a]	4,000,000
Wisconsin Health and Education
Facilities Authority, Revenue
(Wheaton Franciscan Services
Inc.) (LOC; Citibank NA)	3.80	5/7/06	2,500,000 [a]	2,500,000

Total Investments (cost $105,298,371)			99.8%	105,298,371
Cash and Receivables (Net)			.2%	261,837
Net Assets			100.0%	105,560,208

a Securities payable on demand.Variable interest rate—subject to periodic change.

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

12

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody's	or	Standard & Poor's	Value (%)†

F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	96.2
AAA,AA,Ab		Aaa,Aa,Ab		AAA,AA,Ab	3.8
					100.0

† Based on total investments. [b] Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers. See notes to financial statements.

The Fund 13

STATEMENT OF ASSETS AND LIABILITIES April 30, 2006 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	105,298,371	105,298,371
Cash		186,795
Interest receivable		514,714
		105,999,880

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		42,802
Dividends payable		247,807
Payable for shares of Common Stock redeemed		88,430
Bank loan payable—Note 2		60,000
Interest payable—Note 2		633
		439,672

Net Assets ($)		105,560,208

Composition of Net Assets ($):
Paid-in capital		105,562,995
Accumulated net realized gain (loss) on investments		(2,787)

Net Assets ($)		105,560,208

Net Asset Value Per Share
	Investor Shares	Class R Shares

Net Assets ($)	27,092,909	78,467,299
Shares Outstanding	27,094,664	78,470,044

Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

14

STATEMENT OF OPERATIONS Six Months Ended April 30, 2006 (Unaudited)
Investment Income ($):
Interest Income	1,462,419
Expenses:
Management fee—Note 3(a)	235,757
Distribution fees (Investor Shares)—Note 3(b)	21,936
Interest expense—Note 2	6,560
Total Expenses	264,253
Investment Income—Net, representing net increase
in net assets resulting from operations	1,198,166

See notes to financial statements.

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

[a] Annualized See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

[a] Annualized See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Municipal Reserves (the "fund") is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering sixteen series including the fund. The fund's investment objective is to seek income, consistent with stability of principal, that is exempt from federal income tax.The Dreyfus Corporation (the "Manager" or "Dreyfus") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial").

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares.The fund is authorized to issue 1 billion shares of $.001 par value Capital Stock in each of the following classes of shares: Investor and Class R. Investor shares are sold primarily to retail investors and bear a distribution fee. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution fee and voting rights on matters affecting a single class. Income, expenses (other than expense attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund's investments.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

It is the fund's policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code").To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $2,787 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2005. If not applied, the carryover expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2005 were all tax exempt income.The tax character of current year distributions will be determined at the end of the current fiscal year.

20

At April 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing.

The average amount of borrowings outstanding under the line of credit during the period ended April 30, 2006 was approximately $272,500 with a related weighted average annualized interest rate of 4.85% .

NOTE 3—Investment Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Management Agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .50% of the value of the fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Directors (including counsel fees). Each Director receives $45,000 per year, plus $6,000 for each joint Board meeting of the Company,The Dreyfus/Laurel Tax-Free Municipal Funds and The Dreyfus/Laurel Funds Trust (collectively, the "Dreyfus/Laurel Funds")

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

attended, $2,000 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $1,500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses.With respect to Board Meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). With respect to compensation committee meetings, the Chair of the compensation committee receives $900 per meeting and, with respect to audit committee meetings, the Chair of the audit committee receives $1,350 per meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund, the $2,000 or $1,500 fee, as applicable, will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Directors.

(b) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Investor shares may pay annually up to .25% of the value of the average daily net assets (currently limited by the Company's Board of Directors to .20%) attributable to its Investor shares to compensate the Distributor for shareholder servicing activities and activities primarily intended to result in the sale of Investor shares. During the period ended April 30, 2006, Investor shares were charged $21,936 pursuant to the Plan.

22

Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plan.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $38,528 and Rule 12b-1 distribution plan fees $4,274.

The Fund 23

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S I N V E S T M E N T MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund's Board of Directors held on February 1 and

2, 2006, the Board considered the re-approval for an annual period of the fund's Investment Management Agreement ("Management Agreement"), pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager's representatives reviewed the fund's distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager's representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager's corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund's distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund's asset size.

The Board members also considered the Manager's research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager's extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund's Performance and Management Fee and Expense Ratio. The Board members reviewed the fund's performance and placed significant emphasis on comparisons to a group of

24

retail, no-load tax-exempt money market funds (the "Performance Group") and to a larger universe of funds, consisting of all retail tax-exempt money market funds (the "Performance Universe") selected and provided by Lipper, Inc., an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons for various periods ended November 30, 2005, and noted that the fund's total return performance was generally at or below the Performance Group median and lower than the Performance Universe median for each of the periods.The Board noted the rank of the fund's total return within the Performance Group for each period and discussed that when the fund's performance was below median there was a spread of only a few basis points between the fund's performance and median performance.The Manager also provided the Board with the fund's total return performance and the quartile, percentile and rank of the fund's total return within its Lipper category (as provided by Lipper) for periods ended December 31, 2005, which showed improvement over the November 30, 2005 relative total returns.

The Board members also discussed the fund's management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the "Expense Group") and a broader group of funds (the "Expense Universe"), each selected and provided by Lipper. The Board members noted that the fund was the only fund in the Expense Group with a "unitary fee" structure. The Board members noted that the fund's expense ratio, including Rule 12b-1 fees, was lower than the Expense Group median but higher than the Expense Universe median, and excluding Rule 12b-1 or other service fees, was lower than the Expense Group and Expense Universe medians.

The Fund 25

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund's Lipper category (the "Similar Funds").They also noted that there were no other accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.The Manager's representatives also reviewed the costs associated with distribution through interme-diaries.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the Manager's performance and the services provided, noting the fund's "unitary fee" structure. The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund's management fee. The Board acknowledged that differences in fees paid by the Similar Funds seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. The Manager's representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager's approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the recent decline in assets, and the extent to which economies of scale would be realized if

26

the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund's portfolio.

It was noted that the Board members should consider the Manager's profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund's assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund's Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was generally satisfied with the fund's performance.
  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative perfor- mance, expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

The Fund 27

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund's Management Agreement was in the best interests of the fund and its shareholders and that the Management Agreement would be renewed through April 4, 2007.

28

For More Information

Telephone 1-800-645-6561
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation 0324SA0406

Dreyfus Disciplined Stock Fund

SEMIANNUAL REPORT April 30, 2006

Save time. Save paper. View your next shareholder report online as soon as it's available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It's simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund's Expenses
6	Comparing Your Fund's Expenses
With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
14	Financial Highlights
15	Notes to Financial Statements
21	Information About the Review
and Approval of the Fund's
Investment Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Disciplined Stock Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Disciplined Stock Fund, covering the six-month period from November 1, 2005, through April 30, 2006.

Since June 2004, the Federal Reserve Board has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. Recently, Fed Chairman Ben Bernanke suggested that the Fed may soon pause to assess current economic data and evaluate the impact of its credit tightening campaign. In our view, the Fed's efforts so far have largely been successful: the economy has grown at a moderate pace, the unemployment rate has dropped to multi-year lows, corporate profits have risen, and inflation has remained low despite volatile energy prices.

However, the financial markets are more likely to be influenced not by what the Fed already has accomplished, but by investors' expectations of what is to come, including the Fed's decision to increase rates further, maintain them at current levels or reduce them to stimulate future growth.We believe that this decision will depend largely on the outlook for core inflation in 2007.The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures build in an expanding economy, the Fed may choose to resume tightening later this year.As always, we urge you to discuss with your financial advisor the potential implications of these possibilities on your investments.

For information about how the fund performed, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund's portfolio manager.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter Chairman and Chief Executive Officer The Dreyfus Corporation May 15, 2006

2

DISCUSSION OF FUND PERFORMANCE

Sean Fitzgibbon, Portfolio Manager

How did Dreyfus Disciplined Stock Fund perform relative to its benchmark?

For the six-month period ended April 30, 2006, the fund produced a total return of 10.82% .1 For the same period, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), the fund's benchmark, produced a total return of 9.63% .2

We attribute the market's rise primarily to sustained U.S. and global economic growth, which enabled a wide range of companies to deliver stronger-than-expected earnings. The fund outperformed its benchmark, primarily on the strength of its stock selection strategy in the market's more robust sectors, including the financials, industrials and energy areas.

What is the fund's investment approach?

The fund seeks capital appreciation.To pursue its goal, the fund normally invests at least 80% of its assets in stocks of large-cap companies.

The fund invests in a diversified portfolio of large-cap companies that we believe meet our standards for value and growth. The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer-modeling techniques, fundamental analysis and risk management.The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the S&P 500 Index.

In addition to identifying what we believe are attractive investment opportunities, our approach has been designed to manage the risks associated with modifying the fund's sector and industry exposure often in an effort to capitalize on those sectors and industries currently in favor.We do not believe that the advantages of attempting to rotate in and out of various industry sectors outweigh the risks of such moves.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Instead, our goal is to minimize these risks by being fully invested and remaining industry and sector neutral in relation to the S&P 500 Index.

The result is a broadly diversified portfolio of carefully selected stocks. At the end of the reporting period, the fund held positions in approximately 93 stocks across 9 economic sectors. Our 10 largest holdings accounted for approximately 27% of the portfolio, so that the fund's performance was not overly dependent on any one stock but was determined by a large number of securities.

What other factors influenced the fund's performance?

While favorable economic conditions lifted most market sectors, the financials, industrials and energy areas proved to be particularly well-positioned in an expanding economy during the reporting period. Strong security selections enabled the fund to outperform its benchmark in each of these sectors.

In the financials group, we de-emphasized interest rate-sensitive banks and insurers, focusing instead on brokerage and asset management firms, such as E*TRADE Financial, Goldman Sachs Group and Lehman Brothers Holdings, that benefited from greater activity in the capital markets. Among industrial companies, we targeted businesses positioned to help emerging nations develop their industrial infrastructures, including Caterpillar, Eaton and Emerson Electric. In the energy area, we emphasized oilfield service companies, such as Weatherford International and GlobalSantaFe, that we believed would benefit from higher commodity prices.The fund also produced above-average returns in the consumer cyclicals area, mainly by avoiding the struggling automobile industry.

However, investments in other sectors provided mixed results. Good individual stock selections in the technology sector, such as communications semiconductor maker Broadcom, slightly enhanced performance compared to the benchmark. In the health care area, one of market's weaker sectors, gains in life science companies Thermo Electron and Fisher Scientific International helped offset declines in other holdings, such as biotechnology firm Amgen. On the other hand, the fund's

4

lighter-than-average exposure to the telecommunications services sector prevented it from participating fully in the area's recent gains. Finally, in the consumer staples area, a pullback in food and tobacco giant Altria Group, one of the fund's better performers during the prior reporting period, undermined returns.

What is the fund's current strategy?

As of the end of April 2006, we have continued to find attractive investment opportunities among large-cap stocks, which generally offered reasonable valuations compared to smaller-cap stocks. However, we remain cautious with regard to the potential impact of high energy prices and rising interest rates on consumer spending. Accordingly, we have shifted the fund's emphasis in consumer-related areas away from retailers and toward providers of consumer staples, which historically have provided steadier growth.At the same time, uncertainty regarding the future of oil and gas prices led us to trim the fund's energy exposure to a position that is in line with the benchmark.

We have found relatively few opportunities among telecommunications services companies, which face a challenging competitive environment. Within the financials sector, we have continued to focus on capital markets-oriented businesses, maintaining relatively light exposure to the more interest rate-sensitive areas,such as banks and insurance.In other sectors, we have invested in individual companies and industries that appear well-positioned for an environment of more modest economic growth.

May 15, 2006

[1] Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation in effect through April 4, 2007, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund's returns would have been lower.
2 SOURCE: LIPPER, INC. — Reflects the monthly reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor's 500 Composite Stock Price Index is
a widely accepted, unmanaged index of U.S. stock market performance.

The Fund 5

UNDERSTANDING YOUR FUND'S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial adviser.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Disciplined Stock Fund from November 1, 2005 to April 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2006

Expenses paid per $1,000 †	$ 4.70
Ending value (after expenses)	$1,108.20

COMPARING YOUR FUND'S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2006

Expenses paid per $1,000 †	$4.51
Ending value (after expenses)	$1,020.33

† Expenses are equal to the fund's annualized expense ratio of .90%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS April 30, 2006 (Unaudited)
Common Stocks—100.1%	Shares	Value ($)

Consumer Discretionary—11.0%
Advance Auto Parts	159,790	6,426,754
Cendant	562,150	9,798,274
Circuit City Stores	169,770	4,880,888
Coach	138,760 [a]	4,581,855
Hilton Hotels	430,720	11,603,597
Home Depot	220,060	8,786,996
JC Penney	142,850	9,350,961
McDonald's	330,390	11,421,582
Omnicom Group	59,790	5,381,698
Target	279,430	14,837,733
Time Warner	531,660	9,250,884
Walt Disney	351,550	9,829,338
		106,150,560
Consumer Staples—10.0%
Altria Group	434,770	31,807,773
Cadbury Schweppes, ADR	360,930 [b]	14,422,763
CVS	352,490	10,476,003
Kroger	352,920 [a]	7,150,159
PepsiCo	212,470	12,374,253
Procter & Gamble	350,079	20,378,098
		96,609,049
Energy—10.1%
Chevron	129,510	7,902,700
ConocoPhillips	231,840	15,510,096
Devon Energy	202,532	12,174,199
Exxon Mobil	560,240	35,339,939
GlobalSantaFe	95,840	5,866,366
Marathon Oil	64,850	5,146,496
Weatherford International	289,200 [a]	15,307,356
		97,247,152
Financial—23.1%
Accenture, Cl. A	166,140	4,829,690
Allstate	111,590	6,303,719
American International Group	140,130	9,143,482
Bank of America	602,250	30,064,320
Capital One Financial	55,890	4,842,310
Chubb	117,820	6,072,443

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
CIT Group	184,920	9,987,529
Citigroup	347,280	17,346,636
E*Trade Financial	345,770 [a]	8,602,758
Hartford Financial Services Group	111,590	10,258,469
JPMorgan Chase & Co.	721,550	32,743,939
Lehman Brothers Holdings	44,500	6,726,175
Merrill Lynch & Co.	201,170	15,341,224
Morgan Stanley	176,230	11,331,589
PNC Financial Services Group	84,830	6,062,800
Prudential Financial	164,370	12,842,228
Wachovia	363,980	21,784,203
WR Berkley	43,390	1,623,654
Zions Bancorporation	82,540	6,853,296
		222,760,464
Health Care—11.9%
AmerisourceBergen	202,680	8,745,642
Amgen	168,590 [a]	11,413,543
Barr Pharmaceuticals	113,240 [a]	6,856,682
Becton, Dickinson & Co.	76,210	4,804,278
Fisher Scientific International	141,000 [a]	9,947,550
IMS Health	185,090 [b]	5,030,746
Johnson & Johnson	225,030	13,189,008
Medtronic	162,900 [b]	8,164,548
Novartis, ADR	181,990	10,466,245
Pfizer	330,034	8,359,761
Thermo Electron	131,620 [a]	5,072,635
WellPoint	149,370 [a]	10,605,270
Wyeth	249,770	12,156,306
		114,812,214
Industrial—12.3%
Burlington Northern Santa Fe	123,660	9,834,680
Eaton	74,000	5,672,100
Emerson Electric	180,090	15,298,646
Empresa Brasileira de Aeronautica, ADR	148,980	5,784,893
General Electric	832,300	28,789,257
Ingersoll-Rand, Cl. A	112,820	4,935,875
Lockheed Martin	109,480	8,309,532
Nabors Industries	144,300 [a]	5,386,719

8

Common Stocks (continued)	Shares	Value ($)

Industrial (continued)
Norfolk Southern	160,080	8,644,320
Rockwell Automation	66,720	4,834,531
Textron	51,740	4,654,013
United Technologies	182,730	11,477,271
US Airways Group	103,280 [a]	4,467,893
		118,089,730
Information Technology—14.0%
Amphenol, Cl. A	113,730	6,573,594
Autodesk	139,740 [a]	5,874,670
Broadcom, Cl. A	148,685 [a]	6,112,440
Cisco Systems	998,070 [a]	20,909,567
Citrix Systems	127,300 [a]	5,081,816
Hewlett-Packard	497,770	16,162,592
International Business Machines	192,600	15,858,684
Microsoft	1,074,610	25,951,832
NCR	137,420 [a]	5,414,348
Qualcomm	316,560	16,252,190
Texas Instruments	295,820	10,267,912
		134,459,645
Materials—2.9%
Air Products & Chemicals	75,560	5,177,371
Dow Chemical	115,680	4,697,765
EI Du Pont de Nemours & Co.	89,970	3,967,677
Energizer Holdings	75,780 [a]	3,876,147
PPG Industries	45,960	3,084,835
Smurfit-Stone Container	204,480 [a]	2,648,016
Steel Dynamics	78,870	4,924,643
		28,376,454
Utilities—4.8%
AT & T	303,800	7,962,598
Constellation Energy Group	131,360	7,214,291
Mettler-Toledo International	78,260 [a]	5,071,248
PG & E	354,050	14,105,352
Sempra Energy	260,080	11,968,882
		46,322,371
Total Common Stocks
(cost $806,611,022)		964,827,639

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investments—.2%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,932,000)	1,932,000 [c]	1,932,000

Investment of Cash Collateral
for Securities Loaned—1.0%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $10,144,570)	10,144,570 [c]	10,144,570

Total Investments (cost $818,687,592)	101.3%	976,904,209
Liabilities, Less Cash and Receivables	(1.3%)	(12,817,697)
Net Assets	100.0%	964,086,512

ADR—American Depository Receipts
[a] Non-income producing security.
[b] All or a portion of these securities are on loan. At April 30, 2006, the total market value of the fund's securities on loan is $9,887,889 and the total market value of the collateral held by the fund is $10,144,570.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary	(Unaudited)†

	Value (%)		Value (%)

Financial	23.1	Consumer Staples	10.0
Information Technology	14.0	Utilities	4.8
Industrial	12.3	Materials	2.9
Health Care	11.9	Money Market Investments	1.2
Consumer Discretionary	11.0
Energy	10.1		101.3

† Based on net assets. See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES April 30, 2006 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement
of Investments (including securities on loan,
valued at $9,887,889)—Note 1 (b):
Unaffiliated issuers	806,611,022	964,827,639
Affiliated issuers	12,076,570	12,076,570
Cash		727,996
Receivable for investment securities sold		5,109,358
Dividends and interest receivable		880,268
Receivable for shares of Capital Stock subscribed		23,835
		983,645,666

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		754,168
Liability for securities on loan—Note 1(c)		10,144,570
Payable for investment securities purchased		7,831,355
Payable for shares of Capital Stock redeemed		827,742
Interest payable—Note 2		1,319
		19,559,154

Net Assets ($)		964,086,512

Composition of Net Assets ($):
Paid-in capital		745,728,405
Accumulated undistributed investment income—net		2,113,444
Accumulated net realized gain (loss) on investments		58,028,046
Accumulated net unrealized appreciation
(depreciation) on investments		158,216,617

Net Assets ($)		964,086,512

Shares Outstanding
(165 million shares of $.001 par value Capital Stock authorized)		26,908,713
Net Asset Value, offering and redemption price per share ($)		35.83

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS Six Months Ended April 30, 2006 (Unaudited)
Investment Income ($):
Income:
Cash dividends (net of $24,908 foreign taxes withheld at source)	9,434,955
Interest	81,198
Income from securities lending	11,410
Total Income	9,527,563
Expenses:
Management fee—Note 3(a)	4,432,781
Distribution fees—Note 3(b)	492,531
Loan commitment fees—Note 2	6,413
Interest expense—Note 2	3,619
Total Expenses	4,935,344
Less—reduction in management fee
due to undertaking—Note 3(a)	(456,987)
Net Expenses	4,478,357
Investment Income—Net	5,049,206

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	88,996,884 [a]
Net unrealized appreciation (depreciation) on investments	10,368,413
Net Realized and Unrealized Gain (Loss) on Investments	99,365,297
Net Increase in Net Assets Resulting from Operations	104,414,503

[a] On November 30, 2005, the fund had a redemption-in-kind with total proceeds in the amount of $108,823,950.
The net realized gain of the transaction of $18,302,417 will not be realized for tax purposes.
See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2006	Year Ended
	(Unaudited)	October 31, 2005

Operations ($):
Investment income—net	5,049,206	12,464,115
Net realized gain (loss) on investments	88,996,884	174,300,681
Net unrealized appreciation
(depreciation) on investments	10,368,413	(75,561,955)
Net Increase (Decrease) in Net Assets
Resulting from Operations	104,414,503	111,202,841

Dividends to Shareholders from ($):
Investment income—net	(5,959,812)	(12,094,805)

Capital Stock Transactions ($):
Net proceeds from shares sold	23,293,580	37,753,554
Dividends reinvested	5,502,554	11,217,917
Cost of shares redeemed	(239,102,306)	(317,485,159)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(210,306,172)	(268,513,688)
Total Increase (Decrease) in Net Assets	(111,851,481)	(169,405,652)

Net Assets ($):
Beginning of Period	1,075,937,993	1,245,343,645
End of Period	964,086,512	1,075,937,993
Undistributed investment income—net	2,113,444	3,024,050

Capital Share Transactions (Shares):
Shares sold	673,051	1,185,850
Shares issued for dividends reinvested	163,169	356,546
Shares redeemed	(7,009,853)	(9,947,373)
Net Increase (Decrease) in Shares Outstanding	(6,173,633)	(8,404,977)

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

[a] Based on average shares outstanding at each month end. [b] Not annualized. See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Disciplined Stock Fund (the "fund") is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering sixteen series, including the fund.The fund's investment objective is to seek capital appre-ciation.The Dreyfus Corporation (the "Manager" or "Dreyfus") serves as the fund's investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial"). Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

The fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their NAV.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the fund calculates its NAV, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR's and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments is recognized on the accrual basis.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions. It is the fund's policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the fund

16

to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund's holding period.This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period.The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counterparty default, the fund has the right to use the collateral to offset losses incurred. There is potential loss to the fund in the event the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights. The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as "affiliated" in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an unused capital loss carryover of $29,648,391 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2005. If not applied, $22,663,398 of the carryover expires in fiscal 2010 and $6,984,993 expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2005, were as follows: ordinary income $12,094,805. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the "Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund at rates based on prevailing market rates in effect at the time of borrowing.

The average daily amount of borrowings outstanding under the Facility during the period ended April 30, 2006 was approximately $146,400, with a related weighted average annualized interest rate of 4.99% .

NOTE 3—Investment Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Management Agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .90% of the value of the fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, fees and expenses of non-

18

interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Directors (including counsel fees). Each Director receives $45,000 per year, plus $6,000 for each joint Board meeting of the Company, The Dreyfus/Laurel Tax-Free Municipal Funds, and The Dreyfus/Laurel Funds Trust (collectively, the "Dreyfus/Laurel Funds") attended, $2,000 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $1,500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses.With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts).With respect to compensation committee meetings, the Chair of the compensation committee receives $900 per meeting and, with respect to audit committee meetings, the Chair of the audit committee receives $1,350 per meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund, the $2,000 or $1,500 fee, as applicable, will be allocated between the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Directors.

The Manager has agreed to waive receipt of a portion of the fund's management fee, in the amount of .10% of the value of the fund's average daily net assets from November 1, 2005 through April 4, 2006. Effective April 5, 2006, the Manager has agreed to waive receipt of a portion of the fund's management fee, in the amount of .05% of the value of the fund's average daily net assets, until April 4, 2007. The reduction in management fee, pursuant to the undertaking, amounted to $456,987 during the period ended April 30, 2006.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Distribution plan: Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, the fund may pay annually up to .10% of the value of the fund's average daily net assets to compensate Mellon and the Manager for shareholder servicing activities and the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of fund shares. During the period ended April 30, 2006, the fund was charged $492,531 pursuant to the Plan.

Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not "interested persons" of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plan.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $713,336 and Rule 12b-1 distribution plan fees $79,017, which are offset against an expense reimbursement currently in effect in the amount of $38,185.

(c) The Company and the Manager have received an exemptive order from the SEC which, among other things, permits the fund to use cash collateral received in connection with lending the fund's securities and other uninvested cash to purchase shares of one or more registered money market mutual funds advised by the Manager in excess of the limitations imposed by the Act.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2006, amounted to $393,890,745 and $598,514,846, respectively.

At April 30, 2006, accumulated net unrealized appreciation on investments was $158,216,617, consisting of $166,161,659 gross unrealized appreciation and $7,945,042 gross unrealized depreciation.

At April 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

20

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund's Board of Directors held on February 1 and

2, 2006, the Board considered the re-approval for an annual period of the fund's Investment Management Agreement ("Management Agreement"), pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager's representatives reviewed the fund's distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager's representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager's corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund's distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund's asset size.

The Board members also considered the Manager's research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager's extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund's Performance and Management Fee and Expense Ratio. The Board members reviewed the fund's performance and placed significant emphasis on comparisons to a group of retail, no-load large-cap core funds (the "Performance Group") and to a larger universe of funds, consisting of all retail and institutional

The Fund 21

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)
22

large-cap core funds (the "Performance Universe") selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons for various periods ended November 30, 2005, and noted that the fund's total return performance was variously above and below the Performance Group and Performance Universe medians for the peri-ods.A representative of the Manager noted the portfolio management change in October 2004, when Sean Fitzgibbon became the fund's primary portfolio manager, and that the fund's total return performance for the one- and two-year periods ended November 30, 2005 was higher than the Performance Group and Performance Universe medians.A representative of the Manager also provided the Board with the fund's total return performance and the quartile, percentile and rank of the fund within its Lipper category (as provided by Lipper) for periods ended December 31, 2005, which were generally consistent with the November 30, 2005 relative total returns.

The Board members also discussed the fund's management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the "Expense Group") and a broader group of funds (the "Expense Universe"), each selected and provided by Lipper.The Board noted that the fund was the only fund in the Expense Group with a "unitary fee" structure. The Board also noted that the Manager was voluntarily waiving a portion of its management fee in the amount of 0.10% of the value of the fund's average daily net assets until April 4, 2006, and that the fund's expense ratio was lower than the Expense Group and Expense Universe medians with the voluntary waiver, above the Expense Group median and generally at the Expense Universe median without the voluntary waiver. Representatives of the Manager and the Board members agreed that the Manager's voluntary waiver of a portion of the fund's management fee would be reduced to 0.05% of the value of the fund's average daily net assets and continue until April 4, 2007, representing 5.6% of the contractual management fee.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund's Lipper category (the "Similar Funds"), and by other accounts managed by the Manager or its affiliates with similar investment objectives,policies and strategies as the fund (collectively with the Similar Funds, the "Similar Accounts").The Manager's representatives explained the nature of the Similar Accounts and the differences, from the Manager's perspective, in providing services to such Similar Accounts as compared to managing and providing services to the fund. The Manager's representatives also reviewed the costs associated with distribution through intermediaries.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the Manager's performance and the services provided, noting the fund's "unitary fee"structure.The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund's management fee.The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. The Manager's representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager's approach to allocating costs to, and determining the profitability of,individual funds and the entire Dreyfus mutual fund com-plex.The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board

The Fund 23

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the recent decline in assets, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to the Manager from acting as investment adviser and noted the Manager's soft dollar arrangements with respect to trading the fund's portfolio.

It was noted that the Board members should consider the Manager's profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund's assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund's Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the trend of improvement in fund's performance.
  The Board concluded that the fee paid by the fund to the Manager, particularly given the Manager's continuation of a portion of the fee waiver, was reasonable in light of the services provided, comparative performance, expense and advisory fee information, costs of the ser- vices provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

24

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund's Management Agreement was in the best interests of the fund and its shareholders and that the Management Agreement would be renewed through April 4, 2007.

The Fund 25

For More Information

Telephone 1-800-645-6561
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation 0728SA0406

Dreyfus Institutional Government Money Market Fund

SEMIANNUAL REPORT April 30, 2006

Save time. Save paper. View your next shareholder report online as soon as it's available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It's simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund's Expenses
6	Comparing Your Fund's Expenses
With Those of Other Funds
7	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements
18	Information About the Review
and Approval of the Fund's
Investment Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Institutional Government Money Market Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Institutional Government Money Market Fund, covering the six-month period from November 1, 2005, through April 30, 2006.

Since June 2004, the Federal Reserve Board (the "Fed") has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. Recently, Fed Chairman Ben Bernanke suggested that the Fed may soon pause to assess current economic data and evaluate the impact of its credit tightening campaign. In our view, the Fed's efforts so far have largely been successful: the economy has grown at a moderate pace, the unemployment rate has dropped to multi-year lows, corporate profits have risen, and inflation has remained low despite volatile energy prices.

However, the financial markets are more likely to be influenced not by what the Fed already has accomplished, but by investors' expectations of what is to come, including the Fed's decision to increase interest rates further, maintain them at current levels or reduce them to stimulate future growth. We believe that this decision will depend largely on the outlook for core inflation in 2007.The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures build in an expanding economy, the Fed may choose to resume tightening later this year.

For information about how the fund performed, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund's portfolio manager.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter Chairman and Chief Executive Officer The Dreyfus Corporation May 15, 2006

DISCUSSION OF FUND PERFORMANCE

Patricia A. Larkin, Senior Portfolio Manager

How did Dreyfus Institutional Government Money Market Fund perform during the period?

For the six-month period ended April 30, 2006, Dreyfus Institutional Government Money Market Fund produced a 4.07% annualized yield and, after taking into account the effects of compounding, an annualized effective yield of 4.14% .1

What is the fund's investment approach?

The fund seeks a high level of current income consistent with stability of principal and conservative investment risk. To pursue its goal, the fund normally invests at least 80% of its assets in money market instruments issued or guaranteed by the U.S. government and its agencies and instrumentalities.The fund may also invest in repurchase agreements, including tri-party repurchase agreements.

What other factors influenced the fund's performance?

When the reporting period began, the financial markets had already begun to recover from the aftermath of the Gulf Coast hurricanes. Although oil prices had spiked to more than $70 per barrel, the Federal Reserve Board (the "Fed") defied many analysts' expectations and, instead of pausing to assess the hurricanes' damage to the U.S. economy, implemented its eleventh consecutive rate hike since June 2004, increasing the federal funds rate to 3.75% at its September meeting.

By the time the Fed next raised interest rates in early November, the move was widely expected, especially after the announcement that U.S. GDP had expanded at a 4.3% annualized rate during the third quarter of 2005. December saw the creation of 108,000 new jobs and a decline in the unemployment rate to 4.9%, further evidence that the U.S. economy remained on solid footing. However, when the Fed implemented its final rate increase of 2005 at its December meeting to

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

4.25%, a change in the language in its announcement of the increase convinced some analysts that the credit tightening campaign might be nearing completion.A lower-than-expected GDP growth rate of 1.7% for the fourth quarter of 2005 appeared to lend credence to this view.

Fears of an economic slowdown soon dissipated in January, however, when the unemployment rate slid to 4.7%, a multi-year low.As expected, the Fed raised the federal funds rate to 4.5% at its January meeting, indicating in its statement that "some further policy firming may be needed…."This language was widely viewed as an attempt to give the new Fed Chairman, Ben Bernanke, flexibility to set his own course.

The employment report for February showed a better-than-expected increase of 243,000 workers, helping to alleviate any lingering concerns that the Gulf Coast hurricanes and high energy prices might trigger an economic slowdown. In addition, despite higher short-term interest rates and new signs of sustained economic growth, longer-term interest rates remained surprisingly stable, causing the Treasury yield curve to flatten substantially. At times during the first quarter of 2006, the yield curve inverted, a phenomenon that in the past had been considered a harbinger of recession.

By the end of March, however, it has become apparent that fears of a slowdown probably were overblown, and the inversion of the yield curve was more likely a result of robust demand for U.S. Treasury securities from overseas investors seeking competitive yields from high-quality notes and bonds. Accordingly, few investors were surprised when the Fed implemented its fifteenth consecutive increase in the federal funds rate, driving it to 4.75% in late March. Indeed, it later was announced that the initial estimate of annualized first-quarter GDP growth was a robust 4.8% .

The U.S. Treasury securities yield curve began to steepen in April when new economic data suggested that the economy might be stronger than many analysts previously expected. Despite some slowing in the housing market, low unemployment, strong consumer confidence and brisk retail sales suggested that the economy continued to grow at a relatively brisk pace.

In this environment, most investors have focused primarily on securities at the shorter-end of the money market maturity spectrum. We have maintained a similar strategy, generally keeping the fund's weighted average maturity shorter than industry averages.

What is the fund's current strategy?

On May 10, after the close of the reporting period, the Fed raised the federal funds rate to 5% and indicated that economic growth was expected to moderate to a more sustainable pace. In addition, several members of the Federal Open Market Committee have indicated that they feel monetary policy is now in the neutral range, and further changes in interest rates are likely to depend on prevailing economic data. A substantial slowdown in economic growth could preclude further rate increases, but additional gains in global commodity prices might make the Fed more inclined to tighten more aggressively to forestall inflationary pressures. Accordingly, while we have maintained the fund's relatively short weighted average maturity, we are prepared to adjust our strategy when we become convinced that short-term interest rates have peaked.

May 15, 2006

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1] Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.

The Fund 5

UNDERSTANDING YOUR FUND'S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial adviser.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Government Money Market Fund from November 1, 2005 to April 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2006

Expenses paid per $1,000 †	$ 1.50
Ending value (after expenses)	$1,020.30

COMPARING YOUR FUND'S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2006

Expenses paid per $1,000 †	$ 1.51
Ending value (after expenses)	$1,023.31

† Expenses are equal to the fund's annualized expense ratio of .30%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS April 30, 2006 (Unaudited)
	Annualized
	Yield on
	Date of	Principal
U.S. Government Agencies—68.4%	Purchase (%)	Amount ($)	Value ($)

Federal Home Loan Bank System
5/10/06	4.65	10,000,000 [a]	9,999,898
5/17/06	4.72	40,000,000	39,916,445
6/14/06	4.81	40,000,000	39,766,800
Federal National Mortgage Association
6/21/06	4.80	30,000,000	29,798,550
Total U.S. Government Agencies
(cost $119,481,693)			119,481,693

Repurchase Agreements—32.2%

Barclays Financial LLC
dated 4/28/2006, due 5/1/2006
in the amount of $13,004,983
(fully collateralized by $12,699,000
U.S. Treasury Notes, 6%,
due 8/15/2009,
value $13,260,724)	4.60	13,000,000	13,000,000
Citigroup Global Markets Holdings Inc.
dated 4/28/2006, due 5/1/2006
in the amount of $21,008,330
(fully collateralized by $21,085,000
Federal Home Loan Bank System,
Bonds, 4.80%, due 5/2/2008,
value $21,421,657)	4.76	21,000,000	21,000,000
Credit Suisse (USA) Inc.
dated 4/28/2006, due 5/1/2006
in the amount of $21,008,243
(fully collateralized by $22,045,000
U.S. Treasury Notes, 3.625%,
due 7/15/2009,
value $21,423,206)	4.71	21,000,000	21,000,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized
	Yield on
	Date of	Principal
Repurchase Agreements (continued)	Purchase (%)	Amount ($)	Value ($)

Goldman, Sachs & Co.
dated 4/28/2006, due 5/1/2006
in the amount of $1,300,503
(fully collateralized by $1,327,000
U.S. Treasury Notes, 2.875%,
due 11/30/2006, value $1,326,441)	4.64	1,300,000	1,300,000
Total Repurchase Agreements
(cost $56,300,000)			56,300,000

Total Investments (cost $175,781,693)		100.6%	175,781,693

Liabilities, Less Cash and Receivables		(.6%)	(1,019,788)

Net Assets		100.0%	174,761,905

a Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited) †
	Value (%)		Value (%)

U.S. Government Agencies	68.4	Repurchase Agreements	32.2
			100.6

† Based on net assets. See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES April 30, 2006 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—
See Statement of Investments (including
Repurchase Agreements of $56,300,000)—Note 1(b)	175,781,693	175,781,693
Interest receivable		124,391
		175,906,084

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		32,964
Cash overdraft due to Custodian		479,066
Dividend payable		632,149
		1,144,179

Net Assets ($)		174,761,905

Composition of Net Assets ($):
Paid-in capital		174,802,789
Accumulated net realized gain (loss) on investments		(40,884)

Net Assets ($)		174,761,905

Shares Outstanding
(2 billion shares of $.001 par value Capital Stock authorized)		174,802,789
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS Six Month Ended April 30, 2006 (Unaudited)
Investment Income ($):
Interest Income	4,029,600
Expenses:
Management fee—Note 3(a)	138,530
Shareholder servicing costs—Note 3(b)	138,530
Total Expenses	277,060
Investment Income—Net	3,752,540

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	1,747
Net Increase in Net Assets Resulting from Operations	3,754,287

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

[a] Annualized. See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Government Money Market Fund (the "fund") is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering sixteen series including the fund.The fund's investment objective is to seek a high level of current income consistent with stability of principal and conservative investment risk by investing principally in high quality money market instruments issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Dreyfus Corporation (the "Manager" or "Dreyfus") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial"). Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

The fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund's investments.

It is the fund's policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund's holding period.This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period.The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counter party default, the fund has the right to use the collateral to offset losses incurred.There is potential loss to the fund in the event the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights.The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code").To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

14

The fund has an unused capital loss carryover of $42,631 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2005. If not applied, $10,982 of the carryover expires in fiscal 2006 and $31,649 expires in fiscal 2007.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2005, were all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At April 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended April 30, 2006, the fund did not borrow under the line of credit.

NOTE 3—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an Investment Management Agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .15% of the value of the fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, shareholder servicing fees and expenses, fees and expenses of non-interested

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Directors (including counsel fees). Each Director receives $45,000 per year, plus $6,000 for each joint Board meeting of the Company, The Dreyfus/Laurel Tax-Free Municipal Funds, and the Dreyfus/Laurel Funds Trust (collectively, the "Dreyfus/Laurel Funds") attended, $2,000 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $1,500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out of pocket expenses.With respect to the Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts).With respect to compensation committee meetings, the Chair of the compensation committee receives $900 per meeting and, with respect to audit committee meetings, the Chair of the audit committee receives $1,350 per meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund, the $2,000 or $1,500 fee, as applicable, will be allocated between the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund. These fees and expenses are allocated to each series based on net assets. Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Directors.

(b) Under the Shareholder Servicing Plan (the "Plan"), the fund may pay up to .15% of the value of the average daily net assets annually to compensate certain banks, brokers, dealers or other financial institutions for shareholder services. During the period ended April 30, 2006, the fund was charged $138,530 pursuant to the Plan.

16

Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Directors who are not "interested persons" of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plan.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $16,482 and shareholder services plan fees $16,482.

The Fund 17

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S I N V E S T M E N T MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund's Board of Directors held on February 1 and

2, 2006, the Board considered the re-approval for an annual period of the fund's Investment Management Agreement ("Management Agreement"), pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager's representatives reviewed the fund's distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager's representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager's corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund's distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund's asset size.

The Board members also considered the Manager's research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager's extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund's Performance and Management Fee and Expense Ratio. The Board members reviewed the fund's performance and placed significant emphasis on comparisons to a group of institutional U.S. Government money market funds (the "Performance

18

Group") and to a larger universe of funds, consisting of all institutional U.S. Government money market funds (the "Performance Universe") selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons for various periods ended November 30, 2005, and noted that the fund's total return performance was generally higher than the Performance Group and Performance Universe medians for each of the periods. The Manager also provided the Board with the fund's total return performance and the quartile, percentile and rank of the fund's total return within its Lipper category (as provided by Lipper) for periods ended December 31, 2005, which were generally consistent with the November 30, 2005 relative total returns.

The Board members also discussed the fund's management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the "Expense Group") and a broader group of funds (the "Expense Universe"), each selected and provided by Lipper. Noting the fund's "unitary fee structure", the Board members noted that the fund's management fee and expense ratio were lower than their respective Expense Group and Expense Universe medians.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund's Lipper category (the "Similar Funds").They also noted that there were no other accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.The Manager's representatives also reviewed the costs associated with distribution through interme-diaries.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the Manager's per-

The Fund 19

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

formance and the services provided, noting the fund's "unitary fee" structure. The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund's management fee. The Board acknowledged that differences in fees paid by the Similar Funds seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. The Manager's representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager's approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors. The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund's portfolio.

It was noted that the Board members should consider the Manager's profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund's assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the

20

profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund's Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund's performance.
  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative perfor- mance, expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund's Management Agreement was in the best interests of the fund and its shareholders and that the Management Agreement would be renewed through April 4, 2007.

The Fund 21

For More	Information

Dreyfus Institutional	Transfer Agent &
Government Money	Dividend Disbursing Agent
Market Fund	Dreyfus Transfer, Inc.
200 Park Avenue	200 Park Avenue
New York, NY 10166	New York, NY 10166
Manager	Distributor
The Dreyfus Corporation	Dreyfus Service Corporation
200 Park Avenue	200 Park Avenue
New York, NY 10166	New York, NY 10166
Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone 1-800-645-6561
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation 0919SA0406

Dreyfus Institutional Prime Money Market Fund

SEMIANNUAL REPORT April 30, 2006

Save time. Save paper. View your next shareholder report online as soon as it's available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It's simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund's Expenses
6	Comparing Your Fund's Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
19	Information About the Review
and Approval of the Fund's
Investment Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Institutional Prime Money Market Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Institutional Prime Money Market Fund, covering the six-month period from November 1, 2005, through April 30, 2006.

Since June 2004, the Federal Reserve Board (the "Fed") has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. Recently, Fed Chairman Ben Bernanke suggested that the Fed may soon pause to assess current economic data and evaluate the impact of its credit tightening campaign. In our view, the Fed's efforts so far have largely been successful: the economy has grown at a moderate pace, the unemployment rate has dropped to multi-year lows, corporate profits have risen, and inflation has remained low despite volatile energy prices.

However, the financial markets are more likely to be influenced not by what the Fed already has accomplished, but by investors' expectations of what is to come, including the Fed's decision to increase interest rates further, maintain them at current levels or reduce them to stimulate future growth. We believe that this decision will depend largely on the outlook for core inflation in 2007.The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures build in an expanding economy, the Fed may choose to resume tightening later this year.

For information about how the fund performed, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund's portfolio manager.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter Chairman and Chief Executive Officer The Dreyfus Corporation May 15, 2006

2

DISCUSSION OF FUND PERFORMANCE

Patricia A. Larkin, Senior Portfolio Manager

How did Dreyfus Institutional Prime Money Market Fund perform during the period?

For the six-month period ended April 30, 2006, Dreyfus Institutional Prime Money Market Fund produced a 4.13% annualized yield and, after taking into account the effects of compounding, an annualized effective yield of 4.21% .1

What is the fund's investment approach?

The fund seeks a high level of current income consistent with the stability of principal.To pursue its goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities, including: securities issued or guaranteed by the U.S. government or its agencies and instrumentalities; certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by U.S. or foreign banks or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest.

What other factors influenced the fund's performance?

When the reporting period began, the financial markets had already begun to recover from the aftermath of the Gulf Coast hurricanes. Although oil prices had spiked to more than $70 per barrel, the Federal Reserve Board (the "Fed") defied many analysts' expectations and, instead of pausing to assess the hurricanes' damage to the U.S. economy, implemented its eleventh consecutive rate hike since June 2004, increasing the federal funds rate to 3.75% at its September meeting.

By the time the Fed next raised interest rates in early November, the move was widely expected, especially after the announcement that U.S. GDP had expanded at a 4.3% annualized rate during the third

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

quarter of 2005. December saw a decline in the unemployment rate to 4.9%, confirming that the U.S. economy remained on solid footing. However, when the Fed raised rates to 4.25% at its December meeting, a change in the language of its accompanying announcement convinced many investors that the credit tightening campaign might be nearing completion.A lower-than-expected GDP growth rate of 1.7% for the fourth quarter of 2005 appeared to lend credence to this view.

Fears of an economic slowdown soon dissipated in January, however, when the unemployment rate slid to 4.7%, a multi-year low.As expected, the Fed raised the federal funds rate to 4.5% at its January meeting, indicating in its statement that "some further policy firming may be needed…."This language was widely viewed as an attempt to give the new Fed Chairman, Ben Bernanke, flexibility to set his own course.

The employment report for February showed a better-than-expected increase of 243,000 workers, helping to alleviate any lingering concerns that the Gulf Coast hurricanes and high energy prices might trigger an economic slowdown. In addition, despite new signs of sustained economic growth, longer-term interest rates remained surprisingly stable, causing the Treasury yield curve to flatten substantially. At times during the first quarter of 2006, the yield curve inverted, a phenomenon that in the past had been considered a harbinger of recession.

By the end of March, however, it had become apparent that fears of a slowdown were overblown, and the inversion of the yield curve was more likely a result of robust demand for U.S.Treasury securities from overseas investors.Accordingly, few investors were surprised when the Fed implemented its fifteenth consecutive increase in the federal funds rate, driving it to 4.75% in late March. Indeed, it later was announced that the initial estimate of annualized first-quarter GDP growth was a robust 4.8% .

The U.S. Treasury securities yield curve began to steepen in April when new economic data suggested that the economy might be stronger than many analysts previously expected. Despite some

4

slowing in the housing market, low unemployment, strong consumer confidence and brisk retail sales suggested that the economy continued to grow at a relatively brisk pace.

In this environment, most investors have focused primarily on securities at the shorter-end of the money market maturity spectrum. We have maintained a similar strategy, generally keeping the fund's weighted average maturity shorter than industry averages.

What is the fund's current strategy?

On May 10, after the close of the reporting period, the Fed raised the federal funds rate to 5% and indicated that economic growth was expected to moderate to a more sustainable pace. In addition, several members of the Federal Open Market Committee have indicated that they feel monetary policy is now in the neutral range, and further changes in interest rates are likely to depend on prevailing economic data. A substantial slowdown in economic growth could preclude further rate increases, but additional gains in global commodity prices might make the Fed more inclined to tighten more aggressively to forestall inflationary pressures. Accordingly, while we have maintained the fund's relatively short weighted average maturity, we are prepared to adjust our strategy when we become convinced that short-term interest rates have peaked.

May 15, 2006

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1] Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.

The Fund 5

UNDERSTANDING YOUR FUND'S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial adviser.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Prime Money Market Fund from November 1, 2005 to April 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2006

Expenses paid per $1,000 †	$ 1.50
Ending value (after expenses)	$1,020.70

COMPARING YOUR FUND'S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2006

Expenses paid per $1,000 †	$ 1.51
Ending value (after expenses)	$1,023.31

† Expenses are equal to the fund's annualized expense ratio of .30%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS April 30, 2006 (Unaudited)
	Principal
Negotiable Bank Certificates of Deposit—5.9%	Amount ($)	Value ($)

Bank of the West
4.93%, 6/30/06	10,000,000	10,000,000
First Tennessee Bank N.A. Memphis
4.90%, 6/28/06	10,000,000	10,000,000
Total Negotiable Bank Certificates Of Deposit
(cost $20,000,000)		20,000,000

Commercial Paper—56.7%

Abbey National North America LLC
4.79%, 5/8/06	10,000,000	9,990,735
Bank of America Corp.
5.02%, 6/28/06	10,000,000	9,919,815
CBA (Delaware) Finance Inc.
4.92%, 6/30/06	10,000,000	9,919,000
Cullinan Finance Ltd.
4.93%, 6/29/06	15,000,000 [a]	14,880,279
Daimler Chrysler Revolving Auto Conduit LLC
4.93%, 6/28/06	15,000,000	14,882,308
Deutsche Bank Financial LLC
4.82%, 5/1/06	10,000,000	10,000,000
Dexia Delaware LLC
4.92%, 6/27/06	7,100,000	7,045,366
HBOS Treasury Services PLC
4.92%, 6/30/06	10,000,000	9,919,000
HSH Nordbank AG
4.93%, 6/30/06	15,000,000 [a]	14,878,250
Intesa Funding LLC
4.78%, 5/9/06	10,000,000	9,989,422
Landesbank Baden-Wuerttemberg
4.79%, 5/8/06	10,000,000	9,990,725
Mont Blanc Capital Corp.
4.79%, 5/8/06	10,000,000 [a]	9,990,725
Prudential Funding LLC
4.83%, 5/1/06	10,000,000	10,000,000
Societe Generale N.A. Inc.
4.92%, 6/30/06	10,000,000	9,919,083
Solitaire Funding Ltd.
4.93%, 6/22/06	10,000,000 [a]	9,929,656
UBS Finance Delaware LLC
4.82%, 5/1/06	10,000,000	10,000,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

Variable Funding Capital Company, LLC
4.78%, 5/8/06	10,000,000 [a]	9,990,744
Yorktown Capital, LLC
4.79%, 5/8/06	10,000,000 [a]	9,990,725
Total Commercial Paper
(cost $191,235,833)		191,235,833

Corporate Notes—3.0%

Wells Fargo & Co.
4.81%, 6/12/06
(cost $10,001,582)	10,000,000 [b]	10,001,582

Short-Term Bank Notes—3.0%

Washington Mutual Bank
4.96%, 5/26/06
(cost $10,000,000)	10,000,000 [b]	10,000,000

Time Deposits—3.0%

Key Bank U.S.A., N.A. (Grand Cayman)
4.85%, 5/1/06
(cost $10,000,000)	10,000,000	10,000,000

Repurchase Agreements—28.8%

Citigroup Global Markets Holdings Inc.
4.76%, dated 4/28/2006, due 5/1/2006 in the
amount of $40,015,867 (fully collateralized
by $40,160,000 Federal Home Loan Bank
System, Bonds, 4.80%, due 5/2/2008,
value $40,801,221)	40,000,000	40,000,000
Credit Suisse (USA) Inc.
4.78%, dated 4/28/2006, due 5/1/2006 in the
amount of $40,015,933 (fully collateralized
by $75,209,000 U.S. Treasury Strips,
due 8/15/2011-8/15/2022, value
$40,801,387)	40,000,000	40,000,000

8

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)

Goldman, Sachs & Co.
4.70%, dated 4/28/2006, due 5/1/2006 in the
amount of $17,006,658 (fully collateralized
by $17,305,000 Federal Home Loan Bank
System, Bonds, 5.375%, due 2/23/2011,
value $17,343,155)	17,000,000	17,000,000
Total Repurchase Agreements
(cost $97,000,000)		97,000,000

Total Investments (cost $338,237,415)	100.4%	338,237,415

Liabilities, Less Cash and Receivables	(.4%)	(1,194,086)

Net Assets	100.0%	337,043,329

[a] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities amounted to $69,660,379 or 20.7% of net assets.
[b] Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Banking	50.9	Asset-Backed/Structured
Repurchase Agreements	28.8	Investment Vehicles	4.4
Asset-Backed/Multi-Seller Programs	5.9	Asset-Backed Certificates	3.0
Asset Backed/Single Seller	4.4	Insurance	3.0
			100.4

† Based on net assets. See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES April 30, 2006 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement of
Investments (including Repurchase Agreements
of $97,000,000)—Note 1(b)	338,237,415	338,237,415
Interest receivable		204,696
		338,442,111

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		66,730
Cash overdraft due to Custodian		10,988
Dividend payable		1,321,064
		1,398,782

Net Assets ($)		337,043,329

Composition of Net Assets ($):
Paid-in capital		337,043,540
Accumulated net realized gain (loss) on investments		(211)

Net Assets ($)		337,043,329

Shares Outstanding
(2 billion shares of $.001 par value Capital Stock authorized)		337,043,540
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

10

STATEMENT OF OPERATIONS Six Months Ended April 30, 2006 (Unaudited)
Investment Income ($):
Interest Income	7,035,725
Expenses:
Management fee—Note 3(a)	237,347
Shareholder servicing costs—Note 3(b)	237,346
Total Expenses	474,693
Investment Income—Net, representing net increase in
net assets resulting from operations	6,561,032

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2006	Year Ended
	(Unaudited)	October 31, 2005

Operations ($):
Investment income—net	6,561,032	10,338,944
Net realized gain (loss) on investments	—	(211)
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,561,032	10,338,733

Dividends to Shareholders from ($):
Investment income—net	(6,561,032)	(10,344,206)

Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	1,200,737,939	3,044,637,478
Dividends reinvested	344,594	793,476
Cost of shares redeemed	(1,168,815,819)	(3,233,102,830)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	32,266,714	(187,671,876)
Total Increase (Decrease) in Net Assets	32,266,714	(187,677,349)

Net Assets ($):
Beginning of Period	304,776,615	492,453,964
End of Period	337,043,329	304,776,615

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

[a] Annualized. See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Prime Money Market Fund (the "fund") is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the "Company"), which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering sixteen series including the fund.The fund's investment objective is to seek a high level of current income consistent with stability of principal. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial"). Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

The fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund's investments.

It is the fund's policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Cost of investments represents amortized cost.

14

The fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund's holding period.This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period.The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counterparty default, the fund has the right to use the collateral to offset losses incurred. There is potential loss to the fund in the event the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights. The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code").To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an unused capital loss carryover of $211 available to be applied against future net securities profits, if any, realized subsequent to October 31, 2005. If not applied, the carryover expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2005 were all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At April 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended April 30, 2006, the fund did not borrow under the line of credit.

NOTE 3—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an Investment Management Agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .15% of the value of the fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, shareholder servicing fees and expenses, fees and expenses of non-interested

16

Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Directors (including counsel fees). Each Director receives $45,000 per year, plus $6,000 for each joint Board meeting of the Company, The Dreyfus/Laurel Tax-Free Municipal Funds, and The Dreyfus/Laurel Funds Trust (collectively, the "Dreyfus/Laurel Funds") attended, $2,000 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $1,500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses.With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). With respect to compensation committee meetings, the Chair of the compensation committee receives $900 per meeting and, with respect to audit committee meetings, the Chair of the audit committee receives $1,350 per meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund, the $2,000 or $1,500 fee, as applicable, will be allocated between the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund. These fees and expenses are allocated to each series based on net assets. Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Directors.

(b) Under the Shareholder Servicing Plan (the "Plan"), the fund may pay up to .15% of the value of the average daily net assets annually to compensate certain banks, brokers, dealers or other financial institutions for shareholder services. During the period ended April 30, 2006, the fund was charged $237,346 pursuant to the Plan.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Directors who are not "interested persons" of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plan.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $33,365 and shareholder servicing plan fees $33,365.

18

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund's Board of Directors held on February 1 and

2, 2006, the Board considered the re-approval for an annual period of the fund's Investment Management Agreement ("Management Agreement"), pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager's representatives reviewed the fund's distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager's representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager's corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund's distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund's asset size.

The Board members also considered the Manager's research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager's extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund's Performance and Management Fee and Expense Ratio. The Board members reviewed the fund's performance and placed significant emphasis on comparisons to a group of institutional money market funds (the "Performance Group") and to a

The Fund 19

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

larger universe of funds, consisting of all institutional money market funds (the "Performance Universe") selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons for various periods ended November 30, 2005, and noted that the fund's total return performance was higher than the Performance Group and Performance Universe medians for each of the periods.The Manager also provided the Board with the fund's total return performance and the quartile, percentile and rank of the fund's total return within its Lipper category (as provided by Lipper) for periods ended December 31, 2005, which were generally consistent with the November 30, 2005 relative total returns.

The Board members also discussed the fund's management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the "Expense Group") and a broader group of funds (the "Expense Universe"), each selected and provided by Lipper. Noting the fund's "unitary fee structure", the Board members noted that the fund's management fee and expense ratio were lower than their respective Expense Group and Expense Universe medians.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund's Lipper category (the "Similar Funds").They also noted that there were no other accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.The Manager's representatives also reviewed the costs associated with distribution through interme-diaries.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the Manager's performance and the services provided, noting the fund's "unitary fee" structure. The Board members considered the relevance of the fee

20

information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund's management fee. The Board acknowledged that differences in fees paid by the Similar Funds seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. The Manager's representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager's approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the recent decline in assets, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund's portfolio.

It was noted that the Board members should consider the Manager's profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund's assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges deter-

The Fund 21

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

mined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund's Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund's performance.
  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative perfor- mance, expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund's Management Agreement was in the best interests of the fund and its shareholders and that the Management Agreement would be renewed through April 4, 2007.

22

NOTES

For More Information

Telephone 1-800-645-6561
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation 0922SA0406

Dreyfus Institutional U.S. Treasury Money Market Fund

SEMIANNUAL REPORT April 30, 2006

Save time. Save paper. View your next shareholder report online as soon as it's available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It's simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund's Expenses
6	Comparing Your Fund's Expenses
With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
12	Notes to Financial Statements
17	Information About the Review
and Approval of the Fund's
Investment Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Institutional U.S. Treasury Money Market Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Institutional U.S. Treasury Money Market Fund, covering the six-month period from November 1, 2005, through April 30, 2006.

Since June 2004, the Federal Reserve Board (the "Fed") has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. Recently, Fed Chairman Ben Bernanke suggested that the Fed may soon pause to assess current economic data and evaluate the impact of its credit tightening campaign. In our view, the Fed's efforts so far have largely been successful: the economy has grown at a moderate pace, the unemployment rate has dropped to multi-year lows, corporate profits have risen, and inflation has remained low despite volatile energy prices.

However, the financial markets are more likely to be influenced not by what the Fed already has accomplished, but by investors' expectations of what is to come, including the Fed's decision to increase interest rates further, maintain them at current levels or reduce them to stimulate future growth. We believe that this decision will depend largely on the outlook for core inflation in 2007.The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures build in an expanding economy, the Fed may choose to resume tightening later this year.

For information about how the fund performed, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund's portfolio manager.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter Chairman and Chief Executive Officer The Dreyfus Corporation May 15, 2006

2

DISCUSSION OF FUND PERFORMANCE

Patricia A. Larkin, Senior Portfolio Manager

How did Dreyfus Institutional U.S. Treasury Money Market Fund perform during the period?

For the six-month period ended April 30, 2006, Dreyfus Institutional U.S.Treasury Money Market Fund produced a 3.93% annualized yield and, after taking into account the effects of compounding, an annualized effective yield of 4.00% .1

What is the fund's investment approach?

The fund seeks a high level of current income consistent with stability of principal and conservative investment risk.To pursue this goal, the fund invests exclusively in a portfolio of direct obligations of U.S.Treasury as well as repurchase agreements that are secured by U.S.Treasuries.

What other factors influenced the fund's performance?

When the reporting period began, the financial markets had already begun to recover from the Gulf Coast hurricanes. Although oil prices had spiked to more than $70 per barrel, the Federal Reserve Board (the "Fed") defied many analysts' expectations and, instead of pausing to assess the hurricanes' damage to the U.S. economy, implemented its eleventh consecutive rate hike since June 2004, increasing the federal funds rate to 3.75% at its September meeting.

By the time the Fed next raised interest rates in early November, the move was widely expected, especially after the announcement that U.S. GDP had expanded at a 4.3% annualized rate during the third quarter of 2005. December saw a decline in the unemployment rate to 4.9%, confirming that the U.S. economy remained on solid footing. However, when the Fed raised rates to 4.25% at its December meeting, a change in its accompanying announcement convinced many investors that the credit tightening campaign might be nearing completion. A lower-than-expected GDP growth rate of 1.7% for the fourth quarter of 2005 appeared to lend credence to this view.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Fears of an economic slowdown soon dissipated in January, however, when the unemployment rate slid to 4.7%, a multi-year low. As expected, the Fed raised the federal funds rate to 4.5% at its January meeting, indicating in its statement that "some further policy firming may be needed…."

The employment report for February showed a better-than-expected increase of 243,000 workers, helping to alleviate any lingering concerns that the Gulf Coast hurricanes and high energy prices might trigger an economic slowdown. In addition, despite new signs of sustained economic growth, longer-term interest rates remained surprisingly stable, causing the Treasury yield curve to flatten substantially. At times during the first quarter of 2006, the yield curve inverted, a phenomenon that in the past had been considered a harbinger of recession.

By the end of March, however, it had become apparent that fears of a slowdown were overblown, and the inversion of the yield curve was more likely a result of robust demand for U.S.Treasury securities from overseas investors.Accordingly, few investors were surprised when the Fed implemented its fifteenth consecutive increase in the federal funds rate, driving it to 4.75% in late March. Indeed, it later was announced that the initial estimate of annualized first-quarter GDP growth was a robust 4.8% .

The U.S. Treasury securities yield curve began to steepen in April when new economic data suggested that the economy might be stronger than many analysts previously expected. Despite some slowing in the housing market, low unemployment, strong consumer confidence and brisk retail sales suggested that the economy continued to grow at a relatively brisk pace.

In this environment, most investors have focused primarily on securities at the shorter-end of the money market maturity spectrum. We have maintained a similar strategy, generally keeping the fund's weighted average maturity shorter than industry averages.

4

What is the fund's current strategy?

On May 10, after the close of the reporting period, the Fed raised the federal funds rate to 5% and indicated that economic growth was expected to moderate to a more sustainable pace. In addition, several members of the Federal Open Market Committee have indicated that they feel monetary policy is now in the neutral range, and further changes in interest rates are likely to depend on prevailing economic data. A substantial slowdown in economic growth could preclude further rate increases, but additional gains in global commodity prices might make the Fed more inclined to tighten more aggressively to forestall inflationary pressures. Accordingly, while we have maintained the fund's relatively short weighted average maturity, we are prepared to adjust our strategy when we become convinced that short-term interest rates have peaked.

May 15, 2006

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1] Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.

The Fund 5

UNDERSTANDING YOUR FUND'S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial adviser.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional U.S.Treasury Money Market Fund from November 1, 2005 to April 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2006

Expenses paid per $1,000 †	$ 1.50
Ending value (after expenses)	$1,019.60

COMPARING YOUR FUND'S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2006

Expenses paid per $1,000 †	$ 1.51
Ending value (after expenses)	$1,023.31

† Expenses are equal to the fund's annualized expense ratio of .30%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS April 30, 2006 (Unaudited)
	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills—39.0%	Purchase (%)	Amount ($)	Value ($)

5/11/06
(cost $99,878,056)	4.40	100,000,000	99,878,056

U.S. Treasury Notes—23.4%

5/15/06
(cost $59,999,685)	4.52	60,000,000	59,999,685

Repurchase Agreements—37.3%

Citigroup Global Markets Holdings Inc.
dated 4/28/2006, due 5/1/2006 in the
amount of $38,014,630 (fully collateralized
by $58,006,486 U.S. Treasury Strips, due
8/15/2013-8/15/2017, value $38,760,000)	4.62	38,000,000	38,000,000
Credit Suisse (USA) Inc.
dated 4/28/2006, due 5/1/2006 in the
amount of $38,014,915 (fully collateralized
by $39,885,000 U.S. Treasury Notes, 3.625%,
due 7/15/2009, value $38,760,016)	4.71	38,000,000	38,000,000
Goldman, Sachs & Co.
dated 4/28/2006, due 5/1/2006 in the
amount of $19,507,540 (fully collateralized
by $20,353,000 U.S. Treasury Bills,
due 10/19/2006, value $19,890,376)	4.64	19,500,000	19,500,000
Total Repurchase Agreements
(cost $95,500,000)			95,500,000

Total Investments (cost $255,377,741)		99.7%	255,377,741

Cash and Receivables (Net)		.3%	678,871

Net Assets		100.0%	256,056,612

Portfolio Summary (Unaudited) †
	Value (%)		Value (%)

U.S. Treasury	62.4	Repurchase Agreements	37.3
			99.7

† Based on net assets. See notes to financial statements.

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES April 30, 2006 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities-See Statement
of Investments (including Repurchase
Agreements of $95,500,000)—Note1(b)	255,377,741	255,377,741
Cash		472,318
Interest receivable		1,317,264
		257,167,323

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		73,470
Dividend payable		1,037,241
		1,110,711

Net Assets ($)		256,056,612

Composition of Net Assets ($):
Paid-in capital		256,062,186
Accumulated net realized gain (loss) on investments		(5,574)

Net Assets ($)		256,056,612

Shares Outstanding
(2 billion shares of $.001 par value Capital Stock authorized)		256,062,186
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

8

STATEMENT OF OPERATIONS Six Month Ended April 30, 2006 (Unaudited)
Investment Income ($):
Interest Income	5,773,527
Expenses:
Management fee—Note 3(a)	204,146
Shareholder servicing costs—Note 3(b)	204,146
Total Expenses	408,292
Investment Income—Net	5,365,235

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(4,518)
Net Increase in Net Assets Resulting from Operations	5,360,717

See notes to financial statements.

The Fund 9

STATEMENT OF CHANGES IN NET ASSETS

See notes to financial statements.
10

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

[a] Annualized. See notes to financial statements.

The Fund 11

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional U.S.Treasury Money Market Fund (the "fund") is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering sixteen series including the fund.The fund's investment objective is to seek a high level of current income consistent with stability of principal and conservative investment risk by investing in direct obligations of the U.S.Treasury and repurchase agreements secured by such oblig-ations.The Dreyfus Corporation (the "Manager" or "Dreyfus") serves as the fund's investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial"). Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

The fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund's investments.

It is the fund's policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest

12

income, adjusted for accretion of discount and amortization of premium on investments is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund's holding period.This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period.The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counter party default, the fund has the right to use the collateral to offset losses incurred.There is potential loss to the fund in the event the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights.The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code").To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro-

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund has an unused capital loss carryover of $1,056 available to be applied against future net securities profits, if any, realized subsequent to October 31, 2005. If not applied, the carryover expires in fiscal 2012.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2005 were all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At April 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended April 30, 2006, the fund did not borrow under the line of credit.

NOTE 3—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an Investment Management Agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .15% of the value of the fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, shareholder

14

servicing fees and expenses, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Directors (including counsel fees). Each Director receives $45,000 per year, plus $6,000 for each joint Board meeting of the Company, The Dreyfus/Laurel Tax-Free Municipal Funds, and the Dreyfus/Laurel Funds Trust (collectively, the "Dreyfus/Laurel Funds") attended, $2,000 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $1,500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out of pocket expenses.With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). With respect to compensation committee meetings the Chair of the compensation committee receives $900 per meeting and, with respect to audit committee meetings, the Chair of the audit committee receives $1,350 per meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund, the $2,000 or $1,500 fee, as applicable, will be allocated between the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund. These fees and expenses are allocated to each series based on net assets. Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Directors.

(b) Under the Shareholder Servicing Plan (the "Plan"), the fund may pay up to .15% of the value of the average daily net assets to compensate certain banks, brokers, dealers or other financial institutions for shareholder services. During the period ended April 30, 2006, the fund was charged $204,146 pursuant to the Plan.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Directors who are not "interested persons" of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plan.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $36,735 and shareholder services plan fees $36,735.

16

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund's Board of Directors held on February 1 and

2, 2006, the Board considered the re-approval for an annual period of the fund's Investment Management Agreement ("Management Agreement"), pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager's representatives reviewed the fund's distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager's representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager's corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund's distribution channels.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund's asset size.

The Board members also considered the Manager's research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager's extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund's Performance and Management Fee and Expense Ratio. The Board members reviewed the fund's performance and placed significant emphasis on comparisons to a group of institutional U.S. Treasury money market funds (the "Performance

The Fund 17

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

Group") and to a larger universe of funds, consisting of all institutional U.S. Treasury money market funds (the "Performance Universe") selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons for various periods ended November 30, 2005, and noted that the fund's total return performance was higher than the Performance Group and Performance Universe medians for each of the periods.The Manager also provided the Board with the fund's total return performance and the quartile, percentile and rank of the fund's total return within its Lipper category (as provided by Lipper) for periods ended December 31, 2005, which were generally consistent with the November 30, 2005 relative total returns.

The Board members also discussed the fund's management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the "Expense Group") and a broader group of funds (the "Expense Universe"), each selected and provided by Lipper. Noting the fund's "unitary fee structure", the Board members noted that the fund's management fee and expense ratio were lower than their respective Expense Group and Expense Universe medians.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund's Lipper category (the "Similar Funds").They also noted that there were no other accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.The Manager's representatives also reviewed the costs associated with distribution through interme-diaries.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the Manager's per-

18

formance and the services provided, noting the fund's "unitary fee" structure. The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund's management fee. The Board acknowledged that differences in fees paid by the Similar Funds seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. The Manager's representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager's approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the recent decline in assets, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund's portfolio.

It was noted that the Board members should consider the Manager's profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund's

The Fund 19

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund's Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund's performance.
  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative perfor- mance, expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund's Management Agreement was in the best interests of the fund and its shareholders and that the Management Agreement would be renewed through April 4, 2007.

20

For More Information

Dreyfus Institutional	Transfer Agent &
U.S. Treasury	Dividend Disbursing Agent
Money Market Fund	Dreyfus Transfer, Inc.
200 Park Avenue	200 Park Avenue
New York, NY 10166	New York, NY 10166

Manager	Distributor
The Dreyfus Corporation	Dreyfus Service Corporation
200 Park Avenue	200 Park Avenue
New York, NY 10166	New York, NY 10166
Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone 1-800-645-6561
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation 0930SA0406

Dreyfus Money Market Reserves

SEMIANNUAL REPORT April 30, 2006

Save time. Save paper. View your next shareholder report online as soon as it's available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It's simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund's Expenses
6	Comparing Your Fund's Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
15	Notes to Financial Statements
20	Information About the Review
and Approval of the Fund's
Investment Management Agreement
F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Money Market Reserves

The Fund

L E T T E R F R O M T H E C H A I R M A N

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Money Market Reserves, covering the six-month period from November 1, 2005, through April 30, 2006.

Since June 2004, the Federal Reserve Board (the "Fed") has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. Recently, Fed Chairman Ben Bernanke suggested that the Fed may soon pause to assess current economic data and evaluate the impact of its credit tightening campaign. In our view, the Fed's efforts so far have largely been successful: the economy has grown at a moderate pace, the unemployment rate has dropped to multi-year lows, corporate profits have risen, and inflation has remained low despite volatile energy prices.

However, the financial markets are more likely to be influenced not by what the Fed already has accomplished, but by investors' expectations of what is to come, including the Fed's decision to increase interest rates further, maintain them at current levels or reduce them to stimulate future growth.We believe that this decision will depend largely on the outlook for core inflation in 2007.The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures build in an expanding economy, the Fed may choose to resume tightening later this year.

For information about how the fund performed, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund's portfolio manager.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter Chairman and Chief Executive Officer The Dreyfus Corporation May 15, 2006

2

D I S C U S S I O N O F F U N D P E R F O R M A N C E

Patricia A. Larkin, Senior Portfolio Manager

How did Dreyfus Money Market Reserves perform during the period?

For the six-month period ended April 30, 2006, the fund's Investor shares produced an annualized yield of 3.75%, and its Class R shares produced an annualized yield of 3.95% .Taking into account the effects of compounding, the annualized effective yields for the fund's Investor shares and Class R shares were 3.81% and 4.02%, respectively.1

What is the fund's investment approach?

The fund seeks a high level of current income consistent with stability of principal.To pursue its goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities, including: securities issued or guaranteed by the U.S. government or its agencies and instrumentalities; certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches; repurchase agreements; asset-backed securities; domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest.

What other factors influenced the fund's performance?

When the reporting period began, the financial markets had already begun to recover from the aftermath of the Gulf Coast hurricanes. Although oil prices had spiked to more than $70 per barrel, the Federal Reserve Board (the "Fed") defied many analysts' expectations and, instead of pausing to assess the hurricanes' damage to the U.S. economy, implemented its eleventh consecutive rate hike since June 2004, increasing the federal funds rate to 3.75% at its September meeting.

By the time the Fed next raised interest rates in early November, the move was widely expected, especially after the announcement that U.S. GDP had expanded at a 4.3% annualized rate during the third

T h e F u n d 3

D I S C U S S I O N O F F U N D P E R F O R M A N C E (continued)

quarter of 2005. December saw a decline in the unemployment rate to 4.9%, confirming that the U.S. economy remained on solid footing. However, when the Fed raised rates to 4.25% at its December meeting, a change in the language of its accompanying announcement convinced many investors that the credit tightening campaign might be nearing completion.A lower-than-expected GDP growth rate of 1.7% for the fourth quarter of 2005 appeared to lend credence to this view.

Fears of an economic slowdown soon dissipated in January, however, when the unemployment rate slid to 4.7%, a multi-year low.As expected, the Fed raised the federal funds rate to 4.5% at its January meeting, indicating in its statement that "some further policy firming may be needed…."This language was widely viewed as an attempt to give the new Fed Chairman, Ben Bernanke, flexibility to set his own course.

The employment report for February showed a better-than-expected increase of 243,000 workers, helping to alleviate any lingering concerns that the Gulf Coast hurricanes and high energy prices might trigger an economic slowdown. In addition, despite new signs of sustained economic growth, longer-term interest rates remained surprisingly stable, causing the Treasury yield curve to flatten substantially.At times during the first quarter of 2006, the yield curve inverted, a phenomenon that in the past had been considered a harbinger of recession.

By the end of March, however, it had become apparent that fears of a slowdown were overblown, and the inversion of the yield curve was more likely a result of robust demand for U.S.Treasury securities from overseas investors.Accordingly, few investors were surprised when the Fed implemented its fifteenth consecutive increase in the federal funds rate, driving it to 4.75% in late March. Indeed, it later was announced that the initial estimate of annualized first-quarter GDP growth was a robust 4.8% .

The U.S.Treasury securities yield curve began to steepen in April when new economic data suggested that the economy might be stronger than many analysts previously expected. Despite some slowing in the housing market, low unemployment, strong consumer confidence and brisk retail sales suggested that the economy continued to grow at a relatively brisk pace.

4

In this environment, most investors have focused primarily on securities at the shorter-end of the money market maturity spectrum. We have maintained a similar strategy, generally keeping the fund's weighted average maturity shorter than industry averages.

What is the fund's current strategy?

On May 10, after the close of the reporting period, the Fed raised the federal funds rate to 5% and indicated that economic growth was expected to moderate to a more sustainable pace. In addition, several members of the Federal Open Market Committee have indicated that they feel monetary policy is now in the neutral range, and further changes in interest rates are likely to depend on prevailing economic data.A substantial slowdown in economic growth could preclude further rate increases, but additional gains in global commodity prices might make the Fed more inclined to tighten more aggressively to forestall inflationary pressures. Accordingly, while we have maintained the fund's relatively short weighted average maturity, we are prepared to adjust our strategy when we become convinced that short-term interest rates have peaked.

May 15, 2006

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1] Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.

T h e F u n d 5

UNDERSTANDING YOUR FUND'S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial adviser.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Money Market Reserves from November 1, 2005 to April 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2006
	Investor Shares	Class R Shares

Expenses paid per $1,000 †	$ 3.50	$ 2.50
Ending value (after expenses)	$1,018.70	$1,019.70

C O M P A R I N G Y O U R F U N D ' S E X P E N S E S W I T H T H O S E O F O T H E R F U N D S ( U n a u d i t e d )

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended April 30, 2006

	Investor Shares	Class R Shares

Expenses paid per $1,000 †	$ 3.51	$ 2.51
Ending value (after expenses)	$1,021.32	$1,022.32

† Expenses are equal to the fund's annualized expense ratio of .70% for Investor Shares and .50% for Class R shares; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

S TAT E M E N T O F I N V E S T M E N T S A p r i l 3 0 , 2 0 0 6 ( U n a u d i t e d )

T h e F u n d 7

	Principal
Negotiable Bank Certificates of Deposit—14.4%	Amount ($)	Value ($)

Bank of the West
4.92%, 6/30/06	20,000,000	20,000,000
First Tennessee Bank N.A. Memphis
4.90%, 6/28/06	16,000,000	16,000,000
Washington Mutual Bank
5.00%, 7/26/06	10,000,000 [a]	9,999,338
Wells Fargo Bank, NA
4.92%, 6/30/06	20,000,000	20,000,000
Total Negotiable Bank Certificates of Deposit
(cost $65,999,338)		65,999,338

Commercial Paper—53.0%

Abbey National North America LLC
4.79%, 5/8/06	15,000,000	14,986,102
ANZ (DE) Inc.
4.90%, 6/23/06	16,000,000	15,886,109
CBA (Delaware) Finance Inc.
4.92%, 6/30/06	20,000,000	19,838,000
Cullinan Finance Ltd.
4.90%, 6/22/06	20,000,000 [b]	19,860,178
Deutsche Bank Financial LLC
4.82%, 5/1/06	15,000,000	15,000,000
Goldman Sachs Group Inc.
4.83%, 5/25/06	10,000,000	10,000,000
HBOS Treasury Services PLC
4.92%, 6/30/06	15,000,000	14,878,500
HSH Nordbank AG
4.93%, 6/30/06	5,000,000 [b]	4,959,417
Intesa Funding LLC
4.78%, 5/9/06	15,000,000	14,984,133
Landesbank Baden-Wuerttemberg
4.79%, 5/8/06	16,000,000	15,985,160
Prudential Funding LLC
4.83%, 5/1/06	15,000,000	15,000,000
Societe Generale N.A. Inc.
4.92%, 6/30/06	20,000,000	19,838,167

S TAT E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

Ticonderoga Master Funding Limited
4.79%, 5/8/06	11,323,000 [b]	11,312,498
UBS Finance Delaware LLC
4.82%, 5/1/06	15,000,000	15,000,000
Unicredit Delaware Inc.
4.90%, 6/23/06	16,000,000	15,886,109
Variable Funding Capital Company, LLC
4.78%, 5/8/06	19,000,000 [b]	18,982,414
Total Commercial Paper
(cost $242,396,787)		242,396,787

Short-Term Bank Note—2.2%

Barclays Bank PLC
4.81%, 5/11/06
(cost $9,999,959)	10,000,000 [a]	9,999,959

Repurchase Agreements—30.5%

Citigroup Global Markets Holdings Inc.
4.76%, dated 4/28/2006, due 5/1/2006
in the amount of $45,017,850 (fully collateralized
by $45,180,000 Federal Home Loan Bank, Bonds,
4.80%, due 5/2/2008, value $45,901,374)	45,000,000	45,000,000
Goldman, Sachs & Co.
4.65%, dated 4/28/2006, due 5/1/2006
in the amount of $49,519,181 (fully collateralized
by $51,955,000 Federal Home Loan Bank, Bonds,
3.50%-5.125%, due 4/25/2007-3/23/2010,
value $50,491,307)	49,500,000	49,500,000

8

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)

Greenwich Capital Markets
4.75%, dated 4/28/2006, due 5/1/2006
in the amount of $45,017,813 (fully collateralized
by $10,380,000 Federal Home Loan Bank System,
Bonds, 2.30%-4.0%, due 8/30/2006-6/26/2013,
value $9,960,992, $29,485,000 Federal Home
Loan Bank System, Notes, 0%, due 7/26/2006,
value $29,125,283, $970,000 Federal Home Loan
Mortgage Corp., Debs., 0%, due 11/29/2019,
value $450,138 and $6,160,000 Tennessee Valley
Authority, Bonds, 6.79%, due 5/23/2012,
value $6,364,485)	45,000,000	45,000,000
Total Repurchase Agreements
(cost $139,500,000)		139,500,000

Total Investments (cost $457,896,084)	100.1%	457,896,084

Liabilities, Less Cash and Receivables	(.1%)	(463,411)

Net Assets	100.0%	457,432,673

[a] Variable rate security—interest rate subject to periodic change.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities amounted to $55,114,507 or 12.1% of net assets.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Banking	59.8	Insurance	3.3
Repurchase Agreements	30.5	Brokerage Firms	2.2
Asset-Backed/Structured
Investment Vehicles	4.3		100.1

† Based on net assets. See notes to financial statements.

T h e F u n d 9

S TAT E M E N T O F A S S E T S A N D L I A B I L I T I E S A p r i l 3 0 , 2 0 0 6 ( U n a u d i t e d )
	Cost	Value

Assets ($):
Investments in securities—
See Statement of Investments (including
Repurchase Agreements of $139,500,000)—Note 1(b)	457,896,084	457,896,084
Cash		925,420
Interest receivable		444,616
		459,266,120

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		233,787
Dividend payable		1,588,974
Payable for Capital Stock redeemed		10,686
		1,833,447

Net Assets ($)		457,432,673

Composition of Net Assets ($):
Paid-in capital		457,433,276
Accumulated net realized gain (loss) on investments		(603)

Net Assets ($)		457,432,673

Net Asset Value Per Share
	Investor Shares	Class R Shares

Net Assets ($)	293,694,368	163,738,305
Shares Outstanding	293,692,756	163,740,520

Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

S TAT E M E N T O F O P E R AT I O N S S i x M o n t h s E n d e d A p r i l 3 0 , 2 0 0 6 ( U n a u d i t e d )
Investment Income ($):
Interest Income	10,093,808
Expenses:
Management fee—Note 3(a)	1,134,310
Distribution fees (Investor Shares)—Note 3(b)	302,036
Total Expenses	1,436,346
Investment Income—Net, representing net increase
in net assets resulting from operations	8,657,462

See notes to financial statements.

T h e F u n d 11

S TAT E M E N T O F C H A N G E S I N N E T A S S E T S

See notes to financial statements.

12

F I N A N C I A L H I G H L I G H T S

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

[a] Annualized. See notes to financial statements.

T h e F u n d 13

F I N A N C I A L H I G H L I G H T S (continued)

[a] Annualized. See notes to financial statements.

N O T E S T O F I N A N C I A L S TAT E M E N T S

NOTE 1—Significant Accounting Policies:

Dreyfus Money Market Reserves (the "fund") is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering sixteen series including the fund. The fund's investment objective is to seek a high level of current income consistent with stability of principal by investing in a diversified portfolio of high-quality, short-term debt securities.The Dreyfus Corporation (the "Manager"or "Dreyfus") serves as the fund's investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial").

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares.The fund is authorized to issue 2 billion shares of $.001 par value Capital Stock in each of the following classes of shares: Investor and Class R. Investor shares are sold primarily to retail investors and bear a distribution fee. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Financial and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution fee and voting rights on matters affecting a single class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund's investments.

T h e F u n d 15

N O T E S T O F I N A N C I A L S TAT E M E N T S (continued)

It is the fund's policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund's holding period.This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period.The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counter party default, the fund has the right to use the collateral to offset losses incurred.There is potential loss to the fund in the event the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights.The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code").To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualifications is in the best interest of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $603 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2005. If not applied, the carryover expires in fiscal 2012.

The tax character of all distributions paid to shareholders during the fiscal year ended October 31, 2005 were all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At April 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged based on prevailing market rates in effect at the time of borrowings. During the period ended April 30, 2006, the fund did not borrow under the line of credit.

NOTE 3—Investment Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Management Agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, cus-

T h e F u n d 17

N O T E S T O F I N A N C I A L S TAT E M E N T S (continued)

tody, fund accounting and transfer agency services to the fund. The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .50% of the value of the fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Directors (including counsel fees). Each Director receives $45,000 per year, plus $6,000 for each joint Board meeting of the Company, The Dreyfus/Laurel Tax-Free Municipal Funds, and The Dreyfus/Laurel Funds Trust (collectively, the "Dreyfus/Laurel Funds") attended, $2,000 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $1,500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses.With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts).With respect to compensation committee meetings, the Chair of the compensation committee receives $900 per meeting and, with respect to audit committee meetings, the Chair of the audit committee receives $1,350 per meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund, the $2,000 or $1,500 fee, as applicable, will be allocated between the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund. These fees and expenses are allocated to each series based on net assets. Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Directors.

(b) Under the fund's Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Investor shares may pay annually up to .25% (currently limited by the Company's Board of Directors to .20%) of the value of the average daily net assets attributable to its Investor shares to compensate the Distributor, for shareholder servicing activities and activities primarily intended to result in the sale of Investor shares. During the period ended April 30, 2006, Investor shares were charged $302,036 pursuant to the Plan.

Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Directors who are not "interested persons" of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plan.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $184,875 and Rule 12b-1 distribution plan fees $48,912.

T h e F u n d 19

I N F O R M AT I O N A B O U T T H E R E V I E W A N D A P P R O VA L O F T H E F U N D ' S I N V E S T M E N T M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d )

At a meeting of the fund's Board of Directors held on February 1 and 2, 2006, the Board considered the re-approval for an annual period of the fund's Investment Management Agreement ("Management Agreement"), pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager's representatives reviewed the fund's distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager's representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager's corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund's distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund's asset size.

The Board members also considered the Manager's research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager's extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund's Performance and Management Fee and Expense Ratio. The Board members reviewed the fund's performance and placed significant emphasis on comparisons to a group of retail, no-load money market funds (the "Performance Group") and to a larger universe of funds, consisting of all retail no-load money market funds (the "Performance Universe") selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons for various periods ended November 30, 2005, and noted that the fund's total return performance was variously above and below the Performance Group median and higher than the Performance Universe median for each of the periods.The Board noted the rank of the fund's total return within the Performance Group for each period and discussed that when the fund's performance was below median there was generally a spread of only a few basis points between the fund's performance and median performance. The Manager also provided the Board with the fund's total return performance and the quartile, percentile and rank of the fund's total return within its Lipper category (as provided by Lipper) for periods ended December 31, 2005, which showed improvement over the November 30, 2005 relative total returns.

The Board members also discussed the fund's management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the "Expense Group") and a broader group of funds (the "Expense Universe"), each selected and provided by Lipper. The Board members noted that the fund was the only fund in the Expense Group with a "unitary fee struc-ture".The Board members noted that the fund's expense ratio, including Rule 12b-1 fees, was higher than the Expense Group and Expense Universe medians and, excluding Rule 12b-1 or other service fees, was lower than the Expense Group and Expense Universe medians.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund's Lipper category (the

T h e F u n d 21

I N F O R M AT I O N A B O U T T H E R E V I E W A N D A P P R O VA L O F T H E FUND'S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

"Similar Funds").They also noted that there were no other accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.The Manager's representatives also reviewed the costs associated with distribution through interme-diaries.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the Manager's performance and the services provided, noting the fund's "unitary fee" structure. The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund's management fee. The Board acknowledged that differences in fees paid by the Similar Funds seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. The Manager's representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager's approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the recent decline in assets, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund's portfolio.

22

It was noted that the Board members should consider the Manager's profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund's assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund's Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was generally satisfied with the fund's performance.
  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative perfor- mance, expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

T h e F u n d 23

I N F O R M AT I O N A B O U T T H E R E V I E W A N D A P P R O VA L O F T H E F U N D ' S I N V E S T M E N T M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) (continued)

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund's Management Agreement was in the best interests of the fund and its shareholders and that the Management Agreement would be renewed through April 4, 2007.

24

For More Information

Telephone 1-800-645-6561
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation 0317SA0406

Dreyfus Premier Balanced Fund

SEMIANNUAL REPORT April 30, 2006

Save time. Save paper. View your next shareholder report online as soon as it's available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It's simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund's Expenses
6	Comparing Your Fund's Expenses
With Those of Other Funds
7	Statement of Investments
23	Statement of Financial Futures
23	Statement of Options Written
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statement of Changes in Net Assets
28	Financial Highlights
33	Notes to Financial Statements
45	Information About the Review
and Approval of the Fund's
Investment Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Premier Balanced Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier Balanced Fund, covering the six-month period from November 1, 2005, through April 30, 2006.

Since June 2004, the Federal Reserve Board has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. Recently, Fed Chairman Ben Bernanke suggested that the Fed may soon pause to assess current economic data and evaluate the impact of its credit tightening campaign. In our view, the Fed's efforts so far have largely been successful: the economy has grown at a moderate pace, the unemployment rate has dropped to multi-year lows, corporate profits have risen, and inflation has remained low despite volatile energy prices.

However, the financial markets are more likely to be influenced not by what the Fed already has accomplished, but by investors' expectations of what is to come, including the Fed's decision to increase rates further, maintain them at current levels or reduce them to stimulate future growth.We believe that this decision will depend largely on the outlook for core inflation in 2007.The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures build in an expanding economy, the Fed may choose to resume tightening later this year. As always, we urge you to discuss with your financial advisor the potential implications of these possibilities on your investments.

For information about how the fund performed, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund's portfolio managers.

Thank you for your continued confidence and support.

Stephen E. Canter Chairman and Chief Executive Officer The Dreyfus Corporation May 15, 2006

2

DISCUSSION OF FUND PERFORMANCE

L. Emerson Tuttle and Catherine Powers, Portfolio Managers

How did Dreyfus Premier Balanced Fund perform relative to its benchmark?

For the six-month period ended April 30, 2006, the fund produced total returns of 6.08% for Class A shares, 5.68% for Class B shares, 5.66% for Class C shares, 6.19% for Class R shares and 5.91% for Class T shares.1 In comparison, the fund's benchmark, a hybrid index composed of 60% Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and 40% Lehman Brothers U.S. Aggregate Index ("Lehman Aggregate Index"), provided a total return of 6.00% for the same period. Separately, the S&P 500 Index and the Lehman Aggregate Index provided total returns of 9.63% and 0.56%, respectively, for the same period.2

While stocks advanced in response to continued economic growth, rising interest rates generally held bonds in check. The fund roughly matched the benchmark's performance, with gains driven primarily by stocks in the financial, energy and industrial sectors.

What is the fund's investment approach?

The fund seeks to outperform an unmanaged hybrid index,60% of which is the S&P 500 Index and 40% of which is the Lehman Aggregate Index.

The fund is a balanced fund, with an allocation under normal circumstances of approximately 60% stocks and 40% bonds, corresponding to the fund's benchmark. However, the fund is permitted to invest up to 75%, and as little as 40%, of its total assets in stocks, and up to 60%, and as little as 25%, of its total assets in bonds.

When allocating assets between stocks and bonds, we assess the relative returns and risks of each asset class, using a model that analyzes several factors, including interest-rate-adjusted price-to-earnings ratios, the valuation and volatility levels of stocks relative to bonds, and economic factors such as interest rates.

We use a valuation model and fundamental analysis to select stocks based on: value, or how a stock is priced relative to its perceived intrinsic worth;

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

growth, in this case the sustainability or growth of earnings or cash flow; and financial profile, which measures the financial health of the company.

In choosing bonds, we review economic, market and other factors, leading to valuations by sector, maturity and quality.The fund invests primarily in U.S. government securities, corporate bonds, mortgage-backed securities and asset-backed securities for its fixed-income portfolio. The average effective maturity of the fund's fixed-income portfolio normally will not exceed 10 years.

What other factors influenced the fund's performance?

Moderate economic growth and rising interest rates produced a more positive environment for stocks than bonds during the reporting period.While the fund maintained greater exposure to stocks than its benchmark, weakness in a few holdings kept the fund's total returns in line with the benchmark. Specifically, in the health care sector, weakness among biotechnology and medical device stocks hurt holdings such as Genzyme and Alcon. Disappointments in the technology sector, such as Dell and Altera, which were sold during the reporting period, further undermined returns, as did light exposure to metals and mining stocks in the materials sector.

However, the fund delivered relatively strong returns in the financials area, where top performers included commercial banks, such as Bank of America and Wachovia; diversified financial services providers, such as JPMorgan Chase & Co.; and mortgage lenders, such as Countrywide Financial. An overweighted position and good stock selections in the energy sector, such as Weatherford International and Grant Prideco, enhanced returns. Industrial holdings further boosted relative performance, including electrical equipment maker Emerson Electric and conglomerate Textron, which was sold during the reporting period.

Bond prices began to fall during the second half of the reporting period due to mounting inflation concerns in the strong economy, erasing earlier gains. U.S.Treasury securities were especially sensitive to rising interest rates, while mortgage-backed securities and corporate

4

bonds fared somewhat better. Our emphasis on corporate bonds, especially those with "triple-B" credit ratings, performed well due to investors' ample appetite for risk. However, we avoided issuers likely to weaken their balance sheets due to increased share repurchases or potentially, a leveraged buyout.The fund's relatively light exposure to mortgage-backed securities detracted modestly from performance. Although we expected mortgage-backed securities to suffer as interest rates rose, they instead benefited from unusually low market volatility.

What is the fund's current strategy?

In light of continuing economic growth and steadily increasing interest rates, we have maintained the fund's emphasis on stocks over bonds.The fund currently holds overweighted exposure to energy and health care stocks, and underweighted exposure to the consumer discretionary, technology, communications and utility sectors. We have begun to position the bond portfolio for the next phase of the credit cycle,including adopting a more index-like yield curve strategy. We have continued to emphasize corporate bonds, which we expect to benefit from strong business conditions, and de-emphasize mortgage-backed securities, which began to encounter heightened volatility late in the reporting period.

May 15, 2006

[1] Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through April 4, 2007, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund's returns would have been lower.
2 SOURCE: LIPPER, INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor's 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.The Lehman Brothers U.S. Aggregate Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S.
government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years.

The Fund 5

UNDERSTANDING YOUR FUND'S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial adviser.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Balanced Fund from November 1, 2005 to April 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2006
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 5.62	$ 9.43	$ 9.43	$ 4.35	$ 6.89
Ending value (after expenses)	$1,060.80	$1,056.80	$1,056.60	$1,061.90	$1,059.10

COMPARING YOUR FUND'S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2006
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 5.51	$ 9.25	$ 9.25	$ 4.26	$ 6.76
Ending value (after expenses)	$1,019.34	$1,015.62	$1,015.62	$1,020.58	$1,018.10

† Expenses are equal to the fund's annualized expense ratio of 1.10% for Class A, 1.85% for Class B, 1.85% for Class C, .85% for Class R and 1.35% for Class T; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS April 30, 2006 (Unaudited)
Common Stocks—62.5%	Shares	Value ($)

Agricultural—1.7%
Altria Group	33,300	2,436,228
Banking—4.2%
Bank of America	68,900	3,439,488
Wachovia	41,900	2,507,715
		5,947,203
Chemicals—1.7%
Air Products & Chemicals	16,500	1,130,580
EI Du Pont de Nemours & Co.	29,200	1,287,720
		2,418,300
Consumer Products—1.0%
Procter & Gamble	24,200	1,408,682
Diversified Financial Services—7.9%
Affiliated Managers Group	13,500 [a,b]	1,367,550
Capital One Financial	23,600	2,044,704
Countrywide Financial	56,200	2,285,092
JPMorgan Chase & Co.	70,800	3,212,904
Merrill Lynch & Co.	31,300	2,386,938
		11,297,188
Electric Utilities—.9%
PG & E	12,300	490,032
Southern	23,700	763,851
		1,253,883
Food & Beverages—1.4%
Cadbury Schweppes, ADR	22,600	903,096
PepsiCo	18,300	1,065,792
		1,968,888
Health Care—7.2%
Abbott Laboratories	33,300	1,423,242
Alcon	12,800	1,301,888
Amgen	18,400 [b]	1,245,680
Caremark Rx	13,500	614,925
Genzyme	14,700 [b]	899,052
Novartis, ADR	25,500	1,466,505
WellPoint	20,300 [b]	1,441,300
Wyeth	38,100	1,854,327
		10,246,919

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Lodging & Entertainment—1.1%
Hilton Hotels	58,900	1,586,766
Manufacturing—5.5%
3M	18,200	1,554,826
Danaher	28,600	1,833,546
General Electric	127,900	4,424,061
		7,812,433
Media—.7%
News, Cl. A	60,700	1,041,612
Oil & Gas—8.1%
Anadarko Petroleum	11,100	1,163,502
Chesapeake Energy	24,700	782,496
ConocoPhillips	19,500	1,304,550
Exxon Mobil	65,000	4,100,200
Grant Prideco	24,800 [b]	1,269,760
Sempra Energy	16,800	773,136
Transocean	13,000 [b]	1,053,910
Weatherford International	22,300 [b]	1,180,339
		11,627,893
Property-Casualty Insurance—1.2%
Axis Capital Holdings	57,900	1,726,578
Retail—4.9%
Advance Auto Parts	32,400	1,303,128
CVS	57,100	1,697,012
Home Depot	32,700	1,305,711
McDonald's	28,200	974,874
Target	31,900	1,693,890
		6,974,615
Technology—9.7%
Adobe Systems	26,000 [b]	1,019,200
Advanced Micro Devices	28,000 [b]	905,800
Broadcom, Cl. A	24,000 [b]	986,640
Citrix Systems	19,200 [b]	766,464
Electronic Arts	20,100 [b]	1,141,680
EMC/Massachusetts	32,900 [b]	444,479
Emerson Electric	19,500	1,656,525

8

Common Stocks (continued)	Shares	Value ($)

Technology (continued)
Fisher Scientific International	11,500 [b]	811,325
Google, Cl. A	1,837 [b]	767,756
Intel	36,100	721,278
International Business Machines	15,200	1,251,568
Microchip Technology	29,700	1,106,622
Microsoft	100,700	2,431,905
		14,011,242
Telecommunications—4.2%
AT & T	46,900	1,229,249
Cisco Systems	66,700 [b]	1,397,365
Corning	27,900 [b]	770,877
Motorola	20,500	437,675
Qualcomm	27,800	1,427,252
Verizon Communications	23,800	786,114
		6,048,532
Transportation—1.1%
Burlington Northern Santa Fe	19,100	1,519,023
Total Common Stocks
(cost $77,815,757)		89,325,985

	Coupon	Maturity	Principal
Bonds and Notes—34.3%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense—.2%
L-3 Communications,
Gtd. Notes	7.63	6/15/12	120,000	124,200
L-3 Communications,
Sr. Sub. Notes, Ser. B	6.38	10/15/15	30,000	29,250
Northrop Grumman,
Gtd. Notes	7.13	2/15/11	75,000	79,853
Raytheon,
Sr. Notes	5.50	11/15/12	65,000	64,078
				297,381
Agricultural—.2%
Altria Group,
Notes	7.00	11/4/13	270,000	286,751

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Certificates/
Automobile Receivables—1.3%
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B	4.64	4/15/10	195,000	191,711
WFS Financial Owner Trust,
Ser. 2003-3, Cl. A4	3.25	5/20/11	1,600,000	1,573,634
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B	4.57	11/19/12	105,000	103,230
				1,868,575
Asset-Backed Certificates/
Home Equity Loans—2.0%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.14	1/25/34	175,000	172,925
Residential Asset Mortgage
Products, Ser. 2003-RS8, Cl. AI4	4.22	10/25/08	1,600,000	1,594,607
Saxon Asset Securities Trust,
Ser. 2004-2, Cl. AF2	4.15	8/25/35	1,081,000	1,072,122
Soundview Home Equity Loan Trust,
Ser. 2005-B, Cl. M3	5.83	5/25/35	75,000	73,976
				2,913,630
Asset-Backed Certificates/
Manufactured Housing—.1%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	150,248	156,505
Auto Manufacturing—.1%
DaimlerChrysler NA Holding,
Notes	4.88	6/15/10	50,000	48,298
DaimlerChrysler NA Holding,
Gtd. Notes	8.50	1/18/31	60,000	69,749
				118,047
Automotive, Trucks & Parts—.0%
Johnson Controls,
Sr. Notes	5.25	1/15/11	30,000	29,466
Banking—1.4%
Chevy Chase Bank FSB,
Sub. Notes	6.88	12/1/13	105,000	108,675
Chuo Mitsui Trust & Banking,
Sub. Notes	5.51	12/29/49	200,000 [c,d]	187,384
Colonial Bank NA/Montgomery, AL,
Sub. Notes	8.00	3/15/09	40,000	41,883

10

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Banking (continued)
Northern Rock,
Sub. Notes	5.60	4/29/49	190,000 [c,d]	182,963
Rabobank Capital Funding II,
Bonds	5.26	12/29/49	490,000 [c,d]	465,577
Resona Bank,
Notes	5.85	9/29/49	130,000 [c,d]	124,387
Sovereign Bancorp,
Sr. Notes	4.80	9/1/10	140,000 [c]	134,921
Sumitomo Mitsui Banking,
Notes	5.63	7/29/49	100,000 [c,d]	95,697
USB Capital IX,
Gtd. Notes	6.19	3/29/49	110,000 [d]	108,811
Washington Mutual,
Sub. Notes	4.63	4/1/14	355,000	322,316
Wells Fargo & Co.,
Sub. Notes	6.38	8/1/11	95,000 [a]	98,676
Zions Bancorporation,
Sub. Notes	6.00	9/15/15	140,000	139,849
				2,011,139
Building & Construction—.2%
American Standard,
Gtd. Notes	7.38	2/1/08	85,000	87,238
American Standard,
Gtd. Notes	7.63	2/15/10	120,000	126,293
				213,531
Chemicals—.5%
ICI Wilmington,
Gtd. Notes	5.63	12/1/13	190,000	184,102
Lubrizol,
Debs	6.50	10/1/34	200,000	194,561
Lubrizol,
Sr. Notes	4.63	10/1/09	145,000	140,637
RPM International,
Sr. Notes	4.45	10/15/09	110,000	104,917
RPM International,
Bonds	6.25	12/15/13	140,000	138,111
				762,328

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Commercial &
Professional Services—.2%
Erac USA Finance,
Bonds	5.60	5/1/15	90,000 [c]	86,341
Erac USA Finance,
Notes	7.95	12/15/09	50,000 [c]	53,670
RR Donnelley & Sons,
Notes	4.95	4/1/14	200,000	181,867
				321,878
Commercial Mortgage
Pass-Through Certificates—1.2%
Banc of America Commercial
Mortgage, Ser. 2005-2, Cl. A2	4.25	7/10/43	250,000	245,540
Calwest Industrial Trust,
Ser. 2002-CALW, Cl. A	6.13	2/15/17	275,000 [c]	283,391
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	70,000 [c]	68,139
Global Signal Trust,
Ser. 2006-1, Cl. D	6.05	2/15/36	90,000 [c]	89,439
Global Signal Trust,
Ser. 2006-1, Cl. E	6.50	2/15/36	35,000 [c]	34,969
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A2	5.20	12/15/44	200,000	198,010
Merrill Lynch Mortgage Trust,
Ser. 2005-CIP1, Cl. A2	4.96	7/12/38	145,000	142,253
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.40	11/12/37	45,000	44,692
Morgan Stanley Capital I,
Ser. 2006-T21, Cl. A2	5.09	10/12/52	150,000	147,669
Washington Mutual Asset
Securities, Ser. 2003-C1A, Cl. A	3.83	1/25/35	519,116 [c]	496,782
				1,750,884
Diversified Financial Services—2.2%
Amvescap,
Gtd. Notes	5.38	2/27/13	180,000	172,806
Bear Stearns Cos.,
Notes	4.50	10/28/10	100,000 [a]	96,013
Boeing Capital,
Sr. Notes	7.38	9/27/10	160,000	171,545

12

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Diversified Financial
Services (continued)
CIT Group,
Sr. Notes	4.75	8/15/08	135,000	133,205
Countrywide Home Loans,
Gtd. Notes, Ser. L	4.00	3/22/11	80,000	74,080
Credit Suisse USA,
Notes	5.13	8/15/15	135,000 [a]	127,721
Glencore Funding,
Gtd. Notes	6.00	4/15/14	225,000 [c]	212,503
Goldman Sachs Group,
Notes	4.50	6/15/10	140,000	134,926
HSBC Finance Capital Trust IX,
Notes	5.91	11/30/35	410,000 [d]	396,810
International Lease Finance,
Notes	4.75	1/13/12	205,000	195,051
Jefferies Group,
Sr. Notes	5.50	3/15/16	210,000	197,426
John Deere Capital,
Sr. Notes, Ser. D	4.40	7/15/09	90,000	87,339
JPMorgan Chase & Co.,
Sub. Notes	5.13	9/15/14	260,000 [a]	247,732
Lehman Brothers Holdings,
Notes	5.50	4/4/16	50,000 [a]	48,393
MBNA,
Notes	6.13	3/1/13	220,000	225,578
Mizuho JGB Investment,
Bonds, Ser. A	9.87	12/29/49	115,000 [c,d]	124,462
Morgan Stanley,
Sub. Notes	4.75	4/1/14	155,000 [a]	143,577
Nuveen Investments,
Sr. Notes	5.00	9/15/10	80,000	77,053
Residential Capital,
Gtd. Notes	6.13	11/21/08	45,000	44,832
Residential Capital,
Sr. Unscd. Notes	6.38	6/30/10	130,000	129,565
Residential Capital,
Sub. Notes	6.90	4/17/09	135,000 [c,d]	135,026
				3,175,643

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Diversified Metals & Mining—.3%
Falconbridge,
Bonds	5.38	6/1/15	20,000	18,638
Falconbridge,
Notes	6.00	10/15/15	55,000	53,554
Ispat Inland,
Scd. Notes	9.75	4/1/14	10,000	11,266
Southern Copper,
Sr. Notes	7.50	7/27/35	110,000 [a]	106,975
Teck Cominco,
Notes	7.00	9/15/12	150,000	158,118
				348,551
Electric Utilities—.6%
Appalachian Power,
Bonds, Ser. H	5.95	5/15/33	75,000	68,712
Appalachian Power,
Notes	6.38	4/1/36	100,000	97,199
Consumers Energy,
First Mortgage	5.00	2/15/12	235,000	225,219
Dominion Resources/VA,
Sr. Unscd. Notes, Ser. E	7.20	9/15/14	185,000	197,553
FirstEnergy,
Notes, Ser. B	6.45	11/15/11	85,000	87,755
Mirant North America,
Sr. Notes	7.38	12/31/13	58,000 [c]	58,508
Nevada Power,
Mortgage Notes	5.95	3/15/16	20,000 [c]	19,406
Nisource Finance,
Gtd. Notes	5.25	9/15/17	100,000	92,439
Sierra Pacific Power,
Mortgage Notes	6.25	4/15/12	60,000	60,115
				906,906
Environmental Control—.4%
Republic Services,
Notes	6.09	3/15/35	250,000	235,175
Waste Management,
Gtd. Notes	6.88	5/15/09	75,000	77,861
Waste Management,
Sr. Notes	7.00	7/15/28	175,000	182,135
				495,171

14

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Food & Beverages—.2%
HJ Heinz,
Notes	6.43	12/1/20	60,000 [c]	61,007
Safeway,
Sr. Unscd. Debs	7.25	2/1/31	110,000	114,588
Stater Brothers Holdings,
Sr. Notes	8.13	6/15/12	65,000	65,325
Tyson Foods,
Sr. Unscd. Notes	6.60	4/1/16	50,000	49,137
				290,057
Foreign Government—.7%
Argentina Bonos,
Bonds	4.89	8/3/12	180,000 [d]	150,660
Banco Nacional de Desenvolvimento
Economico e Social, Unsub. Notes	5.73	6/16/08	190,000 [d]	187,863
Export-Import Bank of Korea,
Sr. Notes	4.50	8/12/09	175,000	169,959
Republic of Peru,
Bonds	8.38	5/3/16	45,000 [a]	49,230
Republic of South Africa,
Notes	9.13	5/19/09	230,000	252,923
United Mexican States,
Notes	6.63	3/3/15	130,000 [a]	134,940
				945,575
Health Care—.5%
Coventry Health Care,
Sr. Notes	5.88	1/15/12	145,000	142,825
HCA,
Sr. Notes	6.95	5/1/12	130,000	131,096
Medco Health Solutions,
Sr. Notes	7.25	8/15/13	50,000	53,398
Quest Diagnostics,
Gtd. Notes	5.13	11/1/10	55,000	53,836
Teva Pharmaceutical Finance,
Gtd. Notes	6.15	2/1/36	85,000	78,789
UnitedHealth Group,
Sr. Unscd. Notes	5.38	3/15/16	135,000 [a]	129,789
WellPoint,
Unscd. Notes	5.00	1/15/11	70,000	68,265

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Health Care (continued)
Wyeth,
Notes	6.95	3/15/11	95,000	100,286
				758,284
Lodging & Entertainment—.2%
MGM Mirage,
Gtd. Notes	6.00	10/1/09	65,000	64,431
Mohegan Tribal Gaming Authority,
Sr. Notes	6.13	2/15/13	110,000	107,388
Station Casinos,
Sr. Notes	6.00	4/1/12	130,000	127,075
				298,894
Media—.7%
British Sky Broadcasting,
Gtd. Notes	6.88	2/23/09	320,000	330,556
Comcast,
Gtd. Notes	5.50	3/15/11	200,000	198,164
News America Holdings,
Debs	7.70	10/30/25	130,000	139,603
Time Warner,
Gtd. Notes	6.75	4/15/11	145,000	150,489
Univision Communications,
Gtd. Notes	7.85	7/15/11	160,000	167,165
Viacom,
Sr. Notes	5.75	4/30/11	45,000 [c]	44,735
				1,030,712
Oil & Gas—.5%
Amerada Hess,
Unscd. Notes	6.65	8/15/11	125,000 [a]	130,448
Enterprise Products Operating,
Sr. Notes, Ser. B	5.60	10/15/14	220,000	211,062
ONEOK,
Notes	5.20	6/15/15	65,000	61,193
Pemex Project Funding Master
Trust, Gtd. Notes	5.75	12/15/15	100,000 [c]	94,925
XTO Energy,
Sr. Notes	7.50	4/15/12	155,000	168,707
				666,335

16

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Packaging & Containers—.2%
Crown Americas &
Crown Americas
Capital, Sr. Notes	7.63	11/15/13	90,000 [c]	92,700
Crown Americas &
Crown Americas
Capital, Sr. Notes	7.75	11/15/15	50,000 [c]	51,625
Sealed Air,
Notes	5.63	7/15/13	100,000 [c]	97,300
				241,625
Paper & Forest Products—.3%
Georgia-Pacific,
Sr. Notes	8.00	1/15/24	130,000	130,325
Sappi Papier Holding,
Gtd. Notes	6.75	6/15/12	45,000 [c]	42,848
Temple-Inland,
Bonds	6.63	1/15/18	90,000 [a]	91,288
Westvaco,
Unscd. Debs	7.95	2/15/31	85,000	91,839
Weyerhaeuser,
Unscd. Debs	7.13	7/15/23	70,000	71,243
				427,543
Property-Casualty Insurance—.6%
Ace Capital Trust II,
Gtd. Bonds	9.70	4/1/30	75,000	96,753
AEGON Funding,
Gtd. Notes	5.75	12/15/20	140,000	135,767
AON Capital Trust A,
Gtd. Notes	8.21	1/1/27	85,000	94,296
Assurant,
Sr. Notes	6.75	2/15/34	125,000	125,688
ING Groep,
Bonds	5.78	12/29/49	110,000 [d]	105,544
MetLife,
Sr. Unscd. Notes	5.00	6/15/15	310,000	291,043
Phoenix Cos.,
Sr. Unscd. Notes	6.68	2/16/08	55,000	55,359
				904,450

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Real Estate Investment Trusts—1.4%
Archstone-Smith Operating Trust,
Sr. Unscd. Notes	5.25	5/1/15	150,000	142,403
Arden Realty,
Notes	5.25	3/1/15	125,000	120,400
Boston Properties,
Sr. Notes	5.00	6/1/15	135,000	125,441
Duke Realty,
Sr. Notes	5.88	8/15/12	440,000	442,823
EOP Operating,
Sr. Notes	7.00	7/15/11	195,000	205,340
ERP Operating,
Notes	5.13	3/15/16	80,000	74,875
ERP Operating,
Notes	5.25	9/15/14	40,000	38,289
ERP Operating,
Unscd. Notes	5.38	8/1/16	30,000	28,584
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	75,000	72,380
Healthcare Realty Trust,
Sr. Notes	5.13	4/1/14	155,000	143,744
Mack-Cali Realty,
Bonds	5.80	1/15/16	110,000	105,916
Mack-Cali Realty,
Notes	5.25	1/15/12	100,000	96,801
Mack-Cali Realty,
Unscd. Notes	5.05	4/15/10	70,000	67,899
National Retail Properties,
Sr. Unscd. Notes	6.15	12/15/15	50,000	48,655
Regency Centers,
Gtd. Notes	5.25	8/1/15	45,000	42,284
Simon Property Group,
Notes	4.88	8/15/10	175,000	170,235
				1,926,069

18

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Residential Mortgage
Pass-Through Certificates—1.4%
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF7	5.25	8/25/35	270,000	259,466
First Horizon Alternative Mortgage
Securities, Ser. 2004-FA1, Cl. 1A1	6.25	10/25/34	1,243,736	1,245,030
Nomura Asset Acceptance,
Ser. 2005-AP2, Cl. A5	4.98	5/25/35	125,000	119,881
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	150,000	145,037
Washington Mutual,
Ser. 2005-AR4, Cl. A4B	4.68	4/25/35	200,000	195,031
				1,964,445
Retail—.2%
Darden Restaurants,
Sr. Unscd. Notes	6.00	8/15/35	100,000	86,557
May Department Stores,
Notes	6.65	7/15/24	165,000	163,349
Owens & Minor,
Gtd. Notes	6.35	4/15/16	40,000	39,721
Yum! Brands,
Sr. Notes	6.25	4/15/16	35,000	35,062
				324,689
Technology—.0%
Freescale Semiconductor,
Sr. Notes	6.88	7/15/11	45,000	45,900
Telecommunications—.8%
AT & T,
Notes	5.63	6/15/16	105,000	101,467
Deutsche Telekom International
Finance, Gtd. Bonds	8.25	6/15/30	210,000 [d]	250,069
New Cingular Wireless Services,
Sr. Notes	8.75	3/1/31	75,000	94,547

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Telecommunications (continued)
Nextel Communications,
Sr. Notes, Ser. F	5.95	3/15/14	85,000	83,716
Nordic Telephone,
Bonds	8.25	5/1/16	50,000 [c,e]	65,603
Sprint Capital,
Gtd. Notes	8.75	3/15/32	265,000	329,764
Telecom Italia Capital,
Notes	4.88	10/1/10	120,000	115,471
Verizon Global Funding,
Notes	7.75	6/15/32	75,000	82,757
				1,123,394
Textiles & Apparel—.1%
Mohawk Industries,
Sr. Unscd. Notes	5.75	1/15/11	105,000	104,330
Transportation—.2%
Ryder System,
Notes	5.00	6/15/12	90,000	84,884
Union Pacific,
Notes	3.88	2/15/09	200,000	192,691
				277,575
U.S. Government Agencies/
Mortgage-Backed—11.0%
Federal Home Loan Mortgage Corp.
3.50%, 9/1/10			53,922	50,720
Federal National Mortgage Association
4.50%			2,890,000 [f]	2,751,800
5.00%			2,550,000 [f]	2,482,515
5.00%			4,570,000 [f]	4,322,900
5.50%			3,200,000 [f]	3,120,750
4.00%, 5/1/10			314,470	300,809
5.50%, 9/1/34			186,063	181,050
Government National Mortgage Association I
5.50%, 4/15/33—4/15/34			941,049	924,795
Ser. 2005-90, Cl. A, 3.76%, 9/16/28			223,250	213,435
Ser. 2005-29, Cl. A, 4.02%, 7/16/27			164,868	158,959
Ser. 2006-6, Cl. A, 4.05%, 10/16/23			34,803	33,719
Ser. 2006-3, Cl. A, 4.21%, 1/16/28			273,321	264,204

20

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government Agencies/
Mortgage-Backed (continued)
Government National Mortgage
Association I (continued)
Ser. 2006-5, Cl. A, 4.24%, 7/16/29			198,485	191,892
Ser. 2005-32, Cl. B, 4.39%, 8/16/30			200,000	194,232
Ser. 2005-87, Cl. A, 4.45%, 3/16/25			148,189	144,276
Ser. 2004-39, Cl. LC, 5.50%, 12/20/29			390,000	387,916
				15,723,972
U.S. Government Securities—4.4%
U.S. Treasury Bonds	4.50	2/15/36	1,617,000	1,453,659
U.S. Treasury Bonds	6.25	5/15/30	65,000	73,480
U.S. Treasury Inflation
Protected Securities	3.00	7/15/12	1,447,602 [a,g]	1,509,235
U.S. Treasury Notes	2.50	5/31/06	50,000	49,922
U.S. Treasury Notes	3.00	12/31/06	102,000	100,713
U.S. Treasury Notes	3.50	2/15/10	125,000	119,019
U.S. Treasury Notes	3.63	4/30/07	900,000	888,813
U.S. Treasury Notes	4.50	2/28/11	1,595,000	1,566,341
U.S. Treasury Notes	4.63	2/29/08	335,000	333,587
U.S. Treasury Notes	4.75	5/15/14	224,000	219,896
				6,314,665
Total Bonds and Notes
(cost $50,325,458)				49,024,900

	Face Amount
	Covered by
Options—.0%	Contracts ($)	Value ($)

Call Options—.0%
U.S. Treasury Notes, 4.5%,
2/28/2011 September 2006 @ 101.07	2,000,000	1,172
Put Options—.0%
June 2006 5 Year Future,
May 2006 @ 104.5	900,000	4,641
Total Options
(cost $7,666)		5,813

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—10.7%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $15,247,000)	15,247,000 [h]	15,247,000

Investment of Cash Collateral
for Securities Loaned—1.0%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $1,515,000)	1,515,000 [h]	1,515,000

Total Investments (cost $144,910,881)	108.5%	155,118,698
Liabilities, Less Cash and Receivables	(8.5%)	(12,177,993)
Net Assets	100.0%	142,940,705

ADR—American Depository Receipts.
EUR—Euro.
[a] All or a portion of these securities are on loan. At April 30, 2006, the total market value of the fund's securities on loan is $2,617,649 and the total market value of the collateral held by the fund is $2,695,000, consisting of cash collateral of $1,515,000 and U.S. Government and agency securities valued at $1,180,000.
[b] Non-income producing security.
[c] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities amounted to $3,404,308 or 2.4% of net assets.
[d] Variable rate security—interest rate subject to periodic change.
[e] Principal amount stated in U.S. Dollars unless otherwise noted.
[f] Purchased on a forward commitment basis.
[g] Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
[h] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

U.S. Government/Agencies	15.4	Banking	5.6
Money Market Investments	11.7	Manufacturing	5.5
Diversified Financial Services	10.1	Retail	5.1
Technology	9.7	Telecommunications	5.0
Oil & Gas	8.6	Other	24.1
Health Care	7.7		108.5

† Based on net assets. See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES April 30, 2006 (Unaudited)

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN April 30, 2006 (Unaudited)
	Face Amount
	Covered by
	Contracts ($)	Value ($)

Put Options
U.S. Treasury Notes, 4.5%, 2/28/2011
September 2006 @ 96.164	2,000,000	(3,281)
June 2006 5 Year Future
May 2006 @ 104	900,000	(2,110)
(premiums received $4,803)		(5,391)

See notes to financial statements.

The Fund 23

STATEMENT OF ASSETS AND LIABILITIES April 30, 2006 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—
See Statement of Investments (including securities
on loan valued at $2,617,649)—Note 1(c):
Unaffiliated issuers	128,148,881	138,356,698
Affiliated issuers	16,762,000	16,762,000
Receivable for investment securities sold		4,517,591
Dividends and interest receivable		588,596
Receivable for shares of Capital Stock subscribed		35,878
Receivable for futures variation margin—Note 4		1,766
		160,262,529

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		147,750
Cash overdraft due to Custodian		98,278
Payable for open mortgage-backed dollar rolls		14,763,837
Payable for investment securities purchased		569,954
Liability for securities on loan—Note 1(c)		1,515,000
Payable for shares of Capital Stock redeemed		221,614
Outstanding options written, at value (premiums
received $4,803)—See Statement of Options Written		5,391
		17,321,824

Net Assets ($)		142,940,705

Composition of Net Assets ($):
Paid-in capital		327,576,489
Accumulated undistributed investment income—net		181,688
Accumulated net realized gain (loss) on investments		(195,114,946)
Accumulated net unrealized appreciation (depreciation)
on investments, foreign currency transactions and
options transactions (including $90,645 net unrealized
appreciation on financial futures)		10,297,474

Net Assets ($)		142,940,705

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T

Net Assets ($)	85,602,705	23,175,388	10,581,602	23,399,525	181,485
Shares Outstanding	6,510,298	1,765,885	803,558	1,782,110	13,788

Net Asset Value
Per Share ($)	13.15	13.12	13.17	13.13	13.16

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended April 30, 2006 (Unaudited)
Investment Income ($):
Income:
Cash dividends (net of $995 foreign taxes withheld at source):
Unaffiliated issuers	900,564
Affiliated issuers	965,945
Interest	378,574
Income from securities lending	1,876
Total Income	2,246,959
Expenses:
Management fee—Note 3(a)	775,850
Distribution and service plan fees—Note 3(b)	306,537
Loan commitment fees—Note 2	983
Total Expenses	1,083,370
Less—reduction in management fee
due to undertaking—Note 3(a)	(116,377)
Net Expenses	966,993
Investment Income—Net	1,279,966

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	8,338,876
Net realized gain (loss) on financial futures	48,868
Net realized gain (loss) on forward currency exchange contracts	86,292
Net realized gain (loss) on options transactions	8,931
Net Realized Gain (Loss)	8,482,967
Net unrealized appreciation (depreciation) on investments,
foreign currency transactions and options transactions
[including ($2,159) net unrealized (depreciation) on financial futures]	(424,449)
Net Realized and Unrealized Gain (Loss) on Investments	8,058,518
Net Increase in Net Assets Resulting from Operations	9,338,484

See notes to financial statements.

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS

a During the period ended April 30, 2006, 660,341 Class B shares representing $8,514,232 were automatically converted to 659,469 Class A shares and during the period ended October 31, 2005, 907,451 Class B shares representing $11,350,315 were automatically converted to 905,198 Class A shares.

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.
[d]	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2006 and
October 31, 2005 were 48.91% and 197.43%, respectively.
See notes to financial statements.

[a] Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2006 and
October 31, 2005 were 48.91% and 197.43%, respectively.

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS (continued)

[a] Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2006 and
October 31, 2005 were 48.91% and 197.43%, respectively.

See notes to financial statements.

[a] Based on average shares outstanding at each month end.
[b] Not annualized.
[c] The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2006 and
October 31, 2005 were 48.91% and 197.43%, respectively.

See notes to financial statements.

The Fund 31

FINANCIAL HIGHLIGHTS (continued)

[a] Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2006 and
October 31, 2005 were 48.91% and 197.43%, respectively.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Balanced Fund (the "fund") is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering sixteen series, including the fund. The fund's investment objective is to outperform a hybrid index, 60% of which is the Standard & Poor's 500 Composite Stock Price Index and 40% of which is the Lehman Brothers Aggregate Bond Index. The Dreyfus Corporation (the "Manager" or "Dreyfus") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial").

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the Distributor of the fund's shares.The fund is authorized to issue 50 million shares of $.001 par value Capital Stock in each of the following classes of shares: Class A, Class B, Class C and Class R and 200 million shares of $.001 par value Capital Stock of Class T shares. Class A, Class B, Class C and Class T shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and /or service fee. Class A and Class T shares are sold with a front-end sales charge, while Class B and Class C shares are subject to a contingent deferred sales charge ("CDSC"). Class B shares automatically convert to Class A shares after six years. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon and its affiliates) acting on behalf of customers having a qualified trust or an investment account or relationship at such institution and bear no distribution fee or service fee. Class R shares are offered without a front-end sales charge or CDSC. Each class of shares has identical rights and privileges, except with respect to distribution and service fees and voting rights on matters affecting a single class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Effective March 1, 2006, Class A shares of the fund may be purchased at net asset value ("NAV") without payment of a sales charge:

  By qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the Distributor in a Dreyfus-managed fund, including the fund, or a Founders Asset Management LLC
  ("Founders") managed fund since on or before February 28, 2006. Founders is a wholly-owned subsidiary of the Distributor.
  With the cash proceeds from an investor's exercise of employment- related stock options, whether invested in the fund directly or indi- rectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relat- ing to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor's spouse and minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options.
  By members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the qualified affinity group has entered into an affinity agreement with the Distributor.

Effective March 1, 2006, Class A and Class T shares of the fund may be purchased at NAV without payment of a sales charge:

  For Dreyfus-sponsored IRA "Rollover Accounts" with the distrib- ution proceeds from qualified and non-qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the Distributor specifically relating to processing rollovers. Upon estab- lishing the Dreyfus-sponsored IRA rollover account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A or Class T shares of the fund at NAV in such account.

The fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their NAV. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV, the portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR's and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Debt securities (excluding short-term investments (other than U.S. Treasury Bills) and financial futures) are valued each business day by an independent pricing service (the "Service") approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the fund securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value (such as when an event occurs after the close of the exchange on which the security is principally traded and that is determined by the fund to have changed the value of the security), are valued at fair value as determined in good faith under the direction of the Board of Directors.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primar-

ily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price.

(b) Foreign currency transactions: Each portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the portfolios' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments is recognized on the accrual basis.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions. It is the fund's policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager.The fund is entitled to

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as "affiliated" in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $202,797,476 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2005. If not applied, $86,388,163 of the carryover expires in fiscal 2009, $72,687,006 expires in fiscal 2010 and $43,722,307 expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2005 were as follows: ordinary income $4,007,666. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the "Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended April 30, 2006, the fund did not borrow under the Facility.

NOTE 3—Investment Management Fee And Other Transactions With Affiliates:

(a) Pursuant to an Investment Management agreement with the Manager, the Manager provides for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of 1% of the value of the fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, service fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Directors (including counsel fees). Each Director receives $45,000 per year, plus $6,000 for each joint Board meeting of the Company, The Dreyfus/Laurel Tax-Free Municipal Funds, and The Dreyfus/Laurel Funds Trust (collectively, the "Dreyfus/Laurel Funds") attended, $2,000 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $1,500 for Board meetings and separate committee meetings attended that are con-

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ducted by telephone and is reimbursed for travel and out-of-pocket expenses.With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts).With respect to compensation committee meetings, the Chair of the compensation committee receives $900 per meeting and, with respect to audit committee meetings, the Chair of the audit committee receives $1,350 per meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund, the $2,000 or $1,500 fee, as applicable, will be allocated between the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Directors.

The Manager had agreed from November 1, 2005 through April 4, 2007 to waive receipt of a portion of the fund's management fee, in the amount of .15% of the value of the fund's average daily net assets. The reduction in management fee pursuant to the undertaking, amounted to $116,377 during the period ended April 30, 2006.

During the period ended April 30, 2006, the Distributor retained $2,004 and $7 from commissions earned on sales of the fund's Class A and Class T shares, respectively, and $43,322 and $227 from CDSC on redemptions of the fund's Class B and Class C shares, respectively.

(b) Under separate Distribution Plans (the "Plans") adopted pursuant to Rule 12b-1 under the Act, Class A shares may pay annually up to .25% of the value of their average daily net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. Class B, Class C and Class T shares may pay the Distributor for distributing their shares at an aggregate annual rate of .75% of the value of the average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares.The Distributor may pay one or more agents in respect of advertising, marketing and other distribution services for Class T shares and determines the amounts, if any, to be paid to agents and the basis on which such payments are made. Class B, Class C and Class T shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the "Service Plan"), under which Class B, Class C and Class T shares pay the Distributor for providing certain services to the holders of their shares a fee at the annual rate of .25% of the value of the average daily net assets of Class B, Class C and Class T shares. During the period ended April 30, 2006, Class A, Class B, Class C and Class T shares were charged $110,624, $104,637, $41,945 and $235, respectively, pursuant to their respective Plans. During the period ended April 30, 2006 Class B, Class C and Class T shares were charged $34,879, $13,982 and $235, respectively, pursuant to the Service Plan.

Under its terms, the Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Directors who are not "interested persons" of the Company and who had no direct or indirect financial interest in the operation of or in any agreement related to the Plans or Service Plan.

The components of Due to The Dreyfus Corporation and affiliates in the statement of Assets and Liabilities consist of: management fees $119,894, Rule 12b-1 distribution plan fees $38,811 and shareholder services plan fees $7,029, which are offset against an expense reimbursement currently in effect in the amount of $17,984.

(c) The Company and the Manager have received an exemptive order from the SEC which, among other things, permits the fund to use cash collateral received in connection with lending the fund's securities and other uninvested cash to purchase shares of one or more registered money market mutual funds advised by the Manager in excess of the limitations imposed by the Act.

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, financial futures, forward currency exchange contracts and options transactions during the period ended April 30, 2006, amounted to $148,343,626 and $177,558,488, respectively, of which $74,055,244 in purchases and $74,119,320 in sales were from dollar roll transactions.

A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market.The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to "mark to market" on a daily basis, which reflects the change in market value of the contracts at the close of each day's trading.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at April 30, 2006, are set forth in the Statement of Financial Futures.

The fund may purchase and write (sell) put and call options in order to gain exposure to or to protect against changes in the market.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates.

The following summarizes the fund's call/put options written for the period ended April 30, 2006:

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With

The Fund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.At April 30, 2006, there were no forward currency exchange contracts outstanding.

At April 30, 2006, accumulated net unrealized appreciation on investments was $10,207,817, consisting of $12,687,908 gross unrealized appreciation and $2,480,091 gross unrealized depreciation.

At April 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Event:

Effective on or about June 1, 2006, the fund will no longer offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

On May 22, 2006, the Board of Directors approved, effective on or about July 1, 2006, to change the fund's investment objective from seeking to outperform a hybrid index, 60% of which is Standard & Poor's 500 Composite Stock Price Index and 40% of which is the Lehman Brothers Aggregate Bond Index to seek total return (consisting of capital appreciation and income).

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund's Board of Directors held on February 1 and

2, 2006, the Board considered the re-approval for an annual period of the fund's Investment Management Agreement ("Management Agreement"), pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager's representatives reviewed the fund's distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager's representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager's corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund's distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund's asset size.

The Board members also considered the Manager's research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager's extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund's Performance and Management Fee and Expense Ratio. The Board members reviewed the fund's performance and placed significant emphasis on comparisons to a group of balanced funds (the "Performance Group") and to a larger universe

The Fund 45

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

of funds, consisting of all retail and institutional balanced funds (the "Performance Universe") selected and provided by Lipper, Inc., an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons for various periods ended November 30, 2005, and noted that the fund's total return performance was below the Performance Group and Performance Universe medians for each of the periods.The Manager also presented the Board with the fund's total return performance and the quartile, percentile and rank of the fund's total return within its Lipper category (as provided by Lipper) for periods ended December 31, 2005 and noted that while the relative total returns were generally consistent with the November 30, 2005 relative total returns, the fund's three-month relative total return had improved.

The Board members have been concerned about the fund's performance for some time and had requested that the Manager take steps to improve the fund's performance or take other action. Representatives of the Manager discussed with the Board members that the fund was unsuccessful in receiving necessary shareholder approval in connection with a proposal to merge the fund into another Dreyfus-managed fund in early 2005. They also discussed the Manager's efforts to improve the fund's total return performance, including the portfolio management changes in October 2004, when Emerson Tuttle became the primary portfolio manager of the asset allocation and equity portion of the fund, and in January 2005 when Catherine Powers and Christopher Pellegrino became the portfolio managers of the fixed income portion of the fund. The Board members noted that it had been expected to take some time for the new management to favorably affect performance yet they believed that the fund's relative performance had not shown satisfactory improvement as of December 31, 2005. Pursuant to a request from the Board, the Manager agreed to advise the Board at the next Board meeting of additional steps being taken to improve fund performance.

The Board members also discussed the fund's management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the "Expense Group") and a broader group of funds (the "Expense Universe"), each selected and provided by Lipper. The Board members noted that the fund was the only fund in the Expense Group with a "unitary fee" structure.The Board members noted that the fund's expense ratio was lower than the Expense Group and Expense Universe medians.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund's Lipper category (the "Similar Funds"), and by other accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund (the "Adviser Accounts" and, collectively with the Similar Funds, the "Similar Accounts").The Manager's representatives explained the nature of the Similar Accounts and the differences, from the Manager's perspective, in providing services to such Similar Accounts as compared to managing and providing services to the fund.The Manager's representatives also reviewed the costs associated with distribution through inter-mediaries.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the Manager's performance and the services provided, noting the fund's "unitary fee" structure.The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund's management fee. The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. The Manager's representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board considered information, previously provided and discussed, prepared by an independent consulting firm regard-

The Fund 47

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

ing the Manager's approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the recent decline in assets, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to the Manager from acting as investment adviser and noted the Manager's soft dollar arrangements with respect to trading the fund's portfolio.

It was noted that the Board members should consider the Manager's profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund's assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund's Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations, and took the following actions:

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.

  While the Board was concerned about the fund's total return per- formance, the Board believed the Manager was seeking to improve it, noting, in particular, the changes to portfolio managers in October 2004 and January 2005, and determined to continue to monitor per- formance and to renew the Management Agreement only for a six- month period, through October 4, 2006. The Board also requested that the Manager provide the Board with an update on the fund's performance and the steps the Manager will be taking to improve it at the next Board meeting.
  The Board concluded that the fee paid by the fund to the Manager, particularly given the Manager's voluntary assumption of certain expenses of the fund, was reasonable in light of considerations described above.
  The Board determined that there were no economies of scale to be shared with the fund and that, to the extent it were to be deter- mined, in the future, that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund's Management Agreement was in the best interests of the Fund and its shareholders and that the Management Agreement would be renewed through October 4, 2006.

The Fund 49

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Premier Family of Funds 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation 0342SA0406

Dreyfus Premier Large Company Stock Fund

SEMIANNUAL REPORT April 30, 2006

Save time. Save paper. View your next shareholder report online as soon as it's available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It's simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund's Expenses
6	Comparing Your Fund's Expenses
With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
20	Notes to Financial Statements
28	Information About the Review
and Approval of the Fund's
Investment Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Premier Large Company Stock Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier Large Company Stock Fund, covering the six-month period from November 1, 2005, through April 30, 2006.

Since June 2004, the Federal Reserve Board has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. Recently, Fed Chairman Ben Bernanke suggested that the Fed may soon pause to assess current economic data and evaluate the impact of its credit tightening campaign. In our view, the Fed's efforts so far have largely been successful: the economy has grown at a moderate pace, the unemployment rate has dropped to multi-year lows, corporate profits have risen, and inflation has remained low despite volatile energy prices.

However, the financial markets are more likely to be influenced not by what the Fed already has accomplished, but by investors' expectations of what is to come, including the Fed's decision to increase rates further, maintain them at current levels or reduce them to stimulate future growth.We believe that this decision will depend largely on the outlook for core inflation in 2007.The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures build in an expanding economy, the Fed may choose to resume tightening later this year.As always,we urge you to discuss with your financial advisor the potential implications of these possibilities on your investments.

For information about how the fund performed, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund's portfolio manager.

Thank you for your continued confidence and support.

Stephen E. Canter Chairman and Chief Executive Officer The Dreyfus Corporation

May 15, 2006

2

DISCUSSION OF FUND PERFORMANCE

Sean P. Fitzgibbon, Portfolio Manager

How did Dreyfus Premier Large Company Stock Fund perform relative to its benchmark?

For the six-month period ended April 30, 2006, the fund produced total returns of 10.68% for Class A shares, 10.27% for Class B shares, 10.27% for Class C shares, 10.86% for Class R shares and 10.56% for Class T shares.1 For the same period, the total return of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), the fund's benchmark, was 9.63% .2

Stocks rose during the reporting period, primarily due to better-than-expected corporate earnings in a growing economy.The fund produced higher returns than its benchmark, mainly as a result of strong individual stock selections in the financials, industrials and energy sectors.

What is the fund's investment approach?

The fund seeks capital appreciation.To pursue its goal, the fund normally invests at least 80% of its assets in stocks of large-cap companies.

The fund invests in a diversified portfolio of large companies that we believe meet our strict standards for value and growth.The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer-modeling techniques, fundamental analysis and risk management.The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the S&P 500 Index.

In addition to identifying what we believe are attractive investment opportunities, our approach has been designed to manage the risks associated with modifying the fund's sector and industry exposure often in an effort to capitalize on those sectors and industries currently in favor.We do not believe that the advantages of attempting to rotate in and out of various industry sectors outweigh the risks of such moves.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Instead, our goal is to minimize these risks by being fully invested and remaining industry and sector neutral in relation to the S&P 500 Index.

The result is a broadly diversified portfolio of carefully selected stocks. At the end of the reporting period, the fund held positions in approximately 94 stocks across 11 economic sectors. Our 10 largest holdings accounted for approximately 27% of the portfolio, so that the fund's performance was not overly dependent on any one stock, but was determined by a large number of securities.

What other factors influenced the fund's performance?

Broad-based economic growth supported most of the stock market's industry groups, but produced particularly strong returns in the financials, industrials and energy areas.Among financial stocks, a number of companies benefited from greater activity in the capital markets. Industrial stocks generally benefited from the development of industrial infrastructures in nations formerly considered third-world. Energy companies boosted profits as commodity prices soared due to strong global demand for a limited supply of oil and gas.

The fund's returns in each of these sectors exceeded those of its benchmark. In the financials sector, the fund emphasized brokerage and asset management companies, such as E*TRADE Financial, Goldman Sachs Group and Lehman Brothers Holdings, while de-emphasizing banks and insurers that tend to be more sensitive to changing interest rates. In the industrials area, the fund focused on companies, including Caterpillar, Eaton and Emerson Electric, that are positioned to benefit from industrialization in the emerging markets.The fund's mild emphasis on energy stocks further bolstered its returns, as did our focus on oilfield service companies, such as Weatherford International and GlobalSantaFe. Finally, among consumer cyclical stocks, the fund outperformed its benchmark by avoiding the troubled automotive industry.

In other industry groups, performance compared to the benchmark proved to be mixed. Individual stock selections in the technology sector, such as communications semiconductor maker Broadcom, added

4

modestly to the fund's relative performance. Gains in health care companies providing specialized laboratory products and services, such as Thermo Electron and Fisher Scientific International, helped offset declines in other health care holdings, such as biotechnology firm Amgen. On the other hand, the fund's relatively light exposure to telecommunications services companies prevented it from participating fully in the sector's recent gains, and a pullback in Altria Group, one of the prior reporting period's better performers, undermined returns in the consumer staples area.

What is the fund's current strategy?

We have adopted a more cautious posture regarding the potential impact of high oil prices and rising interest rates on consumer spending. As a result, we have reduced the fund's exposure to retailers and placed greater emphasis on more defensive consumer staples producers. Because of uncertainties concerning the sustainability of high oil prices, we have trimmed the fund's energy exposure to a position that is in line with the benchmark. In the financials sector, we have continued to focus on capital markets businesses while de-emphasizing more interest rate-sensitive banks and insurers. Finally, we have allocated relatively few assets to telecommunications services companies, which face an increasingly competitive environment.

May 15, 2006

[1] Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation in effect through April 4, 2007, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund's returns would have been lower.
2 SOURCE: LIPPER, INC. — Reflects the monthly reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor's 500 Composite Stock Price Index is
a widely accepted, unmanaged index of U.S. stock market performance.

The Fund 5

UNDERSTANDING YOUR FUND'S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial adviser.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Large Company Stock Fund from November 1, 2005 to April 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2006
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 5.48	$ 9.38	$ 9.38	$ 4.18	$ 6.79
Ending value (after expenses)	$1,016.80	$1,102.70	$1,102.70	$1,108.60	$1,105.60

COMPARING YOUR FUND'S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2006
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 5.26	$ 9.00	$ 9.00	$ 4.01	$ 6.51
Ending value (after expenses)	$1,019.59	$1,015.87	$1,015.87	$1,020.83	$1,018.35

† Expenses are equal to the fund's annualized expense ratio of 1.05% for Class A, 1.80% for Class B, 1.80% for Class C, .80% for Class R and 1.30% for Class T, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS April 30, 2006 (Unaudited)
Common Stocks—100.0%	Shares	Value ($)

Basic Industries—2.5%
Air Products & Chemicals	6,490	444,695
Dow Chemical	9,940	403,663
EI Du Pont de Nemours & Co.	7,730	340,893
PPG Industries	3,950	265,124
Smurfit-Stone Container	17,570 [a]	227,532
Steel Dynamics	6,780	423,343
		2,105,250
Capital Goods—10.4%
Eaton	6,360	487,494
Emerson Electric	15,470	1,314,176
Empresa Brasileira de Aeronautica, ADR	12,800	497,024
General Electric	71,500	2,473,185
Ingersoll-Rand, Cl. A	9,690	423,938
Lockheed Martin	9,400	713,460
NCR	11,810 [a]	465,314
Rockwell Automation	5,730	415,196
Textron	4,440	399,378
Thermo Electron	11,310 [a]	435,887
United Technologies	15,700	986,117
		8,611,169
Consumer Non-Durables—8.6%
Altria Group	37,350	2,732,526
Cadbury Schweppes, ADR	31,010 [b]	1,239,160
Energizer Holdings	6,550 [a]	335,033
PepsiCo	18,250	1,062,880
Procter & Gamble	30,071	1,750,433
		7,120,032
Consumer Services—12.8%
Advance Auto Parts	13,730	552,221
Cendant	48,290	841,695
Circuit City Stores	14,670	421,763
Coach	11,920 [a]	393,598
CVS	30,280	899,922
Hilton Hotels	37,210	1,002,437
Home Depot	18,900	754,677
JC Penney	12,270	803,194
Kroger	30,320	614,283

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)

Consumer Services (continued)
McDonald's	28,380		981,096
Omnicom Group	5,140		462,651
Target	24,140		1,281,834
Time Warner	45,670		794,658
Walt Disney	30,380		849,425
			10,653,454
Energy—11.9%
Chevron	11,130		679,153
ConocoPhillips	19,920		1,332,648
Devon Energy	17,400		1,045,914
Exxon Mobil	48,730		3,073,888
GlobalSantaFe	8,230		503,758
Marathon Oil	5,570		442,035
Nabors Industries	12,400	[a]	462,892
Sempra Energy	22,340		1,028,087
Weatherford International	24,840	[a]	1,314,781
			9,883,156
Exchange Traded—.2%
Standard & Poor's Depository Receipts (Tr. Ser. 1)	1,190	[b]	156,449
Financial—22.6%
Allstate	9,640		544,564
American International Group	12,037		785,414
Bank of America	51,740		2,582,861
Capital One Financial	4,800		415,872
Chubb	10,120		521,585
CIT Group	15,890		858,219
Citigroup	29,830		1,490,009
E*Trade Financial	29,700	[a]	738,936
Hartford Financial Services Group	9,590		881,609
JPMorgan Chase & Co.	61,990		2,813,106
Lehman Brothers Holdings	3,820		577,393
Merrill Lynch & Co.	17,280		1,317,773
Morgan Stanley	15,330		985,719
PNC Financial Services Group	7,380		527,448
Prudential Financial	14,120		1,103,195
Wachovia	31,270		1,871,510

8

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
WR Berkley	3,775	141,261
Zions Bancorporation	7,090	588,682
		18,745,156
Health Care—11.3%
AmerisourceBergen	17,410	751,242
Amgen	14,480 [a]	980,296
Barr Pharmaceuticals	9,730 [a]	589,152
Becton, Dickinson & Co.	6,550	412,912
Fisher Scientific International	12,110 [a]	854,360
IMS Health	15,900	432,162
Johnson & Johnson	19,330	1,132,931
Medtronic	13,990	701,179
Novartis, ADR	15,630	898,881
Pfizer	28,353	718,181
WellPoint	12,830 [a]	910,930
Wyeth	21,460	1,044,458
		9,426,684
Technology—13.8%
Accenture, Cl. A	14,270	414,829
Amphenol, Cl. A	9,770	564,706
Autodesk	12,000 [a]	504,480
Broadcom, Cl. A	12,770 [a]	524,975
Cisco Systems	85,740 [a]	1,796,253
Citrix Systems	10,940 [a]	436,725
Hewlett-Packard	42,760	1,388,417
International Business Machines	16,550	1,362,727
Microsoft	92,320	2,229,528
Qualcomm	27,190	1,395,934
Texas Instruments	25,410	881,981
		11,500,555
Transportation—2.4%
Burlington Northern Santa Fe	10,620	844,609
Norfolk Southern	13,750	742,500
US Airways Group	8,870 [a]	383,716
		1,970,825

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Utilities—3.5%
AT & T	26,100	684,081
Constellation Energy Group	11,280	619,498
Mettler-Toledo International	6,720 [a]	435,456
PG & E	30,420	1,211,933
		2,950,968
Total Common Stocks
(cost $70,617,227)		83,123,698

Other Investment—.2%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $178,000)	178,000 [c]	178,000

Investment of Cash Collateral
for Securities Loaned—2.1%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $1,698,870)	1,698,870 [c]	1,698,870

Total Investments (cost $72,494,097)	102.3%	85,000,568
Liabilities, Less Cash and Receivables	(2.3%)	(1,895,898)
Net Assets	100.0%	83,104,670

ADR—American Depository Receipts
[a] Non-income producing security.
[b] All or a portion of these securities are on loan. At April 30, 2006, the total market value of the fund's securities on loan is $1,658,549 and the total market value of the collateral held by the fund is $1,698,870.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Financial	22.6	Utilities	3.5
Technology	13.8	Basic Industries	2.5
Consumer Services	12.8	Transportation	2.4
Energy	11.9	Money Market Investments	2.3
Health Care	11.3	Exchange Traded	.2
Capital Goods	10.4
Consumer Non-Durables	8.6		102.3

† Based on net assets. See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES April 30, 2006 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement
of Investments (including securities on loan,
valued at $1,658,549)—Note 1(b):
Unaffiliated issuers	70,617,227	83,123,698
Affiliated issuers	1,876,870	1,876,870
Receivable for investment securities sold		699,745
Dividends and interest receivable		96,620
Receivable for shares of Capital Stock subscribed		12,888
		85,809,821

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		88,914
Cash overdraft due to custodian		133,230
Liability for securities on loan—Note 1(b)		1,698,870
Payable for investment securities purchased		677,892
Payable for shares of Capital Stock redeemed		106,017
Interest payable—Note 2		228
		2,705,151

Net Assets ($)		83,104,670

Composition of Net Assets ($):
Paid-in capital		115,710,554
Accumulated undistributed investment income—net		162,583
Accumulated net realized gain (loss) on investments		(45,274,938)
Accumulated net unrealized appreciation
(depreciation) on investments		12,506,471

Net Assets ($)		83,104,670

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T

Net Assets ($)	44,980,044	21,217,288	7,564,355	8,788,793	554,190
Shares Outstanding	1,954,769	968,920	345,401	377,830	24,400

Net Asset Value
Per Share ($)	23.01	21.90	21.90	23.26	22.71

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS Six Months Ended April 30, 2006 (Unaudited)
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers (net of $2,221 foreign taxes withheld at source)	812,404
Affiliated issuers	339
Interest	5,719
Income from securities lending	957
Total Income	819,419
Expenses:
Management fee—Note 3(a)	383,816
Distribution and service fees—Note 3(b)	219,739
Loan commitment fees—Note 2	528
Interest expense—Note 2	228
Total Expenses	604,311
Less—reduction in management fee
due to undertaking—Note 3(a)	(42,646)
Net Expenses	561,665
Investment Income—Net	257,754

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	6,192,515
Net unrealized appreciation (depreciation) on investments	2,232,766
Net Realized and Unrealized Gain (Loss) on Investments	8,425,281
Net Increase in Net Assets Resulting from Operations	8,683,035

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2006	Year Ended
	(Unaudited)	October 31, 2005

Operations ($):
Investment income—net	257,754	528,250
Net realized gain (loss) on investments	6,192,515	12,660,023
Net unrealized appreciation
(depreciation) on investments	2,232,766	(4,743,230)
Net Increase (Decrease) in Net Assets
Resulting from Operations	8,683,035	8,445,043

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(61,921)	(385,725)
Class B shares	—	(331,291)
Class C shares	—	(74,570)
Class R shares	(33,250)	(121,684)
Class T shares	—	(6,720)
Total Dividends	(95,171)	(919,990)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A shares	8,065,992	14,696,718
Class B shares	528,723	782,012
Class C shares	48,671	449,474
Class R shares	32,487	75,824
Class T shares	14,930	15,222
Dividends reinvested:
Class A shares	53,727	333,900
Class B shares	—	294,164
Class C shares	—	38,412
Class R shares	26,710	98,131
Class T shares	—	6,268
Cost of shares redeemed:
Class A shares	(7,055,596)	(11,296,199)
Class B shares	(10,989,507)	(20,497,120)
Class C shares	(1,658,006)	(3,119,732)
Class R shares	(866,785)	(2,266,057)
Class T shares	(130,279)	(123,182)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(11,928,933)	(20,512,165)
Total Increase (Decrease) in Net Assets	(3,341,069)	(12,987,112)

Net Assets ($):
Beginning of Period	86,445,739	99,432,851
End of Period	83,104,670	86,445,739
Undistributed investment income—net	162,583	—

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2006	Year Ended
	(Unaudited)	October 31, 2005

Capital Share Transactions:
Class Aa
Shares sold	364,045	717,471
Shares issued for dividends reinvested	2,449	16,591
Shares redeemed	(317,378)	(550,490)
Net Increase (Decrease) in Shares Outstanding	49,116	183,572

Class B [a]
Shares sold	25,161	40,084
Shares issued for dividends reinvested	—	15,096
Shares redeemed	(520,847)	(1,046,221)
Net Increase (Decrease) in Shares Outstanding	(495,686)	(991,041)

Class C
Shares sold	2,299	22,965
Shares issued for dividends reinvested	—	1,971
Shares redeemed	(78,932)	(159,580)
Net Increase (Decrease) in Shares Outstanding	(76,633)	(134,644)

Class R
Shares sold	1,437	3,660
Shares issued for dividends reinvested	1,205	4,842
Shares redeemed	(38,512)	(109,291)
Net Increase (Decrease) in Shares Outstanding	(35,870)	(100,789)

Class T
Shares sold	680	754
Shares issued for dividends reinvested	—	314
Shares redeemed	(5,914)	(6,085)
Net Increase (Decrease) in Shares Outstanding	(5,234)	(5,017)

[a] During the period ended April 30, 2006, 309,602 Class B shares representing $6,534,798 were automatically converted to 295,192 Class A shares and during the period ended October 31, 2005, 589,395 Class B shares representing $11,568,442 were automatically converted to 564,119 Class A shares.
See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

[a] Based on average shares outstanding at each month end. [b] Amount represents less than $.01 per share. [c] Exclusive of sales charge. [d] Not annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

[a] Based on average shares outstanding at each month end. [b] Exclusive of sales charge. [c] Not annualized.

See notes to financial statements.

16

[a] Based on average shares outstanding at each month end. [b] Exclusive of sales charge. [c] Not annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

[a] Based on average shares outstanding at each month end. [b] Not annualized.

See notes to financial statements.

18

[a] Based on average shares outstanding at each month end. [b] Amount represents less than $.01 per share. [c] Exclusive of sales charge. [d] Not annualized.

See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Large Company Stock Fund (the "fund") is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering sixteen series, including the fund. The fund's investment objective is to seek capital appreciation. The Dreyfus Corporation (the "Manager" or "Dreyfus") serves as the fund's investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial").

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares.The fund is authorized to issue 450 million shares of $.001 par value Capital Stock.The fund currently offers five classes of shares: Class A (20 million shares authorized), Class B (100 million shares authorized), Class C (100 million shares authorized), Class R (30 million shares authorized) and Class T (200 million shares authorized). Class A, Class B, Class C and Class T shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A and Class T shares are sold with a front-end sales charge, while Class B and Class C shares are subject to a contingent deferred sales charge ("CDSC"). Class B shares automatically convert to Class A shares after six years. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Financial and its affiliates) acting on behalf of customers having a qualified trust or an investment account or relationship at such institution and bear no distribution or service fees. Class R shares are offered without a front-end sales charge or CDSC. Each class of shares has identical rights and privileges, except with respect to distribution and service fees and voting rights on matters affecting a single class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

20

Effective March 1, 2006, Class A shares of the fund may be purchased at net asset value ("NAV") without payment of a sales charge:

  By qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the Distributor in a Dreyfus-managed fund, including the fund, or a Founders Asset Management LLC
  ("Founders") managed fund since on or before February 28, 2006. Founders is a wholly-owned subsidiary of the Distributor.
  With the cash proceeds from an investor's exercise of employment- related stock options, whether invested in the fund directly or indi- rectly through an exchange from a Dreyfus-managed money mar- ket fund, provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relating to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor's spouse and minor children become eligi- ble to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options.
  By members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the qualified affinity group has entered into an affinity agreement with the Distributor.

Effective March 1, 2006, Class A and Class T shares of the fund may be purchased at NAV without payment of a sales charge:

  For Dreyfus-sponsored IRA "Rollover Accounts" with the distrib- ution proceeds from qualified and non-qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the Distributor specifically relating to processing rollovers. Upon estab- lishing the Dreyfus-sponsored IRA rollover account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A or Class T shares of the fund at NAV in such account.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their NAV. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR's and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from

22

securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions. It is the fund's policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as "affiliated" in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro-

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $51,158,621 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2005. If not applied, $6,965,882 of the carryover expires in fiscal 2009, $32,648,933 expires in fiscal 2010 and $11,543,806 expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2005 were as follows: ordinary income $919,990.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the "Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing.

The average daily amount of borrowings outstanding under the Facility during the period ended April 30, 2006, was approximately $8,700, with a related weighted average annualized interest rate of 5.36% .

NOTE 3—Investment Management Fee And Other Transactions With Affiliates:

(a) Pursuant to an Investment Management Agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .90% of the value of the fund's average daily net assets. Out of its fee, the Manager pays all of the

24

expenses of the fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, service fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Directors (including counsel fees). Each director receives $45,000 per year, plus $6,000 for each joint Board meeting of the Company, The Dreyfus/Laurel Tax-Free Municipal Funds and The Dreyfus/Laurel Funds Trust (collectively, the "Dreyfus/Laurel Funds") attended, $2,000 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $1,500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses.With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). With respect to compensation committee meetings, the Chair of the compensation committee receives $900 per meeting and, with respect to audit committee meetings, the Chair of the audit committee receives $1,350 per meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund, the $2,000 or $1,500 fee, as applicable, will be allocated between the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Directors.

The Manager has agreed to waive receipt of a portion of the fund's management fee in the amount of .10% of the value of the fund's average daily net assets from November 1, 2005 through April 4, 2007.The reduction in management fee, pursuant to the undertaking, amounted to $42,646 during the period ended April 30, 2006.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended April 30, 2006, the Distributor retained $1,546 and $31 from commissions earned on sales of the fund's Class A and Class T shares, respectively, and $37,639 and $63 from CDSC on redemptions of the fund's Class B and C shares, respectively.

(b) Under separate Distribution Plans (the "Plans") adopted pursuant to Rule 12b-1 under the Act, Class A shares may pay annually up to .25% of their average daily net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. Class B, Class C and Class T shares may pay the Distributor for distributing their shares at an aggregate annual rate of .75% of the value of the average daily net assets of Class B and Class C shares and .25% of the average daily net assets of Class T shares. The Distributor may pay one or more agents in respect of advertising, marketing and other distribution services for Class T shares and determines the amounts, if any, to be paid to agents and the basis on which such payments are made. Class B, Class C and Class T shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the "Service Plan") under which Class B, Class C and Class T shares pay the Distributor for providing services to the holders of their shares, a fee at the annual rate of .25% of the value of the average daily net assets of Class B, Class C and Class T shares. During the period ended April 30, 2006, Class A, Class B, Class C and Class T shares were charged $53,672, $93,734, $29,707 and $740, respectively, pursuant to their respective Plans. Class B, Class C and Class T shares were charged $31,244, $9,902 and $740, respectively, pursuant to the Service Plan.

Under its terms, the Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those directors who are not "interested persons" of the Company and who had no direct or indirect financial interest in the operation of or in any agreement related to the Plans or Service Plan.

26

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $62,033 Rule 12b-1 distribution plan fees $27,216 and shareholder services plan fees $6,053, which are offset against an expense reimbursement currently in effect in the amount of $6,388.

(c) The Company and the Manager have received an exemptive order from the SEC which, among other things, permits the fund to use cash collateral received in connection with lending the fund's securities and other uninvested cash to purchase shares of one or more registered money market mutual funds advised by the Manager in excess of the limitations imposed by the Act.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2006, amounted to $34,918,541 and $46,602,153, respectively.

At April 30, 2006, accumulated net unrealized appreciation on investments was $12,506,471, consisting of $13,229,010 gross unrealized appreciation and $722,539 gross unrealized depreciation.

At April 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Event:

Effective on or about June 1, 2006, the fund will no longer offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The Fund 27

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S I N V E S T M E N T MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund's Board of Directors held on February 1 and

2, 2006, the Board considered the re-approval for an annual period of the fund's Investment Management Agreement ("Management Agreement"), pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager's representatives reviewed the fund's distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager's representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager's corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund's distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund's asset size.

The Board members also considered the Manager's research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager's extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund's Performance, Management Fee and Expense Ratio. The Board members reviewed the fund's performance and placed significant emphasis on comparisons to a group of retail front-end load large-cap core funds (the "Performance Group") and to a larger universe of funds, consisting of all retail and institutional large-

28

cap core funds (the "Performance Universe") selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons for various periods ended November 30, 2005, and noted that the fund's total return performance was above the Performance Group median for each period (except the 10-year period) and variously above and below the Performance Universe median for the periods. A representative of the Manager noted the portfolio management change in October 2004, when Sean Fitzgibbon became the fund's primary portfolio manager, and that the fund's total return performance for the one- and two-year periods ended November 30, 2005 was higher than the Performance Group and Performance Universe medians.The Manager also provided the Board with the fund's total return performance and the quartile, percentile and rank of the fund within its Lipper category (as provided by Lipper) for periods ended December 31, 2005, which were generally consistent with the November 30, 2005 relative total returns.

The Board members also discussed the fund's management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the "Expense Group") and a broader group of funds (the "Expense Universe"), each selected and provided by Lipper.The Board noted that the fund was the only fund in the Expense Group with a "unitary fee" structure. The Board also noted that the Manager was voluntarily waiving a portion of its management fee in the amount of 0.10% of the value of the fund's average daily net assets until April 4, 2006 (representing 11.1% of the contractual management fee), and that the fund's expense ratio was lower than the Expense Group and Expense Universe medians with or without the voluntary waiver. Representatives of the Manager and the Board members agreed that the Manager's voluntary waiver of a portion of the fund's management fee would remain at 0.10% of the value of the fund's average daily net assets and continue until April 4, 2007.

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund's Lipper category (the "Similar Funds"), and by other accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund (collectively with the Similar Funds, the "Similar Accounts"). The Manager's representatives explained the nature of the Similar Accounts and the differences, from the Manager's perspective, in providing services to such Similar Accounts as compared to managing and providing services to the fund. The Manager's representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the Manager's performance and the services provided, noting the fund's "unitary fee" structure. The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund's management fee.The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. The Manager's representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager's approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the

30

relevant circumstances for the fund, including the recent decline in assets, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to the Manager from acting as investment adviser and noted the Manager's soft dollar arrangements with respect to trading the fund's portfolio.

It was noted that the Board members should consider the Manager's profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund's assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund's Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund's performance.
  The Board concluded that the fee paid by the fund to the Manager, particularly given the Manager's continuation of the fee waiver, was reasonable in light of the services provided, comparative perfor- mance, expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund's Management Agreement was in the best interests of the fund and its shareholders and that the Management Agreement would be renewed through April 4, 2007.

32

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Premier Family of Funds 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation 0318SA0406

Dreyfus Premier Limited Term Income Fund

SEMIANNUAL REPORT April 30, 2006

Save time. Save paper. View your next shareholder report online as soon as it's available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It's simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund's Expenses
6	Comparing Your Fund's Expenses
With Those of Other Funds
7	Statement of Investments
24	Statement of Financial Futures
24	Statement of Options Written
25	Statement of Assets and Liabilities
26	Statement of Operations
27	Statement of Changes in Net Assets
29	Financial Highlights
33	Notes to Financial Statements
46	Information About the Review
and Approval of the Fund's
Investment Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Premier Limited Term Income Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier Limited Term Income Fund, covering the six-month period from November 1, 2005, through April 30, 2006.

Since June 2004, the Federal Reserve Board (the "Fed") has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. Recently, Fed Chairman Ben Bernanke suggested that the Fed may soon pause to assess current economic data and evaluate the impact of its credit tightening campaign. In our view, the Fed's efforts so far have largely been successful: the economy has grown at a moderate pace, the unemployment rate has dropped to multi-year lows, corporate profits have risen, and inflation has remained low despite volatile energy prices.

However, the bond market is more likely to be influenced not by what the Fed already has accomplished, but by investors' expectations of what is to come, including the Fed's decision to increase interest rates further, maintain them at current levels or reduce them to stimulate future growth.We believe that this decision will depend largely on the outlook for core inflation in 2007.The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures build in an expanding economy, the Fed may choose to resume tightening later this year.As always, we urge you to discuss with your financial advisor the potential implications of these possibilities on your investments.

For information about how the fund performed, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund's portfolio manager.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter Chairman and Chief Executive Officer The Dreyfus Corporation May 15, 2006

2

DISCUSSION OF FUND PERFORMANCE

Chris Pellegrino, CFA, Portfolio Manager

How did Dreyfus Premier Limited Term Income Fund perform relative to its benchmark?

For the six-month period ended April 30, 2006, the fund achieved total returns of 0.20% for Class A shares, 0.05% for Class B shares, 0.03% for Class C shares and 0.41% for Class R shares.1 The fund's benchmark, the Lehman Brothers U.S.Aggregate Index (the "Index"), produced a total return of 0.56% for the same period.2

After demonstrating remarkable resilience during most of the Federal Reserve Board's (the "Fed") credit tightening campaign, bond yields began to rise, and their prices fell during the reporting period as investors became more concerned about potential inflationary pressures in the strong U.S. economy. The fund produced lower returns than the Index, primarily due to its light exposure to mortgage-backed securities. In addition, unlike the fund's returns, the Index does not reflect fund fees and expenses.

What is the fund's investment approach?

The fund's goal is to provide shareholders with as high a level of current income as is consistent with safety of principal and maintenance of liquidity. To pursue its goal, the fund invests primarily in various types of U.S. and foreign investment-grade bonds, including government bonds, mortgage-backed securities and corporate debt.

When choosing securities for the fund, we conduct extensive research into the credit history and current financial strength of investment-grade bond issuers.We also examine such factors as the long-term outlook for the industry in which the issuer operates, the economy, the bond market and the maturity of the securities. Generally speaking, bonds with longer maturities tend to offer higher yields but also can be expected to fluctuate more in price than their short-term counterparts. Although the portfolio manager may invest in individual bonds

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

with different remaining maturities, the fund's dollar-weighted average portfolio maturity will be no more than 10 years.

What other factors affected the fund's performance?

As it has since June 2004, the Fed continued its effort to forestall inflationary pressures by raising the overnight federal funds rate four times during the reporting period to 4.75% . During much of the Fed's credit tightening campaign, longer-term fixed-income securities held up remarkably well, primarily due to investors' low inflation expectations and robust demand from overseas investors. As a result, the difference between shorter- and longer-term bond yields narrowed considerably. Indeed,at times during the reporting period,shorter-term rates exceeded longer-term yields, a phenomenon known as an "inverted yield curve."

Later in the reporting period, however, longer-term yields began to rise more sharply, eroding longer-maturity bond prices, as investors became more concerned that resurgent energy prices and other inflationary pressures might cause the Fed to raise rates more than previously expected. U.S. Treasury securities proved to be especially sensitive to rising interest rates, while mortgage-backed securities and investment-grade corporate bonds fared somewhat better.

In this changing market environment, the fund benefited early in the reporting period from our "barbell" yield curve strategy, which deemphasized bonds with three- to seven-year maturities in favor of securities at the short and long ends of the market's maturity range. This strategy helped the fund participate more fully in gains as yield differences narrowed. We began to move away from this strategy in January 2006, enabling the fund to avoid the full brunt of weakness among longer-term bonds later in the reporting period.

Our emphasis on corporate bonds with credit ratings toward the lower end of the investment-grade range also helped boost the fund's returns, as lower-rated credits benefited from investors' ample appetite for risk. The fund received strong contributions from high-quality asset-backed securities, commercial mortgage-backed securities, which

4

we regarded as higher-yielding alternatives to the U.S. government agency securities represented in the Index. In addition, the fund realized positive performance from opportunistically investing in Treasury Inflation Protected Securities.

However, the fund's relatively light exposure to mortgage-backed securities detracted from performance. Although we expected mortgage-backed securities to suffer in the rising interest-rate environment, they benefited from unusually low levels of market volatility, helping them produce higher returns than U.S. Treasury securities for the reporting period.

What is the fund's current strategy?

Although the Fed raised short-term interest rates for the sixteenth consecutive time on May 10, after the reporting period's close, we believe that the end of the Fed's credit tightening campaign is in sight. Accordingly, we have begun to position the fund for the next phase of the credit cycle, including setting its average duration in a neutral position and adopting a "bulleted" yield curve strategy. We have continued to emphasize corporate bonds, which we expect to benefit from strong business conditions and healthy balance sheets, and de-emphasize mortgage-backed securities, which began to encounter heightened volatility late in the reporting period.We also have been attentive to opportunities to add to the fund's holdings of asset-backed securities. In our judgment, these are prudent strategies in today's changing market environment.

May 15, 2006

[1] Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers U.S. Aggregate Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years.

The Fund 5

UNDERSTANDING YOUR FUND'S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial adviser.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Limited Term Income Fund from November 1, 2005 to April 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2006
	Class A	Class B	Class C	Class R

Expenses paid per $1,000 †	$ 4.22	$ 6.70	$ 6.70	$ 2.98
Ending value (after expenses)	$1,002.00	$1,000.50	$1,000.30	$1,004.10

COMPARING YOUR FUND'S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2006
	Class A	Class B	Class C	Class R

Expenses paid per $1,000 †	$ 4.26	$ 6.76	$ 6.76	$ 3.01
Ending value (after expenses)	$1,020.58	$1,018.10	$1,018.10	$1,021.82

† Expenses are equal to the fund's annualized expense ratio of .85% for Class A, 1.35% for Class B, 1.35% for Class C and .60% for Class R, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS April 30, 2006 (Unaudited)
	Coupon	Maturity	Principal
Bonds and Notes—132.6%	Rate (%)	Date	Amount ($)	Value ($)

Agricultural—.7%
Altria,
Notes	7.00	11/4/13	280,000	297,371
Asset-Backed Ctfs./
Automobile Receivables—4.4%
Capital One Prime Auto Receivables
Trust, Ser. 2006-1, Cl. A1	4.87	3/15/07	208,268	208,247
Ford Credit Auto Owner Trust,
Ser. 2004-A, Cl. C	4.19	7/15/09	100,000	98,416
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B	4.64	4/15/10	225,000	221,205
Hyundai Auto Receivables Trust,
Ser. 2004-A, Cl. B	3.46	8/15/11	80,000	77,834
Hyundai Auto Receivables Trust,
Ser. 2006-A, Cl. A2	5.13	2/16/09	150,000	150,038
National City Auto Receivables
Trust, Ser. 2004-A, Cl. A3	2.11	7/15/08	69,672	68,962
Nissan Auto Receivables Owner
Trust, Ser. 2003-C, Cl. A4	2.70	12/17/07	249,645	248,024
Nissan Auto Receivables Owner
Trust, Ser. 2006-A, Cl. A1	4.66	2/15/07	103,604	103,595
USAA Auto Owner Trust,
Ser. 2004-1, Cl. A3	2.06	4/15/08	279,497	277,042
Volkswagen Auto Loan Enhanced
Trust, Ser. 2003-1, Cl. A3	1.49	5/21/07	158	158
WFS Financial Owner Trust,
Ser. 2004-4, Cl. C	3.21	5/17/12	135,668	132,716
WFS Financial Owner Trust,
Ser. 2004-3, Cl. B	3.51	2/17/12	84,407	82,700
Whole Auto Loan Trust,
Ser. 2003-1, Cl. A4	2.58	3/15/10	180,000	177,549
				1,846,486
Asset-Backed Ctfs./Credit Cards—.8%
Capital One Multi-Asset Execution
Trust, Ser. 2004-C1, Cl. C1	3.40	11/16/09	325,000	320,554
Asset-Backed Ctfs./
Home Equity Loans—10.9%
Accredited Mortgage Loan Trust,
Ser. 2005-1, Cl. A2A	5.06	4/25/35	32,593 [a]	32,613
ACE Securities,
Ser. 2005-HE2, Cl. A2A	5.05	4/25/35	52,693 [a]	52,727

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./
Home Equity Loans (continued)
ACE Securities,
Ser. 2005-HE1, Cl. A2A	5.08	2/25/35	94,336 [a]	94,404
Ameriquest Mortgage Securities,
Ser. 2003-8, Cl. AF3	4.37	10/25/33	20,882	20,817
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.14	1/25/34	55,000	54,348
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	145,000	138,750
Bear Stearns Asset-Backed
Securities, Ser. 2005-HE3, Cl. 1A1	5.04	3/25/35	100,310 [a]	100,380
Bear Stearns Asset-Backed
Securities, Ser. 2005-HE2, Cl. 1A1	5.07	2/25/35	41,926 [a]	41,953
Centex Home Equity,
Ser. 2004-2, Cl. A1	5.13	1/25/25	14,755 [a]	14,764
Countrywide Asset-Backed Ctfs.,
Ser. 2004-3, Cl. M3	5.83	5/25/34	25,000 [a]	25,108
Credit-Based Asset Servicing
and Securitization,
Ser. 2006-CB1, Cl. AF1	5.46	1/25/36	140,505	139,983
Credit-Based Asset Servicing
and Securitization,
Ser. 2005-CB8, Cl. AF5	5.65	12/25/35	140,000	136,575
Credit-Based Asset Servicing
and Securitization,
Ser. 2006-CB2, Cl. AF1	5.72	12/25/36	105,209	104,887
CS First Boston Mortgage
Securities, Ser. 2005-FIX1, Cl. A5	4.90	5/25/35	290,000	274,726
First Franklin Mortgage Loan
Asset-Backed Ctfs.,
Ser. 2004-FF6, Cl. M2	6.21	7/25/34	200,000 [a]	204,304
First NLC Trust,
Ser. 2005-3, Cl. AV2	5.19	12/25/35	175,000 [a]	175,176
Merrill Lynch Mortgage Investors,
Ser. 2005-WMC1, Cl. A2A	5.06	9/25/35	5,496 [a]	5,500
Morgan Stanley ABS Capital I,
Ser. 2005-WMC2, Cl. A2A	5.04	2/25/35	41,014 [a]	41,041
Morgan Stanley Home Equity Loans,
Ser. 2006-3, Cl. A1	5.13	4/25/36	80,000 [a]	80,000

8

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./
Home Equity Loans (continued)
Ownit Mortgage Loan Asset-Backed
Ctfs., Ser. 2006-2, Cl. A2A	5.04	1/25/37	483,265 [a]	483,628
Ownit Mortgage Loan Asset-Backed
Ctfs., Ser. 2006-1, Cl. AF1	5.42	12/25/36	224,193	223,095
Renaissance Home Equity Loan
Trust, Ser. 2006-1, Cl. AF2	5.53	5/25/36	205,000	204,585
Residential Asset Mortgage
Products, Ser. 2004-RS9, Cl. AI2	3.68	8/25/26	38,597	38,446
Residential Asset Mortgage
Products, Ser. 2004-RS8, Cl. AI2	3.81	1/25/26	26,374	26,295
Residential Asset Mortgage
Products, Ser. 2006-NC2, Cl. A1	5.04	2/25/36	332,835 [a]	333,108
Residential Asset
Mortgage Products,
Ser. 2005-EFC6, Cl. 1A1	5.05	11/25/35	273,672 [a]	273,881
Residential Asset Mortgage
Products, Ser. 2005-RS2, Cl. AII1	5.07	2/25/35	98,227 [a]	98,306
Residential Asset
Mortgage Products,
Ser. 2004-RS12, Cl. AII1	5.09	6/25/27	44,512 [a]	44,545
Residential Asset Mortgage
Products, Ser. 2003-RS9, Cl. MI1	5.80	10/25/33	105,000	103,878
Residential Asset Securities,
Ser. 2005-EMX1, Cl. AI1	5.06	3/25/35	149,057 [a]	149,166
Residential Asset Securities,
Ser. 2004-KS10, Cl. AI1	5.13	10/25/13	978 [a]	978
Residential Asset Securities,
Ser. 2002-KS4, Cl. AIIB	5.21	7/25/32	210,479 [a]	210,727
Residential Asset Securities,
Ser. 2005-EMX3, Cl. M1	5.39	9/25/35	300,000 [a]	301,083
Soundview Home Equity Loan Trust,
Ser. 2005-A, Cl. M5	5.76	4/25/35	125,000 [a]	126,648
Specialty Underwriting &
Residential Finance,
Ser. 2006-BC2, Cl. A2A	5.02	2/25/37	121,435 [a]	121,435
Specialty Underwriting &
Residential Finance,
Ser. 2005-BC1, Cl. A1A	5.07	12/25/35	46,673 [a]	46,705

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./
Home Equity Loans (continued)
Specialty Underwriting &
Residential Finance,
Ser. 2004-BC4, Cl. A2A	5.11	10/25/35	31,418 [a]	31,439
				4,556,004
Asset-Backed Ctfs./
Manufactured Housing—.7%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	150,248	156,505
Origen Manufactured Housing,
Ser. 2005-B, Cl. A2	5.25	12/15/18	120,000	118,916
				275,421
Auto Manufacturing—.4%
DaimlerChrysler,
Notes	4.88	6/15/10	65,000	62,787
DaimlerChrysler,
Notes	7.30	1/15/12	110,000	116,699
				179,486
Automotive, Trucks & Parts—.2%
Johnson Controls,
Sr. Notes	5.25	1/15/11	75,000	73,664
Banking—7.0%
Bank of Scotland,
Bonds	7.00	11/29/49	60,000 [a,b]	61,162
Chuo Mitsui Trust & Banking,
Sub. Notes	5.51	12/29/49	395,000 [a,b]	370,083
Crestar Capital Trust I,
Capital Securities	8.16	12/15/26	120,000	126,315
Industrial Bank of Korea,
Sub. Notes	4.00	5/19/14	120,000 [a,b]	114,208
NB Capital Trust IV,
Capital Securities	8.25	4/15/27	110,000	116,625
Popular North America,
Notes, Ser. F	5.24	12/12/07	215,000 [a]	215,157
Resona Bank,
Notes	5.85	9/29/49	250,000 [a,b]	239,206
Shinsei Finance Cayman,
Bonds	6.42	1/29/49	110,000 [a,b]	107,000
Sovereign Bancorp,
Sr. Notes	4.80	9/1/10	145,000 [b]	139,739

10

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Banking (continued)
Sovereign Bancorp,
Sr. Notes	5.10	3/1/09	35,000 [a,b]	35,054
Sumitomo Mitsui Banking,
Notes	5.63	7/29/49	265,000 [a,b]	253,596
USB Capital IX,
Sub. Notes	6.19	4/15/42	175,000 [a]	173,109
Washington Mutual,
Sub. Notes	4.63	4/1/14	315,000	285,999
Washington Mutual,
Notes	5.37	1/15/10	100,000 [a]	100,514
Washington Mutual Preferred
Funding Delaware, Bonds, Ser. A-1	6.53	3/29/49	100,000 [a,b]	97,559
Wells Fargo Capital,
Capital Securities, Ser. B	7.95	12/1/26	60,000 [b]	62,990
Wells Fargo Capital,
Capital Securities, Ser. I	7.96	12/15/26	115,000	120,812
Western Financial Bank,
Sub. Debs.	9.63	5/15/12	155,000	174,375
Zions Bancorporation,
Sub. Notes	6.00	9/15/15	100,000	99,892
				2,893,395
Building & Construction—.1%
Centex,
Notes	4.75	1/15/08	40,000	39,451
Chemicals—.5%
ICI North America,
Debs.	8.88	11/15/06	45,000	45,737
ICI Wilmington,
Notes	4.38	12/1/08	65,000	62,623
ICI Wilmington,
Notes	7.05	9/15/07	30,000	30,456
Lubrizol,
Sr. Notes	4.63	10/1/09	50,000	48,495
				187,311
Commercial &
Professional Services—.6%
Erac USA Finance,
Notes	5.40	4/30/09	25,000 [a,b]	25,025
Erac USA Finance,
Notes	7.35	6/15/08	110,000 [b]	113,990

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Commercial &
Professional Services (continued)
RR Donnelley & Sons,
Notes	4.95	4/1/14	125,000	113,667
				252,682
Commercial Mortgage
Pass-Through Ctfs.—10.2%
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. A	5.32	4/25/34	69,707 [a,b]	69,838
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. M6	5.60	4/25/36	123,131 [a,b]	123,131
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. M5	5.61	1/25/36	98,083 [a,b]	98,083
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-T18, Cl. A2	4.56	2/13/42	85,000	82,665
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR5, Cl. A3	4.57	7/11/42	110,000	105,299
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12, Cl. A4	4.68	8/13/39	200,000	188,684
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-T22, Cl. A2	5.47	4/12/38	125,000	125,379
Bear Stearns Commercial Mortgage
Securities, Ser. 1999-WF2, Cl. A1	6.80	7/15/31	35,709	36,068
Calwest Industrial Trust,
Ser. 2002-CALW, Cl. A	6.13	2/15/17	175,000 [b]	180,340
Capco America Securitization,
Ser. 1998-D7, Cl. A1B	6.26	10/15/30	700,000	713,220
Credit Suisse/Morgan Stanley
Commercial Mortgage Ctfs.,
Ser. 2006-HC1A, Cl. A1	5.09	5/15/23	90,000 [a,b]	90,000
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	65,000 [b]	63,272
DLJ Commercial Mortgage,
Ser. 1998-CF2, Cl. A1B	6.24	11/12/31	270,000	275,112
DLJ Commercial Mortgage,
Ser. 1999-CG1, Cl. A1B	6.46	3/10/32	370,000	379,450
First Union-Lehman Brothers-Bank
of America Commercial Mortgage
Trust, Ser. 1998-C2, Cl. A2	6.56	11/18/35	257,356	261,848
Global Signal Trust,
Ser. 2006-1, Cl. C	5.71	2/15/36	45,000 [b]	44,624

12

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Commercial Mortgage
Pass-Through Ctfs. (continued)
Global Signal Trust,
Ser. 2006-1, Cl. E	6.50	2/15/36	45,000 [b]	44,960
J.P. Morgan Commercial Mortgage
Finance, Ser. 2000-C10, Cl. A2	7.37	8/15/32	286,684	303,033
LB Commercial Conduit Mortgage
Trust, Ser. 1999-C1, Cl. B	6.93	6/15/31	150,000	156,203
Mach One Trust Commercial
Mortgage-Backed,
Ser. 2004-1A, Cl. A1	3.89	5/28/40	198,834 [b]	193,893
Morgan Stanley Capital I,
Ser. 2006-T21, Cl. A2	5.09	10/12/52	45,000	44,301
Morgan Stanley Capital I,
Ser. 1998-WFI, Cl. A2	6.55	3/15/30	237,873	240,996
Washington Mutual Asset
Securities, Ser. 2003-C1A, Cl. A	3.83	1/25/35	432,902 [b]	414,277
				4,234,676
Diversified Financial Services—7.6%
Amvescap,
Notes	4.50	12/15/09	120,000	115,471
Amvescap,
Notes	5.38	12/15/14	150,000	142,047
Amvescap,
Sr. Notes	5.90	1/15/07	130,000	130,422
Boeing Capital,
Sr. Notes	7.38	9/27/10	175,000	187,627
CIT,
Bonds	5.28	1/30/09	230,000 [a]	230,490
Fondo LatinoAmericano de Reservas,
Notes	3.00	8/1/06	145,000 [b]	144,199
Glencore Funding,
Notes	6.00	4/15/14	180,000 [b]	170,002
Goldman Sachs,
Sr. Notes	5.00	1/15/11	160,000 [c]	156,228
HSBC Finance,
Notes	6.75	5/15/11	55,000	57,704
International Lease Finance,
Notes	4.75	1/13/12	145,000	137,963
Jefferies,
Sr. Notes	7.75	3/15/12	250,000	271,241

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Diversified Financial
Services (continued)
John Deere Capital,
Notes, Ser. D	4.88	10/15/10	290,000	282,667
Lehman Brothers,
Notes	5.50	4/4/16	185,000 [c]	179,052
Merrill Lynch & Co.,
Notes, Ser. C	4.79	8/4/10	140,000 [c]	136,050
Mizuho JGB Investment,
Bonds, Ser. A	9.87	12/29/49	105,000 [a,b]	113,640
MUFG Capital Finance Tier 1,
Sr. Sub. Notes	6.35	3/15/49	100,000 [a]	98,168
Pemex Finance,
Notes, Ser. 2000-1, Cl. A1	9.03	2/15/11	110,000	118,771
Pemex Finance,
Bonds, Ser. 1999-2, Cl. A1	9.69	8/15/09	70,000	75,100
Residential Capital,
Sr. Notes	6.07	11/21/08	320,000 [a]	322,047
Tokai Preferred Capital,
Bonds, Ser. A	9.98	12/29/49	105,000 [a,b]	113,827
				3,182,716
Diversified Metals & Mining—.6%
BHP Billiton Finance USA,
Notes	5.00	12/15/10	120,000	117,679
Falconbridge,
Bonds	5.38	6/1/15	25,000	23,297
Falconbridge,
Notes	6.00	10/15/15	105,000	102,240
				243,216
Electric Utilities—4.6%
Alabama Power,
Sr. Notes, Ser. X	3.13	5/1/08	140,000	134,168
Consolidated Edison Company of New
York, Debs., Ser. 2002-B	4.88	2/1/13	200,000	190,807
Dominion Resources,
Sr. Notes, Ser. D	5.26	9/28/07	245,000 [a]	245,278
Duke Energy,
Sr. Notes	5.63	11/30/12	50,000	49,756
FirstEnergy,
Sr. Notes, Ser. B	6.45	11/15/11	115,000	118,728

14

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Electric Utilities (continued)
FPL Group Capital,
Debs., Ser. B	5.55	2/16/08	90,000	90,137
Niagara Mohawk Power,
First Mortgage Bonds	7.75	5/15/06	300,000	300,250
NiSource Finance,
Sr. Notes	3.20	11/1/06	40,000	39,573
NiSource Finance,
Sr. Notes	5.34	11/23/09	45,000 [a]	45,194
NiSource Finance,
Sr. Notes	7.88	11/15/10	110,000	118,938
Ohio Power,
Sr. Notes, Ser. G	6.60	2/15/33	20,000	20,326
Peco Energy,
First Mortgage Bonds	3.50	5/1/08	135,000	130,198
Pepco,
Notes	5.50	8/15/07	285,000	284,956
PP&L Capital Funding,
Notes, Ser. D	8.38	6/15/07	60,000	61,526
Southern California Edison,
First Mortgage Bonds,
Ser. 2004-A	5.00	1/15/14	70,000	66,748
				1,896,583
Environmental Control—.4%
Oakmont Asset Trust,
Notes	4.51	12/22/08	155,000 [b]	150,047
Republic Services,
Notes	6.09	3/15/35	35,000	32,925
				182,972
Food & Beverages—.8%
HJ Heinz,
Notes	6.43	12/1/20	150,000 [b]	152,517
Safeway,
Sr. Notes	4.95	8/16/10	135,000	130,866
Tyson Foods,
Sr. Notes	6.60	4/1/16	60,000	58,965
				342,348
Health Care—1.0%
Quest Diagnostics,
Sr. Notes	5.13	11/1/10	70,000	68,518

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Health Care (continued)
Teva Pharmaceutical Finance,
Sr. Notes	6.15	2/1/36	115,000	106,597
UnitedHealth,
Sr. Notes	5.25	3/15/11	150,000	148,245
WellPoint,
Notes	5.00	1/15/11	75,000	73,141
				396,501
Lodging & Entertainment—.3%
Carnival,
Sr. Notes	3.75	11/15/07	140,000	136,558
Manufacturing—.5%
Tyco International,
Notes	5.80	8/1/06	115,000	115,112
Tyco International,
Notes	6.88	1/15/29	100,000	103,139
				218,251
Media—1.7%
Clear Channel Communications,
Sr. Notes	7.65	9/15/10	175,000	184,511
Comcast Cable Communications,
Sr. Notes	6.75	1/30/11	250,000 [c]	260,355
Media General,
Notes	6.95	9/1/06	55,000	55,136
Univision Communications,
Sr. Notes	2.88	10/15/06	135,000	133,402
Viacom,
Sr. Notes	5.75	4/30/11	80,000 [b]	79,530
				712,934
Oil & Gas—.9%
Buckeye Partners,
Notes	5.30	10/15/14	145,000	137,928
Enbridge Energy Partners,
Sr. Notes	6.30	12/15/34	130,000	121,994
ONEOK,
Notes	5.20	6/15/15	135,000	127,093
				387,015

16

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Paper & Forest Products—.6%
International Paper,
Notes	5.85	10/30/12	65,000	64,791
Temple-Inland,
Bonds	6.63	1/15/18	120,000	121,718
Weyerhaeuser,
Notes	6.75	3/15/12	60,000	62,177
				248,686
Property-Casualty Insurance—1.3%
Aegon Funding,
Sr. Notes	5.75	12/15/20	140,000	135,767
American International,
Notes	5.05	10/1/15	120,000 [b]	113,190
AON,
Capital Securities	8.21	1/1/27	115,000	127,577
Assurant,
Sr. Notes	6.75	2/15/34	35,000	35,193
ING Groep,
Bonds	5.78	12/29/49	90,000 [a]	86,354
Prudential Financial,
Sr. Notes	4.10	11/15/06	45,000 [a]	44,742
				542,823
Real Estate Investment Trusts—5.2%
Archstone-Smith Operating Trust,
Sr. Notes	5.25	5/1/15	175,000	166,137
Arden Realty,
Notes	5.20	9/1/11	140,000	138,443
Arden Realty,
Notes	5.25	3/1/15	25,000	24,080
Boston Properties,
Sr. Notes	6.25	1/15/13	140,000	143,330
Brandywine Operating Partnership,
Sub. Notes	5.41	4/1/09	75,000 [a]	75,034
Duke Realty,
Sr. Notes	5.25	1/15/10	300,000	295,171
EOP Operating,
Notes	5.59	10/1/10	45,000 [a]	45,424

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Real Estate Investment
Trusts (continued)
EOP Operating,
Sr. Notes	7.00	7/15/11	135,000	142,159
ERP Operating,
Notes	5.13	3/15/16	75,000	70,195
Healthcare Realty Trust,
Sr. Notes	5.13	4/1/14	200,000	185,476
HRPT Properties Trust,
Sr. Notes	5.52	3/16/11	100,000 [a]	100,292
Mack-Cali Realty,
Notes	5.05	4/15/10	100,000	96,999
Mack-Cali Realty,
Sr. Notes	5.13	1/15/15	70,000	65,148
Mack-Cali Realty,
Notes	5.25	1/15/12	35,000	33,880
National Retail Properties,
Sr. Notes	6.15	12/15/15	100,000	97,311
Regency Centers,
Sr. Notes	5.25	8/1/15	105,000	98,663
Simon Property,
Notes	4.60	6/15/10	50,000	48,217
Simon Property,
Notes	5.63	8/15/14	135,000	132,013
Socgen Real Estate,
Bonds, Ser. A	7.64	12/29/49	200,000 [a,b]	205,386
				2,163,358
Residential Mortgage
Pass-Through Ctfs.—3.9%
American General Mortgage Loan
Trust, Ser. 2006-1, Cl. A1	5.75	12/25/35	101,986 [b]	102,058
Banc of America Mortgage
Securities, Ser. 2004-F, Cl. 2A7	4.15	7/25/34	289,009 [a]	280,229
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	2/25/35	115,000	110,748
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	5.31	5/25/36	69,811 [a]	69,811
Nomura Asset Acceptance,
Ser. 2005-AP1, Cl. 2A5	4.86	2/25/35	285,000	272,724
Nomura Asset Acceptance,
Ser. 2005-AP2, Cl. A5	4.98	5/25/35	190,000	182,218

18

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Residential Mortgage Pass-Through Ctfs. (continued)
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	105,000	101,526
Opteum Mortgage Acceptance,
Ser. 2005-1, Cl. A2	5.10	2/25/35	63,235 [a]	63,265
Washington Mutual,
Ser. 2004-AR7, Cl. A6	3.94	7/25/34	150,000 [a]	144,058
Washington Mutual,
Ser. 2003-AR10, Cl. A6	4.07	10/25/33	125,000 [a]	121,390
Washington Mutual,
Ser. 2004-AR9, Cl. A7	4.19	8/25/34	195,000 [a]	187,629
				1,635,656
Retail—.7%
CVS,
Notes	4.00	9/15/09	60,000	57,249
Darden Restaurants,
Sr. Notes	4.88	8/15/10	115,000	111,027
Owens & Minor,
Sr. Notes	6.35	4/15/16	35,000	34,756
Yum! Brands,
Sr. Notes	8.88	4/15/11	90,000	101,201
				304,233
State Government—.8%
Erie County Tobacco Asset
Securitization, Asset-Backed
Bonds, Ser. E	6.00	6/1/28	60,000	58,634
Tobacco Settlement Authority of
Iowa, Asset-Backed Bonds, Ser. A	6.50	6/1/23	275,000	269,266
				327,900
Technology—.6%
Cooper Industries,
Notes	5.25	11/15/12	270,000 [b]	263,564
Telecommunications—3.2%
Cisco Systems,
Notes	4.85	2/20/09	135,000 [a,c]	135,233
Deutsche Telekom International
Finance, Notes	5.12	3/23/09	235,000 [a]	235,249
France Telecom,
Notes	7.75	3/1/11	90,000 [a]	98,009

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Telecommunications (continued)
New Cingular Wireless Services,
Sr. Notes	7.88	3/1/11	170,000	186,241
Royal KPN,
Sr. Notes	8.38	10/1/30	190,000	206,441
Sprint Capital,
Notes	8.75	3/15/32	170,000	211,547
Verizon Global Funding,
Sr. Notes	4.88	8/15/07	100,000 [a]	100,054
Verizon Wireless Capital,
Notes	5.38	12/15/06	170,000	170,112
				1,342,886
Transportation—.5%
FedEx,
Notes	3.50	4/1/09	70,000	66,524
Ryder System,
Notes	5.00	6/15/12	45,000	42,442
Union Pacific,
Notes	6.50	4/15/12	80,000	83,216
				192,182
U.S. Government Agencies/
Mortgage-Backed—36.8%
Federal Home Loan Mortgage Corp.:
4.00%, 10/1/09			77,396	74,832
4.50%, 10/1/09			125,251	122,706
5.00%, 6/1/33			372,406	353,436
6.00%, 6/1/12—2/1/14			38,582	38,914
6.50%, 3/1/11—9/1/29			62,608	63,756
7.00%, 3/1/12			22,912	23,485
7.50%, 12/1/25—1/1/31			54,541	56,984
8.00%, 10/1/19—10/1/30			26,486	27,983
8.50%, 7/1/30			2,375	2,558
9.00%, 8/1/30			4,815	5,248
Federal National Mortgage Association:
4.50%			1,800,000 [d]	1,713,924
5.00%			2,625,000 [d]	2,516,172
5.50%			3,450,000 [d]	3,360,906
6.00%			455,000 [d]	460,260
4.00%, 5/1/10			209,647	200,540
4.50%, 6/1/10—8/1/18			902,028	862,812
5.00%, 7/1/11—10/1/11			206,808	203,706
5.50%, 12/1/24—1/1/34			1,026,565	1,002,665
6.00%, 9/1/13—2/1/17			182,506	184,921

20

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

U.S. Government Agencies/
Mortgage-Backed (continued)
Federal National Mortgage
Association (continued):
7.00%, 7/1/15—5/1/31	46,927	48,340
7.50%, 3/1/12—3/1/31	55,159	57,424
8.00%, 5/1/13—3/1/31	27,928	29,617
Grantor Trust,
Ser. 2001-T11, Cl. B,
5.50%, 9/25/11	210,000	211,254
Government National Mortgage Association I:
6.00%, 1/15/29	61,584	61,930
6.50%, 9/15/08—6/15/29	80,973	83,486
7.00%, 8/15/25—9/15/31	73,576	76,440
7.50%, 12/15/26—1/15/31	20,431	21,452
8.00%, 1/15/30—10/15/30	20,632	22,063
8.50%, 4/15/25—9/15/30	10,772	11,697
9.00%, 10/15/27	11,608	12,631
9.50%, 2/15/25	7,571	8,363
Ser. 2004-43, Cl. A, 2.82%, 12/16/19	265,704	252,634
Ser. 2004-23, Cl. B, 2.95%, 3/16/19	250,000	237,039
Ser. 2004-57, Cl. A, 3.02%, 1/16/19	169,221	161,261
Ser. 2004-97, Cl. AB, 3.08%, 4/16/22	246,603	235,076
Ser. 2003-64, Cl. A, 3.09%, 4/16/24	71,365	69,906
Ser. 2004-9, Cl. A, 3.36%, 8/16/22	240,097	228,620
Ser. 2004-25, Cl. AC, 3.38%, 1/16/23	326,566	312,285
Ser. 2004-77, Cl. A, 3.40%, 3/16/20	243,118	233,357
Ser. 2004-67, Cl. A, 3.65%, 9/16/17	179,739	174,620
Ser. 2005-50, Cl. A, 4.02%, 10/16/26	117,611	113,861
Ser. 2005-9, Cl. A, 4.03%, 5/16/22	119,620	116,016
Ser. 2005-12, Cl. A, 4.04%, 5/16/21	87,000	84,439
Ser. 2005-42, Cl. A, 4.05%, 7/16/20	125,152	121,704
Ser. 2004-51, Cl. A, 4.15%, 2/16/18	337,789	328,676
Ser. 2006-9, Cl. A, 4.20%, 8/16/26	299,317	288,824
Ser. 2006-3, Cl. A, 4.21%, 1/16/28	99,389	96,074
Ser. 2005-67, Cl. A, 4.22%, 6/16/21	34,152	33,289
Ser. 2006-5, Cl. A, 4.24%, 7/16/29	272,917	263,852
Ser. 2005-59, Cl. A, 4.39%, 5/16/23	65,314	63,788
		15,335,826
U.S. Government Securities—24.1%
U.S. Treasury Bonds:
4.50%, 2/15/36	920,000	827,066
5.25%, 11/15/28	825,000	819,456
7.25%, 5/15/16	470,000	547,917

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

U.S. Government Securities (continued)
U.S. Treasury Inflation Protected Securities:
2.00%, 1/15/16	855,898 [e]	827,805
3.00%, 7/15/12	469,642 [c,e]	489,637
U.S. Treasury Notes:
4.75%, 5/15/14	95,000 [c]	93,260
4.88%, 4/30/11	6,420,000	6,408,970
		10,014,111
Total Bonds and Notes
(cost $56,268,332)		55,226,820

	Face Amount
	Covered by
Options—.1%	Contracts ($)	Value ($)

Call Options—.0%
12-Month Euribor Interest Swap,
March 2007 @ 4.488	870,000	1,967
U.S. Treasury Notes, 4.5%,
2/15/2016, May 2006 @ 99.53125	1,825,000	71
		2,038
Put Options—.1%
6-Month Euribor Interest Swap,
January 2007 @ 3.56	1,000,000	23,980
June 2006 5 Year Future,
May 2006 @ 104.5	800,000	4,125
		28,105
Total Options
(cost $36,022)		30,143

Other Investment—4.0%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,671,000)	1,671,000 [f]	1,671,000

	Principal
Short-Term Investment—.1%	Amount ($)	Value ($)

Agency Discount Note;
Federal National Mortgage
Association, 4.65%, 6/7/06
(cost $49,761)	50,000 [g]	49,761

22

Investment of Cash Collateral
for Securities Loaned—2.4%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $992,219)	992,219 [f]	992,219

Total Investments (cost $59,017,334)	139.2%	57,969,943
Liabilities, Less Cash and Receivables	(39.2%)	(16,322,375)
Net Assets	100.0%	41,647,568

[a] Variable rate security—interest rate subject to periodic change.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities amounted to $4,549,990 or 10.9% of net assets.
[c] All or a portion of these securities are on loan. At April 30, 2006, the total market value of the fund's securities on loan is $1,305,804 and the total market value of the collateral held by the fund is $1,346,219, consisting of cash collateral of $992,219 and U.S. Government and Agency securities valued at $354,000.
[d] Purchased on a forward commitment basis.
[e] Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
[f] Investment in affiliated money market mutual fund.
[g] Held by a broker as collateral for open financial futures positions.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Corporate Bonds	40.0	Short-Term/
U.S. Government Agencies/		Money Market Investments	6.5
Mortgage-Backed	36.8	State Government	.8
Asset/Mortgage-Backed	30.9	Futures/Options/Swaps	.2
U.S. Government	24.1		139.3

† Based on net assets. See notes to financial statements.

The Fund 23

STATEMENT OF FINANCIAL FUTURES April 30, 2006 (Unaudited)

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN April 30, 2006 (Unaudited)
	Face Amount
	Covered by
	Contracts ($)	Value ($)

Call Options:
U.S. Treasury Notes, 4.5%, 2/15/2016,
May 2006 @ 100.742188	3,650,000	285
U.S. Treasury Notes, 4.5%, 2/15/2016,
June 2006 @ 98.074219	1,250,000	1,074
Put Options:
U.S. Treasury Notes, 4.5%, 2/15/2016,
June 2006 @ 94.050781	1,250,000	3,809
12-Month Euribor Interest Swap,
March 2007 @ 5.973	870,000	4,850
June 2006 5 Year Future,
May 2006 @ 103.5	800,000	750
June 2006 5 Year Future,
May 2006 @ 104	800,000	1,875
(Premiums received $28,415)		12,643

See notes to financial statements.

24

STATEMENT OF ASSETS AND LIABILITIES April 30, 2006 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments
(including securities on loan, valued at $1,305,804)—Note 1(c):
Unaffiliated issuers	56,354,115	55,306,724
Affiliated issuers	2,663,219	2,663,219
Cash denominated in foreign currencies	430	421
Receivable for investment securities sold		6,957,786
Dividends and interest receivable		404,188
Unrealized appreciation on swap contracts—Note 4		73,318
Receivable for shares of Capital Stock subscribed		23,987
		65,429,643

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		35,317
Cash overdraft due to Custodian		48,516
Payable for investment securities purchased		14,072,824
Payable for open mortgage-backed dollar rolls—Note 4		8,540,869
Liability for securities on loan—Note 1(c)		992,219
Unrealized depreciation on swap contracts—Note 4		40,814
Payable for shares of Capital Stock redeemed		34,369
Outstanding options written, at value (premiums
received $28,415)—See Statement of Options Written		12,643
Payable to broker from swap transactions—Note 4		82
Payable for futures variation margin—Note 4		4,422
		23,782,075

Net Assets ($)		41,647,568

Composition of Net Assets ($):
Paid-in capital		43,469,039
Accumulated distributions in excess of investment income—net		(53,897)
Accumulated net realized gain (loss) on investments		(785,716)
Accumulated net unrealized appreciation (depreciation) on investments, foreign currency transactions, options transactions and swap transactions
(including $17,265 net unrealized appreciation on financial futures)		(981,858)

Net Assets ($)		41,647,568

Net Asset Value Per Share
	Class A	Class B	Class C	Class R

Net Assets ($)	15,848,523	8,592,252	6,579,960	10,626,833
Shares Outstanding	1,467,292	792,966	615,977	983,989

Net Asset Value Per Share ($)	10.80	10.84	10.68	10.80

See notes to financial statements.

The Fund 25

STATEMENT OF OPERATIONS Six Months Ended April 30, 2006 (Unaudited)
Investment Income ($):
Income:
Interest	1,072,192
Cash dividends;
Affiliated issuers	2,453
Income from securities lending	563
Total Income	1,075,208
Expenses:
Management fee—Note 3(a)	134,628
Distribution and service fees—Note 3(b)	85,343
Loan commitment fees—Note 2	287
Total Expenses	220,258
Investment Income—Net	854,950

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(876,592)
Net realized gain (loss) on financial futures	101,360
Net realized gain (loss) on options transactions	(6,516)
Net realized gain (loss) on swap transactions	13,999
Net realized gain (loss) on forward currency exchange contracts	103,312
Net Realized Gain (Loss)	(664,437)
Net unrealized appreciation (depreciation) on investments, foreign currency transactions, options transactions and swap transactions
[including ($22,297) net unrealized (depreciation) on financial futures]	(66,473)
Net Realized and Unrealized Gain (Loss) on Investments	(730,910)
Net Increase in Net Assets Resulting from Operations	124,040

See notes to financial statements.

26

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2006	Year Ended
	(Unaudited)	October 31, 2005

Operations ($):
Investment income—net	854,950	1,722,973
Net realized gain (loss) on investments	(664,437)	569,229
Net unrealized appreciation
(depreciation) on investments	(66,473)	(1,856,316)
Net Increase (Decrease) in Net Assets
Resulting from Operations	124,040	435,886

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(336,488)	(658,622)
Class B shares	(182,960)	(431,596)
Class C shares	(128,815)	(258,788)
Class R shares	(243,332)	(456,688)
Net realized gain on investments:
Class A shares	(207,472)	(222,110)
Class B shares	(136,745)	(189,155)
Class C shares	(96,730)	(108,849)
Class R shares	(148,257)	(151,727)
Total Dividends	(1,480,799)	(2,477,535)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A shares	2,107,106	5,663,294
Class B shares	618,938	1,182,035
Class C shares	694,611	1,482,037
Class R shares	187,494	849,558
Dividends reinvested:
Class A shares	276,958	474,884
Class B shares	217,076	403,292
Class C shares	153,086	255,034
Class R shares	228,044	353,603
Cost of shares redeemed:
Class A shares	(3,317,606)	(7,455,608)
Class B shares	(3,797,226)	(6,405,479)
Class C shares	(2,048,584)	(3,250,521)
Class R shares	(1,237,726)	(2,147,487)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	(5,917,829)	(8,595,358)
Total Increase (Decrease) in Net Assets	(7,274,588)	(10,637,007)

Net Assets ($):
Beginning of Period	48,922,156	59,559,163
End of Period	41,647,568	48,922,156
Distributions in excess of investment income—net	(53,897)	(17,252)

The Fund 27

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2006	Year Ended
	(Unaudited)	October 31, 2005

Capital Share Transactions:
Class A [a]
Shares sold	191,497	497,578
Shares issued for dividends reinvested	25,186	41,795
Shares redeemed	(300,890)	(655,500)
Net Increase (Decrease) in Shares Outstanding	(84,207)	(116,127)

Class B [a]
Shares sold	55,719	103,892
Shares issued for dividends reinvested	19,656	35,378
Shares redeemed	(343,720)	(562,088)
Net Increase (Decrease) in Shares Outstanding	(268,345)	(422,818)

Class C
Shares sold	64,177	131,899
Shares issued for dividends reinvested	14,065	22,694
Shares redeemed	(188,074)	(288,381)
Net Increase (Decrease) in Shares Outstanding	(109,832)	(133,788)

Class R
Shares sold	17,007	75,580
Shares issued for dividends reinvested	20,736	31,128
Shares redeemed	(113,016)	(188,772)
Net Increase (Decrease) in Shares Outstanding	(75,273)	(82,064)

[a] During the period ended April 30, 2006, 97,907 Class B shares representing $1,081,379 were automatically converted to 98,203 Class A shares and during the period ended October 31, 2005, 212,314 Class B shares representing $2,419,649 were automatically converted to 212,954 Class A shares.
See notes to financial statements.

28

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

[a] As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began accreting discount on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of these changes for the period ended October 31,
2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from
4.43% to 4.44%. Per share data and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect these changes in presentation.
[b] Based on average shares outstanding at each month end.
[c] Amount represents less than $.01 per share.
[d] Exclusive of sales charge.
[e] Not annualized.
[f] Annualized.
[g] The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2006,
October 31, 2005 and October 31, 2004 were 109.69%, 188.33% and 144.28%, respectively.

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS (continued)

a As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of these changes for the period ended October 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 3.91% to 3.93% . Per share data and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect these changes in presentation. b Based on average shares outstanding at each month end. c Amount represents less than $.01 per share. d Exclusive of sales charge. e Not annualized. f Annualized. g The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2006, October 31, 2005 and October 31, 2004 were 109.69%, 188.33% and 144.28%, respectively.

See notes to financial statements.

30

[a] As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began accreting discount on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of these changes for the period ended October 31,
2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from
3.88% to 3.90%. Per share data and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect these changes in presentation.
[b] Based on average shares outstanding at each month end.
[c] Amount represents less than $.01 per share.
[d] Exclusive of sales charge.
[e] Not annualized.
[f] Annualized.
[g] The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2006,
October 31, 2005 and October 31, 2004 were 109.69%, 188.33% and 144.28%, respectively.

See notes to financial statements.

The Fund 31

FINANCIAL HIGHLIGHTS (continued)

[a] As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began accreting discount on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of these changes for the period ended October 31,
2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from
4.79% to 4.80%. Per share data and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect these changes in presentation.
[b] Based on average shares outstanding at each month end.
[c] Not annualized.
[d] Annualized.
[e] The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2006,
October 31, 2005 and October 31, 2004 were 109.69%, 188.33% and 144.28%, respectively.
See notes to financial statements.

32

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Limited Term Income Fund (the "fund") is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering sixteen series, including the fund.The fund's investment objective is to obtain as high a level of current income as is consistent with safety of principal and maintenance of liquidity.Although the fund may invest in obligations with different remaining maturities,the fund's average maturity normally will not exceed ten years.The Dreyfus Corporation (the "Manager"or "Dreyfus") serves as the fund's investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial").

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares.The fund is authorized to issue 250 million shares of $.001 par value Capital Stock.The fund currently offers four classes of shares: Class A (50 million shares authorized), Class B (50 million shares authorized), Class C (50 million shares authorized) and Class R (100 million shares authorized). Class A, Class B and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A shares are sold with a front-end sales charge, while Class B and Class C shares are subject to a contingent deferred sales charge ("CDSC"). Class B shares automatically convert to Class A shares after six years. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Financial and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution or service fees. Class R shares are offered without a front-end sales charge or CDSC. Each class of shares has identical rights and privileges, except with respect to distribution and service fees and voting rights on matters affecting a single class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Effective March 1, 2006, Class A shares of the fund may be purchased at net asset value ("NAV") without payment of a sales charge:

  By qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the Distributor in a Dreyfus-managed fund, including the fund, or a Founders Asset Management LLC
  ("Founders") managed fund since on or before February 28, 2006. Founders is a wholly-owned subsidiary of the Distributor.
  With the cash proceeds from an investor's exercise of employment- related stock options, whether invested in the fund directly or indi- rectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relating to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor's spouse and minor children become eligi- ble to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options.
  By members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the qualified affinity group has entered into an affinity agreement with the Distributor.

Effective March 1, 2006, Class A shares of the fund may be purchased at NAV without payment of a sales charge:

For Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from qualified and non-qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the Distributor specifically relating to processing rollovers. Upon establishing the Dreyfus-sponsored IRA rollover account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A shares of the fund at NAV in such account.

The fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities (excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward currency exchange contracts), are valued each business day by an independent pricing service (the "Service") approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value (such as when an event occurs after the close of the exchange on which the security is principally traded and that is determined by the fund to have changed the value of the security), are valued at fair value as determined in good faith under the direction of the Board of Directors.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments,

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Investments in registered investment companies are valued at their NAV. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments in swap transactions are valued each business day by a pricing service approved by the Board of Directors. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions. It is the fund's policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as "affiliated" in the Act.

(e) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code").To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2005 were as follows: ordinary income $1,805,694 and long-term capital gains $671,841.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the "Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended April 30, 2006, the fund did not borrow under the Facility.

NOTE 3—Investment Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Management Agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .60% of the value of the fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees, service fees and expenses, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Directors (including counsel fees). Each Director receives $45,000 per year, plus $6,000 for each joint Board meeting of the Company, The Dreyfus/Laurel Tax-Free Municipal Funds and The Dreyfus/Laurel Funds Trust (collectively, the "Dreyfus/Laurel Funds") attended, $2,000 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $1,500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses.With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). With respect to compensation committee meetings, the Chair of the compensation committee receives $900 per meeting and, with respect to audit committee meetings, the Chair of the audit committee receives $1,350 per meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund, the $2,000 or $1,500 fee, as applicable, will be allocated between the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Directors.

During the period ended April 30, 2006, the Distributor retained $280 from commissions earned on sales of the fund's Class A shares and $14,008 and $355 from CDSC on redemptions of the fund's Class B and Class C shares, respectively.

(b) Under separate Distribution Plans (the "Plans") adopted pursuant to Rule 12b-1 under the Act, Class A shares may pay annually up to .25% of the value of its average daily net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. Class B and Class C shares pay the Distributor for distributing their shares at an aggregate

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

annual rate of .50% of the value of the average daily net assets of Class B and Class C shares. Class B and Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the "Service Plan"), under which Class B and Class C shares pay the Distributor for providing certain services to the holders of their shares a fee at the annual rate of .25% of the value of the average daily net assets of Class B and Class C shares. During the period ended April 30, 2006, Class A, Class B and Class C shares were charged $20,478, $25,384 and $17,859, respectively, pursuant to their respective Plans. During the period ended April 30, 2006, Class B and Class C shares were charged $12,692 and $8,930, respectively, pursuant to the Service Plan.

Under its terms, the Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those directors who are not "interested persons" of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plans or Service Plan.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $22,594, Rule 12b-1 distribution plan fees $9,577 and service plan fees $3,146.

(c) The Company and the Manager have received an exemptive order from the SEC which, among other things, permits the fund to use cash collateral received in connection with lending the fund's securities and other uninvested cash to purchase shares of one or more registered money market mutual funds advised by the Manager in excess of the limitations imposed by the Act.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, financial futures, options transactions, forward currency exchange contracts and swap transactions, during the period ended April 30, 2006, amounted to $132,822,893 and $136,664,519, respectively, of which $68,600,903 in purchases and $68,664,843 in sales were from mortgage dollar roll transactions.

A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market.The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to "mark to market" on a daily basis, which reflects the change in market value of the contracts at the close of each day's trading.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at April 30, 2006, are set forth in the Statement of Financial Futures.

The fund may purchase and write (sell) put and call options in order to gain exposure to or to protect against changes in the market.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates.

The following summarizes the fund's call/put options written for the

period ended April	30, 2006:

	Face Amount		Options Terminated

	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain (Loss) ($)

Contracts outstanding
October 31, 2005	4,100,000	15,587
Contracts written	14,100,000	48,300
Contracts terminated:
Contracts closed	3,610,000	8,365	9,817	(1,452)
Contracts expired	5,970,000	27,107	—	27,107
Total contracts
terminated	9,580,000	35,472	9,817	25,655
Contracts outstanding
April 30, 2006	8,620,000	28,415

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates.

The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. At April 30, 2006, there were no open forward currency exchange contracts outstanding.

The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap contracts in the Statement of Operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation (depreciation) on investments.

Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. For those credit default swaps in which the fund is receiving a fixed rate, the fund is providing credit protection on the underlying instrument.The maximum payouts for these contracts are limited to the notional amount of each swap.The following summarizes credit default swaps entered into by the fund at April 30, 2006:

					Unrealized
Notional	Reference		Receive (Pay)		Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%) Expiration		(Depreciation)($)

186,000	Alcoa, 6.5%,	Bear Stearns
	6/1/2011	& Co.	(.52)	6/20/2010	(2,760)
84,000	Alcoa, 6%,	Bear Stearns
	1/15/2012	& Co.	(.42)	6/20/2010	(906)
280,000	BelllSouth, 6%,	Bear Stearns
	10/15/2011	& Co.	(.62)	3/20/2016	(3,568)

				The Fund	43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

44
					Unrealized
Notional	Reference		Receive (Pay)		Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%) Expiration		(Depreciation)($)

180,000	BelllSouth, 6%,	Deutsche
	10/15/2011	Bank	(.62)	3/20/2016	(2,294)
325,000	Structured	Morgan
	Index	Stanley	(.70)	6/20/2013	(1,260)
325,000	Structured	Morgan
	Index	Stanley	2.25	6/20/2016	1,069
125,000	CMLTI 2006-WMC1,
	Cl. M8, 6.71%,	Morgan
	12/25/2035	Stanley	(1.20)	12/25/2035	458
270,000	ConocoPhillips,
	4.75%,	Bear Stearns
	10/15/2012	& Co.	(.31)	6/20/2010	(1,615)
125,000	JPMAC 2005-FRE1,
	Cl. M8, 6.62%,	Morgan
	10/25/2035	Stanley	(1.17)	10/25/2035	570
370,000	Koninklijke KPN
	N.V., 8%,	J.P. Morgan
	10/1/2010	Chase Bank	(.86)	12/20/2010	(2,953)
240,000	Koninklijke KPN
	N.V., 8%,	Deutsche
	10/1/2010	Bank	(.85)	12/20/2010	(1,815)
125,000	MABS Trust,
	2005-WMC1, Cl. M8,	J.P. Morgan
	3/25/2035	Chase Bank	(1.18)	4/25/2009	385
340,000	Morgan Stanley,
	6.6%, 4/1/2012	Citigroup	(.62)	6/20/2015	(7,314)
126,000	Nucor, 4.875%,	Bear Stearns
	10/1/2012	& Co.	(.40)	6/20/2010	(1,238)
560,000	Telefonica, S.A.,
	5.125%,	Deutsche
	2/14/2013	Bank	.54	3/20/2011	4,643
360,000	Telefonica, S.A.,
	5.125%,	J.P. Morgan
	2/14/2013	Chase Bank	.52	3/20/2011	2,666
					(15,932)

The fund may enter into interest rate swaps which involve the exchange of commitments to pay and receive interest based on a notional principal amount. The following summarizes open interest rate swaps entered into by the fund at April 30, 2006:

					Unrealized
Notional	Reference		Receive (Pay)		Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%) Expiration		(Depreciation)($)

1,224,000	USD-3 Month	J.P. Morgan
	LIBOR BBA	Chase Bank	(4.65)	5/13/2015	63,527
1,224,000	USD-3 Month	J.P. Morgan
	LIBOR BBA	Chase Bank	4.17	5/13/2008	(15,091)
48,436

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreement and are generally limited to the amount of net payments to be received, if any, at the date of default.

At April 30, 2006, accumulated net unrealized depreciation on investments was $1,047,391, consisting of $82,876 gross unrealized appreciation and $1,130,267 gross unrealized depreciation.

At April 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Event:

Effective on or about June 1, 2006, the fund will no longer offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund's Board of Directors held on February 1 and 2, 2006, the Board considered the re-approval for an annual period of the fund's Investment Management Agreement ("Management Agreement"), pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager's representatives reviewed the fund's distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager's representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager's corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund's distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund's asset size.

The Board members also considered the Manager's research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager's extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund's Performance, Management Fee and Expense Ratio. The Board members reviewed the fund's performance and placed significant emphasis on comparisons to a group of retail front-end load, intermediate investment grade debt funds (the "Performance Group") and to a larger universe of funds, consisting of all retail and institutional intermediate investment grade debt funds (the "Performance Universe") selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons.The Board noted that the fund's yield performance for the past ten one-year periods ended November 30th (1996-2005) was lower than the Performance Group and Performance Universe medians. The Board members noted that the fund's total return performance for various periods ended November 30, 2005 was lower than the Performance Group and Performance Universe medians for each of the periods, except it was higher than the Performance Universe for the one-year period and at the Performance Group median for the ten-year period.The Manager also presented the Board with the fund's total return performance and the quartile, percentile and rank of the fund's total return within its Lipper category (as provided by Lipper) for periods ended December 31, 2005, noting a significant improvement from the November 30, 2005 relative total returns.A representative of the Manager reminded the Board that, effective March 1, 2005 and as approved by the Board, the fund expanded the types of securities in which it may invest and the types of investment techniques in which it may engage and stated that use of some of those techniques have helped improve recent performance.

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board members also discussed the fund's management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the "Expense Group") and a broader group of funds (the "Expense Universe"), each selected and provided by Lipper. Noting the fund's "unitary fee structure", the Board members noted that the fund's expense ratio was lower than the Expense Group and Expense Universe medians.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund's Lipper category (the "Similar Funds"), and by other accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund (collectively with the Similar Funds, the "Similar Accounts"). The Manager's representatives explained the nature of the Similar Accounts and the differences, from the Manager's perspective, in providing services to such Similar Accounts as compared to managing and providing services to the fund. The Manager's representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the Manager's performance and the services provided, noting the fund's "unitary fee" structure. The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund's management fee.The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. The Manager's representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager's approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the recent decline in assets, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund's portfolio.

It was noted that the Board members should consider the Manager's profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund's assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund's Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board concluded that the nature, extent and quality of the services provided by the Manager are adequate and appropriate.
  While the Board was concerned with the fund's performance, it believed that the Manager had taken steps seeking to improve per- formance and was satisfied with the recent trend of improvement.
  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative perfor- mance, expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund's Management Agreement was in the best interests of the fund and its shareholders and that the Management Agreement would be renewed through April 4, 2007.

NOTES

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Premier Family of Funds 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation 0345SA0406

Dreyfus Premier Midcap Stock Fund

SEMIANNUAL REPORT April 30, 2006

Save time. Save paper. View your next shareholder report online as soon as it's available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It's simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund's Expenses
6	Comparing Your Fund's Expenses
With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
22	Notes to Financial Statements
30	Information About the Review
and Approval of the Fund's
Investment Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Premier Midcap Stock Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier Midcap Stock Fund, covering the six-month period from November 1, 2005, through April 30, 2006.

Since June 2004, the Federal Reserve Board has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. Recently, Fed Chairman Ben Bernanke suggested that the Fed may soon pause to assess current economic data and evaluate the impact of its credit tightening campaign. In our view, the Fed's efforts so far have largely been successful: the economy has grown at a moderate pace, the unemployment rate has dropped to multi-year lows, corporate profits have risen, and inflation has remained low despite volatile energy prices.

However, the financial markets are more likely to be influenced not by what the Fed already has accomplished, but by investors' expectations of what is to come, including the Fed's decision to increase rates further, maintain them at current levels or reduce them to stimulate future growth.We believe that this decision will depend largely on the outlook for core inflation in 2007.The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures build in an expanding economy, the Fed may choose to resume tightening later this year. As always, we urge you to discuss with your financial advisor the potential implications of these possibilities on your investments.

For information about how the fund performed, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund's portfolio manager.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter Chairman and Chief Executive Officer The Dreyfus Corporation May 15, 2006

2

DISCUSSION OF FUND PERFORMANCE

John O'Toole, Portfolio Manager

How did Dreyfus Premier Midcap Stock Fund perform relative to its benchmark?

For the six-month period ended April 30, 2006, the fund produced total returns of 14.20% for Class A shares, 13.73% for Class B shares, 13.72% for Class C shares, 14.24% for Class R shares and 14.05% for Class T shares.1 This compares with the fund's benchmark, the Standard & Poor's MidCap 400 Index ("S&P 400 Index"), which produced a total return of 15.26% for the same period.2

Despite higher energy prices and rising interest rates, stocks rose in an environment of robust U.S. and global economic growth.While most market sectors responded positively to these conditions, midcap stocks generally outperformed their large-cap counterparts.The fund derived particularly strong returns from investments in the consumer cyclicals, health care and financials sectors. However, the fund's performance relative to the benchmark was undermined by relatively weak returns in the consumer staples, utilities and energy areas.

What is the fund's investment approach?

The fund seeks capital appreciation.To pursue its goal, the fund normally invests at least 80% of its assets in stocks of midsize companies.

The fund invests primarily in a blended portfolio of growth and value stocks of mid-capitalization companies, which are chosen through a disciplined investment process that combines computer-modeling techniques, fundamental analysis and risk management.

The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the S&P 400 Index.

In selecting securities, we use a computer model to identify and rank stocks within an industry or sector, based on several characteristics, including: value, or how a stock is priced relative to its perceived intrin-

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

sic worth; growth, in this case the sustainability or growth of earnings; and financial profile, which measures the financial health of the company.

What other factors influenced the fund's performance?

Midcap stocks continued to produce strong gains during the reporting period, bolstered by the economy's resilience and investors' ample appetite for risk. The fund benefited from this positive market environment across a broad range of industry groups. For example, within the consumer cyclicals sector, retailers, lodging providers and small machinery makers all contributed positively to the fund's results. Top performers in these areas included clothing retailer American Eagle Outfitters, hotel franchiser Choice Hotels International and lawn machinery manufacturer The Toro Company.

Individual holdings within the health care, producer goods and financial sectors further enhanced the fund's performance.Within the health care sector, Magellan Health Services, which manages the delivery of behavioral health care treatment services, benefited from a favorable pricing environment and increased public awareness of mental health issues. In the producer goods sector, three holdings contributed significantly to the fund's positive performance: building materials provider Eagle Materials, coal producer Peabody Energy and specialty chemical manufacturer H.B. Fuller.All of these companies experienced rising demand for their products in the strong economy. Finally, within the financials sector, The Hanover Insurance Group benefited from improved managerial execution and a tighter focus on its property and casualty insurance business, while consumer finance provider AmeriCredit rose on the strength of better-than-expected consumer spending.

The fund's gains were more modest than that of its benchmark, partly because our disciplined, valuation-conscious investment approach produced a marginally less volatile portfolio. Disappointing performance from a few individual holdings also played a part in the fund's underperformance compared to the benchmark. Within the consumer staples area, chicken producers Pilgrim's Pride and Gold Kist were hurt by avian flu concerns, leading us to sell these positions.

4

Among utilities stocks, energy producer Black Hills suffered from uncertainties over the company's struggle to acquire a competitor. Another of the fund's utility holdings, WPS Resources, lost ground when it announced a weak outlook for future earnings. Finally, in the high-flying energy sector, the fund's modestly underweighted position among oil service companies undermined its relative performance.

What is the fund's current strategy?

While the economy has continued to grow, we believe the rate of expansion is slowing as the economy moves into the next phase of its cycle. Accordingly, we have begun to focus on companies that, in our view, offer greater predictability with regard to future revenue and earning prospects. More specifically, we are looking for companies that appear likely to deliver consistently positive financial results under a variety of economic conditions.

At the same time, the fund's holdings have remained broadly diversified within the midcap market, and we have allocated the fund's assets across various market sectors and capitalization ranges in a way that roughly mirrors the benchmark's composition. Our ongoing commitment to midcap investing reflects our belief that carefully selected investments in midcap stocks offer greater growth potential than large-cap stocks, but generally with fewer risks than small-cap stocks.

May 15, 2006

[1] Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor's MidCap 400 Index is a widely accepted, unmanaged total return index measuring the performance of the midsize-company segment of the U.S. market.

The Fund 5

UNDERSTANDING YOUR FUND'S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial adviser.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Midcap Stock Fund from November 1, 2005 to April 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2006
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 7.17	$ 11.13	$ 11.13	$ 5.84	$ 8.49
Ending value (after expenses)	$1,142.00	$1,137.30	$1,137.20	$1,142.40	$1,140.50

COMPARING YOUR FUND'S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2006
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 6.76	$ 10.49	$ 10.49	$ 5.51	$ 8.00
Ending value (after expenses)	$1,018.10	$1,014.38	$1,014.38	$1,019.34	$1,016.86

† Expenses are equal to the fund's annualized expense ratio of 1.35% for Class A, 2.10% for Class B, 2.10% for Class C, 1.10% for Class R and 1.60% for Class T; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS April 30, 2006 (Unaudited)
Common Stocks—98.3%	Shares	Value ($)

Consumer Cyclical—13.2%
Abercrombie & Fitch, Cl. A	24,500	1,487,885
American Eagle Outfitters	58,200	1,885,680
Applebee's International	39,400	914,474
Barnes & Noble	26,700	1,203,636
BorgWarner	13,400	813,782
CDW	15,900 [a]	946,368
Chico's FAS	29,600 [b]	1,096,976
Choice Hotels International	26,400	1,413,192
Claire's Stores	43,750	1,540,875
Continental Airlines, Cl. B	22,300 [a,b]	580,692
Cummins	8,300	867,350
Domino's Pizza	32,200	847,826
Dress Barn	41,200 [b]	1,041,948
HNI	15,800	835,504
K-Swiss, Cl. A	20,000	573,600
Longs Drug Stores	16,200	768,042
Men's Wearhouse	20,800	737,152
MSC Industrial Direct, Cl. A	20,200	1,047,572
O'Reilly Automotive	38,800 [b]	1,314,544
Polo Ralph Lauren	14,600	886,512
Sonic	20,600 [b]	698,546
Thor Industries	14,300	721,864
Toro	16,200	801,090
United Auto Group	16,400	693,720
		23,718,830
Consumer Staples—1.5%
Hormel Foods	53,500	1,795,460
JM Smucker	20,900	820,534
		2,615,994
Energy—10.4%
Energen	17,000	599,590
Grant Prideco	46,000 [b]	2,355,200
Helix Energy Solutions Group	29,400 [b]	1,141,308
Helmerich & Payne	21,100	1,534,814
Lone Star Technologies	17,500 [b]	927,675
Newfield Exploration	32,300 [b]	1,440,580

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Energy (continued)
NiSource	37,600 [a]	793,736
Noble Energy	30,400	1,367,392
Oneok	27,200	897,872
Pioneer Natural Resources	24,000	1,027,680
Plains Exploration & Production	31,600 [b]	1,165,092
Questar	19,150	1,532,957
Southwestern Energy	25,600 [b]	922,112
Tesoro	16,100	1,125,712
UGI	41,800	936,320
Unit	14,600 [b]	843,150
		18,611,190
Health Care—9.9%
Alkermes	47,800 [b]	1,026,266
AmerisourceBergen	19,300	832,795
Henry Schein	17,900 [b]	834,498
IDEXX Laboratories	14,800 [b]	1,231,508
Invitrogen	21,400 [b]	1,412,614
Kindred Healthcare	18,500 [b]	448,810
King Pharmaceuticals	45,900 [b]	798,201
Kos Pharmaceuticals	12,700 [b]	614,680
Laboratory Corp. of America Holdings	22,500 [b]	1,284,750
Magellan Health Services	34,700 [b]	1,410,555
Mine Safety Appliances	22,400	936,320
Owens & Minor	21,200	675,644
Pediatrix Medical Group	18,200 [b]	921,284
Respironics	23,000 [b]	842,260
Sepracor	26,800 [b]	1,196,352
United Therapeutics	10,100 [b]	601,455
Universal Health Services, Cl. B	23,800	1,208,802
Varian Medical Systems	29,950 [b]	1,568,781
		17,845,575
Interest Sensitive—17.7%
AG Edwards	26,900	1,421,396
American Capital Strategies	21,000 [a]	731,220
American Financial Group/OH	39,700	1,757,916
AmeriCredit	45,700 [b]	1,383,796
AmerUs Group	14,500	850,425

8

Common Stocks (continued)	Shares	Value ($)

Interest Sensitive (continued)
BankUnited Financial, Cl. A	16,968	520,748
Camden Property Trust	16,900	1,161,537
CBL & Associates Properties	29,200	1,167,708
City National/Beverly Hills, CA	20,000	1,459,200
Colonial BancGroup	77,700	2,014,761
Colonial Properties Trust	17,100	842,004
CompuCredit	25,200 [b]	1,006,740
Delphi Financial Group, Cl. A	16,900	885,391
Dime Bancorp (Warrants)	68,300 [b]	11,474
Downey Financial	12,100	868,538
Equity One	40,000	919,200
First American	42,500	1,810,500
FirstFed Financial	14,800 [b]	930,772
Greater Bay Bancorp	39,000	1,077,180
Greenhill & Co	9,900 [a]	702,108
Hanover Insurance Group	16,700	883,430
Liberty Property Trust	31,300	1,399,110
New Plan Excel Realty Trust	63,500	1,565,275
Selective Insurance Group	15,300	851,598
Sky Financial Group	35,000	904,750
Synovus Financial	38,100	1,066,800
Unitrin	20,700	1,011,195
Wilmington Trust	19,500	863,850
WR Berkley	46,500	1,740,030
		31,808,652
Producer Goods—18.1%
Airgas	41,800	1,690,810
Alliant Techsystems	13,100 [b]	1,047,869
Applied Industrial Technologies	26,400	1,096,920
Ashland	16,100	1,059,702
Avery Dennison	17,100	1,068,750
CH Robinson Worldwide	50,300	2,230,805
Commercial Metals	15,500	843,200
CommScope	30,700 [b]	1,014,635
Eagle Materials	19,800	1,311,750
Energizer Holdings	19,000 [b]	971,850
Florida Rock Industries	14,050	876,298

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Producer Goods (continued)
Flowserve	16,100 [b]	926,072
Genlyte Group	10,400 [b]	716,664
Graco	19,300	902,275
HB Fuller	16,800	878,640
Joy Global	13,200	867,108
Landstar System	19,300	820,057
NVR	1,350 [b]	1,019,250
Overseas Shipholding Group	21,700	1,059,611
Pacer International	16,100	552,069
Packaging Corp. of America	35,600	800,288
Peabody Energy	59,900	3,825,214
Quanex	21,000	897,960
Teleflex	12,400	808,976
Terex	9,800 [b]	848,190
Texas Industries	13,800	782,460
Thomas & Betts	20,800 [b]	1,184,560
Toll Brothers	20,300 [b]	652,645
Universal Forest Products	11,500	859,855
Watsco	14,300	907,335
		32,521,818
Services—9.4%
Catalina Marketing	25,700	608,576
Ceridian	39,100 [b]	947,393
ChoicePoint	23,900 [b]	1,052,317
Corporate Executive Board	14,300	1,531,959
Equifax	26,400	1,017,456
Fair Isaac	26,000	964,860
Getty Images	11,600 [a,b]	742,516
Global Payments	19,900	943,857
ITT Educational Services	20,350 [b]	1,293,243
John H. Harland	16,400	679,780
Laidlaw International	21,900	542,025
Manpower	18,400	1,198,760
NAVTEQ	10,300 [b]	427,656
Republic Services	35,900	1,579,959
Rollins	25,100	508,275

10

Common Stocks (continued)	Shares	Value ($)

Services (continued)
Washington Post, Cl. B	2,575	1,972,450
Weight Watchers International	18,600	917,910
		16,928,992
Technology—13.3%
ADTRAN	31,500	791,910
Amphenol, Cl. A	30,900	1,786,020
Arrow Electronics	61,200 [b]	2,215,440
Cadence Design Systems	71,800 [b]	1,359,174
CheckFree	14,400 [b]	775,728
Foundry Networks	41,500 [b]	589,715
Harris	30,900	1,439,013
Imation	26,500	1,113,000
Lam Research	47,100 [b]	2,302,248
MEMC Electronic Materials	50,600 [b]	2,054,360
Microchip Technology	62,700	2,336,202
NCR	17,100 [b]	673,740
Novell	109,500 [b]	900,090
Novellus Systems	32,400 [b]	800,280
Palm	45,400 [a,b]	1,026,040
Sybase	59,600 [b]	1,297,492
Transaction Systems Architects	30,600 [b]	1,222,164
Western Digital	58,600 [b]	1,232,944
		23,915,560
Utilities—4.8%
Black Hills	31,300	1,139,320
CenturyTel	31,300	1,180,010
Energy East	61,700	1,490,672
Great Plains Energy	38,700	1,093,275
OGE Energy	24,900	750,984
Pinnacle West Capital	20,400	818,040
PNM Resources	32,400	820,044
WPS Resources	25,850	1,292,242
		8,584,587
Total Common Stocks
(cost $154,098,326)		176,551,198

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—2.1%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $3,817,000)	3,817,000 [c]	3,817,000

Investment of Cash Collateral
for Securities Loaned—2.2%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $4,001,691)	4,001,691 [c]	4,001,691

Total Investments (cost $161,917,017)	102.6%	184,369,889
Liabilities, Less Cash and Receivables	(2.6%)	(4,687,185)
Net Assets	100.0%	179,682,704

[a] All or a portion of these securities are on loan. At April 30, 2006 the total market value of the fund's securities on loan is $3,864,768 and the total market value of the collateral held by the fund is $4,001,691.
[b] Non-income producing security.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Producer Goods	18.1	Services	9.4
Interest Sensitive	17.7	Utilities	4.8
Technology	13.3	Money Market Investments	4.3
Consumer Cyclical	13.2	Consumer Staples	1.5
Energy	10.4
Health Care	9.9		102.6

† Based on net assets. See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES April 30, 2006 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—
See Statement of Investments (including securities
on loan, valued at $3,864,768)—Note 1(b):
Unaffiliated issuers	154,098,326	176,551,198
Affiliated issuers	7,818,691	7,818,691
Cash		86,439
Receivable for investment securities sold		2,425,124
Dividends and interest receivable		100,391
Receivable for shares of Capital Stock subscribed		99,897
		187,081,740

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		221,717
Liability for securities on loan—Note 1(b)		4,001,691
Payable for investment securities purchased		3,052,847
Payable for shares of Capital Stock redeemed		122,781
		7,399,036

Net Assets ($)		179,682,704

Composition of Net Assets ($):
Paid-in capital		137,725,575
Accumulated investment (loss)—net		(283,347)
Accumulated net realized gain (loss) on investments		19,787,604
Accumulated net unrealized appreciation
(depreciation) on investments		22,452,872

Net Assets ($)		179,682,704

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T

Net Assets ($)	93,855,909	32,906,080	15,732,248	35,459,901	1,728,566
Shares Outstanding	5,568,779	2,145,373	1,023,276	2,039,879	105,050

Net Asset Value
Per Share ($)	16.85	15.34	15.37	17.38	16.45

See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS Six Months Ended April 30, 2006 (Unaudited)
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,018,543
Affiliated issuers	9,118
Interest	11,232
Income on securities lending	6,011
Total Income	1,044,904
Expenses:
Management fee—Note 3(a)	971,327
Distribution and service plan fees—Note 3(b)	366,058
Interest expense—Note 2	1,166
Loan commitment fees—Note 2	1,088
Total Expenses	1,339,639
Investment (Loss)—Net	(294,735)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	19,939,633
Net unrealized appreciation (depreciation) on investments	3,878,987
Net Realized and Unrealized Gain (Loss) on Investments	23,818,620
Net Increase in Net Assets Resulting from Operations	23,523,885

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

[a] During the period ended April 30, 2006, 154,739 Class B shares representing $2,519,876 were automatically converted to 142,180 Class A shares and during the period ended October 31, 2005, 382,760 Class B shares representing $7,006,551 were automatically converted to 360,131 Class A shares.
See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.
See notes to financial statements.

18

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c]	Not annualized.
See notes to financial statements.

20

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not annualized.
See notes to financial statements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Midcap Stock Fund (the "fund") is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering sixteen series, including the fund.The fund's investment objective is to seek capital appreciation. The Dreyfus Corporation (the "Manager" or "Dreyfus") serves as the fund's investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial").

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares. The fund is authorized to issue 488 million shares of $.001 par value Capital Stock.The fund currently offers five classes of shares: Class A (22 million shares authorized), Class B (100 million shares authorized), Class C (100 million shares authorized), Class R (66 million shares authorized) and Class T shares (200 million shares authorized). Class A, Class B, Class C and Class T shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A and Class T shares are sold with a front-end sales charge, while Class B and Class C shares are subject to a contingent deferred sales charge ("CDSC"). Class B shares automatically convert to Class A shares after six years. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon and its affiliates) acting on behalf of customers having a qualified trust or an investment account or relationship at such institution and bear no distribution or service fees. Class R shares are offered without a front end sales charge or CDSC. Each class of shares has identical rights and privileges, except with respect to distribution and service fees and voting rights on matters affecting a single class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

22

Effective March 1, 2006, Class A shares of the fund may be purchased at net asset value ("NAV") without payment of a sales charge:

  By qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the Distributor in a Dreyfus-managed fund, including the fund, or a Founders Asset Management LLC
  ("Founders") managed fund since on or before February 28, 2006. Founders is a wholly-owned subsidiary of the Distributor.
  With the cash proceeds from an investor's exercise of employment- related stock options, whether invested in the fund directly or indi- rectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relat- ing to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor's spouse and minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options.
  By members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the qualified affinity group has entered into an affinity agreement with the Distributor.

Effective March 1, 2006, Class A and Class T shares of the fund may be purchased at NAV without payment of a sales charge:

  For Dreyfus-sponsored IRA "Rollover Accounts" with the distribu- tion proceeds from qualified and non-qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qual- ified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the Distributor specifically relating to processing rollovers. Upon estab- lishing the Dreyfus-sponsored IRA rollover account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A or Class T shares of the fund at NAV in such account.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their NAV.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR's and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from

24

securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions.At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager. The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund's holding period.This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period.The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counter party default, the fund has the right to use the collateral to offset losses incurred. There is potential loss to the fund in the event the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights. The Manager, acting under the supervision of the Board of

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as "affiliated" in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code").To the extent that net realized capital gain, can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2005 were as follows: long-term capital gains $4,220,939. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the "Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund at rates based on prevailing market rates in effect at the time of borrowing.

26

The average daily amount of borrowings outstanding under the Facility during the period ended April 30, 2006, was approximately $48,900, with a related weighted average annualized interest rate of 4.81% .

NOTE 3—Investment Management Fee And Other Transactions With Affiliates:

(a) Pursuant to an Investment Management Agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of 1.10% of the value of the fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, service fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Directors (including counsel fees). Each Director receives $45,000 per year, plus $6,000 for each joint Board meeting of the Company, The Dreyfus/Laurel Tax-Free Municipal Funds and The Dreyfus/Laurel Funds Trust (collectively, the "Dreyfus/Laurel Funds") attended, $2,000 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $1,500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses.With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). With respect to compensation committee meetings, the Chair of the compensation committee receives $900 per meeting and,

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

with respect to audit committee meetings, the Chair of the audit committee receives $1,350 per meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund, the $2,000 or $1,500 fee, as applicable, will be allocated between the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Directors.

During the period ended April 30, 2006, the Distributor retained $8,266 and $1,685 from commissions earned on sales of the fund's Class A and Class T shares, respectively, and $31,801 and $1,056 from CDSC on redemptions of the fund's Class B and Class C shares, respectively.

(b) Under separate Distribution Plans (the "Plans") adopted pursuant to Rule 12b-1 under the Act, Class A shares may pay annually up to .25% of the value of their average daily net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. Class B, Class C and Class T shares may pay the Distributor for distributing their shares at an aggregate annual rate of .75% of the value of the average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares.The Distributor may pay one or more agents in respect of advertising, marketing and other distribution services for Class T shares and determines the amounts, if any, to be paid to agents and the basis on which such payments are made. Class B, Class C and Class T shares are also subject to a service plan adopted pursuant to Rule 12b-1, (the "Service Plan") under which Class B, Class C and Class T shares pay the Distributor for providing services to the holders of their shares a fee at the annual rate of .25% of the value of the average daily net assets of Class B, Class C and Class T shares. During the period ended April 30, 2006, Class A, Class B, Class C and Class T shares were charged $115,565, $125,756, $59,229 and $1,923, respectively, pursuant to their respective Plans, and Class B,

28

Class C and Class T shares were charged $41,919, $19,743 and $1,923, respectively, pursuant to the Service Plan.

Under its terms, the Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Directors who are not "interested persons" of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plans or Service Plan.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $161,947, Rule 12b-1 distribution plans fees $49,434 and service plan fees $10,336.

(c) The Company and the Manager have received an exemptive order from the SEC which, among other things, permits the fund to use cash collateral received in connection with lending the fund's securities and other uninvested cash to purchase shares of one or more registered money market mutual funds advised by the Manager in excess of the limitations imposed by the Act.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2006, amounted to $109,965,261 and $134,326,173, respectively.

At April 30, 2006, accumulated net unrealized appreciation on investments was $22,452,872, consisting of $26,760,777 gross unrealized appreciation and $4,307,905 gross unrealized depreciation.

At April 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Event:

Effective on or about June 1, 2006, the fund will no longer offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S I N V E S T M E N T MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund's Board of Directors held on February 1 and

2, 2006, the Board considered the re-approval for an annual period of the fund's Investment Management Agreement ("Management Agreement"), pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager's representatives reviewed the fund's distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager's representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager's corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund's distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund's asset size.

The Board members also considered the Manager's research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager's extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund's Performance and Management Fee and Expense Ratio. The Board members reviewed the fund's performance and placed significant emphasis on comparisons to a group of

30

mid-cap core funds (the "Performance Group") and to a larger universe of funds, consisting of all retail and institutional mid-cap core funds (the "Performance Universe") selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons for various periods ended November 30, 2005, and noted that the fund's total return performance was variously above and below the medians of the Performance Group for the periods, and the same as or below the Performance Universe medians for each of the periods. A representative of the Manager also presented the Board with the fund's performance and the quartile, percentile and rank of the fund within its Lipper category (as provided by Lipper) for periods ended December 31, 2005 and provided the Board members with the fund's quartile rankings within its Lipper category for the one-, three-, six- and nine-month periods ended January 26, 2006 (the most up-to-date Lipper information available). The Board noted that the fund's absolute performance and rankings had improved as compared to those of November 30, 2005 and December 31, 2005 for each period.

The Board members also discussed the fund's management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the "Expense Group") and a broader group of funds (the "Expense Universe"), each selected and provided by Lipper. The Board members noted that the fund was the only fund in the Expense Group with a "unitary fee" structure. The Board members noted that the fund's expense ratio, including Rule 12b-1 fees, was slightly lower than the Expense Group and Expense Universe medians and, excluding Rule 12b-1 or other service fees, was slightly lower than the Expense Group and slightly higher than the Expense Universe.

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund's Lipper category (the "Similar Funds"), and by other accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund (the "Adviser Accounts" and, collectively with the Similar Funds, the "Similar Accounts"). The Manager's representatives explained the nature of the Similar Accounts and the differences, from the Manager's perspective, in providing services to such Similar Accounts as compared to managing and providing services to the fund.The Manager's representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the Manager's performance and the services provided, noting the fund's "unitary fee" structure. The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund's management fee.The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. The Manager's representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager's approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the

32

relevant circumstances for the fund, including the recent decline in assets, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to the Manager from acting as investment adviser and noted the Manager's soft dollar arrangements with respect to trading the fund's portfolio.

It was noted that the Board members should consider the Manager's profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund's assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund's Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.
  While the Board was concerned about the fund's performance on a relative basis, it was satisfied with the recent trend of improvement.
  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative perfor- mance, expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

The Fund 33

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund's Management Agreement was in the best interests of the fund and its shareholders and that the Management Agreement would be renewed through April 4, 2007.

34

NOTES

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Premier Family of Funds 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation 0330SA0406

Dreyfus Premier Small Cap Value Fund

SEMIANNUAL REPORT April 30, 2006

Save time. Save paper. View your next shareholder report online as soon as it's available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It's simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund's Expenses
6	Comparing Your Fund's Expenses
With Those of Other Funds
7	Statement of Investments
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statement of Changes in Net Assets
19	Financial Highlights
24	Notes to Financial Statements
32	Information About the Review
and Approval of the Fund's
Investment Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Premier Small Cap Value Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier Small Cap Value Fund, covering the six-month period from November 1, 2005, through April 30, 2006.

Since June 2004, the Federal Reserve Board has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. Recently, Fed Chairman Ben Bernanke suggested that the Fed may soon pause to assess current economic data and evaluate the impact of its credit tightening campaign. In our view, the Fed's efforts so far have largely been successful: the economy has grown at a moderate pace, the unemployment rate has dropped to multi-year lows, corporate profits have risen, and inflation has remained low despite volatile energy prices.

However, the financial markets are more likely to be influenced not by what the Fed already has accomplished, but by investors' expectations of what is to come, including the Fed's decision to increase rates further, maintain them at current levels or reduce them to stimulate future growth.We believe that this decision will depend largely on the outlook for core inflation in 2007.The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures build in an expanding economy, the Fed may choose to resume tightening later this year. As always, we urge you to discuss with your financial advisor the potential implications of these possibilities on your investments.

For information about how the fund performed, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund's portfolio managers.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter Chairman and Chief Executive Officer The Dreyfus Corporation May 15, 2006

2

DISCUSSION OF FUND PERFORMANCE

Ronald P. Gala and Adam T. Logan, Portfolio Managers

How did Dreyfus Premier Small Cap Value Fund perform relative to its benchmark?

For the six-month period ended April 30, 2006, the fund's Class A, B, C, R and T shares produced total returns of 13.76%, 13.29%, 13.28%, 13.86% and 13.61%, respectively.1 In comparison, the fund's benchmark, the Russell 2000 Value Index ("the Index"), produced a total return of 17.52% .2

The small-cap value segment of the U.S. stock market significantly outperformed large-cap stocks as investors exhibited an increased appetite for risk in a growing economy.Although the fund posted double-digit returns, its returns lagged its benchmark, primarily due to investors' preference for lower-quality companies, which the fund tends to avoid.

What is the fund's investment approach?

The fund seeks capital appreciation. To pursue its goal, the fund normally invests at least 80% of its assets in stocks of small U.S. companies. We use a disciplined process that combines computer modeling techniques, fundamental analysis and risk management to select undervalued stocks for the fund.

In selecting securities, we use disciplined valuation models to identify undervalued stocks.Undervalued stocks are normally characterized by relatively low price-to-earnings and low price-to-book ratios.The models help analyze how a stock is priced relative to its perceived intrinsic value.

Next, based on fundamental analysis, we generally select the most attractive securities, drawing on a variety of sources, including internal as well as Wall Street research.

Then the fund is constructed with a commitment to diversification, so that its sector weightings and risk characteristics are generally similar to those of the Index.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

What other factors influenced the fund's performance?

Although energy prices recently hit record highs and interest rates rose by a full percentage point during the reporting period, investors have focused more on the strong economy and surging corporate profits than on the potentially adverse effects of high fuel costs and a less accommodative monetary policy. In addition, consumer confidence hit a four-year high and business spending accelerated during the first four months of 2006. In this robust economic environment, investors demonstrated an ample appetite for risk. As they have for some time now, small-cap stocks outperformed their large-cap counterparts by a substantial margin, and companies with lower-quality characteristics, including many with no earnings, tended to outperform higher-quality businesses during the reporting period.

In addition to higher energy costs, prices of other commodities also escalated, benefiting the earnings of producers of raw materials. The fund's top materials stock for the reporting period was Reliance Steel & Aluminum, a Los Angeles-based maker of aluminum, brass, copper, stainless steel and titanium products. The company benefited from booming global demand as well as increased mergers-and-acquisitions activity in its industry. Meanwhile, shares of energy companies, which led the market in previous reporting periods, cooled off compared to the market as a whole.

Contrary to some analysts' worries about the impact of higher gasoline prices on consumer spending, restaurants and specialty retailing stocks performed well. Video game and software retailer Game Stop represented one of the fund's better performers for the reporting period.

Although the financials sector posted relatively modest returns on average, the fund added significant value in this area, deriving particularly strong results from the investment management and banking industries. For example, Calamos Asset Management, which earns fees based on the size of clients' portfolios, saw its stock price rise along with the overall market. Banks' profit margins generally suffered when short-term interest rates rose more sharply than longer-term bond

4

yields. However, we identified a number of opportunities that bucked this trend.Whitney Holding Corp., which operates Whitney National Bank in Louisiana, had declined sharply after last fall's Gulf Coast hurricanes, but rebounded when the bank reported better-than-expected deposit growth and increased net interest margin.

Indeed, the fund owned shares of a number of companies, including building materials providers USG and Eagle Materials, which benefited from reconstruction along the Gulf Coast. However, the fund's focus on higher-quality companies limited its returns from the sector compared to the benchmark's materials component. The fund also lagged the benchmark in the technology area, particularly among electronic equipment and software companies, as investors rewarded higher-risk companies, many with little or no profitability.

What is the fund's current strategy?

The fund, which owned shares of approximately 240 companies as of April 30, 2006, remains diversified across the industry groups that comprise the Russell 2000 Value Index. We have allocated the fund's assets to various market sectors in proportions that roughly mirror their representation in the benchmark, a strategy that is designed to help us focus more intently on adding value through our security selection strategy.We have maintained the fund's focus on higher-quality companies despite the recent strength of lower-quality companies, which we believe is likely to be temporary. Historically, unprofitable companies have not led the stock market for sustained periods of time.

May 15, 2006

[1] Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Russell 2000 Value Index is an unmanaged index, which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Fund 5

UNDERSTANDING YOUR FUND'S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial adviser.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Small Cap Value Fund from November 1, 2005 to April 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2006
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 7.95	$ 11.90	$ 11.90	$ 6.63	$ 9.27
Ending value (after expenses)	$1,137.60	$1,132.90	$1,132.80	$1,138.60	$1,136.10

COMPARING YOUR FUND'S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2006
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 7.50	$ 11.23	$ 11.23	$ 6.26	$ 8.75
Ending value (after expenses)	$1,017.36	$1,013.64	$1,013.64	$1,018.60	$1,016.12

† Expenses are equal to the fund's annualized expense ratio of 1.50% for Class A, 2.25% for Class B, 2.25% for Class C, 1.25% for Class R and 1.75% for Class T; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS April 30, 2006 (Unaudited)
Common Stocks—97.8%	Shares	Value ($)

Banking—10.3%
1st Source	100,000	2,768,000
BancorpSouth	107,500	2,755,225
BankAtlantic Bancorp, Cl. A	234,600	3,500,232
Berkshire Hills Bancorp	61,000	2,094,740
Boston Private Financial Holdings	123,600	4,109,700
Cardinal Financial	102,000	1,205,640
Citizens Banking	75,000	1,961,250
Columbia Banking System	107,500	3,628,125
Community Bancorp/NV	67,000 [a]	2,186,210
Corus Bankshares	46,000	3,079,240
CVB Financial	137,500	2,244,000
First Charter	98,000	2,329,460
First Citizens Bancshares/NC, Cl. A	33,000	6,311,910
First Community Bancorp/CA	57,700	3,346,600
First Republic Bank/San Francisco, CA	142,000	6,179,840
Greater Bay Bancorp	186,500	5,151,130
Irwin Financial	150,000	2,754,000
MainSource Financial Group	117,628	2,069,077
Midwest Banc Holdings	52,203	1,224,682
Provident Financial Services	315,000	5,748,750
Simmons First National, Cl. A	42,000	1,200,360
Sterling Bancshares/TX	212,000	3,510,720
Taylor Capital Group	50,000	1,950,000
Union Bankshares/VA	30,000	1,234,500
United Community Banks/GA	160,800	4,762,896
Whitney Holding	85,600	3,043,936
		80,350,223
Consumer Cyclical—9.7%
American Axle & Manufacturing Holdings	50,000	880,500
Applebee's International	107,996	2,506,587
Audiovox, Cl. A	263,000 [a]	3,192,820
Casey's General Stores	214,000	4,577,460
Cato, Cl. A	160,000	3,620,800
Children's Place Retail Stores	52,300 [a]	3,231,094
Commercial Vehicle Group	82,000 [a]	1,661,320
CSK Auto	241,300 [a]	3,100,705

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Consumer Cyclical (continued)
FelCor Lodging Trust	137,500	2,976,875
Finish Line, Cl. A	303,000	4,993,440
GameStop, Cl. B	78,500 [a]	3,333,895
Jack in the Box	83,400 [a]	3,486,120
K-Swiss, Cl. A	104,100	2,985,588
K2	220,000 [a]	2,593,800
Lone Star Steakhouse & Saloon	176,000	4,797,760
Longs Drug Stores	62,500	2,963,125
Marvel Entertainment	129,900 [a,b]	2,534,349
Monarch Casino & Resort	96,000 [a]	3,022,080
Payless Shoesource	199,400 [a]	4,580,218
Sonic Automotive	230,000	6,214,600
Stein Mart	109,000	1,722,200
TRW Automotive Holdings	120,800 [a]	2,679,344
Wabash National	116,000	2,099,600
Wolverine World Wide	102,000	2,533,680
		76,287,960
Consumer Staples—3.2%
Chiquita Brands International	306,900	4,977,918
Elizabeth Arden	115,700 [a]	2,644,902
Furniture Brands International	98,800	2,272,400
Nash Finch	164,000	3,788,400
Performance Food Group	120,800 [a]	3,708,560
Pilgrim's Pride	82,900 [b]	2,166,177
Ralcorp Holdings	80,000 [a]	2,982,400
Tupperware Brands	123,800	2,612,180
		25,152,937
Energy—6.7%
Armor Holdings	53,900 [a]	3,291,673
Atmos Energy	146,000	3,874,840
Cimarex Energy	149,000	6,399,550
Edge Petroleum	165,100 [a]	3,815,461
Energy Partners	84,000 [a]	2,166,360
Frontier Oil	28,400	1,719,052
Houston Exploration	49,600 [a]	2,773,632
Key Energy Services	102,500 [a]	1,751,725

8

Common Stocks (continued)	Shares	Value ($)

Energy (continued)
Lone Star Technologies	87,200 [a]	4,622,472
Metal Management	65,900	2,138,455
New Jersey Resources	77,000	3,408,790
Piedmont Natural Gas	124,000	3,041,720
Pogo Producing	32,000	1,590,080
Stone Energy	30,700 [a]	1,445,970
Swift Energy	60,900 [a]	2,579,724
Todco, Cl. A	71,700	3,288,879
Universal Compression Holdings	41,200 [a]	2,303,080
WGL Holdings	90,000	2,647,800
		52,859,263
Health Care—6.3%
Allied Healthcare International	375,000 [a]	1,747,500
Alpharma, Cl. A	107,900	2,832,375
Arena Pharmaceuticals	98,900 [a]	1,400,424
Chattem	66,000 [a]	2,377,980
CNS	107,900	2,320,929
Coherent	108,300 [a]	4,008,183
Conmed	150,500 [a]	3,282,405
Haemonetics/Mass	66,000 [a]	3,597,000
HealthTronics	603,000 [a]	5,125,500
Kindred Healthcare	175,000 [a]	4,245,500
Magellan Health Services	62,000 [a]	2,520,300
Medical Action Industries	96,500 [a]	2,308,280
MGI Pharma	77,000 [a]	1,438,360
NBTY	119,600 [a]	2,708,940
Pharmion	124,000 [a]	2,400,640
PRA International	104,600 [a]	2,432,996
Seattle Genetics/WA	130,000 [a]	638,300
Vertex Pharmaceuticals	119,500 [a,b]	4,346,215
		49,731,827
Interest Sensitive—19.1%
American Campus Communities	110,000	2,656,500
American Physicians Capital	86,800 [a]	4,194,176
BankUnited Financial, Cl. A	215,000	6,598,350
BioMed Realty Trust	149,100	4,127,088

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Interest Sensitive (continued)
Brandywine Realty Trust	153,600	4,348,416
Calamos Asset Management, Cl. A	104,000	4,031,040
CentraCore Properties Trust	70,000	1,680,000
Colonial Properties Trust	103,000	5,071,720
Corporate Office Properties Trust	41,200	1,709,800
Delphi Financial Group, Cl. A	62,000	3,248,180
Encore Capital Group	237,300 [a]	3,504,921
Endurance Specialty Holdings	98,900	3,061,944
Entertainment Properties Trust	91,600	3,743,692
Equity One	238,500	5,480,730
First Niagara Financial Group	325,700	4,559,800
FirstFed Financial	50,000 [a,b]	3,144,500
Franklin Bank/Houston, TX	175,000 [a]	3,396,750
Fremont General	125,800	2,797,792
Great American Financial Resources	75,000	1,602,000
Health Care REIT	83,000	2,888,400
Highland Hospitality	419,000	5,405,100
Jefferies Group	81,000	5,382,450
Kite Realty Group Trust	337,400	5,152,098
KNBT Bancorp	179,000	3,016,150
LandAmerica Financial Group	44,000	3,052,720
Lexington Corporate Properties Trust	252,000	5,433,120
NCO Group	118,500 [a]	2,541,825
NewAlliance Bancshares	195,000	2,815,800
Newcastle Investment	120,000	2,689,200
Odyssey Re Holdings	230,700 [b]	5,548,335
Ohio Casualty	157,100	4,658,015
Omega Healthcare Investors	177,200	2,266,388
Parkway Properties/Md	89,000	3,524,400
Pennsylvania Real Estate Investment Trust	142,000	5,759,520
Phoenix Cos.	186,000	2,825,340
Platinum Underwriters Holdings	195,000	5,376,150
Potlatch	70,643	2,750,838
Scottish Re Group	198,000	4,599,540
Universal American Financial	153,000 [a]	2,255,220
Winston Hotels	264,000	2,843,280
		149,741,288

10

Common Stocks (continued)	Shares	Value ($)

Producer Goods—19.6%
Actuant, Cl. A	52,800	3,376,560
AGCO	186,600 [a,b]	4,416,822
Blount International	223,000 [a]	3,454,270
Bluegreen	122,000 [a]	1,504,260
Briggs & Stratton	53,000	1,788,220
Builders FirstSource	96,000 [a]	2,068,800
Building Material Holding	174,400	5,828,448
Chesapeake	169,000	2,377,830
Clarcor	111,000	3,885,000
Commercial Metals	90,800	4,939,520
Eagle Materials	37,300	2,471,125
EnPro Industries	174,300 [a,b]	6,428,184
ESCO Technologies	49,000 [a,b]	2,484,300
Gardner Denver	99,000 [a]	7,378,470
General Maritime	99,000	3,288,780
Genesee & Wyoming, Cl. A	123,950 [a]	4,061,842
Georgia Gulf	74,000	2,194,840
Graco	53,700	2,510,475
Greif, Cl. A	53,000	3,433,340
HB Fuller	124,200	6,495,660
Headwaters	61,500 [a]	2,071,320
Kadant	69,000 [a]	1,629,090
Kennametal	41,500	2,566,775
LSI Industries	321,700	5,375,607
Moog, Cl. A	67,000 [a]	2,509,150
Mueller Industries	79,000	2,992,520
Orbital Sciences	321,000 [a,b]	5,023,650
Pacer International	136,000	4,663,440
Quanex	49,500	2,116,620
Reliance Steel & Aluminum	45,500	4,047,225
Rofin-Sinar Technologies	107,000 [a]	6,003,770
Silgan Holdings	61,100	2,372,513
Steel Technologies	83,900	1,948,997
Superior Essex	113,500 [a]	3,173,460
Teledyne Technologies	102,000 [a]	3,713,820
Terra Industries	504,000 [a,b]	4,168,080
Texas Industries	74,700	4,235,490

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)

Producer Goods (continued)
United Stationers	85,000	[a]	4,560,250
URS	90,700	[a]	3,906,449
USG	37,000	[a]	3,957,890
Washington Group International	58,100		3,230,941
Watts Water Technologies, Cl. A	71,000		2,428,910
WCI Communities	90,000	[a,b]	2,306,700
			153,389,413
Services—7.9%
ABM Industries	150,700		2,592,040
eFunds	115,400	[a]	2,970,396
Entravision Communications, Cl. A	255,600	[a]	2,141,928
First Advantage, Cl. A	183,300	[a]	4,939,935
Gray Television	230,000		1,745,700
Healthcare Services Group	285,000		6,084,750
Hewitt Associates, Cl. A	98,900	[a]	2,867,111
Journal Communications, Cl. A	310,000		3,636,300
Leap Wireless International	74,000	[a]	3,400,300
Lin TV, Cl. A	183,000	[a]	1,617,720
MAXIMUS	127,000		4,424,680
MPS Group	305,000	[a]	4,867,800
NeuStar, CL. A	120,000	[a,b]	4,212,000
Perot Systems, Cl. A	153,100	[a]	2,308,748
Reader's Digest Association	191,000		2,631,980
Scholastic	90,700	[a]	2,407,178
Shaw Group	95,400	[a]	2,919,240
Spherion	274,200	[a]	2,901,036
Startek	152,500		3,481,575
			62,150,417
Technology—12.0%
Agilysys	153,000		2,215,440
Anixter International	70,900		3,604,556
Blackbaud	140,000		2,941,400
Cabot Microelectronics	98,000	[a,b]	3,205,580
Checkpoint Systems	157,000	[a]	4,136,950
Comtech Telecommunications	104,800	[a]	2,981,560
Cymer	49,000	[a]	2,532,810
Digi International	259,000	[a]	3,276,350

12

Common Stocks (continued)	Shares	Value ($)

Technology (continued)
Emulex	251,500 [a,b]	4,564,725
Entegris	280,000 [a]	2,850,400
Filenet	112,500 [a]	3,129,750
Intergraph	163,000 [a]	7,175,260
Komag	62,000 [a]	2,606,480
Kronos/MA	60,900 [a]	2,779,476
Lawson Software	351,500 [a]	2,699,520
Mattson Technology	176,000 [a]	2,022,240
Methode Electronics	178,700	1,751,260
MTS Systems	87,500	3,915,625
Netgear	124,000 [a,b]	2,783,800
Omnivision Technologies	107,100 [a,b]	3,114,468
Palm	112,300 [a]	2,537,980
Polycom	194,400 [a]	4,276,800
Portalplayer	83,800 [a,b]	925,990
Premiere Global Services	270,000 [a]	2,108,700
SafeNet	120,000 [a]	2,410,800
Silicon Image	237,200 [a]	2,419,440
Skyworks Solutions	350,000 [a]	2,502,500
Solectron	588,600 [a]	2,354,400
Spectralink	166,000	1,980,380
TIBCO Software	235,400 [a]	2,029,148
TTM Technologies	225,585 [a]	3,668,012
Westell Technologies, Cl. A	546,000 [a]	2,167,620
		93,669,420
Utilities—3.0%
Allete	124,500	5,822,865
Black Hills	54,000	1,965,600
Cincinnati Bell	540,000 [a]	2,268,000
Cleco	180,000	4,050,000
Consolidated Communications Holdings	127,900	1,944,080
El Paso Electric	108,000 [a]	2,133,000
Great Plains Energy	118,000	3,333,500
Northwest Natural Gas	64,000	2,210,560
		23,727,605
Total Common Stocks
(cost $701,174,528)		767,060,353

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—2.0%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $15,418,000)	15,418,000 [c]	15,418,000

Investment of Cash Collateral
for Securities Loaned—2.4%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $19,036,721)	19,036,721 [c]	19,036,721

Total Investments (cost $735,629,249)	102.2%	801,515,074
Liabilities, Less Cash and Receivables	(2.2%)	(17,381,438)
Net Assets	100.0%	784,133,636

[a] Non-income producing security.
[b] All or a portion of these securities are on loan. At April 30, 2006, the total market value of the fund's securities on loan is $22,071,488 and the total market value of the collateral held by the fund is $22,681,221, consisting of cash collateral of $19,036,721 and U.S. Government and agency securities valued at $3,644,500.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Producer Goods	19.6	Energy	6.7
Interest Sensitive	19.1	Health Care	6.3
Technology	12.0	Money Market Investments	4.4
Banking	10.3	Consumer Staples	3.2
Consumer Cyclical	9.7	Utilities	3.0
Services	7.9		102.2

† Based on net assets. See notes to financial statements.

14

STATEMENT OF ASSETS AND LIABILITIES April 30, 2006 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement of
Investments (including securities on loan,
valued at $22,071,488)—Note 1(b):
Unaffiliated issuers	701,174,528	767,060,353
Affiliated issuers	34,454,721	34,454,721
Cash		1,167,548
Receivable for shares of Capital Stock subscribed		1,363,536
Dividends and interest receivable		618,709
		804,664,867

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		970,485
Liability for securities on loan—Note 1(b)		19,036,721
Payable for shares of Capital Stock redeemed		524,025
		20,531,231

Net Assets ($)		784,133,636

Composition of Net Assets ($):
Paid-in capital		669,407,516
Accumulated undistributed investment income—net		801,883
Accumulated net realized gain (loss) on investments		48,038,412
Accumulated net unrealized appreciation
(depreciation) on investments		65,885,825

Net Assets ($)		784,133,636

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T

Net Assets ($)	427,059,675	30,928,939	62,216,862	242,467,206	21,460,954
Shares Outstanding	18,047,088	1,377,781	2,768,835	10,098,552	920,446

Net Asset Value
Per Share ($)	23.66	22.45	22.47	24.01	23.32

See notes to financial statements.

The Fund 15

STATEMENT OF OPERATIONS Six Months Ended April 30, 2006 (Unaudited)
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	5,749,516
Affiliated issuers	236,677
Interest	182,993
Income on securities lending	169,643
Total Income	6,338,829
Expenses:
Management fee—Note 3(a)	4,652,600
Distribution and service plan fees—Note 3(b)	1,048,180
Loan commitment fees—Note 2	4,214
Total Expenses	5,704,994
Investment Income—Net	633,835

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	48,692,915
Net unrealized appreciation (depreciation) on investments	46,012,049
Net Realized and Unrealized Gain (Loss) on Investments	94,704,964
Net Increase in Net Assets Resulting from Operations	95,338,799

See notes to financial statements.

16

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2006	Year Ended
	(Unaudited)	October 31, 2005

Operations ($):
Investment income (loss)—net	633,835	(746,328)
Net realized gain (loss) on investments	48,692,915	23,410,539
Net unrealized appreciation
(depreciation) on investments	46,012,049	8,765,500
Net Increase (Decrease) in Net Assets
Resulting from Operations	95,338,799	31,429,711

Dividends to Shareholders from ($):
Net realized gain on investments:
Class A shares	(12,843,868)	(7,782,907)
Class B shares	(1,056,440)	(1,460,300)
Class C shares	(2,229,215)	(1,827,815)
Class R shares	(6,445,376)	(992,712)
Class T shares	(564,643)	(239,379)
Total Dividends	(23,139,542)	(12,303,113)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A shares	82,879,245	347,264,625
Class B shares	1,120,254	12,769,869
Class C shares	4,231,333	43,628,795
Class R shares	66,976,710	210,877,538
Class T shares	8,091,715	15,371,725
Dividends reinvested:
Class A shares	9,478,238	6,389,293
Class B shares	794,149	1,168,409
Class C shares	1,133,370	1,190,553
Class R shares	5,865,616	578,113
Class T shares	383,430	182,577
Cost of shares redeemed:
Class A shares	(93,539,094)	(94,872,009)
Class B shares	(5,675,583)	(7,580,637)
Class C shares	(15,188,197)	(7,873,380)
Class R shares	(39,016,408)	(42,289,173)
Class T shares	(4,137,341)	(3,970,762)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	23,397,437	482,835,536
Total Increase (Decrease) in Net Assets	95,596,694	501,962,134

Net Assets ($):
Beginning of Period	688,536,942	186,574,808
End of Period	784,133,636	688,536,942
Undistributed investment income—net	801,883	168,048

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2006	Year Ended
	(Unaudited)	October 31, 2005

Capital Share Transactions:
Class A [a]
Shares sold	3,672,377	16,446,561
Shares issued for dividends reinvested	442,040	307,832
Shares redeemed	(4,118,287)	(4,490,014)
Net Increase (Decrease) in Shares Outstanding	(3,870)	12,264,379

Class B [a]
Shares sold	53,138	633,305
Shares issued for dividends reinvested	38,942	58,598
Shares redeemed	(263,380)	(371,837)
Net Increase (Decrease) in Shares Outstanding	(171,300)	320,066

Class C
Shares sold	200,901	2,162,634
Shares issued for dividends reinvested	55,468	59,709
Shares redeemed	(702,890)	(385,917)
Net Increase (Decrease) in Shares Outstanding	(446,521)	1,836,426

Class R
Shares sold	2,917,344	9,792,504
Shares issued for dividends reinvested	269,834	27,556
Shares redeemed	(1,699,381)	(1,981,416)
Net Increase (Decrease) in Shares Outstanding	1,487,797	7,838,644

Class T
Shares sold	363,855	741,658
Shares issued for dividends reinvested	18,139	8,889
Shares redeemed	(185,311)	(190,956)
Net Increase (Decrease) in Shares Outstanding	196,683	559,591

[a] During the period ended April 30, 2006, 103,404 Class B shares representing $2,223,902 were automatically converted to 98,377 Class A shares and during the period ended October 31, 2005, 87,149 Class B shares representing $1,778,502 were automatically converted to 83,446 Class A shares.
See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

[a] Based on average shares outstanding at each month end. [b] Exclusive of sales charge. [c] Not annualized. See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	April 30, 2006		Year Ended October 31,

Class B Shares	(Unaudited)	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	20.50	19.44	16.91	12.04	11.89	11.56
Investment Operations:
Investment income
(loss)—net [a]	(.06)	(.18)	(.13)	(.06)	(.06)	.00[b]
Net realized and unrealized
gain (loss) on investments	2.71	2.38	3.43	4.93	.26	.33
Total from
Investment Operations	2.65	2.20	3.30	4.87	.20	.33
Distributions:
Dividends from investment
income—net	—	—	—	—	(.02)	—
Dividends from net realized
gain on investments	(.70)	(1.14)	(.77)	—	(.03)	—
Total Distributions	(.70)	(1.14)	(.77)	—	(.05)	—
Net asset value, end of period	22.45	20.50	19.44	16.91	12.04	11.89

Total Return (%) [c]	13.29[d]	11.44	20.18	40.45	1.69	2.85

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.12[d]	2.25	2.25	2.25	2.25	2.27
Ratio of net expenses
to average net assets	1.12[d]	2.25	2.25	2.25	2.25	2.27
Ratio of net investment income
(loss) to average net assets	(.28)[d]	(.86)	(.73)	(.45)	(.44)	.03
Portfolio Turnover Rate	46.13[d]	100.57	136.35	147.81	95.03	112.09

Net Assets, end of period
($ x 1,000)	30,929	31,755	23,897	19,519	12,804	6,591

[a] Based on average shares outstanding at each month end. [b] Amount represents less than $.01 per share. [c] Exclusive of sales charge. [d] Not annualized. See notes to financial statements.

20

Six Months Ended
	April 30, 2006		Year Ended October 31,

Class C Shares	(Unaudited)	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	20.52	19.46	16.94	12.06	11.90	11.57
Investment Operations:
Investment income
(loss)—net [a]	(.06)	(.17)	(.12)	(.06)	(.06)	.01
Net realized and unrealized
gain (loss) on investments	2.71	2.37	3.41	4.94	.25	.32
Total from
Investment Operations	2.65	2.20	3.29	4.88	.19	.33
Distributions:
Dividends from net realized
gain on investments	(.70)	(1.14)	(.77)	—	(.03)	—
Net asset value, end of period	22.47	20.52	19.46	16.94	12.06	11.90

Total Return (%) [b]	13.28[c]	11.49	20.02	40.46	1.61	2.85

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.12[c]	2.25	2.25	2.25	2.25	2.27
Ratio of net expenses
to average net assets	1.12[c]	2.25	2.25	2.25	2.25	2.27
Ratio of net investment income
(loss) to average net assets	(.28)[c]	(.84)	(.63)	(.45)	(.44)	.05
Portfolio Turnover Rate	46.13[c]	100.57	136.35	147.81	95.03	112.09

Net Assets, end of period
($ x 1,000)	62,217	65,973	26,828	6,598	4,996	2,012

[a] Based on average shares outstanding at each month end. [b] Exclusive of sales charge. [c] Not annualized. See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	April 30, 2006		Year Ended October 31,

Class R Shares	(Unaudited)	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	21.77	20.39	17.54	12.36	12.17	11.80
Investment Operations:
Investment income—net[a]	.05	.04	.10	.08	.08	.14
Net realized and unrealized
gain (loss) on investments	2.89	2.48	3.52	5.10	.25	.32
Total from
Investment Operations	2.94	2.52	3.62	5.18	.33	.46
Distributions:
Dividends from investment
income—net	—	—	—	—	(.11)	(.09)
Dividends from net realized
gain on investments	(.70)	(1.14)	(.77)	—	(.03)	—
Total Distributions	(.70)	(1.14)	(.77)	—	(.14)	(.09)
Net asset value, end of period	24.01	21.77	20.39	17.54	12.36	12.17

Total Return (%)	13.86[b]	12.58	21.26	41.91	2.64	3.88

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.62[b]	1.25	1.25	1.25	1.25	1.26
Ratio of net expenses
to average net assets	.62[b]	1.25	1.25	1.25	1.25	1.26
Ratio of net investment income
to average net assets	.22[b]	.20	.58	.55	.58	1.07
Portfolio Turnover Rate	46.13[b]	100.57	136.35	147.81	95.03	112.09

Net Assets, end of period
($ x 1,000)	242,467	187,464	15,740	1,998	1,154	589

[a] Based on average shares outstanding at each month end. [b] Not annualized. See notes to financial statements.

22

[a] Based on average shares outstanding at each month end.
[b] Amount represents less than $.01.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Amount represents less than .01%.
See notes to financial statements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Small Cap Value Fund (the "fund") is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering sixteen series, including the fund.The fund's investment objective is to seek capital appre-ciation.The Dreyfus Corporation (the "Manager" or "Dreyfus") serves as the fund's investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial").

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares.The fund is authorized to issue 100 million shares of $.001 par value Capital Stock in each of the following classes: Class A, Class B, Class C and Class R and 200 million shares of $.001 par value Capital Stock of Class T shares. Class A, Class B, Class C and Class T shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A and Class T shares are sold with a front-end sales charge, while Class B and Class C shares are subject to a contingent deferred sales charge ("CDSC"). Class B shares automatically convert to Class A shares after six years. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Financial and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution or service fees. Class R shares are offered without a front-end sales charge or CDSC. Each class of shares has identical rights and privileges, except with respect to distribution and service fees and voting rights on matters affecting a single class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective March 1, 2006, Class A shares of the fund may be purchased at net asset value ("NAV") without payment of a sales charge:

24

  By qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the Distributor in a Dreyfus-managed fund, including the fund, or a Founders Asset Management LLC
  ("Founders") managed fund since on or before February 28, 2006. Founders is a wholly-owned subsidiary of the Distributor.
  With the cash proceeds from an investor's exercise of employment- related stock options, whether invested in the fund directly or indi- rectly through an exchange from a Dreyfus-managed money mar- ket fund, provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relating to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor's spouse and minor children become eligi- ble to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options.
  By members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the qualified affinity group has entered into an affinity agreement with the Distributor.

Effective March 1, 2006, Class A and Class T shares of the fund may be purchased at NAV without payment of a sales charge:

  For Dreyfus-sponsored IRA "Rollover Accounts" with the distrib- ution proceeds from qualified and non-qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the Distributor specifically relating to processing rollovers. Upon estab- lishing the Dreyfus-sponsored IRA rollover account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A or Class T shares of the fund at NAV in such account.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their NAV. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR's and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from

26

securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions. It is the funds policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager.The fund is entitled to receive all income on securities loaned,in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund's holding period.This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period.The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counter party default, the fund has the right to use the collateral to offset losses incurred.There is potential loss to the fund in the event the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights.The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as "affiliated" in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code").To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2005, were as follows: ordinary income $9,145,430 and long-term capital gains $3,157,683.The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the "Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund at rates based on prevailing market rates in effect at the time of borrowing. During the period ended April 30, 2006, the fund did not borrow under the Facility.

28

NOTE 3—Investment Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Management Agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of 1.25% of the value of the fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, service fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Directors (including counsel fees). Each Director receives $45,000 per year, plus $6,000 for each joint Board meeting of the Company, The Dreyfus/Laurel Tax-Free Municipal Funds and The Dreyfus/Laurel Funds Trust (collectively, the "Dreyfus/Laurel Funds") attended, $2,000 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $1,500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses.With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). With respect to compensation committee meetings, the Chair of the compensation committee receives $900 per meeting and, with respect to audit committee meetings, the Chair of the audit committee receives $1,350 per meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund, the $2,000 or $1,500 fee, as applicable, will be allocated between the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Directors.

During the period ended April 30, 2006, the Distributor retained $23,256 and $86 from commissions earned on sales of fund's Class A and Class T shares, respectively, and $24,366 and $12,704 from CDSC on redemptions of the fund's Class B and Class C shares, respectively.

(b) Under separate Distribution Plans (the "Plans") adopted pursuant to Rule 12b-1 under the Act, Class A shares may pay annually up to .25% of the value of their average daily net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. Class B, Class C and Class T shares pay the Distributor for distributing their shares at an aggregate annual rate of .75% of the value of the average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares.The Distributor may pay one or more agents in respect of advertising, marketing and other distribution services for Class T shares and determines the amounts, if any, to be paid to agents and the basis on which such payments are made. Class B, Class C and Class T shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the "Service Plan"), under which Class B, Class C and Class T shares pay the Distributor for providing certain services to the holders of their shares a fee at the annual rate of .25% of the value of the average daily net assets of Class B, Class C and Class T shares. During the period ended April 30, 2006, Class A, Class B, Class C and Class T shares were charged $516,835, $117,972, $245,188 and $23,566, respectively, pursuant to their respective Plans, and Class B, Class C and Class T shares were charged $39,324, $81,729 and $23,566, respectively, pursuant to the Service Plan.

30

Under its terms, the Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those directors who are not "interested persons" of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plans or Service Plan.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $797,090, Rule 12b-1 distribution plan fees $149,747 and service plan fees $23,648.

(c) The Company and the Manager have received an exemptive order from the SEC which, among other things, permits the fund to use cash collateral received in connection with lending the fund's securities and other uninvested cash to purchase shares of one or more registered money market mutual funds advised by the Manager in excess of the limitations imposed by the Act.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2006, amounted to $340,422,490 and $339,023,034, respectively.

At April 30, 2006, accumulated net unrealized appreciation on investments was $65,885,825, consisting of $99,623,805 gross unrealized appreciation and $33,737,980 gross unrealized depreciation.

At April 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Event:

Effective on or about June 1, 2006, the fund will no longer offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund's Board of Directors held on February 1 and 2, 2006, the Board considered the re-approval for an annual period of the fund's Investment Management Agreement ("Management Agreement"), pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager's representatives reviewed the fund's distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager's representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager's corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund's distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund's asset size.

The Board members also considered the Manager's research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager's extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund's Performance and Management Fee and Expense Ratio. The Board members reviewed the fund's performance and placed significant emphasis on comparisons to a group

32

of small-cap value funds (the "Performance Group") and to a larger universe of funds, consisting of all retail and institutional small-cap value funds (the "Performance Universe") selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons for various periods ended November 30, 2005, and noted that the fund's total return performance was higher than the Performance Group and Performance Universe medians for each period, except the one-year period ended November 30, 2005. A representative of the Manager noted that high market volatility in the second quarter 2005 had affected the fund's short-term performance. A representative of the Manager also presented the Board with the fund's total return performance and the quartile, percentile and rank of the fund within its Lipper category (as provided by Lipper) for periods ended December 31, 2005 and noted that while the one-year relative total return was generally consistent with the November 30, 2005 one-year relative total return, the fund's three-month relative total return had improved.

The Board members also discussed the fund's management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the "Expense Group") and a broader group of funds (the "Expense Universe"), each selected and provided by Lipper. The Board members noted that the fund's expense ratio was higher than the Expense Group and Expense Universe medians, but that that the fund was the only fund in the Expense Group with a "unitary fee" structure.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund's Lipper category (the "Similar Funds"), and by other accounts managed by the Manager or its affiliates

The Fund 33

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

with similar investment objectives, policies and strategies as the fund (the "Adviser Accounts" and, collectively with the Similar Funds, the "Similar Accounts").The Manager's representatives explained the nature of the Similar Accounts and the differences, from the Manager's perspective, in providing services to such Similar Accounts as compared to managing and providing services to the fund.The Manager's representatives also reviewed the costs associated with distribution through inter-mediaries.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the Manager's performance and the services provided, noting the fund's "unitary fee" structure.The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund's management fee. The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. The Manager's representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager's approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including that, effective January 9, 2006, the fund had closed to new investors, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors. The Board members also

34

considered potential benefits to the Manager from acting as investment adviser and noted the Manager's soft dollar arrangements with respect to trading the fund's portfolio.

It was noted that the Board members should consider the Manager's profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund's assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund's Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was generally satisfied with the fund's overall perfor- mance. Although it was somewhat concerned with the fund's one- year performance, it was satisfied with the longer-term performance and recent trend of improvement.
  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative perfor- mance, expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

The Fund 35

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund's Management Agreement was in the best interests of the fund and its shareholders and that the Management Agreement would be renewed through April 4, 2007.

36

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Premier Family of Funds 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation 0148SA0406

Dreyfus Premier Tax Managed Growth Fund

SEMIANNUAL REPORT April 30, 2006

Save time. Save paper. View your next shareholder report online as soon as it's available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It's simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund's Expenses
6	Comparing Your Fund's Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
19	Notes to Financial Statements
27	Information About the Review
and Approval of the Fund's
Investment Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Premier Tax Managed Growth Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier Tax Managed Growth Fund, covering the six-month period from November 1, 2005, through April 30, 2006.

Since June 2004, the Federal Reserve Board has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. Recently, Fed Chairman Ben Bernanke suggested that the Fed may soon pause to assess current economic data and evaluate the impact of its credit tightening campaign. In our view, the Fed's efforts so far have largely been successful: the economy has grown at a moderate pace, the unemployment rate has dropped to multi-year lows, corporate profits have risen, and inflation has remained low despite volatile energy prices.

However, the financial markets are more likely to be influenced not by what the Fed already has accomplished, but by investors' expectations of what is to come, including the Fed's decision to increase rates further, maintain them at current levels or reduce them to stimulate future growth.We believe that this decision will depend largely on the outlook for core inflation in 2007.The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures build in an expanding economy, the Fed may choose to resume tightening later this year. As always, we urge you to discuss with your financial advisor the potential implications of these possibilities on your investments.

For information about how the fund performed, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund's portfolio manager.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter Chairman and Chief Executive Officer The Dreyfus Corporation May 15, 2006

2

DISCUSSION OF FUND PERFORMANCE

Fayez Sarofim, Portfolio Manager Fayez Sarofim & Co., Sub-Investment Adviser

How did Dreyfus Premier Tax Managed Growth Fund perform relative to its benchmark?

For the six-month period ended April 30, 2006, the fund produced total returns of 4.80% for Class A shares, 4.36% for Class B shares, 4.44% for Class C shares, 4.96% for Class R shares and 4.66% for Class T shares.1 For the same period, the fund's benchmark, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), produced a 9.63% total return.2

Despite concerns regarding resurgent energy prices and rising interest rates during the reporting period, stock prices rose due to sustained economic growth and strong corporate earnings. However, the fund's returns underperformed the benchmark, primarily due to weakness among large consumer staples and technology stocks, which remained out of favor among most investors.

What is the fund's investment approach?

The fund invests primarily in large, well-established, multinational companies that we believe are well-positioned to weather difficult economic climates and thrive during favorable times. We focus on purchasing large-cap, "blue-chip" stocks at a price we consider to be justified by a company's fundamentals. The result is a portfolio of stocks in prominent companies selected for what we consider to be sustained patterns of profitability, strong balance sheets, expanding global presence and above-average earnings growth potential.

At the same time, we manage the portfolio in a manner cognizant of the concerns of tax-conscious investors. Our tax-managed approach is based on employing a "buy-and-hold" investment strategy rather than short-term profit.We typically buy and sell relatively few stocks during the course of the year, which may help reduce investors' tax liabilities and the fund's trading costs.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

What other factors influenced the fund's performance?

Returns from large-cap growth stocks remained limited by concerns regarding the potentially eroding effects of rising interest rates and high energy prices on future financial results. In addition, the fund was adversely affected by investors' continued preference for smaller, lower-quality companies, which have benefited greatly from the low interest rates of the past few years. As interest rates have risen substantially over the past two years, we believe these companies earnings growth will be negatively impacted by higher borrowing and energy costs. Conversely, the large, blue-chip companies we favor generally have track records of steady earnings and dividend growth even in higher interest rate environments.What's more, they recently have been selling at attractively low valuations compared to historical norms.Yet, blue-chip, multinational stocks have remained out of favor among investors.

The fund's consumer staples holdings were among its greatest detractors from performance during the reporting period. U.S. pharmacy chain Walgreen declined on news of higher-than-expected expenses related to the new Medicare Part D prescription drug benefit, which eroded same-store sales growth. However, the company's earnings have remained on track, giving it a more compelling valuation, in our judgment. Similarly, global retailer Wal-Mart Stores' stock price was hurt by controversy surrounding its labor practices and concerns that its customers' purchasing power might be constrained by high gasoline costs. Finally, international food and tobacco giant Altria Group paused after advancing strongly in previous reporting periods as a proposed restructuring continues to be delayed by unresolved legal matters.

The fund's results also were hindered by weakness among its technology holdings, which are concentrated in two of the sector's leaders: software giant Microsoft and microprocessor maker Intel. Intel was hurt by weaker-than-expected earnings reports due to competitive pressures and lackluster customer demand, and Microsoft disappointed investors when it delayed the launch of the next generation of its popular

4

software products.While the fund's energy holdings, such as integrated oil producer Exxon Mobil, fared well as commodity prices rose, they lagged the S&P 500 Index's energy component, which includes some smaller oilfield services and exploration and production companies.

Better results from the fund's consumer discretionary holdings enabled the fund to participate to a degree in the market's rise. The sector's returns were led by publisher McGraw-Hill Cos., which enjoyed improved revenues and earnings from its Standard & Poor's financial data and publishing subsidiary. Other notably strong performers included industrial company Emerson Electric and financial services provider JP Morgan Chase & Co.

What is the fund's current strategy?

Although the reporting period proved to be a difficult time for our "buy-and-hold" approach, we remain committed to our disciplined strategy of focusing on well-established, high-quality companies that we believe are poised to benefit from long-term trends.With the Fed nearing what we believe is the end of its credit tightening campaign and the economy entering a more mature phase, we believe that investors' appetite for risk may wane, and sentiment may begin to shift toward leading companies with track records of consistent earnings and dividend growth.

May 15, 2006

[1] Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until October 4, 2006. Had these expenses not been absorbed, the fund's returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects monthly reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor's 500 Composite Stock Price Index is
a widely accepted, unmanaged index of U.S. stock market performance.

The Fund 5

UNDERSTANDING YOUR FUND'S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial adviser.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Tax Managed Growth Fund from November 1, 2005 to April 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2006
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 6.70	$ 10.49	$ 10.49	$ 5.23	$ 7.97
Ending value (after expenses)	$1,048.00	$1,043.60	$1,044.40	$1,049.60	$1,046.60

COMPARING YOUR FUND'S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2006
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 6.61	$ 10.34	$ 10.34	$ 5.16	$ 7.85
Ending value (after expenses)	$1,018.25	$1,014.53	$1,014.53	$1,019.69	$1,017.01

† Expenses are equal to the fund's annualized expense ratio of 1.32% for Class A, 2.07% for Class B, 2.07% for Class C, 1.03% for Class R and 1.57% for Class T; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS April 30, 2006 (Unaudited)
Common Stocks—100.0%	Shares	Value ($)

Banking—3.3%
Bank of America	81,896	4,088,248
SunTrust Banks	25,000	1,933,250
		6,021,498
Capital Goods—8.6%
Emerson Electric	50,000	4,247,500
General Electric	325,000	11,241,750
		15,489,250
Consumer Services—8.5%
Home Depot	11,000	439,230
McDonald's	75,000	2,592,750
Wal-Mart Stores	110,000	4,953,300
Walgreen	173,000	7,253,890
		15,239,170
Diversified Financial Services—11.9%
American Express	70,000	3,766,700
American International Group	18,425	1,202,231
Ameriprise Financial	15,000	735,600
Citigroup	165,833	8,283,359
JPMorgan Chase & Co.	100,000	4,538,000
Merrill Lynch & Co.	37,000	2,821,620
		21,347,510
Energy—19.0%
BP, ADR	115,000	8,477,800
Chevron	150,000	9,153,000
ConocoPhillips	67,000	4,482,300
Exxon Mobil	180,512	11,386,697
Total, ADR	5,000 [a]	690,100
		34,189,897
Food, Beverage & Tobacco—19.3%
Altria Group	150,000	10,974,000
Anheuser-Busch Cos.	45,000	2,006,100
Coca-Cola	202,500	8,496,900
Nestle, ADR	81,800	6,232,342
PepsiCo	121,000	7,047,040
		34,756,382

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Household & Personal Products—5.6%
Colgate-Palmolive	20,000	1,182,400
Estee Lauder Cos., Cl. A	30,000	1,113,600
Procter & Gamble	135,000	7,858,350
		10,154,350
Materials—.3%
Praxair	10,000	561,300
Media—7.1%
CBS, Cl. B	32,500	827,775
McGraw-Hill Cos.	140,000	7,792,400
News, Cl. A	161,000	2,762,760
Time Warner	10,000	174,000
Viacom, Cl. B	32,500 [b]	1,294,475
		12,851,410
Pharmaceuticals & Biotechnology—9.0%
Abbott Laboratories	76,000	3,248,240
Eli Lilly & Co.	60,000	3,175,200
Johnson & Johnson	100,000	5,861,000
Merck & Co.	28,000	963,760
Pfizer	115,000	2,912,950
		16,161,150
Technology—5.8%
Intel	350,000	6,993,000
Microsoft	145,000	3,501,750
		10,494,750
Transportation—1.6%
United Parcel Service, Cl. B	35,000	2,837,450
Total Common Stocks
(cost $146,889,982)		180,104,117

8

Investment of Cash Collateral
for Securities Loaned—.2%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $309,560)	309,560 [c]	309,560

Total Investments (cost $147,199,542)	100.2%	180,413,677
Liabilities, Less Cash and Receivables	(.2%)	(271,001)
Net Assets	100.0%	180,142,676

ADR—American Depository Receipts.
[a] A portion of this security is on loan. At April 30, 2006, the total market value of the fund's security on loan is
$300,884 and the total market value of the collateral held by the fund is $309,560.
[b] Non-income producing security.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Food, Beverage & Tobacco	19.3	Technology	5.8
Energy	19.0	Household & Personal Products	5.6
Diversified Financial Services	11.9	Banking	3.3
Pharmaceuticals & Biotechnology	9.0	Transportation	1.6
Capital Goods	8.6	Materials	.3
Consumer Services	8.5	Money Market Investment	.2
Media	7.1		100.2

† Based on net assets. See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES April 30, 2006 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement
of Investments (including securities on loan,
valued at $300,884)—Note 1(b):
Unaffiliated issuers	146,889,982	180,104,117
Affiliated issuers	309,560	309,560
Receivable for investment securities sold		507,068
Dividends receivable		301,887
Receivable for shares of Capital Stock subscribed		8,748
		181,231,380

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		234,974
Cash overdraft due to Custodian		35,740
Liability for securities on loan—Note 1(b)		309,560
Bank note payable—Note 2		280,000
Payable for shares of Capital Stock redeemed		226,892
Interest payable—Note 2		1,538
		1,088,704

Net Assets ($)		180,142,676

Composition of Net Assets ($):
Paid-in capital		174,819,967
Accumulated undistributed investment income—net		515,025
Accumulated net realized gain (loss) on investments		(28,406,451)
Accumulated net unrealized appreciation
(depreciation) on investments		33,214,135

Net Assets ($)		180,142,676

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T

Net Assets ($)	98,579,153	43,196,315	35,320,850	1,120.40	3,045,238
Shares Outstanding	5,797,393	2,656,143	2,177,099	65.690	181,781

Net Asset Value
Per Share ($)	17.00	16.26	16.22	17.06	16.75

See notes to financial statements.

10

STATEMENT OF OPERATIONS Six Months Ended April 30, 2006 (Unaudited)
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers (net of $50,889 foreign taxes withheld at source)	2,545,247
Affiliated issuers	2,461
Income from securities lending	6,347
Total Income	2,554,055
Expenses:
Management fee—Note 3(a)	1,066,529
Distribution and service plan fees—Note 3(b)	574,781
Interest expense—Note 2	8,480
Loan commitment fees—Note 2	1,258
Total Expenses	1,651,048
Less—reduction in management fee
due to undertaking—Note 3(a)	(42,135)
Net Expenses	1,608,913
Investment Income—Net	945,142

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	8,238,542
Net unrealized appreciation (depreciation) on investments	(211,197)
Net Realized and Unrealized Gain (Loss) on Investments	8,027,345
Net Increase in Net Assets Resulting from Operations	8,972,487

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2006	Year Ended
	(Unaudited)	October 31, 2005

Operations ($):
Investment income—net	945,142	2,031,987
Net realized gain (loss) on investments	8,238,542	2,641,231
Net unrealized appreciation
(depreciation) on investments	(211,197)	14,641,550
Net Increase (Decrease) in Net Assets
Resulting from Operations	8,972,487	19,314,768

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(797,828)	(1,156,603)
Class B shares	(339,491)	(250,408)
Class C shares	(265,125)	(203,832)
Class R shares	(8)	(14)
Class T shares	(28,024)	(38,935)
Total Dividends	(1,430,476)	(1,649,792)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A shares	14,060,674	43,639,682
Class B shares	490,906	1,962,002
Class C shares	1,122,624	3,009,460
Class T shares	13,030	48,325
Dividends reinvested:
Class A shares	609,124	874,338
Class B shares	228,934	174,313
Class C shares	167,222	117,279
Class R shares	8	14
Class T shares	24,761	34,777
Cost of shares redeemed:
Class A shares	(24,671,210)	(38,557,432)
Class B shares	(17,215,393)	(53,345,543)
Class C shares	(9,093,333)	(16,392,698)
Class T shares	(981,974)	(1,183,504)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	(35,244,627)	(59,618,987)
Total Increase (Decrease) in Net Assets	(27,702,616)	(41,954,011)

Net Assets ($):
Beginning of Period	207,845,292	249,799,303
End of Period	180,142,676	207,845,292
Undistributed investment income—net	515,025	1,000,359

12

	Six Months Ended
	April 30, 2006	Year Ended
	(Unaudited)	October 31, 2005

Capital Share Transactions:
Class Aa
Shares sold	842,460	2,701,140
Shares issued for dividends reinvested	36,193	55,514
Shares redeemed	(1,474,860)	(2,375,710)
Net Increase (Decrease) in Shares Outstanding	(596,207)	380,944

Class B [a]
Shares sold	30,653	125,718
Shares issued for dividends reinvested	14,175	11,468
Shares redeemed	(1,076,069)	(3,434,764)
Net Increase (Decrease) in Shares Outstanding	(1,031,241)	(3,297,578)

Class C
Shares sold	70,272	193,094
Shares issued for dividends reinvested	10,380	7,731
Shares redeemed	(568,446)	(1,057,481)
Net Increase (Decrease) in Shares Outstanding	(487,794)	(856,656)

Class R
Shares issued for dividends reinvested	1	1

Class T
Shares sold	790	3,049
Shares issued for dividends reinvested	1,491	2,235
Shares redeemed	(59,719)	(74,643)
Net Increase (Decrease) in Shares Outstanding	(57,438)	(69,359)

[a] During the period ended April 30, 2006, 552,671 Class B shares representing $8,832,263 were automatically converted to 529,492 Class A shares and during the period ended October 31, 2005, 1,539,147 Class B shares representing $25,967,931 were automatically converted to 1,603,882 Class A shares.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

[a] Based on average shares outstanding at each month end. [b] Exclusive of sales charge. [c] Not annualized. See notes to financial statements.

14

[a] Based on average shares outstanding at each month end. [b] Amount represents less than $.01 per share. [c] Exclusive of sales charge. [d] Not annualized. See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	April 30, 2006		Year Ended October 31,

Class C Shares	(Unaudited)	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	15.64	14.59	14.22	13.03	14.82	18.47
Investment Operations:
Investment income (loss)—net [a]	.05	.08	.00[b]	.00[b]	(.05)	(.08)
Net realized and unrealized
gain (loss) on investments	.63	1.03	.38	1.19	(1.74)	(3.57)
Total from Investment Operations	.68	1.11	.38	1.19	(1.79)	(3.65)
Distributions:
Dividends from investment
income—net	(.10)	(.06)	(.01)	—	—	—
Net asset value, end of period	16.22	15.64	14.59	14.22	13.03	14.82

Total Return (%) [c]	4.44[d]	7.54	2.73	9.13	(12.08)	(19.76)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.05[d]	2.11	2.10	2.10	2.10	2.10
Ratio of net expenses
to average net assets	1.02[d]	2.11	2.10	2.10	2.10	2.10
Ratio of net investment income
(loss) to average net assets	.28[d]	.53	.02	.01	(.31)	(.48)
Portfolio Turnover Rate	—	1.06	.72	3.51	7.25	3.56

Net Assets, end of period
($ x 1,000)	35,321	41,677	51,391	59,007	58,289	59,104

[a] Based on average shares outstanding at each month end. [b] Amount represents less than $.01 per share. [c] Exclusive of sales charge. [d] Not annualized. See notes to financial statements.

16

[a] From May 14, 2004 (commencement of initial offering) to October 31, 2004. [b] Based on average shares outstanding at each month end. [c] Not annualized. See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)
Six Months Ended
	April 30, 2006		Year Ended October 31,

Class T Shares	(Unaudited)	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	16.12	15.04	14.64	13.36	15.12	18.75
Investment Operations:
Investment income—net [a]	.09	.17	.08	.07	.03	.00[b]
Net realized and unrealized
gain (loss) on investments	.66	1.05	.39	1.21	(1.79)	(3.63)
Total from Investment Operations	.75	1.22	.47	1.28	(1.76)	(3.63)
Distributions:
Dividends from investment
income—net	(.12)	(.14)	(.07)	—	—	—
Net asset value, end of period	16.75	16.12	15.04	14.64	13.36	15.12

Total Return (%) [c]	4.66[d]	8.12	3.25	9.58	(11.64)	(19.36)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.80[d]	1.61	1.60	1.60	1.60	1.60
Ratio of net expenses
to average net assets	.78[d]	1.61	1.60	1.60	1.60	1.60
Ratio of net investment income
to average net assets	.53[d]	1.04	.52	.51	.18	.02
Portfolio Turnover Rate	—	1.06	.72	3.51	7.25	3.56

Net Assets, end of period
($ x 1,000)	3,045	3,857	4,641	5,135	5,615	7,404

[a] Based on average shares outstanding at each month end. [b] Amount represents less than $.01 per share. [c] Exclusive of sales charge. [d] Not annualized. See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Tax Managed Growth Fund (the "fund") is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering sixteen series, including the fund. The fund's investment objective is to provide investors with long-term capital appreciation consistent with minimizing realized capital gains and taxable current income.The Dreyfus Corporation (the "Manager" or "Dreyfus") serves as the fund's investment adviser. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial"). Fayez Sarofim & Co. ("Sarofim & Co.") serves as the fund's sub-investment adviser.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund's shares.The fund is authorized to issue 100 million shares of $.001 par value Capital Stock in each of the following classes of shares: Class A, Class B, Class C, Class R and Class T. Class A, Class B, Class C and Class T shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A and Class T shares are sold with a front-end sales charge, while Class B and Class C shares are subject to a contingent deferred sales charge ("CDSC"). Class B shares automatically convert to Class A shares after six years. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Financial and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution or service fees. Class R shares are offered without a front-end sales charge or CDSC. Each class of shares has identical rights and privileges, except with respect to distribution and service fees and voting rights on matters affecting a single class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Effective March 1, 2006, Class A shares of the fund may be purchased at net asset value ("NAV") without payment of a sales charge:

  By qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor children have,beneficially owned shares and continuously maintained an open account directly through the Distributor in a Dreyfus-managed fund, including the fund, or a Founders Asset Management LLC
  ("Founders") managed fund since on or before February 28, 2006. Founders is a wholly-owned subsidiary of the Distributor.
  With the cash proceeds from an investor's exercise of employment- related stock options, whether invested in the fund directly or indi- rectly through an exchange from a Dreyfus-managed money mar- ket fund,provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relating to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor's spouse and minor children become eli- gible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options.
  By members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the quali- fied affinity group has entered into an affinity agreement with the Distributor.

Effective March 1, 2006, Class A and Class T shares of the fund may be purchased at NAV without payment of a sales charge:

  For Dreyfus-sponsored IRA "Rollover Accounts" with the distrib- ution proceeds from qualified and non-qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the Distributor specifically relating to processing rollovers. Upon estab- lishing the Dreyfus-sponsored IRA rollover account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A or Class T shares of the fund at NAV in such account.

20

As of April 30, 2006, MBC Investments Corp., an indirect subsidiary of Mellon Financial, held all of the Class R shares.

The fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their NAV.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR's and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund's policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by Dreyfus.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transac-tion.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as "affiliated" in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code").To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro-

22

visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $36,644,993 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2005. If not applied, $659,140 of the carryover expires in fiscal 2008, $5,341,001 expires in fiscal 2009, $14,181,361 expires in fiscal 2010, $8,603,573 expires in fiscal 2011 and $7,859,918 expires in fiscal 2012.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2005 were as follows: ordinary income $1,649,792. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the "Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing.

The average daily amount of borrowings outstanding under the Facility during the period ended April 30, 2006, was approximately $358,000, with a related weighted average annualized interest rate of 4.78% .

NOTE 3—Investment Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Management Agreement with Dreyfus, Dreyfus provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. Dreyfus also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay Dreyfus a fee, calculated daily and paid monthly, at the

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

annual rate of 1.10% of the value of the fund's average daily net assets. Out of its fee, Dreyfus pays all of the expenses of the fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, service fees, expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Directors (including counsel fees). Each Director receives $45,000 per year, plus $6,000 for each joint Board meeting of the Company, The Dreyfus/Laurel Tax-Free Municipal Funds and The Dreyfus/Laurel Funds Trust (collectively, the "Dreyfus/Laurel Funds") attended, $2,000 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $1,500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses.With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). With respect to compensation committee meetings, the Chair of the compensation committee receives $900 per meeting and, with respect to audit committee meetings, the Chair of the audit committee receives $1,350 per meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund, the $2,000 or $1,500 fee, as applicable, will be allocated between the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund.These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to Dreyfus, are in fact paid directly by Dreyfus to the non-interested Directors.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Sarofim & Co., Dreyfus pays Sarofim & Co. an annual fee of .30% of the value of the fund's average daily net assets, payable monthly. From

24

February 7, 2006 through October 4, 2006, Sarofim & Co. has agreed to waive receipt of a portion of its sub-investment advisory fee, which is paid by Dreyfus out of the management fee received by Dreyfus from the fund. Dreyfus will, in turn, pass the waiver onto the fund. The reduction in management fee, pursuant to the undertaking by Sarofim & Co., amounted to $42,135 during the period ended April 30, 2006.

During the period ended April 30, 2006, the Distributor retained $2,180 and $68 from commissions earned on sales of the fund's Clas A and Class T shares, respectively, and $78,288 and $2,420 from CDSC on redemptions of the fund's Class B and Class C shares, respectively.

(b) Under separate Distribution Plans (the "Plans") adopted pursuant to Rule 12b-1 under the Act, Class A shares may pay annually up to .25% of the value of its average daily net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. Class B, Class C and Class T shares pay the Distributor for distributing their shares at an aggregate annual rate of .75% of the value of the average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares.The Distributor may pay one or more agents in respect of advertising, marketing and other distribution services for Class T shares and determines the amounts, if any, to be paid to agents and the basis on which such payments are made. Class B, Class C and Class T shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the "Service Plan"), under which Class B, Class C and Class T shares pay the Distributor for providing certain services to the holders of their shares a fee at the annual rate of .25% of the value of the average daily net assets of Class B, Class C and Class T shares. During the period ended April 30, 2006, Class A, Class B, Class C and Class T shares were charged $128,756, $183,450, $144,682 and $4,258, respectively, pursuant to their respective Plans. During the period ended April 30, 2006, Class B, Class C and Class T shares were charged $61,150, $48,227 and $4,258, respectively, pursuant to the Service Plan.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Under its terms, the Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Directors who are not "interested persons" of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plans or Service Plan.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $163,394, Rule 12b-1 distribution plan fees $69,579 and service plan fees $16,855, which are offset against an expense reimbursement currently in effect in the amount of $14,854.

(c) The Company and Dreyfus have received an exemptive order from the SEC which, among other things, permits the fund to use cash collateral received in connection with lending the fund's securities and other uninvested cash to purchase shares of one or more registered money market mutual funds advised by Dreyfus in excess of the limitations imposed by the Act.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2006, amounted to $0 and $35,870,914, respectively.

At April 30, 2006, accumulated net unrealized appreciation on investments was $33,214,135, consisting of $46,271,226 gross unrealized appreciation and $13,057,091 gross unrealized depreciation.

At April 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Event:

Effective on or about June 1, 2006, the fund will no longer offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

26

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund's Board of Directors held on February 1 and 2, 2006, the Board considered the re-approval for an annual period of the fund's Investment Management Agreement ("Management Agreement"), pursuant to which the Manager provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement between the Manager and Fayez Sarofim & Co. ("Sarofim & Co."), with respect to the fund, pursuant to which Sarofim & Co. provides day-to-day management of the fund's investments subject to the Manager's oversight.The Board members, none of whom are "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager and Sarofim & Co.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement, and by Sarofim & Co. pursuant to the Sub-Investment Advisory Agreement.The Manager's representatives reviewed the fund's distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager's representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager's corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund's distribution channels. The Board also considered the number of shareholder accounts in the fund, as well as the fund's asset size.

The Board members also considered Sarofim & Co.'s research and portfolio management capabilities. In response to a question from the Board regarding research personnel, a representative of Sarofim & Co. reviewed recent and upcoming personnel additions in its research department. The Board members also considered that the Manager also provides oversight of day-to-day fund operations, including fund

The Fund 27

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) ( c o n t i n u e d )

accounting and administration and assistance in meeting legal and regulatory requirements, and the Manager's extensive administrative, accounting and compliance infrastructure, as well as the Manager's supervisory activities over Sarofim & Co.

Comparative Analysis of the Fund's Performance, Management Fee and Expense Ratio. The Board members reviewed the fund's performance and placed significant emphasis on comparisons to a group of large-cap core funds (the "Performance Group") and to a larger universe of funds, consisting of all retail and institutional large-cap core funds (the "Performance Universe") selected and provided by Lipper Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and the Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons for various periods ended November 30, 2005, and noted that the fund's total return performance was below each of the Performance Group and Performance Universe medians for the one-, two-, three- and four-year periods, below the Performance Universe median for the five-year period and at the Performance Group median for the five-year period.The Board discussed with representatives of the Manager and Sarofim & Co. the investment strategy employed in the management of the fund's assets and how that strategy affected the fund's relative performance. The Board members noted that Sarofim & Co. is an experienced manager with a long-term "buy-and-hold" investment approach to investing in what generally is known as "mega-cap" companies. Sarofim & Co.'s considerable reputation, based on following this investment approach, was noted. A representative of the Manager provided the Board members with industry-related analysis from third party, non-affiliated entities which noted the underperformance of mega-cap companies and the consistent process of Sarofim & Co. Representatives of the Manager asserted that Sarofim & Co. and its investment style were prominently featured in marketing materials so that investors would be informed about, and expect the fund to be

28

sub-advised by Sarofim & Co. and its performance to be consistent with, Sarofim & Co.'s long-term buy-and-hold investment approach to investing in "mega-cap" companies.A representative of Sarofim & Co. informed the Board members that Sarofim & Co. believes the valuations of the fund's portfolio holdings are relatively attractive, noting the aggregate fundamentals of the fund's portfolio holdings, as well as those of certain securities in the portfolio, as compared to the Standard and Poor's 500 Composite Stock Price Index, including, among other things, price/earnings ratios, earnings growth and capital ratios.

The Board members also discussed the fund's management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the "Expense Group") and a broader group of funds (the "Expense Universe"), each selected and provided by Lipper. The Board members noted that the fund was the only fund in the Expense Group with a "unitary fee" structure.The Board members noted that the fund's expense ratio was higher than the Expense Group and Expense Universe medians. Representatives of the Manager and Sarofim & Co. and the Board members agreed that Sarofim & Co. would voluntarily waive a portion of its sub-investment advisory fee paid by the Manager (and the Manager would, in turn, waive that portion of the fund's management fee paid by the fund) in the amount of 0.10% of the value of the fund's average daily net assets until October 4, 2006.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included with the fund in the "Large-Cap Core" category, or in the "Large-Cap Core Variable Insurance Products" category, of Lipper (the "Similar Funds"), and by other accounts managed by the Manager, Sarofim & Co. or their respective affiliates with similar investment objectives, policies and strategies as the fund (the "Adviser Accounts," and, collectively with the Similar Funds, the "Similar Accounts"). The Manager's representatives explained the

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE

FUND'S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) ( c o n t i n u e d )

nature of the Similar Accounts and the differences, from the Manager's and Sarofim & Co.'s perspective, as applicable, in providing services to such Similar Accounts as compared to managing and providing services to the fund.The Manager's representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to the Manager or Sarofim & Co. and discussed the relationship of the fees paid in light of the Manager's or Sarofim & Co.'s performance and the services provided, noting the fund's "unitary fee" structure.The Board members considered the relevance of the fee information provided for the Similar Accounts managed by the Manager and Sarofim & Co. to evaluate the appropriateness and reasonableness of the fund's management fee and sub-investment advisory fee.The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

The Board considered the fee to Sarofim & Co. in relation to the fee paid to the Manager and the respective services provided by Sarofim & Co. and the Manager.The Board also noted that Sarofim & Co.'s fee is paid by the Manager and not the fund.

Analysis of Profitability and Economies of Scale. The Manager's representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager's approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the recent decline in assets, and the extent to which

30

economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund share-holders.The Board members also considered potential benefits to the Manager or Sarofim & Co. from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements with respect to trading the fund's portfolio.

It was noted that the Board members should consider the Manager's profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund's assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. Since the Manager, and not the fund, pays Sarofim & Co. pursuant to the Sub-Investment Advisory Agreement, the Board did not consider Sarofim & Co.'s profitability to be relevant to its deliberations. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund's Management Agreement and Sub-Investment Advisory Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager and Sarofim & Co. are adequate and appropriate.

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) ( c o n t i n u e d )
  The Board was concerned with the fund's performance, and while management assured the Board members that portfolio manage- ment had been consistent with the strategy description in fund materials and Sarofim & Co.'s stated investment style, the Board determined to continue to closely monitor performance and to renew the Management Agreement and the Sub-Advisory Agreement only for a six-month period, through October 4, 2006.
  The Board concluded, taking into account the voluntary fee waiver, that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative performance, expense and advisory fee information, cost of services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund and that the fee paid by the Manager to Sarofim & Co. is reasonable and appropriate.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund and that, to the extent in the future it were to be deter- mined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund's Management Agreement and Sub-Investment Advisory Agreement was in the best interests of the fund and its shareholders and that the Management Agreement and Sub-Investment Advisory Agreement would be renewed through October 4, 2006.

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Premier Family of Funds 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation 0149SA0406

Dreyfus U.S. Treasury Reserves

SEMIANNUAL REPORT April 30, 2006

Save time. Save paper. View your next shareholder report online as soon as it's available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It's simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund's Expenses
6	Comparing Your Fund's Expenses
With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
13	Notes to Financial Statements
18	Information About the Review
and Approval of the Fund's
Investment Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus U.S. Treasury Reserves

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus U.S. Treasury Reserves, covering the six-month period from November 1, 2005, through April 30, 2006.

Since June 2004, the Federal Reserve Board (the "Fed") has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. Recently, Fed Chairman Ben Bernanke suggested that the Fed may soon pause to assess current economic data and evaluate the impact of its credit tightening campaign. In our view, the Fed's efforts so far have largely been successful: the economy has grown at a moderate pace, the unemployment rate has dropped to multi-year lows, corporate profits have risen, and inflation has remained low despite volatile energy prices.

However, the financial markets are more likely to be influenced not by what the Fed already has accomplished, but by investors' expectations of what is to come, including the Fed's decision to increase interest rates further, maintain them at current levels or reduce them to stimulate future growth.We believe that this decision will depend largely on the outlook for core inflation in 2007.The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures build in an expanding economy, the Fed may choose to resume tightening later this year.

For information about how the fund performed, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund's portfolio manager.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter Chairman and Chief Executive Officer The Dreyfus Corporation May 15, 2006

2

DISCUSSION OF FUND PERFORMANCE

Patricia A. Larkin, Senior Portfolio Manager

How did Dreyfus U.S. Treasury Reserves perform during the period?

For the six-month period ended April 30, 2006, the fund's Investor shares produced an annualized yield of 3.49%, and its Class R shares produced an annualized yield of 3.69% .Taking into account the effects of compounding, the annualized effective yields for the fund's Investor shares and Class R shares were 3.55% and 3.75%, respectively.1

What is the fund's investment approach?

The fund seeks a high level of current income consistent with stability of principal. As a U.S.Treasury money market fund, we attempt to provide shareholders with an investment vehicle that is made up of Treasury bills and notes with remaining maturities of 13 months or less issued by the U.S. government as well as repurchase agreements with securities dealers, which are backed by U.S. Treasuries. To pursue its goal, the fund invests exclusively in direct obligations of the U.S. Treasury and in repurchase agreements secured by these obligations.

What other factors influenced the fund's performance?

When the reporting period began, the financial markets had already begun to recover from the aftermath of the Gulf Coast hurricanes. Although oil prices had spiked to more than $70 per barrel, the Federal Reserve Board (the "Fed") defied many analysts' expectations and, instead of pausing to assess the hurricanes' damage to the U.S. economy, implemented its eleventh consecutive rate hike since June 2004, increasing the federal funds rate to 3.75% at its September meeting.

By the time the Fed next raised interest rates in early November, the move was widely expected, especially after the announcement that U.S. GDP had expanded at a 4.3% annualized rate during the third quarter of 2005. December saw a decline in the unemployment rate to 4.9%, confirming that the U.S. economy remained on solid footing.

DISCUSSION OF FUND PERFORMANCE (continued)

However, when the Fed raised rates to 4.25% at its December meeting, a change in the language of its accompanying announcement convinced many investors that the credit tightening campaign might be nearing completion.A lower-than-expected GDP growth rate of 1.7% for the fourth quarter of 2005 appeared to lend credence to this view.

Fears of an economic slowdown soon dissipated in January, however, when the unemployment rate slid to 4.7%, a multi-year low.As expected, the Fed raised the federal funds rate to 4.5% at its January meeting, indicating in its statement that "some further policy firming may be needed…."This language was widely viewed as an attempt to give the new Fed Chairman, Ben Bernanke, flexibility to set his own course.

The employment report for February showed a better-than-expected increase of 243,000 workers, helping to alleviate any lingering concerns that the Gulf Coast hurricanes and high energy prices might trigger an economic slowdown. In addition, despite new signs of sustained economic growth, longer-term interest rates remained surprisingly stable, causing the Treasury yield curve to flatten substantially.At times during the first quarter of 2006, the yield curve inverted, a phenomenon that in the past had been considered a harbinger of recession.

By the end of March, however, it had become apparent that fears of a slowdown were overblown, and the inversion of the yield curve was more likely a result of robust demand for U.S.Treasury securities from overseas investors.Accordingly, few investors were surprised when the Fed implemented its fifteenth consecutive increase in the federal funds rate, driving it to 4.75% in late March. Indeed, it later was announced that the initial estimate of annualized first-quarter GDP growth was a robust 4.8% .

The U.S. Treasury securities yield curve began to steepen in April when new economic data suggested that the economy might be stronger than many analysts previously expected. Despite some slowing in the housing market, low unemployment, strong consumer confidence and brisk retail sales suggested that the economy continued to grow at a relatively brisk pace.

In this environment, most investors have focused primarily on securities at the shorter-end of the money market maturity spectrum. We have maintained a similar strategy, generally keeping the fund's weighted average maturity shorter than industry averages.

What is the fund's current strategy?

On May 10, after the close of the reporting period, the Fed raised the federal funds rate to 5% and indicated that economic growth was expected to moderate to a more sustainable pace. In addition, several members of the Federal Open Market Committee have indicated that they feel monetary policy is now in the neutral range, and further changes in interest rates are likely to depend on prevailing economic data.A substantial slowdown in economic growth could preclude further rate increases, but additional gains in global commodity prices might make the Fed more inclined to tighten more aggressively to forestall inflationary pressures. Accordingly, while we have maintained the fund's relatively short weighted average maturity, we are prepared to adjust our strategy when we become convinced that short-term interest rates have peaked.

May 15, 2006

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1] Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.

The Fund 5

UNDERSTANDING YOUR FUND'S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial adviser.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus U.S. Treasury Reserves from November 1, 2005 to April 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2006
	Investor Shares	Class R Shares

Expenses paid per $1,000 †	$ 3.50	$ 2.50
Ending value (after expenses)	$1,017.40	$1,018.40

COMPARING YOUR FUND'S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2006
	Investor Shares	Class R Shares

Expenses paid per $1,000 †	$ 3.51	$ 2.51
Ending value (after expenses)	$1,021.32	$1,022.32

† Expenses are equal to the fund's annualized expense ratio of .70% for Investor shares and .50% for Class R shares; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS April 30, 2006 (Unaudited)
	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills—41.4%	Purchase (%)	Amount ($)	Value ($)

5/11/06
(cost $49,939,028)	4.40	50,000,000	49,939,028

U.S. Treasury Notes—20.7%

5/15/06
(cost $24,999,869)	4.52	25,000,000	24,999,869

Repurchase Agreements—37.5%

Citigroup Global Markets Holdings Inc.
dated 4/28/2006, due 5/1/2006 in the
amount of $16,006,160 (fully collateralized by
$16,554,243 U.S. Treasury Strips,
due 8/15/2006, value $16,320,000)	4.62	16,000,000	16,000,000
Goldman, Sachs & Co.
dated 4/28/2006, due 5/1/2006 in the
amount of $13,205,104 (fully collateralized by
$13,470,000 U.S. Treasury Notes, 2.875%,
due 11/30/2006, value $13,464,323)	4.64	13,200,000	13,200,000
Greenwich Capital Markets
dated 4/28/2006, due 5/1/2006 in the
amount of $16,006,240 (fully collateralized by
$28,935,000 U.S. Treasury Strips,
due 5/15/2017, value $16,322,522)	4.68	16,000,000	16,000,000
Total Repurchase Agreements
(cost $45,200,000)			45,200,000

Total Investments (cost $120,138,897)		99.6%	120,138,897

Cash and Receivables (Net)		.4%	504,902

Net Assets		100.0%	120,643,799

Portfolio Summary (Unaudited) †
	Value (%)		Value (%)

U.S. Treasuries	62.1	Repurchase Agreements	37.5
			99.6

† Based on net assets. See notes to financial statements.

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES April 30, 2006 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—
See Statement of Investments (including
Repurchase Agreements of $45,200,000)—Note 1(b)	120,138,897	120,138,897
Cash		402,335
Interest receivable		550,912
		121,092,144

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		64,036
Dividend payable		377,247
Payable for shares of Capital Stock redeemed		7,062
		448,345

Net Assets ($)		120,643,799

Composition of Net Assets ($):
Paid-in capital		120,644,651
Accumulated net realized gain (loss) on investments		(852)

Net Assets ($)		120,643,799

Net Asset Value Per Share
	Investor Shares	Class R Shares

Net Assets ($)	99,675,837	20,967,962
Shares Outstanding	99,676,482	20,968,169

Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

8

STATEMENT OF OPERATIONS Six Months Ended April 30, 2006 (Unaudited)
Investment Income ($):
Interest Income	2,585,087
Expenses:
Management fee—Note 3(a)	308,357
Distribution fees (Investor Shares)—Note 3(b)	98,017
Total Expenses	406,374
Investment Income—Net	2,178,713

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(852)
Net Increase in Net Assets Resulting from Operations	2,177,861

See notes to financial statements.

The Fund 9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2006	Year Ended
	(Unaudited)	October 31, 2005

Operations ($):
Investment income—net	2,178,713	3,165,305
Net realized gain (loss) on investments	(852)	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,177,861	3,165,305

Dividends to Shareholders from ($):
Investment income—net:
Investor shares	(1,712,893)	(1,655,181)
Class R shares	(465,820)	(1,510,955)
Total Dividends	(2,178,713)	(3,166,136)

Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Investor shares	69,394,957	108,205,329
Class R shares	61,621,528	186,629,429
Dividends reinvested:
Investor shares	1,670,709	1,604,330
Class R shares	229,897	252,322
Cost of shares redeemed:
Investor shares	(65,362,037)	(92,879,596)
Class R shares	(66,126,397)	(244,549,321)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	1,428,657	(40,737,507)
Total Increase (Decrease) in Net Assets	1,427,805	(40,738,338)

Net Assets ($):
Beginning of Period	119,215,994	159,954,332
End of Period	120,643,799	119,215,994

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

[a] Annualized. See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS (continued)

[a] Annualized. See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus U.S. Treasury Reserves (the "fund") is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering sixteen series including the fund.The fund's investment objective is to seek a high level of current income consistent with stability of principal by investing in direct obligations of U.S.Treasury and repurchase agreements secured by these obligations. The Dreyfus Corporation (the "Manager" or "Dreyfus") serves as the fund's investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial").

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares.The fund is authorized to issue 1 billion shares of $.001 par value Capital Stock in each of the following classes of shares: Investor and Class R. Investor shares are sold primarily to retail investors and bear a distribution fee. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Financial and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution fee and voting rights on matters affecting a single class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund's investments.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

It is the fund's policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund's holding period.This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period.The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counter party default, the fund has the right to use the collateral to offset losses incurred.There is potential loss to the fund in the event the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights.The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code").To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

14

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2005 were all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At April 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended April 30, 2006, the fund did not borrow under the line of credit.

NOTE 3—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an Investment Management Agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .50% of the value of the fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, Rule 12b-1 distribution fees, service fees and expenses, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Directors (including counsel fees). Each Director receives $45,000 per year, plus $6,000 for each joint Board meeting of the Company, The Dreyfus/Laurel Tax-Free Municipal Funds, and The Dreyfus/Laurel Funds Trust (collectively, the "Dreyfus/Laurel Funds") attended, $2,000 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled board meeting and $1,500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses.With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts).With respect to compensation committee meetings, the Chair of the compensation committee receives $900 per meeting and, with respect to audit committee meetings, the Chair of the audit committee receives $1,350 per meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund, the $2,000 or $1,500 fee, as applicable, will be allocated between the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Directors.

16

(b) Under the fund's Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Investor shares may pay annually up to .25% (currently limited by the Company's Board of Directors to .20%) of the value of the average daily net assets attributable to its Investor shares to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Investor shares. During the period ended April 30, 2006, Investor shares were charged $98,017 pursuant to the Plan.

Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Directors who are not "interested persons" of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plan.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $47,845 and Rule 12b-1 distribution plan fees $16,191.

The Fund 17

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund's Board of Directors held on February 1 and 2, 2006, the Board considered the re-approval for an annual period of the fund's Investment Management Agreement ("Management Agreement"), pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager's representatives reviewed the fund's distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager's representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager's corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund's distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund's asset size.

The Board members also considered the Manager's research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager's extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund's Performance and Management Fee and Expense Ratio. The Board members reviewed the fund's performance and placed significant emphasis on comparisons to a group of retail, no-load U.S.Treasury money market funds (the "Performance

18

Group") and to a larger universe of funds, consisting of all retail U.S. Treasury money market funds (the "Performance Universe") selected and provided by Lipper, Inc., an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons for various periods ended November 30, 2005, and noted that the fund's total return performance was variously above and below the Performance Group and Performance Universe medians for each of the periods. The Board noted the rank of the fund's total return within the Performance Group for each period and discussed that when a fund's performance was below median there was generally a spread of only a few basis points between the fund's performance and median performance.The Manager also provided the Board with the fund's total return performance and the quartile, percentile and rank of the fund's total return within its Lipper category (as provided by Lipper) for periods ended December 31, 2005, which showed improvement over the November 30, 2005 relative total returns.

The Board members also discussed the fund's management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the "Expense Group") and a broader group of funds (the "Expense Universe"), each selected and provided by Lipper. The Board members noted that the fund was the only fund in the Expense Group with a "unitary fee" struc-ture.The Board members noted that the fund's expense ratio, including Rule 12b-1 fees, was higher than the Expense Group and Expense Universe medians and, excluding Rule 12b-1 or other service fees, was lower than the Expense Group and Expense Universe medians.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund's Lipper category (the

The Fund 19

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

"Similar Funds").They also noted that there were no other accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.The Manager's representatives also reviewed the costs associated with distribution through interme-diaries.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the Manager's performance and the services provided, noting the fund's "unitary fee" structure. The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund's management fee. The Board acknowledged that differences in fees paid by the Similar Funds seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. The Manager's representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager's approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the recent decline in assets, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund's portfolio.

20

It was noted that the Board members should consider the Manager's profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund's assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund's Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was generally satisfied with the fund's performance.
  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative perfor- mance, expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund 21

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund's Management Agreement was in the best interests of the fund and its shareholders and that the Management Agreement would be renewed through April 4, 2007.

22

NOTES

For More Information

Dreyfus	Transfer Agent &
U.S. Treasury Reserves	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue	Dreyfus Service Corporation
New York, NY 10166	200 Park Avenue
Custodian	New York, NY 10166
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone 1-800-645-6561
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation 0326SA0406

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.
(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3) Not applicable.
(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	June 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	June 30, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	June 30, 2006

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)